UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.49%
	Aerospace & Defense — 2.61%
2,523	Arconic, Inc.	$66
807	General Dynamics Corp.	151
1,021	Hexcel Corp.	56
560	Huntington Ingalls Industries, Inc.	112
38,582	L3 Technologies, Inc.	6,378
8,149	Lockheed Martin Corp.	2,181
970	Orbital ATK, Inc.	95
1,039	Raytheon Co.	158
1,418	Rockwell Collins, Inc.	138
1,815	Spirit Aerosystems Holdings, Inc., Class – A	105
3,990	Textron, Inc.	190
16,143	The Boeing Co.	2,855
29,966	United Technologies Corp.	3,362

		15,847

	Air Freight & Logistics — 0.53%
4,411	C.H. Robinson Worldwide, Inc.	341
305	Expeditors International of Washington, Inc.	17
26,618	United Parcel Service, Inc., Class – B	2,856

		3,214

	Airlines — 1.09%
1,758	Alaska Air Group, Inc.	162
10,239	American Airlines Group, Inc.	433
147	Copa Holdings SA, Class – A	17
117,048	Delta Air Lines, Inc.	5,380
6,128	JetBlue Airways Corp. (a)	126
1,380	Spirit Airlines, Inc. (a)	73
6,029	United Continental Holdings, Inc. (a)	426

		6,617

	Auto Components — 1.37%
407	Adient PLC	30
1,073	BorgWarner, Inc.	45
585	Gentex Corp.	12
1,494	Goodyear Tire & Rubber Co.	54
28,211	Lear Corp.	3,994
98,284	Magna International, Inc., ADR	4,242

		8,377

	Automobiles — 0.98%
321,465	Ford Motor Co.	3,742
51,577	General Motors Co.	1,824
6,517	Harley-Davidson, Inc.	394
41	Tesla Motors, Inc. (a)	11

		5,971

	Banks — 8.45%
3,039	Associated Banc-Corp.	74
523,840	Bank of America Corp.	12,358
2,041	Bank of Hawaii Corp.	168
4,743	BankUnited, Inc.	177
41,331	BB&T Corp.	1,847
1,363	BOK Financial Corp.	107
4,028	CIT Group, Inc.	173
30,008	Citigroup, Inc.	1,795
9,449	Citizens Financial Group, Inc.	326
53,530	Comerica, Inc.	3,671
492	Commerce Bancshares, Inc.	28
2,652	Cullen/Frost Bankers, Inc.	236
2,902	East West Bancorp, Inc.	150
40,461	Fifth Third Bancorp	1,028
521	First Hawaiian, Inc.	16
1,298	First Horizon National Corp.	24

Shares	Security Description	Value (000)
	Banks (continued)
183	First Republic Bank	$17
39,992	Huntington Bancshares, Inc.	535
63,708	JPMorgan Chase & Co.	5,596
21,782	KeyCorp	387
3,012	M&T Bank Corp.	466
5,932	PacWest Bancorp	316
15,576	People’s United Financial, Inc.	283
9,486	PNC Financial Services Group, Inc.	1,141
5,269	Popular, Inc.	215
25,695	Regions Financial Corp.	373
900	Signature Bank (a)	134
10,093	SunTrust Banks, Inc.	558
828	SVB Financial Group (a)	154
699	Synovus Financial Corp.	29
3,213	TCF Financial Corp.	55
75,696	U.S. BanCorp	3,898
266,466	Wells Fargo & Co.	14,832
1,588	Western Alliance Bancorp (a)	78
4,048	Zions BanCorp.	170

		51,415

	Beverages — 1.49%
62	Brown-Forman Corp., Class – A	3
2,506	Brown-Forman Corp., Class – B	116
5,711	Dr. Pepper Snapple Group, Inc.	559
975	Molson Coors Brewing Co., Class – B	93
5,565	Monster Beverage Corp. (a)	257
37,579	PepsiCo, Inc.	4,203
90,236	The Coca-Cola Co.	3,830

		9,061

	Biotechnology — 2.51%
53,497	AbbVie, Inc.	3,486
50	Alnylam Pharmaceuticals, Inc. (a)	3
21,127	Amgen, Inc.	3,466
2,235	Biogen Idec, Inc. (a)	611
112,030	Gilead Sciences, Inc.	7,609
597	Intrexon Corp. (a)	12
37	Juno Therapeutics, Inc. (a)	1
155	OPKO Health, Inc. (a)	1
648	United Therapeutics Corp. (a)	88

		15,277

	Building Products — 0.27%
266	Armstrong World Industries, Inc. (a)	12
1,653	Fortune Brands Home & Security, Inc.	101
32,545	Johnson Controls International PLC	1,372
26	Lennox International, Inc.	4
661	Masco Corp.	22
1,897	Owens Corning, Inc.	116
496	USG Corp. (a)	16

		1,643

	Capital Markets — 1.85%
42	Affiliated Managers Group, Inc.	7
6,017	Ameriprise Financial, Inc.	780
1,068	Artisan Partners Asset Management, Inc., Class – A	29
4,615	BlackRock, Inc., Class – A	1,771
11,915	CME Group, Inc.	1,417
375	Donnelley Financial Solutions, Inc. (a)	7
1,604	E*Trade Financial Corp. (a)	56
3,480	Eaton Vance Corp.	156
4,081	Federated Investors, Inc., Class – B	107

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
6,732	Franklin Resources, Inc.	$284
5,301	Goldman Sachs Group, Inc.	1,218
320	Interactive Brokers Group, Inc., Class – A	11
1,744	IntercontinentalExchange Group, Inc.	104
30,891	Invesco Ltd.	946
6,320	Lazard Ltd., Class – A	291
4,333	Legg Mason, Inc.	156
2,947	LPL Financial Holdings, Inc.	117
108	Moody’s Corp.	12
25,179	Morgan Stanley	1,079
3,874	Northern Trust Corp.	335
713	Raymond James Financial, Inc.	54
7,409	State Street Corp.	590
15,540	T. Rowe Price Group, Inc.	1,059
162	TD Ameritrade Holding Corp.	6
1,389	The Charles Schwab Corp.	57
629	The NASDAQ OMX Group, Inc.	44
11,981	Thomson Reuters Corp.	518

		11,211

	Chemicals — 2.06%
309	Advansix, Inc. (a)	8
9,537	Air Products & Chemicals, Inc.	1,290
1,809	Albemarle Corp.	191
349	Ashland Global Holdings, Inc.	43
346	Cabot Corp.	21
2,240	Celanese Corp., Series A	201
133,490	CF Industries Holdings, Inc.	3,919
7,416	Eastman Chemical Co.	599
153	FMC Corp.	11
3,150	Huntsman Corp.	77
15,785	LyondellBasell Industries NV, Class A	1,439
870	Monsanto Co.	98
8	NewMarket Corp.	4
1,103	Platform Specialty Products Corp. (a)	14
9,462	Praxair, Inc.	1,122
45,109	The Dow Chemical Co.	2,867
15,850	The Mosaic Co.	463
1,239	The Scotts Miracle-Gro Co.	116
167	Valvoline, Inc.	4
179	W.R. Grace & Co.	12
605	Westlake Chemical Corp.	40

		12,539

	Commercial Services & Supplies — 0.26%
274	Clean Harbors, Inc. (a)	15
763	Copart, Inc. (a)	47
8,874	Covanta Holding Corp.	139
4,108	KAR Auction Services, Inc.	180
238	LSC Communications, Inc.	6
8,568	Pitney Bowes, Inc.	112
1,343	Republic Services, Inc., Class – A	84
2,220	RR Donnelley & Sons Co.	27
677	Stericycle, Inc. (a)	56
12,780	Waste Management, Inc.	933

		1,599

	Communications Equipment — 1.70%
825	Arris International PLC (a)	22
2,358	Brocade Communications Systems, Inc.	29
135,662	Cisco Systems, Inc.	4,585
259	EchoStar Corp., Class – A (a)	15
711	Harris Corp.	79
6,790	Juniper Networks, Inc.	189

Shares	Security Description	Value (000)
	Communications Equipment (continued)
6,687	Motorola Solutions, Inc.	$577
900,434	Nokia Corp., ADR	4,880

		10,376

	Construction & Engineering — 0.08%
858	AECOM Technology Corp. (a)	31
1,767	Chicago Bridge & Iron Co.	54
2,305	Fluor Corp.	121
1,974	Jacobs Engineering Group, Inc.	109
2,383	KBR, Inc.	36
2,168	Quanta Services, Inc. (a)	80
278	Valmont Industries, Inc.	43

		474

	Construction Materials — 0.01%
486	Eagle Materials, Inc., Class – A	46
35	Martin Marietta Materials, Inc.	8
63	Vulcan Materials Co.	8

		62

	Consumer Finance — 2.42%
7,998	Ally Financial, Inc.	163
13,753	American Express Co.	1,088
48,326	Capital One Financial Corp.	4,188
112	Credit Acceptance Corp. (a)	22
6,955	Discover Financial Services	476
15,994	Navient Corp.	236
68,007	OneMain Holdings, Inc. (a)	1,690
1,964	Santander Consumer USA Holdings, Inc. (a)	26
7,983	SLM Corp. (a)	97
196,447	Synchrony Financial	6,737

		14,723

	Containers & Packaging — 0.39%
262	AptarGroup, Inc.	20
27	Avery Dennison Corp.	2
3,414	Bemis Co., Inc.	167
1,403	Crown Holdings, Inc. (a)	74
16,227	Graphic Packaging Holding Co.	209
15,933	International Paper Co.	808
2,903	Packaging Corp. of America	266
3,600	Sonoco Products Co.	191
12,236	WestRock Co.	637

		2,374

	Distributors — 0.13%
8,382	Genuine Parts Co.	775

	Diversified Consumer Services — 0.04%
74	Graham Holdings Co.	44
7,986	H&R Block, Inc.	186

		230

	Diversified Financial Services — 0.45%
15,691	Berkshire Hathaway, Inc., Class – B (a)	2,615
1,847	Leucadia National Corp.	48
1,148	Voya Financial, Inc.	44

		2,707

	Diversified Telecommunication Services — 1.81%
122,668	AT&T, Inc.	5,096
51,700	CenturyLink, Inc.	1,219
23,828	Frontier Communications Corp.	51
5,873	Level 3 Communications, Inc. (a)	336

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
86,518	Verizon Communications, Inc.	$4,218
2,342	Zayo Group Holdings, Inc. (a)	77

		10,997

	Electric Utilities — 3.45%
3,512	Alliant Energy Corp.	139
55,022	American Electric Power, Inc.	3,694
1,170	Avangrid, Inc.	50
14,347	Duke Energy Corp.	1,177
77,252	Edison International	6,149
3,684	Entergy Corp.	280
6,709	Eversource Energy	394
65,735	Exelon Corp.	2,365
8,888	FirstEnergy Corp.	283
4,536	Great Plains Energy, Inc.	133
2,160	Hawaiian Electric Industries, Inc.	72
9,942	NextEra Energy, Inc.	1,276
4,408	OGE Energy Corp.	154
7,138	PG&E Corp.	474
2,184	Pinnacle West Capital Corp.	182
47,816	Portland General Electric Co.	2,124
10,368	PPL Corp.	388
21,096	The Southern Co.	1,050
2,287	Westar Energy, Inc.	124
10,353	Xcel Energy, Inc.	460

		20,968

	Electrical Equipment — 1.42%
3,594	AMETEK, Inc.	194
84,294	Eaton Corp. PLC	6,251
30,780	Emerson Electric Co.	1,843
1,979	Hubbell, Inc.	238
743	Regal-Beloit Corp.	56
154	Rockwell Automation, Inc.	24

		8,606

	Electronic Equipment, Instruments & Components — 0.33%
1,660	Arrow Electronics, Inc. (a)	122
2,341	Avnet, Inc.	107
52,121	Corning, Inc.	1,408
923	Dolby Laboratories, Inc., Class – A	48
1,669	Fitbit, Inc., Class – A (a)	10
770	FLIR Systems, Inc.	28
36	IPG Photonics Corp. (a)	4
1,054	Jabil Circuit, Inc.	30
3,161	Keysight Technologies, Inc. (a)	114
3,293	National Instruments Corp.	107
309	Trimble Navigation Ltd. (a)	10
72	Zebra Technologies Corp., Class – A (a)	7

		1,995

	Energy Equipment & Services — 2.67%
8,602	Baker Hughes, Inc.	515
378	Diamond Offshore Drilling, Inc. (a)	6
739	Dril-Quip, Inc. (a)	40
1,715	Ensco PLC, Class A, ADR	16
657	Franks International NV	7
4,876	Halliburton Co.	240
69,529	Helmerich & Payne, Inc.	4,629
5,461	Nabors Industries Ltd.	71
7,339	National Oilwell Varco, Inc.	294
1,407	Noble Corp. PLC	9
4,792	Oceaneering International, Inc.	130

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
2,960	Patterson-UTI Energy, Inc.	$72
720	Rowan Cos. PLC, Class – A (a)	11
1,147	RPC, Inc.	21
129,373	Schlumberger Ltd.	10,104
2,899	Superior Energy Services, Inc. (a)	41
2,009	Transocean Ltd. (a)	25
5,600	Weatherford International PLC (a)	37

		16,268

	Equity Real Estate Investment Trusts — 3.01%
1,819	Alexandria Real Estate Equities, Inc.	201
3,338	American Campus Communities, Inc.	159
946	American Homes 4 Rent, Class – A	22
4,122	Apartment Investment & Management Co., Class – A	183
4,302	Apple Hospitality REIT, Inc.	82
3,480	AvalonBay Communities, Inc.	639
3,672	Boston Properties, Inc.	486
3,380	Brandywine Realty Trust	55
4,761	Brixmor Property Group, Inc.	102
2,327	Camden Property Trust	187
2,249	Care Capital Properties, Inc.	60
12,628	Colony Northstar, Inc.	163
2,908	Columbia Property Trust, Inc.	65
2,918	CoreCivic, Inc.	92
2,206	Corporate Office Properties Trust	73
5,390	Crown Castle International Corp.	509
3,692	CubeSmart	96
1,095	CyrusOne, Inc.	56
2,023	DCT Industrial Trust, Inc.	97
8,844	DDR Corp.	111
2,638	Digital Realty Trust, Inc.	281
2,733	Douglas Emmett, Inc.	105
8,170	Duke Realty Corp.	215
880	Empire State Realty Trust, Inc., Class – A	18
1,788	EPR Properties	132
1,295	Equity Commonwealth (a)	40
1,262	Equity Lifestyle Properties, Inc.	97
9,175	Equity Residential	571
1,571	Essex Property Trust, Inc.	364
2,118	Extra Space Storage, Inc.	158
1,208	Federal Realty Investment Trust	161
2,415	Forest City Realty Trust, Inc., Class – A	53
3,603	Gaming & Leisure Properties, Inc.	120
15,151	GGP Inc.	351
11,517	HCP, Inc.	360
2,007	Healthcare Trust of America, Inc., Class – A	63
2,636	Highwoods Properties, Inc.	130
3,954	Hospitality Properties Trust	125
18,888	Host Hotels & Resorts, Inc.	352
218	Invitation Homes, Inc. (a)	5
4,111	Iron Mountain, Inc.	147
992	Kilroy Realty Corp.	72
11,631	Kimco Realty Corp.	257
1,179	Lamar Advertising Co., Class – A	88
3,526	Liberty Property Trust	136
1,145	Life Storage, Inc.	94
24,394	Mid-America Apartment Communities, Inc.	2,481
3,086	National Retail Properties, Inc.	135
4,709	OMEGA Healthcare Investors, Inc.	155
2,599	Outfront Media, Inc.	69
4,502	Paramount Group, Inc.	73
698	Parks Hotels & Resorts, Inc.	18

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
3,587	Piedmont Office Realty Trust, Inc., Class – A	$77
13,168	Prologis, Inc.	682
2,357	Public Storage	516
543	Quality Care Properties (a)	10
3,238	Rayonier, Inc.	92
6,978	Realty Income Corp.	415
2,863	Regency Centers Corp.	190
6,652	Retail Properties of America, Inc., Class – A	96
2,043	SBA Communications Corp. (a)	246
5,748	Senior Housing Properties Trust	116
5,681	Simon Property Group, Inc.	976
2,571	SL Green Realty Corp.	274
13,577	Spirit Realty Capital, Inc.	138
4,347	Store Capital Corp.	104
1,799	Sun Communities, Inc.	145
1,992	Tanger Factory Outlet Centers, Inc.	65
1,040	Taubman Centers, Inc.	69
4,284	The Macerich Co.	276
6,721	UDR, Inc.	244
2,430	Uniti Group, Inc.	63
7,911	Ventas, Inc.	515
24,181	VEREIT, Inc.	205
3,646	Vornado Realty Trust	366
3,420	Weingarten Realty Investors	114
9,059	Welltower, Inc.	642
18,981	Weyerhaeuser Co.	645
2,804	WP Carey, Inc.	174

		18,319

	Food & Staples Retailing — 2.44%
36,906	CVS Caremark Corp.	2,897
1,006	Sprouts Farmers Market, Inc. (a)	23
16,934	Sysco Corp.	879
212,020	The Kroger Co.	6,253
9,149	Walgreens Boots Alliance, Inc.	760
54,518	Wal-Mart Stores, Inc.	3,930
3,970	Whole Foods Market, Inc.	118

		14,860

	Food Products — 1.62%
32,055	Archer-Daniels-Midland Co.	1,476
754	Blue Buffalo Pet Products, Inc. (a)	17
7,460	Bunge Ltd.	591
7,913	Campbell Soup Co.	453
523	ConAgra Foods, Inc.	21
7,947	Flowers Foods, Inc.	154
34,445	General Mills, Inc.	2,033
4,327	Hershey Co.	473
3,768	Hormel Foods Corp.	130
1,159	Ingredion, Inc.	140
8,551	Kellogg Co.	621
2,019	Lamb Weston Holding, Inc.	85
2,722	Mead Johnson Nutrition Co.	242
8,447	Mondelez International, Inc., Class – A	364
1,059	Pilgrim’s Pride Corp.	24
651	Pinnacle Foods, Inc.	38
155	Post Holdings, Inc. (a)	14
1,484	The Hain Celestial Group, Inc. (a)	55
5,748	The J.M. Smucker Co.	753
20,677	The Kraft Heinz Co.	1,878
213	TreeHouse Foods, Inc. (a)	18

Shares	Security Description	Value (000)
	Food Products (continued)
4,559	Tyson Foods, Inc., Class – A	$281

		9,861

	Gas Utilities — 0.04%
1,693	Atmos Energy Corp.	134
1,230	National Fuel Gas Co.	73
966	UGI Corp.	48

		255

	Health Care Equipment & Supplies — 0.73%
61,856	Abbott Laboratories	2,747
400	Alere, Inc. (a)	16
9,394	Baxter International, Inc.	487
2,515	Danaher Corp.	215
1,309	Dentsply Sirona, Inc.	82
25	Hill-Rom Holdings, Inc.	2
7,949	Medtronic PLC	640
201	Teleflex, Inc.	39
64	The Cooper Companies, Inc.	13
354	Varex Imaging Corp. (a)	12
1,306	Varian Medical Systems, Inc. (a)	119
486	Zimmer Holdings, Inc.	59

		4,431

	Health Care Providers & Services — 2.62%
274	Acadia Healthcare Co., Inc. (a)	12
26,798	Aetna, Inc.	3,418
1,084	Anthem, Inc.	179
1,050	Brookdale Senior Living, Inc. (a)	14
12,284	Cardinal Health, Inc.	1,002
247	Centene Corp. (a)	18
38,747	CIGNA Corp.	5,675
573	DaVita Healthcare Partners, Inc. (a)	39
198	Envision Healthcare Corp. (a)	12
418	Express Scripts Holding Co. (a)	28
557	HCA Holdings, Inc. (a)	50
2,128	Humana, Inc.	439
318	Laboratory Corporation of America Holdings (a)	46
744	LifePoint Hospitals, Inc. (a)	49
30,170	McKesson Corp.	4,472
159	MEDNAX, Inc. (a)	11
2,731	Patterson Companies, Inc.	124
188	Premier, Inc., Class – A (a)	6
807	Quest Diagnostics, Inc.	79
1,543	Universal Health Services, Inc., Class – B	192
633	WellCare Health Plans, Inc. (a)	89

		15,954

	Health Care Technology — 0.00%
1,068	Allscripts Healthcare Solutions, Inc. (a)	14

	Hotels, Restaurants & Leisure — 1.11%
779	Aramark	29
3,628	Brinker International, Inc.	159
20,432	Carnival Corp., Class – A	1,203
87	Choice Hotels International, Inc.	5
4,077	Darden Restaurants, Inc.	341
2,884	Dunkin’ Brands Group, Inc.	158
3,564	Extended Stay America, Inc.	57
34	Hilton Grand Vacations (a)	1
2,128	Hilton Worldwide Holdings, Inc.	124
544	Hyatt Hotels Corp., Class – A (a)	29
3,283	International Game Technology PLC	78

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
11,832	Las Vegas Sands Corp.	$676
444	Marriott International, Inc., Class – A	42
22,043	McDonald’s Corp.	2,858
2,465	MGM Resorts International	68
813	Norwegian Cruise Line Holdings Ltd. (a)	41
958	Royal Caribbean Cruises Ltd.	94
2,151	Six Flags Entertainment Corp.	128
528	The Wendy’s Co.	7
1,248	Vail Resorts, Inc.	239
4,096	Wyndham Worldwide Corp.	345
54	Wynn Resorts Ltd.	6

		6,688

	Household Durables — 0.22%
381	CalAtlantic Group, Inc.	14
3,467	D.R. Horton, Inc.	115
3,828	Garmin Ltd.	196
3,975	Leggett & Platt, Inc.	200
1,875	Lennar Corp., Class – A	96
29	Lennar Corp., Class – B	1
74	Mohawk Industries, Inc. (a)	17
1,370	PulteGroup, Inc.	32
1,655	Toll Brothers, Inc. (a)	60
1,476	Tupperware Brands Corp.	93
3,002	Whirlpool Corp.	515

		1,339

	Household Products — 1.68%
2,402	Church & Dwight Co., Inc.	120
39,532	Colgate-Palmolive Co.	2,893
242	Energizer Holdings, Inc.	13
14,701	Kimberly-Clark Corp.	1,935
233	Spectrum Brands Holdings, Inc.	32
3,883	The Clorox Co.	524
52,208	The Procter & Gamble Co.	4,692

		10,209

	Independent Power & Renewable Electricity Producers — 0.03%
3,836	Calpine Corp. (a)	42
1,779	NRG Energy, Inc., Class – C	33
10,949	The AES Corp.	123

		198

	Industrial Conglomerates — 1.84%
14,952	3M Co.	2,861
934	Carlisle Companies, Inc.	99
156,194	General Electric Co.	4,654
27,987	Honeywell International, Inc.	3,495
274	Roper Industries, Inc.	57

		11,166

	Insurance — 5.58%
21,458	Aflac, Inc.	1,554
264	Alleghany Corp. (a)	162
493	Allied World Assurance Co. Holdings AG	26
43,935	Allstate Corp.	3,580
385	American Financial Group, Inc.	37
131,148	American International Group, Inc.	8,187
53	American National Insurance Co.	6
11,479	AmTrust Financial Services, Inc.	212
660	Arch Capital Group Ltd. (a)	63
4,747	Arthur J. Gallagher & Co.	268
1,071	Aspen Insurance Holdings Ltd.	56

Shares	Security Description	Value (000)
	Insurance (continued)
3,206	Assurant, Inc.	$307
748	Assured Guaranty Ltd.	28
151	Athene Holding, Ltd. (a)	8
4,738	AXIS Capital Holdings Ltd.	317
619	Brown & Brown, Inc.	26
2,613	Chubb Ltd.	356
5,379	Cincinnati Financial Corp.	389
997	CNA Financial Corp.	44
691	Erie Indemnity Co., Class – A	85
2,128	Everest Re Group Ltd.	497
56,607	First American Financial Corp.	2,224
135,395	FNF Group	5,272
2,132	Hanover Insurance Group, Inc.	192
6,994	Hartford Financial Services Group, Inc.	336
3,917	Lincoln National Corp.	256
5,054	Loews Corp.	236
77	Markel Corp. (a)	75
872	Mercury General Corp.	53
46,396	MetLife, Inc.	2,451
11,170	Old Republic International Corp.	229
13,573	Principal Financial Group, Inc.	857
296	ProAssurance Corp.	18
24,400	Prudential Financial, Inc.	2,603
1,131	Reinsurance Group of America	144
733	RenaissanceRe Holdings Ltd.	106
2,977	The Progressive Corp.	117
15,680	The Travelers Cos., Inc.	1,890
666	Torchmark Corp.	51
4,246	Unum Group	199
3,676	Validus Holdings Ltd.	207
539	W.R. Berkley Corp.	38
26	White Mountains Insurance Group Ltd.	23
1,040	XL Group Ltd.	41

		33,826

	Internet & Direct Marketing Retail — 0.01%
617	Liberty Expedia Holdings, Class – A (a)	28
1,100	Liberty Interactive Corp., QVC Group (a)	22
926	Liberty Ventures, Class – A (a)	41

		91

	Internet Software & Services — 0.12%
1,816	Akamai Technologies, Inc. (a)	108
69	CommerceHub, Inc., Series A (a)	1
121	CommerceHub, Inc., Series C (a)	2
10,625	eBay, Inc. (a)	357
89	InterActiveCorp (a)	7
17	Nutanix, Inc., Class – A (a)	—
165	Pandora Media, Inc. (a)	2
32	Twilio, Inc., Class – A (a)	1
437	Twitter, Inc. (a)	7
4,894	Yahoo!, Inc. (a)	227
108	Yelp, Inc. (a)	4
131	Zillow Group, Inc., Class – A (a)	4
185	Zillow Group, Inc., Class – C (a)	6

		726

	IT Services — 1.70%
830	Amdocs Ltd.	51
13,832	Automatic Data Processing, Inc.	1,416
59,666	Booz Allen Hamilton Holding Corp.	2,112
6,156	Cognizant Technology Solutions Corp. (a)	366
777	Computer Sciences Corp.	54
73,195	Conduent, Inc. (a)	1,228

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
210	CoreLogic, Inc. (a)	$9
326	DST Systems, Inc.	40
800	Fidelity National Information Services, Inc.	64
17,969	International Business Machines Corp.	3,128
4,475	Leidos Holdings, Inc.	229
10,015	Paychex, Inc.	590
11,399	PayPal Holdings, Inc. (a)	490
6,188	Sabre Corp.	131
20,925	Western Union Co.	426

		10,334

	Leisure Products — 0.35%
124	Brunswick Corp.	8
3,113	Hasbro, Inc.	311
16,972	Mattel, Inc.	435
15,950	Polaris Industries, Inc. ^	1,336
778	Vista Outdoor, Inc. (a)	16

		2,106

	Life Sciences Tools & Services — 0.10%
1,369	Agilent Technologies, Inc.	72
124	Bio-Rad Laboratories, Inc., Class – A (a)	25
394	Bio-Techne Corp.	40
1,117	Bruker Biosciences Corp.	26
107	Patheon NV (a)	3
485	PerkinElmer, Inc.	28
1,235	Qiagen NV (a)	36
164	Quintiles IMS Holdings, Inc. (a)	13
1,209	Thermo Electron Corp.	186
420	VWR Corp. (a)	12
800	Waters Corp. (a)	125

		566

	Machinery — 1.63%
1,154	AGCO Corp.	69
800	Allison Transmission Holdings, Inc.	29
20,545	Caterpillar, Inc.	1,905
1,567	Colfax Corp. (a)	62
789	Crane Co.	59
8,664	Cummins, Inc.	1,310
13,389	Deere & Co.	1,458
53	Donaldson Company, Inc.	2
5,595	Dover Corp.	450
293	Flowserve Corp.	14
1,273	Fortive Corp.	77
28	IDEX Corp.	3
3,542	Ingersoll-Rand PLC	288
1,520	ITT, Inc.	62
131	Lincoln Electric Holdings, Inc.	11
33,997	Oshkosh Corp.	2,331
5,471	PACCAR, Inc.	368
753	Parker Hannifin Corp.	121
6,187	Pentair PLC	388
774	Snap-on, Inc.	131
2,399	Stanley Black & Decker, Inc.	319
1,754	Terex Corp.	55
3,528	The Timken Co.	159
2,455	Trinity Industries, Inc.	65
548	WABCO Holdings, Inc. (a)	64
932	Wabtec Corp.	73
484	Welbilt, Inc. (a)	10
485	Xylem, Inc.	24

		9,907

Shares	Security Description	Value (000)
	Marine — 0.01%
1,027	Kirby Corp. (a)	$72

	Media — 1.31%
775	AMC Networks, Inc. (a)	45
2,664	Cinemark Holdings, Inc.	118
114	Clear Channel Outdoor Holdings, Inc.	1
113,004	Comcast Corp., Class – A	4,247
2,013	Discovery Communications, Inc., Class – A (a)	59
2,989	Discovery Communications, Inc., Class – C (a)	85
3,014	Dish Network Corp. (a)	191
2,272	John Wiley & Sons, Inc., Class – A	122
474	Liberty Broadband, Class – A (a)	40
580	Liberty Broadband, Class – C (a)	50
514	Liberty SiriusXM Group, Class – A (a)	20
1,030	Liberty SiriusXM Group, Class – C (a)	40
730	Lions Gate Entertainment Corp., Class – A	19
931	Lions Gate Entertainment Corp., Class – B (a)	23
329	Live Nation Entertainment, Inc. (a)	10
703	News Corp., Inc.	9
7,046	News Corp., Inc., Class – A	92
7,307	Omnicom Group, Inc.	630
49,535	Regal Entertainment Group, Class – A	1,118
1,056	Scripps Networks Interactive, Class – A	83
10,099	TEGNA, Inc.	259
13,110	The Interpublic Group of Companies, Inc.	322
99	The Madison Square Garden Co., Class – A (a)	20
1,529	Time Warner, Inc.	149
3,049	Tribune Media Co.	114
1,383	Twenty-First Century Fox, Inc.	45
622	Twenty-First Century Fox, Inc.	20
11	Viacom, Inc., Class – A	1
253	Viacom, Inc., Class – B	12

		7,944
	Metals & Mining — 0.29%
828	Alcoa Corp. (a)	28
2,190	Compass Minerals International, Inc.	149
5,889	Freeport-McMoRan Copper & Gold, Inc. (a)	79
3,000	Newmont Mining Corp.	99
14,173	Nucor Corp.	846
3,362	Reliance Steel & Aluminum Co.	269
342	Royal Gold, Inc.	24
300	Southern Copper Corp.	11
3,572	Steel Dynamics, Inc.	124
14,307	Tahoe Resources, Inc.	115
870	United States Steel Corp.	29

		1,773

	Mortgage Real Estate Investment Trusts — 0.14%
6,146	AGNC Investment Corp.	122
18,952	Annaly Capital Management, Inc.	211
7,976	Chimera Investment Corp.	161
6,895	MFA Financial, Inc.	56
11,865	Starwood Property Trust, Inc.	267
6,454	Two Harbors Investment Corp.	62

		879

	Multiline Retail — 0.96%
247	Dillard’s, Inc., Class – A	13
30,528	Dollar General Corp.	2,129

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multiline Retail (continued)
1,745	J.C. Penney Co., Inc. (a)	$11
12,505	Kohl’s Corp.	498
16,631	Macy’s, Inc.	493
3,828	Nordstrom, Inc.	178
45,412	Target Corp.	2,506

		5,828

	Multi-Utilities — 1.08%
3,522	Ameren Corp.	192
6,917	CenterPoint Energy, Inc.	191
4,354	CMS Energy Corp.	195
6,299	Consolidated Edison, Inc.	489
9,949	Dominion Resources, Inc.	772
2,724	DTE Energy Co.	278
3,206	MDU Resources Group, Inc.	88
114,767	NiSource, Inc.	2,729
10,793	Public Service Enterprise Group, Inc.	479
3,002	SCANA Corp.	196
4,033	Sempra Energy	446
1,222	Vectren Corp.	72
6,927	WEC Energy Group, Inc.	420

		6,547

	Oil, Gas & Consumable Fuels — 8.54%
3,176	Anadarko Petroleum Corp.	197
3,361	Antero Resources Corp. (a)	77
661	Apache Corp.	34
7,184	Cabot Oil & Gas Corp.	172
100,307	Canadian Natural Resources	3,289
1,120	Cheniere Energy, Inc. (a)	53
3,172	Chesapeake Energy Corp. (a)	19
44,141	Chevron Corp.	4,739
457	Cimarex Energy Co.	55
2,728	Concho Resources, Inc. (a)	350
53,946	ConocoPhillips	2,690
4,407	CONSOL Energy, Inc. (a)	74
1,476	Continental Resources, Inc. (a)	67
86,492	Devon Energy Corp.	3,608
380	Diamondback Energy, Inc. (a)	39
9,437	Enbridge, Inc.	395
1,878	Energen Corp. (a)	102
65,853	EOG Resources, Inc.	6,424
3,223	EQT Corp.	197
790	Extraction Oil & Gas, Inc. (a)	15
70,122	Exxon Mobil Corp.	5,751
2,583	Gulfport Energy Corp. (a)	44
74,803	Hess Corp.	3,606
7,959	HollyFrontier Corp.	226
91,131	Kinder Morgan, Inc.	1,981
3,324	Kosmos Energy Ltd. (a)	22
822	Laredo Petroleum, Inc. (a)	12
16,494	Marathon Oil Corp.	261
116,479	Marathon Petroleum Corp.	5,887
7,946	Murphy Oil Corp.	227
833	Newfield Exploration Co. (a)	31
8,254	Noble Energy, Inc.	283
49,511	Occidental Petroleum Corp.	3,137
6,656	ONEOK, Inc.	369
1,148	Parsley Energy, Inc., Class A (a)	37
6,223	PBF Energy, Inc., Class – A	138
23,441	Phillips 66	1,857
3,132	Pioneer Natural Resources Co.	583
4,623	QEP Resources, Inc. (a)	59

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
3,926	Range Resources Corp.	$114
2,973	Rice Energy, Inc. (a)	70
1,855	SM Energy Co.	45
8,621	Targa Resources Corp.	516
9,001	Tesoro Corp.	730
24,654	The Williams Cos., Inc.	730
38,448	Valero Energy Corp.	2,549
3,923	Whiting Petroleum Corp. (a)	37
1,330	World Fuel Services Corp.	48
6,732	WPX Energy, Inc. (a)	90

		52,036

	Paper & Forest Products — 0.02%
4,026	Domtar Corp.	147

	Personal Products — 0.12%
15,926	Coty, Inc., Class – A	288
905	Edgewell Personal Care Co. (a)	66
686	Herbalife Ltd. (a)	40
2,675	Nu Skin Enterprises, Inc., Class – A	149
2,025	The Estee Lauder Companies, Inc., Class – A	172

		715

	Pharmaceuticals — 4.40%
865	Akorn, Inc. (a)	21
795	Allergan PLC	190
52,710	Bristol-Myers Squibb Co.	2,866
25,850	Eli Lilly & Co.	2,174
1,157	ENDO International PLC (a)	13
41,058	Johnson & Johnson	5,114
75,828	Mallinckrodt PLC (a)	3,380
70,021	Merck & Co., Inc.	4,449
6,569	Mylan NV (a)	256
786	Perrigo Co. PLC	52
133,991	Pfizer, Inc.	4,584
114,349	Teva Pharmaceutical Industries Ltd., ADR	3,669

		26,768

	Professional Services — 0.15%
906	ManpowerGroup, Inc.	93
16,743	Nielsen Holdings PLC	693
969	Robert Half International, Inc.	47
123	The Dun & Bradstreet Corp.	13
1,188	Versik Analytics, Inc., Class – A (a)	96

		942

	Real Estate Management & Development — 0.03%
1,472	CBRE Group, Inc., Class – A (a)	51
382	Howard Hughes Corp. (a)	45
475	Jones Lang LaSalle, Inc.	53
1,531	Realogy Holdings Corp.	46

		195

	Road & Rail — 0.84%
17	AMERCO, Inc.	6
5,456	CSX Corp.	254
1,126	Genesee & Wyoming, Inc., Class – A (a)	76
334	Hertz Global Holdings, Inc. (a)	6
604	Kansas City Southern	52
585	Landstar System, Inc.	50
10,479	Norfolk Southern Corp.	1,173
147	Old Dominion Freight Line, Inc.	13
2,902	Ryder System, Inc.	219

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
31,006	Union Pacific Corp.	$3,285

		5,134

	Semiconductors & Semiconductor Equipment — 3.58%
11,640	Analog Devices, Inc.	954
1,793	Applied Materials, Inc.	70
1,762	Cree, Inc. (a)	47
11,035	Cypress Semiconductor Corp.	152
431	First Solar, Inc. (a)	12
313,989	Intel Corp.	11,325
4,206	KLA-Tencor Corp.	400
2,417	Lam Research Corp.	310
2,268	Marvell Technology Group Ltd.	35
7,961	Maxim Integrated Products, Inc.	358
5,866	Micron Technology, Inc. (a)	170
2,089	ON Semiconductor Corp. (a)	32
649	Qorvo, Inc. (a)	44
71,288	Qualcomm, Inc.	4,088
2,819	Skyworks Solutions, Inc.	276
543	SunPower Corp. (a)	3
1,145	Teradyne, Inc.	36
35,465	Texas Instruments, Inc.	2,857
132	Versum Materials, Inc. (a)	4
9,322	Xilinx, Inc.	540

		21,713

	Software — 2.38%
367	ANSYS, Inc. (a)	39
220	Autodesk, Inc. (a)	19
10,421	CA, Inc.	331
1,107	Dell Technologies, Inc., Class – V (a)	71
670	FireEye, Inc. (a)	8
43,362	Microsoft Corp.	2,856
396	Nuance Communications, Inc. (a)	7
244,566	Oracle Corp.	10,911
362	PTC, Inc. (a)	19
72	SS&C Technologies Holdings, Inc.	3
3,004	Symantec Corp.	92
767	Synopsys, Inc. (a)	55
330	VMware, Inc., Class – A (a)	30
4,382	Zynga, Inc. (a)	12

		14,453

	Specialty Retail — 1.22%
226	AutoNation, Inc. (a)	10
1,907	Bed Bath & Beyond, Inc.	75
13,826	Best Buy Co., Inc.	680
18,004	Burlington Stores, Inc. (a)	1,752
249	Cabela’s, Inc., Class – A (a)	13
420	CST Brands, Inc.	20
793	Dick’s Sporting Goods, Inc.	39
1,104	Foot Locker, Inc.	83
15,867	GameStop Corp., Class – A	358
9,500	Gap, Inc.	231
11,405	L Brands, Inc.	537
181	Michaels Cos., Inc. The (a)	4
86	Murphy USA, Inc. (a)	6
1,673	Penske Automotive Group, Inc.	78
48	Signet Jewelers Ltd.	3
43,297	Staples, Inc.	380
19,488	The Home Depot, Inc.	2,861
1,461	Tiffany & Co.	139
839	Urban Outfitters, Inc. (a)	20

Shares	Security Description	Value (000)
	Specialty Retail (continued)
2,563	Williams-Sonoma, Inc.	$137

		7,426

	Technology Hardware, Storage & Peripherals — 2.82%
8,042	Apple, Inc.	1,155
155,694	Hewlett Packard Enterprise Co.	3,690
323,016	HP, Inc.	5,775
29,466	NCR Corp. (a)	1,346
5,323	NetApp, Inc.	223
10,456	Western Digital Corp.	863
557,585	Xerox Corp.	4,093

		17,145

	Textiles, Apparel & Luxury Goods — 0.41%
9,611	Coach, Inc.	397
13,319	Hanesbrands, Inc.	277
1,289	Michael Kors Holdings Ltd. (a)	49
1,100	PVH Corp.	114
2,485	Ralph Lauren Corp.	203
25,790	V.F. Corp.	1,417

		2,457

	Thrifts & Mortgage Finance — 0.06%
23,586	New York Community Bancorp, Inc.	329
342	TFS Financial Corp.	6

		335

	Tobacco — 2.24%
117,130	Altria Group, Inc.	8,365
33,106	Philip Morris International, Inc.	3,738
24,208	Reynolds American, Inc.	1,526

		13,629

	Trading Companies & Distributors — 0.14%
1,321	Air Lease Corp.	51
8,482	Fastenal Co.	437
2,176	HD Supply Holdings, Inc. (a)	89
146	Herc Holdings, Inc. (a)	7
157	MSC Industrial Direct Co., Inc., Class – A	16
77	United Rentals, Inc. (a)	10
1,457	Watsco, Inc.	209
803	WESCO International, Inc. (a)	56

		875

	Transportation Infrastructure — 0.04%
2,921	Macquarie Infrastructure Corp.	235

	Water Utilities — 0.03%
1,015	American Water Works Co., Inc.	79
2,964	Aqua America, Inc.	95

		174

	Wireless Telecommunication Services — 1.48%
4,264	Sprint Nextel Corp. (a)	37
5,080	Telephone & Data Systems, Inc.	135
136,089	T-Mobile US, Inc. (a)	8,789
315	US Cellular Corp. (a)	12

		8,973

	Total Common Stocks	580,571

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. (Casa Ley) *	$11
11,130	Safeway, Inc. (PDC) *	1

	Total Contingent Rights	12

	U.S. Treasury Obligation — 0.00%
$11	U.S. Treasury Bill, 0.69%, 6/15/17 (b)(c)	11

	Total U.S. Treasury Obligation	11

	Time Deposit — 0.59%
3,581	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	3,581

	Total Time Deposit	3,581

	Exchange-Traded Fund — 0.28%
54	Real Estate Select Sector SPDR Fund	1,719

	Total Exchange-Traded Fund	1,719

	Mutual Funds — 4.19%
1,361	Dreyfus Treasury Prime Cash Management Fund, 0.50% (d)	1,361
224	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(d)	224
108	State Street Institutional Treasury Money Market Fund, 0.52% (d)	108
23,768	State Street Institutional Treasury Plus Money Market Fund, 0.52% (d)	23,769

	Total Mutual Funds	25,462

	Repurchase Agreement — 0.09%
$571	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $571,349 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/5/17 – 11/15/45 fair value $582,735) ^^	571

	Total Repurchase Agreement	571

	Total Investments (cost $510,717) — 100.64%	611,927
	Liabilities in excess of other assets — (0.64)%	(3,873)

	Net Assets — 100.00%	$608,054

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $804 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2017.
ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	36.15%	48.86%	10.48%	—	—	95.49%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.59%	—	—	—	—	0.59%
Exchange-Traded Fund	—	—	—	0.28%	—	0.28%
Mutual Funds	—	0.31%	0.04%	3.15%	0.69%	4.19%
Repurchase Agreement	—	0.09%	—	—	—	0.09%
Other Assets (Liabilities)	-0.52%	-0.17%	-0.01%	0.06%	0.00%	-0.64%

Total Net Assets	36.22%	49.09%	10.51%	3.49%	0.69%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
35	E-Mini S&P 500 Future	$4,129	6/16/17	$(2)
7	E-Mini S&P Midcap 400 Future	1,203	6/16/17	6

	Net Unrealized Appreciation/(Depreciation)			$4

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investment.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.91%
	Aerospace & Defense — 2.42%
3,454	Arconic, Inc.	$91
1,130	General Dynamics Corp.	212
1,660	Hexcel Corp.	91
885	Huntington Ingalls Industries, Inc.	177
53,467	L3 Technologies, Inc.	8,837
7,701	Lockheed Martin Corp.	2,061
1,501	Orbital ATK, Inc.	147
1,459	Raytheon Co.	222
2,305	Rockwell Collins, Inc.	224
2,833	Spirit Aerosystems Holdings, Inc., Class – A	164
6,254	Textron, Inc.	298
15,255	The Boeing Co.	2,698
30,323	United Technologies Corp.	3,402

		18,624

	Air Freight & Logistics — 0.40%
4,169	C.H. Robinson Worldwide, Inc.	322
429	Expeditors International of Washington, Inc.	24
25,155	United Parcel Service, Inc., Class – B	2,700

		3,046

	Airlines — 1.28%
2,827	Alaska Air Group, Inc.	261
15,955	American Airlines Group, Inc.	675
251	Copa Holdings SA, Class – A	28
173,159	Delta Air Lines, Inc.	7,958
9,582	JetBlue Airways Corp. (a)	197
2,159	Spirit Airlines, Inc. (a)	115
9,418	United Continental Holdings, Inc. (a)	665

		9,899

	Auto Components — 1.48%
569	Adient PLC	41
1,509	BorgWarner, Inc.	63
811	Gentex Corp.	17
2,103	Goodyear Tire & Rubber Co.	76
38,027	Lear Corp.	5,384
134,187	Magna International, Inc., ADR	5,791

		11,372

	Automobiles — 0.82%
349,849	Ford Motor Co.	4,073
52,301	General Motors Co.	1,849
6,159	Harley-Davidson, Inc.	373
59	Tesla Motors, Inc. (a)	16

		6,311

	Banks — 8.85%
4,770	Associated Banc-Corp.	116
726,080	Bank of America Corp.	17,127
2,471	Bank of Hawaii Corp.	204
5,743	BankUnited, Inc.	214
49,257	BB&T Corp.	2,202
1,610	BOK Financial Corp.	126
6,302	CIT Group, Inc.	271
45,206	Citigroup, Inc.	2,704
14,921	Citizens Financial Group, Inc.	516
72,967	Comerica, Inc.	5,004
687	Commerce Bancshares, Inc.	39
3,171	Cullen/Frost Bankers, Inc.	282
4,534	East West Bancorp, Inc.	234
47,839	Fifth Third Bancorp	1,215

Shares	Security Description	Value (000)
	Banks (continued)
779	First Hawaiian, Inc.	$23
1,835	First Horizon National Corp.	34
257	First Republic Bank	24
40,477	Huntington Bancshares, Inc.	542
76,727	JPMorgan Chase & Co.	6,740
34,127	KeyCorp	607
4,720	M&T Bank Corp.	730
7,099	PacWest Bancorp	378
18,762	People’s United Financial, Inc.	341
14,783	PNC Financial Services Group, Inc.	1,778
6,275	Popular, Inc.	256
40,075	Regions Financial Corp.	582
1,459	Signature Bank (a)	217
15,785	SunTrust Banks, Inc.	873
1,328	SVB Financial Group (a)	247
989	Synovus Financial Corp.	41
5,026	TCF Financial Corp.	86
85,987	U.S. BanCorp	4,428
351,134	Wells Fargo & Co.	19,543
2,528	Western Alliance Bancorp (a)	124
6,330	Zions BanCorp.	266

		68,114

	Beverages — 1.67%
64	Brown-Forman Corp., Class – A	3
4,068	Brown-Forman Corp., Class – B	188
5,397	Dr. Pepper Snapple Group, Inc.	528
1,353	Molson Coors Brewing Co., Class – B	129
9,048	Monster Beverage Corp. (a)	418
65,467	PepsiCo, Inc.	7,324
99,633	The Coca-Cola Co.	4,228

		12,818

	Biotechnology — 2.32%
57,131	AbbVie, Inc.	3,723
81	Alnylam Pharmaceuticals, Inc. (a)	4
22,491	Amgen, Inc.	3,690
3,633	Biogen Idec, Inc. (a)	993
136,531	Gilead Sciences, Inc.	9,274
971	Intrexon Corp. (a)	19
109	Juno Therapeutics, Inc. (a)	2
387	OPKO Health, Inc. (a)	3
1,012	United Therapeutics Corp. (a)	137

		17,845

	Building Products — 0.23%
398	Armstrong World Industries, Inc. (a)	18
2,687	Fortune Brands Home & Security, Inc.	164
32,621	Johnson Controls International PLC	1,374
35	Lennox International, Inc.	6
922	Masco Corp.	31
2,932	Owens Corning, Inc.	180
697	USG Corp. (a)	22

		1,795

	Capital Markets — 1.77%
59	Affiliated Managers Group, Inc.	10
5,933	Ameriprise Financial, Inc.	769
1,010	Artisan Partners Asset Management, Inc., Class – A	28
4,680	BlackRock, Inc., Class – A	1,796
12,111	CME Group, Inc.	1,439
696	Donnelley Financial Solutions, Inc. (a)	13
2,249	E*Trade Financial Corp. (a)	78

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
3,289	Eaton Vance Corp.	$148
4,673	Federated Investors, Inc., Class – B	123
10,490	Franklin Resources, Inc.	442
8,120	Goldman Sachs Group, Inc.	1,866
504	Interactive Brokers Group, Inc., Class – A	17
2,449	IntercontinentalExchange Group, Inc.	147
33,671	Invesco Ltd.	1,031
7,434	Lazard Ltd., Class – A	342
4,434	Legg Mason, Inc.	160
3,030	LPL Financial Holdings, Inc.	121
163	Moody’s Corp.	18
39,129	Morgan Stanley	1,676
6,036	Northern Trust Corp.	523
1,021	Raymond James Financial, Inc.	78
11,547	State Street Corp.	919
17,049	T. Rowe Price Group, Inc.	1,162
267	TD Ameritrade Holding Corp.	10
1,936	The Charles Schwab Corp.	79
913	The NASDAQ OMX Group, Inc.	63
12,112	Thomson Reuters Corp.	524

		13,582

	Chemicals — 1.99%
503	Advansix, Inc. (a)	14
9,081	Air Products & Chemicals, Inc.	1,229
2,778	Albemarle Corp.	293
489	Ashland Global Holdings, Inc.	61
491	Cabot Corp.	29
3,456	Celanese Corp., Series A	311
193,412	CF Industries Holdings, Inc.	5,676
8,425	Eastman Chemical Co.	681
197	FMC Corp.	14
4,888	Huntsman Corp.	120
17,868	LyondellBasell Industries NV, Class A	1,629
1,229	Monsanto Co.	139
5	NewMarket Corp.	2
1,561	Platform Specialty Products Corp. (a)	20
9,035	Praxair, Inc.	1,072
52,069	The Dow Chemical Co.	3,308
18,317	The Mosaic Co.	534
1,200	The Scotts Miracle-Gro Co.	112
318	Valvoline, Inc.	8
252	W.R. Grace & Co.	18
932	Westlake Chemical Corp.	62

		15,332

	Commercial Services & Supplies — 0.22%
385	Clean Harbors, Inc. (a)	21
1,239	Copart, Inc. (a)	77
8,386	Covanta Holding Corp.	132
3,882	KAR Auction Services, Inc.	170
475	LSC Communications, Inc.	12
9,312	Pitney Bowes, Inc.	122
1,858	Republic Services, Inc., Class – A	117
2,067	RR Donnelley & Sons Co.	25
1,077	Stericycle, Inc. (a)	89
12,283	Waste Management, Inc.	895

		1,660

	Communications Equipment — 1.72%
1,152	Arris International PLC (a)	30
3,190	Brocade Communications Systems, Inc.	40
156,428	Cisco Systems, Inc.	5,288
364	EchoStar Corp., Class – A (a)	21

Shares	Security Description	Value (000)
	Communications Equipment (continued)
984	Harris Corp.	$109
10,485	Juniper Networks, Inc.	292
6,705	Motorola Solutions, Inc.	578
1,257,492	Nokia Corp., ADR	6,816

		13,174

	Construction & Engineering — 0.09%
1,194	AECOM Technology Corp. (a)	42
2,684	Chicago Bridge & Iron Co.	83
3,567	Fluor Corp.	187
3,055	Jacobs Engineering Group, Inc.	169
3,696	KBR, Inc.	56
3,395	Quanta Services, Inc. (a)	126
441	Valmont Industries, Inc.	69

		732

	Construction Materials — 0.01%
790	Eagle Materials, Inc., Class – A	77
48	Martin Marietta Materials, Inc.	10
74	Vulcan Materials Co.	9

		96

	Consumer Finance — 2.63%
12,547	Ally Financial, Inc.	255
21,368	American Express Co.	1,690
67,641	Capital One Financial Corp.	5,862
182	Credit Acceptance Corp. (a)	36
10,968	Discover Financial Services	750
18,435	Navient Corp.	272
83,361	OneMain Holdings, Inc. (a)	2,072
3,193	Santander Consumer USA Holdings, Inc. (a)	43
12,622	SLM Corp. (a)	153
264,956	Synchrony Financial	9,088

		20,221

	Containers & Packaging — 0.33%
372	AptarGroup, Inc.	29
41	Avery Dennison Corp.	3
3,443	Bemis Co., Inc.	168
2,280	Crown Holdings, Inc. (a)	121
15,535	Graphic Packaging Holding Co.	200
16,096	International Paper Co.	818
2,744	Packaging Corp. of America	251
3,656	Sonoco Products Co.	193
13,972	WestRock Co.	727

		2,510

	Distributors — 0.10%
7,938	Genuine Parts Co.	734

	Diversified Consumer Services — 0.03%
116	Graham Holdings Co.	70
8,012	H&R Block, Inc.	186

		256

	Diversified Financial Services — 0.52%
23,070	Berkshire Hathaway, Inc., Class – B (a)	3,845
2,674	Leucadia National Corp.	70
1,652	Voya Financial, Inc.	63

		3,978

	Diversified Telecommunication Services — 1.67%
144,758	AT&T, Inc.	6,015
55,527	CenturyLink, Inc.	1,309

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
37,373	Frontier Communications Corp.	$80
9,147	Level 3 Communications, Inc. (a)	523
98,103	Verizon Communications, Inc.	4,783
3,806	Zayo Group Holdings, Inc. (a)	125

		12,835

	Electric Utilities — 3.23%
3,905	Alliant Energy Corp.	155
76,106	American Electric Power, Inc.	5,109
1,441	Avangrid, Inc.	62
17,699	Duke Energy Corp.	1,451
101,396	Edison International	8,071
4,539	Entergy Corp.	345
8,262	Eversource Energy	486
22,452	Exelon Corp.	808
10,926	FirstEnergy Corp.	348
5,577	Great Plains Energy, Inc.	163
2,665	Hawaiian Electric Industries, Inc.	89
12,153	NextEra Energy, Inc.	1,560
5,348	OGE Energy Corp.	187
8,029	PG&E Corp.	533
2,702	Pinnacle West Capital Corp.	225
63,139	Portland General Electric Co.	2,805
11,579	PPL Corp.	433
25,717	The Southern Co.	1,280
2,522	Westar Energy, Inc.	137
12,872	Xcel Energy, Inc.	572

		24,819

	Electrical Equipment — 1.45%
5,550	AMETEK, Inc.	300
113,460	Eaton Corp. PLC	8,413
35,230	Emerson Electric Co.	2,110
1,922	Hubbell, Inc.	231
1,207	Regal-Beloit Corp.	91
215	Rockwell Automation, Inc.	33

		11,178

	Electronic Equipment, Instruments & Components — 0.32%
2,583	Arrow Electronics, Inc. (a)	189
3,642	Avnet, Inc.	167
59,812	Corning, Inc.	1,614
1,438	Dolby Laboratories, Inc., Class – A	75
2,895	Fitbit, Inc., Class – A (a)	17
1,092	FLIR Systems, Inc.	40
48	IPG Photonics Corp. (a)	6
1,494	Jabil Circuit, Inc.	43
4,922	Keysight Technologies, Inc. (a)	178
3,123	National Instruments Corp.	102
457	Trimble Navigation Ltd. (a)	15
74	Zebra Technologies Corp., Class – A (a)	7

		2,453

	Energy Equipment & Services — 2.04%
13,434	Baker Hughes, Inc.	805
493	Diamond Offshore Drilling, Inc. (a)	8
1,152	Dril-Quip, Inc. (a)	63
2,745	Ensco PLC, Class A, ADR	25
1,053	Franks International NV	11
6,773	Halliburton Co.	333
5,933	Helmerich & Payne, Inc.	395
8,477	Nabors Industries Ltd.	111
11,407	National Oilwell Varco, Inc.	457

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
1,841	Noble Corp. PLC	$11
5,718	Oceaneering International, Inc.	155
4,592	Patterson-UTI Energy, Inc.	111
1,009	Rowan Cos. PLC, Class – A (a)	16
1,755	RPC, Inc.	32
166,815	Schlumberger Ltd.	13,028
4,522	Superior Energy Services, Inc. (a)	64
2,684	Transocean Ltd. (a)	33
7,664	Weatherford International PLC (a)	51

		15,709

	Equity Real Estate Investment Trusts — 2.78%
1,926	Alexandria Real Estate Equities, Inc.	213
3,930	American Campus Communities, Inc.	187
1,328	American Homes 4 Rent, Class – A	30
4,812	Apartment Investment & Management Co., Class – A	213
5,061	Apple Hospitality REIT, Inc.	97
4,104	AvalonBay Communities, Inc.	753
4,305	Boston Properties, Inc.	570
3,645	Brandywine Realty Trust	59
5,629	Brixmor Property Group, Inc.	121
2,703	Camden Property Trust	217
2,643	Care Capital Properties, Inc.	71
14,657	Colony Northstar, Inc.	189
3,476	Columbia Property Trust, Inc.	77
3,585	CoreCivic, Inc.	113
2,648	Corporate Office Properties Trust	88
5,208	Crown Castle International Corp.	492
3,609	CubeSmart	94
1,093	CyrusOne, Inc.	56
2,147	DCT Industrial Trust, Inc.	103
10,171	DDR Corp.	127
2,611	Digital Realty Trust, Inc.	278
2,934	Douglas Emmett, Inc.	113
9,758	Duke Realty Corp.	256
1,353	Empire State Realty Trust, Inc., Class – A	28
2,070	EPR Properties	152
1,957	Equity Commonwealth (a)	61
1,193	Equity Lifestyle Properties, Inc.	92
10,824	Equity Residential	673
1,799	Essex Property Trust, Inc.	417
2,002	Extra Space Storage, Inc.	149
1,141	Federal Realty Investment Trust	152
3,629	Forest City Realty Trust, Inc., Class – A	79
4,036	Gaming & Leisure Properties, Inc.	135
17,707	GGP Inc.	410
13,604	HCP, Inc.	426
1,973	Healthcare Trust of America, Inc., Class – A	62
3,065	Highwoods Properties, Inc.	151
4,697	Hospitality Properties Trust	148
22,176	Host Hotels & Resorts, Inc.	414
305	Invitation Homes, Inc. (a)	7
3,885	Iron Mountain, Inc.	139
1,491	Kilroy Realty Corp.	107
13,310	Kimco Realty Corp.	294
1,114	Lamar Advertising Co., Class – A	83
4,195	Liberty Property Trust	162
1,269	Life Storage, Inc.	104
33,686	Mid-America Apartment Communities, Inc.	3,428
3,278	National Retail Properties, Inc.	143
5,491	OMEGA Healthcare Investors, Inc.	181
2,758	Outfront Media, Inc.	73

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
5,338	Paramount Group, Inc.	$87
1,117	Parks Hotels & Resorts, Inc.	29
4,261	Piedmont Office Realty Trust, Inc., Class – A	91
15,556	Prologis, Inc.	807
2,228	Public Storage	488
808	Quality Care Properties (a)	15
3,791	Rayonier, Inc.	107
8,180	Realty Income Corp.	487
3,028	Regency Centers Corp.	201
7,723	Retail Properties of America, Inc., Class – A	111
3,264	SBA Communications Corp. (a)	393
6,774	Senior Housing Properties Trust	137
5,444	Simon Property Group, Inc.	937
2,997	SL Green Realty Corp.	320
15,651	Spirit Realty Capital, Inc.	159
5,077	Store Capital Corp.	121
2,077	Sun Communities, Inc.	167
2,276	Tanger Factory Outlet Centers, Inc.	75
1,062	Taubman Centers, Inc.	70
4,880	The Macerich Co.	314
7,913	UDR, Inc.	287
2,619	Uniti Group, Inc.	68
9,195	Ventas, Inc.	598
28,646	VEREIT, Inc.	243
3,876	Vornado Realty Trust	389
3,933	Weingarten Realty Investors	131
10,704	Welltower, Inc.	758
22,402	Weyerhaeuser Co.	761
3,261	WP Carey, Inc.	203

		21,341

	Food & Staples Retailing — 2.55%
35,044	CVS Caremark Corp.	2,751
1,635	Sprouts Farmers Market, Inc. (a)	38
16,003	Sysco Corp.	831
349,485	The Kroger Co.	10,307
13,982	Walgreens Boots Alliance, Inc.	1,161
59,744	Wal-Mart Stores, Inc.	4,306
6,131	Whole Foods Market, Inc.	182

		19,576

	Food Products — 1.43%
36,988	Archer-Daniels-Midland Co.	1,703
1,226	Blue Buffalo Pet Products, Inc. (a)	28
8,631	Bunge Ltd.	684
9,105	Campbell Soup Co.	521
736	ConAgra Foods, Inc.	30
9,189	Flowers Foods, Inc.	178
32,552	General Mills, Inc.	1,921
4,089	Hershey Co.	447
6,057	Hormel Foods Corp.	210
1,857	Ingredion, Inc.	224
8,120	Kellogg Co.	590
3,289	Lamb Weston Holding, Inc.	138
4,243	Mead Johnson Nutrition Co.	378
11,917	Mondelez International, Inc., Class – A	513
1,616	Pilgrim’s Pride Corp.	36
910	Pinnacle Foods, Inc.	53
217	Post Holdings, Inc. (a)	19
2,364	The Hain Celestial Group, Inc. (a)	88
6,741	The J.M. Smucker Co.	884
20,856	The Kraft Heinz Co.	1,894

Shares	Security Description	Value (000)
	Food Products (continued)
300	TreeHouse Foods, Inc. (a)	$25
7,180	Tyson Foods, Inc., Class – A	443

		11,007

	Gas Utilities — 0.04%
1,857	Atmos Energy Corp.	146
1,354	National Fuel Gas Co.	81
1,356	UGI Corp.	67

		294

	Health Care Equipment & Supplies — 0.69%
62,445	Abbott Laboratories	2,774
569	Alere, Inc. (a)	23
14,699	Baxter International, Inc.	762
3,529	Danaher Corp.	302
1,812	Dentsply Sirona, Inc.	113
66	Hill-Rom Holdings, Inc.	5
11,120	Medtronic PLC	896
281	Teleflex, Inc.	54
85	The Cooper Companies, Inc.	17
576	Varex Imaging Corp. (a)	19
2,123	Varian Medical Systems, Inc. (a)	193
685	Zimmer Holdings, Inc.	84

		5,242

	Health Care Providers & Services — 2.91%
386	Acadia Healthcare Co., Inc. (a)	17
37,847	Aetna, Inc.	4,827
1,525	Anthem, Inc.	252
1,472	Brookdale Senior Living, Inc. (a)	20
11,682	Cardinal Health, Inc.	953
354	Centene Corp. (a)	25
55,438	CIGNA Corp.	8,121
808	DaVita Healthcare Partners, Inc. (a)	55
285	Envision Healthcare Corp. (a)	17
622	Express Scripts Holding Co. (a)	41
788	HCA Holdings, Inc. (a)	70
3,439	Humana, Inc.	709
447	Laboratory Corporation of America Holdings (a)	64
1,139	LifePoint Hospitals, Inc. (a)	75
43,376	McKesson Corp.	6,431
218	MEDNAX, Inc. (a)	15
2,581	Patterson Companies, Inc.	117
245	Premier, Inc., Class – A (a)	8
1,116	Quest Diagnostics, Inc.	110
2,429	Universal Health Services, Inc., Class – B	302
1,008	WellCare Health Plans, Inc. (a)	141

		22,370

	Health Care Technology — 0.00%
1,499	Allscripts Healthcare Solutions, Inc. (a)	19

	Hotels, Restaurants & Leisure — 0.90%
1,096	Aramark	40
3,428	Brinker International, Inc.	151
23,534	Carnival Corp., Class – A	1,387
84	Choice Hotels International, Inc.	5
4,779	Darden Restaurants, Inc.	400
2,726	Dunkin’ Brands Group, Inc.	149
4,056	Extended Stay America, Inc.	65
54	Hilton Grand Vacations (a)	2
3,451	Hilton Worldwide Holdings, Inc.	202
854	Hyatt Hotels Corp., Class – A (a)	46

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
3,347	International Game Technology PLC	$79
11,181	Las Vegas Sands Corp.	638
628	Marriott International, Inc., Class – A	59
20,832	McDonald’s Corp.	2,701
3,401	MGM Resorts International	93
1,142	Norwegian Cruise Line Holdings Ltd. (a)	58
1,327	Royal Caribbean Cruises Ltd.	130
2,033	Six Flags Entertainment Corp.	121
690	The Wendy’s Co.	9
1,179	Vail Resorts, Inc.	226
3,871	Wyndham Worldwide Corp.	326
69	Wynn Resorts Ltd.	8

		6,895

	Household Durables — 0.20%
527	CalAtlantic Group, Inc.	20
5,448	D.R. Horton, Inc.	181
3,909	Garmin Ltd.	200
3,757	Leggett & Platt, Inc.	189
2,938	Lennar Corp., Class – A	150
91	Lennar Corp., Class – B	4
103	Mohawk Industries, Inc. (a)	24
1,913	PulteGroup, Inc.	45
2,586	Toll Brothers, Inc. (a)	93
1,395	Tupperware Brands Corp.	87
3,005	Whirlpool Corp.	516

		1,509

	Household Products — 1.51%
3,905	Church & Dwight Co., Inc.	195
44,578	Colgate-Palmolive Co.	3,263
339	Energizer Holdings, Inc.	19
16,367	Kimberly-Clark Corp.	2,154
379	Spectrum Brands Holdings, Inc.	53
3,719	The Clorox Co.	501
59,963	The Procter & Gamble Co.	5,387

		11,572

	Independent Power & Renewable Electricity Producers — 0.03%
5,804	Calpine Corp. (a)	64
2,498	NRG Energy, Inc., Class – C	47
12,026	The AES Corp.	134

		245

	Industrial Conglomerates — 1.56%
14,130	3M Co.	2,703
1,460	Carlisle Companies, Inc.	155
179,528	General Electric Co.	5,351
29,913	Honeywell International, Inc.	3,735
384	Roper Industries, Inc.	79

		12,023

	Insurance — 5.66%
24,784	Aflac, Inc.	1,795
410	Alleghany Corp. (a)	252
694	Allied World Assurance Co. Holdings AG	37
54,693	Allstate Corp.	4,457
537	American Financial Group, Inc.	51
187,965	American International Group, Inc.	11,734
67	American National Insurance Co.	8
11,787	AmTrust Financial Services, Inc.	218
902	Arch Capital Group Ltd. (a)	85
4,628	Arthur J. Gallagher & Co.	262

Shares	Security Description	Value (000)
	Insurance (continued)
1,668	Aspen Insurance Holdings Ltd.	$87
3,628	Assurant, Inc.	347
1,045	Assured Guaranty Ltd.	39
212	Athene Holding, Ltd. (a)	11
5,432	AXIS Capital Holdings Ltd.	364
859	Brown & Brown, Inc.	36
3,655	Chubb Ltd.	498
5,449	Cincinnati Financial Corp.	394
953	CNA Financial Corp.	42
657	Erie Indemnity Co., Class – A	81
2,461	Everest Re Group Ltd.	576
76,461	First American Financial Corp.	3,003
175,642	FNF Group	6,838
2,477	Hanover Insurance Group, Inc.	223
10,898	Hartford Financial Services Group, Inc.	524
6,109	Lincoln National Corp.	400
7,825	Loews Corp.	366
108	Markel Corp. (a)	105
913	Mercury General Corp.	56
54,422	MetLife, Inc.	2,875
13,180	Old Republic International Corp.	270
15,704	Principal Financial Group, Inc.	991
420	ProAssurance Corp.	25
27,883	Prudential Financial, Inc.	2,975
1,759	Reinsurance Group of America	223
1,136	RenaissanceRe Holdings Ltd.	164
4,138	The Progressive Corp.	162
18,025	The Travelers Cos., Inc.	2,173
936	Torchmark Corp.	72
6,564	Unum Group	308
4,281	Validus Holdings Ltd.	241
756	W.R. Berkley Corp.	53
36	White Mountains Insurance Group Ltd.	32
1,416	XL Group Ltd.	56

		43,509

	Internet & Direct Marketing Retail — 0.02%
1,024	Liberty Expedia Holdings, Class – A (a)	47
1,550	Liberty Interactive Corp., QVC Group (a)	31
1,529	Liberty Ventures, Class – A (a)	68

		146

	Internet Software & Services — 0.15%
2,913	Akamai Technologies, Inc. (a)	174
211	CommerceHub, Inc., Series A (a)	3
297	CommerceHub, Inc., Series C (a)	5
17,270	eBay, Inc. (a)	580
117	InterActiveCorp (a)	9
21	Nutanix, Inc., Class – A (a)	—
402	Pandora Media, Inc. (a)	5
38	Twilio, Inc., Class – A (a)	1
564	Twitter, Inc. (a)	8
6,871	Yahoo!, Inc. (a)	319
125	Yelp, Inc. (a)	4
126	Zillow Group, Inc., Class – A (a)	4
242	Zillow Group, Inc., Class – C (a)	8

		1,120

	IT Services — 1.58%
1,169	Amdocs Ltd.	71
13,072	Automatic Data Processing, Inc.	1,338
81,773	Booz Allen Hamilton Holding Corp.	2,894
10,008	Cognizant Technology Solutions Corp. (a)	596
1,094	Computer Sciences Corp.	75

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
105,706	Conduent, Inc. (a)	$1,774
276	CoreLogic, Inc. (a)	11
530	DST Systems, Inc.	65
1,107	Fidelity National Information Services, Inc.	88
17,688	International Business Machines Corp.	3,081
4,478	Leidos Holdings, Inc.	229
9,464	Paychex, Inc.	557
18,526	PayPal Holdings, Inc. (a)	797
5,847	Sabre Corp.	124
23,093	Western Union Co.	470

		12,170

	Leisure Products — 0.26%
131	Brunswick Corp.	8
2,942	Hasbro, Inc.	294
16,039	Mattel, Inc.	411
15,073	Polaris Industries, Inc. ^	1,263
1,176	Vista Outdoor, Inc. (a)	24

		2,000

	Life Sciences Tools & Services — 0.11%
1,893	Agilent Technologies, Inc.	100
166	Bio-Rad Laboratories, Inc., Class – A (a)	33
641	Bio-Techne Corp.	65
1,816	Bruker Biosciences Corp.	42
125	Patheon NV (a)	3
677	PerkinElmer, Inc.	39
1,730	Qiagen NV (a)	50
229	Quintiles IMS Holdings, Inc. (a)	18
1,700	Thermo Electron Corp.	262
593	VWR Corp. (a)	17
1,301	Waters Corp. (a)	204

		833

	Machinery — 1.60%
1,790	AGCO Corp.	108
1,109	Allison Transmission Holdings, Inc.	40
20,847	Caterpillar, Inc.	1,933
2,426	Colfax Corp. (a)	95
1,222	Crane Co.	91
9,779	Cummins, Inc.	1,479
15,596	Deere & Co.	1,698
121	Donaldson Company, Inc.	6
5,667	Dover Corp.	455
409	Flowserve Corp.	20
1,754	Fortive Corp.	106
62	IDEX Corp.	6
5,628	Ingersoll-Rand PLC	458
2,309	ITT, Inc.	95
193	Lincoln Electric Holdings, Inc.	17
47,120	Oshkosh Corp.	3,231
8,530	PACCAR, Inc.	573
1,064	Parker Hannifin Corp.	171
6,242	Pentair PLC	392
1,238	Snap-on, Inc.	209
3,741	Stanley Black & Decker, Inc.	497
2,837	Terex Corp.	89
4,125	The Timken Co.	186
3,805	Trinity Industries, Inc.	101
890	WABCO Holdings, Inc. (a)	105
1,515	Wabtec Corp.	118
540	Welbilt, Inc. (a)	11

Shares	Security Description	Value (000)
	Machinery (continued)
678	Xylem, Inc.	$34

		12,324

	Marine — 0.01%
1,609	Kirby Corp. (a)	114

	Media — 1.36%
1,260	AMC Networks, Inc. (a)	74
2,517	Cinemark Holdings, Inc.	112
468	Clear Channel Outdoor Holdings, Inc.	3
158,860	Comcast Corp., Class – A	5,973
3,323	Discovery Communications, Inc., Class – A (a)	97
4,850	Discovery Communications, Inc., Class – C (a)	137
4,835	Dish Network Corp. (a)	307
2,661	John Wiley & Sons, Inc., Class – A	143
737	Liberty Broadband, Class – A (a)	63
816	Liberty Broadband, Class – C (a)	71
731	Liberty SiriusXM Group, Class – A (a)	28
1,444	Liberty SiriusXM Group, Class – C (a)	56
1,116	Lions Gate Entertainment Corp., Class – A	30
1,442	Lions Gate Entertainment Corp., Class – B (a)	35
487	Live Nation Entertainment, Inc. (a)	15
1,055	News Corp., Inc.	14
11,009	News Corp., Inc., Class – A	143
6,905	Omnicom Group, Inc.	595
58,176	Regal Entertainment Group, Class – A	1,314
1,716	Scripps Networks Interactive, Class – A	134
11,993	TEGNA, Inc.	307
12,389	The Interpublic Group of Companies, Inc.	304
141	The Madison Square Garden Co., Class – A (a)	28
2,156	Time Warner, Inc.	211
3,072	Tribune Media Co.	114
1,954	Twenty-First Century Fox, Inc.	63
895	Twenty-First Century Fox, Inc.	28
55	Viacom, Inc., Class – A	3
351	Viacom, Inc., Class – B	16

		10,418

	Metals & Mining — 0.27%
1,155	Alcoa Corp. (a)	40
2,157	Compass Minerals International, Inc.	146
8,186	Freeport-McMoRan Copper & Gold, Inc. (a)	109
4,185	Newmont Mining Corp.	138
16,485	Nucor Corp.	985
3,844	Reliance Steel & Aluminum Co.	308
486	Royal Gold, Inc.	34
389	Southern Copper Corp.	14
5,562	Steel Dynamics, Inc.	193
14,312	Tahoe Resources, Inc.	115
1,214	United States Steel Corp.	41

		2,123

	Mortgage Real Estate Investment Trusts — 0.16%
9,660	AGNC Investment Corp.	192
29,583	Annaly Capital Management, Inc.	328
9,778	Chimera Investment Corp.	197
10,998	MFA Financial, Inc.	89
14,069	Starwood Property Trust, Inc.	318

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
10,286	Two Harbors Investment Corp.	$99

		1,223

	Multiline Retail — 0.88%
367	Dillard’s, Inc., Class – A	19
41,706	Dollar General Corp.	2,909
2,473	J.C. Penney Co., Inc. (a)	15
13,261	Kohl’s Corp.	528
16,473	Macy’s, Inc.	488
3,618	Nordstrom, Inc.	168
47,358	Target Corp.	2,614

		6,741

	Multi-Utilities — 1.12%
3,931	Ameren Corp.	215
7,606	CenterPoint Energy, Inc.	210
4,805	CMS Energy Corp.	215
7,797	Consolidated Edison, Inc.	606
10,880	Dominion Resources, Inc.	844
3,050	DTE Energy Co.	311
3,520	MDU Resources Group, Inc.	96
176,281	NiSource, Inc.	4,194
13,298	Public Service Enterprise Group, Inc.	590
3,586	SCANA Corp.	234
4,467	Sempra Energy	494
1,373	Vectren Corp.	80
8,498	WEC Energy Group, Inc.	515

		8,604

	Oil, Gas & Consumable Fuels — 8.88%
4,426	Anadarko Petroleum Corp.	274
5,229	Antero Resources Corp. (a)	119
930	Apache Corp.	48
11,422	Cabot Oil & Gas Corp.	273
139,916	Canadian Natural Resources	4,587
1,569	Cheniere Energy, Inc. (a)	74
4,996	Chesapeake Energy Corp. (a)	30
51,182	Chevron Corp.	5,495
620	Cimarex Energy Co.	74
4,262	Concho Resources, Inc. (a)	547
64,785	ConocoPhillips	3,231
6,886	CONSOL Energy, Inc. (a)	116
2,335	Continental Resources, Inc. (a)	106
133,306	Devon Energy Corp.	5,562
531	Diamondback Energy, Inc. (a)	55
15,339	Enbridge, Inc.	642
2,925	Energen Corp. (a)	159
97,908	EOG Resources, Inc.	9,550
4,990	EQT Corp.	305
1,197	Extraction Oil & Gas, Inc. (a)	22
84,877	Exxon Mobil Corp.	6,960
3,998	Gulfport Energy Corp. (a)	69
126,998	Hess Corp.	6,122
9,478	HollyFrontier Corp.	269
108,815	Kinder Morgan, Inc.	2,366
4,707	Kosmos Energy Ltd. (a)	31
1,157	Laredo Petroleum, Inc. (a)	17
25,621	Marathon Oil Corp.	405
153,698	Marathon Petroleum Corp.	7,767
9,413	Murphy Oil Corp.	269
1,166	Newfield Exploration Co. (a)	43
12,835	Noble Energy, Inc.	441
48,748	Occidental Petroleum Corp.	3,089
6,290	ONEOK, Inc.	349

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
1,605	Parsley Energy, Inc., Class A (a)	$52
7,046	PBF Energy, Inc., Class – A	156
27,577	Phillips 66	2,185
4,887	Pioneer Natural Resources Co.	910
7,222	QEP Resources, Inc. (a)	92
6,124	Range Resources Corp.	178
4,646	Rice Energy, Inc. (a)	110
2,911	SM Energy Co.	70
10,094	Targa Resources Corp.	605
9,884	Tesoro Corp.	801
24,910	The Williams Cos., Inc.	737
41,990	Valero Energy Corp.	2,784
6,115	Whiting Petroleum Corp. (a)	58
2,078	World Fuel Services Corp.	75
10,455	WPX Energy, Inc. (a)	140

		68,419

	Paper & Forest Products — 0.02%
4,419	Domtar Corp.	161

	Personal Products — 0.12%
16,176	Coty, Inc., Class – A	292
1,403	Edgewell Personal Care Co. (a)	103
1,116	Herbalife Ltd. (a)	65
2,981	Nu Skin Enterprises, Inc., Class – A	166
3,290	The Estee Lauder Companies, Inc., Class – A	279

		905

	Pharmaceuticals — 4.09%
1,406	Akorn, Inc. (a)	34
1,088	Allergan PLC	260
49,813	Bristol-Myers Squibb Co.	2,709
24,429	Eli Lilly & Co.	2,055
1,657	ENDO International PLC (a)	18
48,185	Johnson & Johnson	6,001
107,512	Mallinckrodt PLC (a)	4,792
79,562	Merck & Co., Inc.	5,055
10,246	Mylan NV (a)	399
1,087	Perrigo Co. PLC	72
153,646	Pfizer, Inc.	5,256
148,896	Teva Pharmaceutical Industries Ltd., ADR	4,778

		31,429

	Professional Services — 0.14%
1,346	ManpowerGroup, Inc.	138
16,031	Nielsen Holdings PLC	662
1,574	Robert Half International, Inc.	77
174	The Dun & Bradstreet Corp.	19
1,931	Versik Analytics, Inc., Class – A (a)	157

		1,053

	Real Estate Management & Development — 0.04%
2,393	CBRE Group, Inc., Class – A (a)	83
577	Howard Hughes Corp. (a)	68
716	Jones Lang LaSalle, Inc.	80
2,313	Realogy Holdings Corp.	69

		300

	Road & Rail — 0.70%
18	AMERCO, Inc.	7
7,552	CSX Corp.	352
1,739	Genesee & Wyoming, Inc., Class – A (a)	118
438	Hertz Global Holdings, Inc. (a)	8

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail (continued)
850	Kansas City Southern	$73
951	Landstar System, Inc.	81
10,665	Norfolk Southern Corp.	1,194
205	Old Dominion Freight Line, Inc.	18
3,420	Ryder System, Inc.	258
31,140	Union Pacific Corp.	3,298

		5,407

	Semiconductors & Semiconductor Equipment — 3.45%
11,849	Analog Devices, Inc.	971
2,469	Applied Materials, Inc.	96
2,817	Cree, Inc. (a)	75
11,266	Cypress Semiconductor Corp.	155
606	First Solar, Inc. (a)	16
421,437	Intel Corp.	15,202
3,975	KLA-Tencor Corp.	378
3,866	Lam Research Corp.	496
3,173	Marvell Technology Group Ltd.	48
7,523	Maxim Integrated Products, Inc.	338
8,264	Micron Technology, Inc. (a)	239
2,927	ON Semiconductor Corp. (a)	45
908	Qorvo, Inc. (a)	62
80,426	Qualcomm, Inc.	4,612
4,551	Skyworks Solutions, Inc.	446
475	SunPower Corp. (a)	3
1,600	Teradyne, Inc.	50
33,516	Texas Instruments, Inc.	2,700
109	Versum Materials, Inc. (a)	3
9,229	Xilinx, Inc.	534

		26,469

	Software — 2.50%
516	ANSYS, Inc. (a)	55
310	Autodesk, Inc. (a)	27
10,550	CA, Inc.	335
1,531	Dell Technologies, Inc., Class – V (a)	98
878	FireEye, Inc. (a)	11
40,978	Microsoft Corp.	2,699
422	Nuance Communications, Inc. (a)	7
351,766	Oracle Corp.	15,692
580	PTC, Inc. (a)	30
159	SS&C Technologies Holdings, Inc.	6
4,148	Symantec Corp.	127
1,081	Synopsys, Inc. (a)	78
453	VMware, Inc., Class – A (a)	42
5,856	Zynga, Inc. (a)	17

		19,224

	Specialty Retail — 1.10%
337	AutoNation, Inc. (a)	14
2,930	Bed Bath & Beyond, Inc.	116
15,205	Best Buy Co., Inc.	747
27,321	Burlington Stores, Inc. (a)	2,658
351	Cabela’s, Inc., Class – A (a)	19
598	CST Brands, Inc.	29
1,250	Dick’s Sporting Goods, Inc.	61
1,766	Foot Locker, Inc.	132
15,802	GameStop Corp., Class – A	356
10,698	Gap, Inc.	260
11,271	L Brands, Inc.	531
173	Michaels Cos., Inc. The (a)	4
112	Murphy USA, Inc. (a)	8
1,642	Penske Automotive Group, Inc.	77
56	Signet Jewelers Ltd.	4

Shares	Security Description	Value (000)
	Specialty Retail (continued)
46,004	Staples, Inc.	$403
18,416	The Home Depot, Inc.	2,705
2,240	Tiffany & Co.	213
1,277	Urban Outfitters, Inc. (a)	30
2,422	Williams-Sonoma, Inc.	130

		8,497

	Technology Hardware, Storage & Peripherals — 3.01%
12,481	Apple, Inc.	1,793
208,653	Hewlett Packard Enterprise Co.	4,945
453,719	HP, Inc.	8,113
38,954	NCR Corp. (a)	1,779
8,232	NetApp, Inc.	345
10,602	Western Digital Corp.	875
717,736	Xerox Corp.	5,268

		23,118

	Textiles, Apparel & Luxury Goods — 0.32%
9,670	Coach, Inc.	400
12,587	Hanesbrands, Inc.	261
2,096	Michael Kors Holdings Ltd. (a)	80
1,688	PVH Corp.	175
2,830	Ralph Lauren Corp.	231
24,372	V.F. Corp.	1,339

		2,486

	Thrifts & Mortgage Finance — 0.05%
28,257	New York Community Bancorp, Inc.	395
439	TFS Financial Corp.	7

		402

	Tobacco — 2.03%
143,040	Altria Group, Inc.	10,216
34,843	Philip Morris International, Inc.	3,934
23,679	Reynolds American, Inc.	1,492

		15,642

	Trading Companies & Distributors — 0.13%
2,109	Air Lease Corp.	82
8,016	Fastenal Co.	414
3,536	HD Supply Holdings, Inc. (a)	145
151	Herc Holdings, Inc. (a)	7
207	MSC Industrial Direct Co., Inc., Class – A	21
98	United Rentals, Inc. (a)	12
1,377	Watsco, Inc.	197
1,244	WESCO International, Inc. (a)	87

		965

	Transportation Infrastructure — 0.03%
2,951	Macquarie Infrastructure Corp.	238

	Water Utilities — 0.03%
1,402	American Water Works Co., Inc.	109
3,249	Aqua America, Inc.	104

		213

	Wireless Telecommunication Services — 0.90%
6,021	Sprint Nextel Corp. (a)	52
6,025	Telephone & Data Systems, Inc.	160
103,626	T-Mobile US, Inc. (a)	6,693
434	US Cellular Corp. (a)	16

		6,921

	Total Common Stocks	714,360

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. (Casa Ley) *	$19
18,568	Safeway, Inc. (PDC) *	1

	Total Contingent Rights	20

	U.S. Treasury Obligation — 0.00%
$11	U.S. Treasury Bill, 0.69%, 6/15/17 (b)(c)	11

	Total U.S. Treasury Obligation	11

	Time Deposit — 0.62%
4,754	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	4,754

	Total Time Deposit	4,754

	Exchange-Traded Fund — 0.25%
60	Real Estate Select Sector SPDR Fund	1,904

	Total Exchange-Traded Fund	1,904

	Mutual Funds — 6.50%
1,281	Dreyfus Treasury Prime Cash Management Fund, 0.50% (d)	1,281
212	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(d)	212
120	State Street Institutional Treasury Money Market Fund, 0.52% (d)	120
48,382	State Street Institutional Treasury Plus Money Market Fund, 0.52% (d)	48,381

	Total Mutual Funds	49,994

	Repurchase Agreement — 0.07%
$541	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $540,635 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $551,409) ^^	541

	Total Repurchase Agreement	541

	Total Investments (cost $659,234) — 100.35%	771,584
	Liabilities in excess of other assets — (0.35)%	(2,722)

	Net Assets — 100.00%	$768,862

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $763 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2017.
ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	38.76%	42.56%	11.59%	—	—	92.91%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.62%	—	—	—	—	0.62%
Exchange-Traded Fund	—	—	—	0.25%	—	0.25%
Mutual Funds	—	0.26%	0.02%	4.01%	2.21%	6.50%
Repurchase Agreement	—	0.07%	—	—	—	0.07%
Other Assets (Liabilities)	-0.27%	-0.12%	0.01%	0.03%	0.00%	-0.35%

Total Net Assets	39.11%	42.77%	11.62%	4.29%	2.21%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
165	E-Mini S&P 500 Future	$19,463	6/16/17	$(26)
35	E-Mini S&P Midcap 400 Future	6,014	6/16/17	32

	Net Unrealized Appreciation/(Depreciation)			$6

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.46%
	Aerospace & Defense — 1.74%
914	B/E Aerospace, Inc.	$59
828	BWX Technologies, Inc.	39
7,595	General Dynamics Corp.	1,422
201	HEICO Corp.	18
374	HEICO Corp., Class – A	28
826	Hexcel Corp.	45
350	Huntington Ingalls Industries, Inc.	70
1,973	L3 Technologies, Inc.	326
8,820	Lockheed Martin Corp.	2,360
1,518	Northrop Grumman Corp.	361
8,345	Raytheon Co.	1,273
4,369	Rockwell Collins, Inc.	424
560	Spirit Aerosystems Holdings, Inc., Class – A	32
794	Textron, Inc.	38
24,730	The Boeing Co.	4,374
453	TransDigm Group, Inc.	100
19,956	United Technologies Corp.	2,239

		13,208

	Air Freight & Logistics — 0.24%
4,785	C.H. Robinson Worldwide, Inc.	370
5,733	Expeditors International of Washington, Inc.	324
2,275	FedEx Corp.	444
6,323	United Parcel Service, Inc., Class – B	678

		1,816

	Airlines — 0.10%
889	Alaska Air Group, Inc.	82
5,293	Delta Air Lines, Inc.	243
192	JetBlue Airways Corp. (a)	4
5,830	Southwest Airlines Co.	313
1,764	Spirit Airlines, Inc. (a)	94

		736

	Auto Components — 0.05%
186	Adient PLC	14
262	BorgWarner, Inc.	11
2,494	Delphi Automotive PLC	201
1,621	Gentex Corp.	35
555	Lear Corp.	78
333	Visteon Corp. (a)	33

		372

	Automobiles — 0.36%
1,636	Harley-Davidson, Inc.	99
9,252	Tesla Motors, Inc. ^(a)	2,575
429	Thor Industries, Inc.	41

		2,715

	Banks — 0.39%
9,534	Citizens Financial Group, Inc.	329
1,339	Cullen/Frost Bankers, Inc.	119
4,550	First Republic Bank	427
22,509	JPMorgan Chase & Co.	1,977
294	Signature Bank (a)	44
345	SVB Financial Group (a)	64
463	Western Alliance Bancorp (a)	23

		2,983

	Beverages — 1.99%
510	Brown-Forman Corp., Class – A	24
8,658	Brown-Forman Corp., Class – B	400

Shares	Security Description	Value (000)
	Beverages (continued)
10,039	Constellation Brands, Inc., Class – A	$1,627
6,262	Dr. Pepper Snapple Group, Inc.	613
48,360	Monster Beverage Corp. (a)	2,233
46,889	PepsiCo, Inc.	5,245
117,936	The Coca-Cola Co.	5,005

		15,147

	Biotechnology — 3.80%
14,804	AbbVie, Inc.	965
844	Acadia Pharmaceuticals, Inc. (a)	29
292	Agios Pharmaceuticals, Inc. (a)	17
24,508	Alexion Pharmaceuticals, Inc. (a)	2,971
1,355	Alkermes PLC (a)	79
623	Alnylam Pharmaceuticals, Inc. (a)	32
25,328	Amgen, Inc.	4,156
8	AquaBounty Technologies, Inc. (a)	—
2,002	Biogen Idec, Inc. (a)	547
16,772	BioMarin Pharmaceutical, Inc. (a)	1,472
994	Bioverativ, Inc. (a)	54
36,809	Celgene Corp. (a)	4,581
12,106	Gilead Sciences, Inc.	822
1,477	Incyte Corp. (a)	197
160	Intercept Pharmaceuticals, Inc. (a)	18
569	Intrexon Corp. (a)	11
1,077	Ionis Pharmaceuticals, Inc. (a)	43
583	Juno Therapeutics, Inc. (a)	13
825	Neurocrine Biosciences, Inc. (a)	36
2,858	OPKO Health, Inc. (a)	23
22,779	Regeneron Pharmaceuticals, Inc. (a)	8,828
910	Seattle Genetics, Inc. (a)	57
15,958	Shire PLC, ADR	2,779
107	United Therapeutics Corp. (a)	14
10,162	Vertex Pharmaceuticals, Inc. (a)	1,111

		28,855

	Building Products — 0.06%
1,311	A.O. Smith Corp.	67
862	Allegion PLC	65
1,376	Fortune Brands Home & Security, Inc.	84
1,781	Johnson Controls International PLC	75
347	Lennox International, Inc.	58
1,941	Masco Corp.	66

		415

	Capital Markets — 2.54%
449	Affiliated Managers Group, Inc.	74
451	Ameriprise Financial, Inc.	58
372	Artisan Partners Asset Management, Inc., Class – A	10
2,697	CBOE Holdings, Inc.	219
7,638	CME Group, Inc.	907
172	Donnelley Financial Solutions, Inc. (a)	3
978	Eaton Vance Corp.	44
1,389	FactSet Research Systems, Inc.	229
3,167	Federated Investors, Inc., Class – B	83
9,426	Franklin Resources, Inc.	397
13,767	Goldman Sachs Group, Inc.	3,163
57	Interactive Brokers Group, Inc., Class – A	2
2,582	IntercontinentalExchange Group, Inc.	155
697	Invesco Ltd.	22
139	Lazard Ltd., Class – A	6
98	LPL Financial Holdings, Inc.	4
336	MarketAxess Holdings, Inc.	63
1,386	Moody’s Corp.	155

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
31,135	Morgan Stanley	$1,334
637	Morningstar, Inc.	50
819	MSCI, Inc. Common	80
23,368	S&P Global, Inc.	3,055
4,483	SEI Investments Co.	226
97,222	State Street Corp.	7,740
7,936	T. Rowe Price Group, Inc.	541
8,483	TD Ameritrade Holding Corp.	330
8,452	The Charles Schwab Corp.	345
2,011	Waddell & Reed Financial, Inc., Class – A	34

		19,329

	Chemicals — 2.40%
286	Advansix, Inc. (a)	8
6,676	Air Products & Chemicals, Inc.	903
16,192	Albemarle Corp.	1,712
1,555	Axalta Coating Systems Ltd. (a)	50
139	Celanese Corp., Series A	12
7,999	E.I. du Pont de Nemours & Co.	643
92,942	Ecolab, Inc.	11,650
968	FMC Corp.	67
2,682	International Flavors & Fragrances, Inc.	355
1,388	LyondellBasell Industries NV, Class A	127
2,587	Monsanto Co.	293
66	NewMarket Corp.	30
2,423	PPG Industries, Inc.	255
9,184	Praxair, Inc.	1,089
1,172	RPM International, Inc.	64
369	The Scotts Miracle-Gro Co.	34
2,673	The Sherwin-Williams Co.	829
706	Valspar Corp.	78
377	W.R. Grace & Co.	26

		18,225

	Commercial Services & Supplies — 0.21%
3,058	Cintas Corp.	386
33	Clean Harbors, Inc. (a)	2
3,791	Copart, Inc. (a)	235
1,010	Covanta Holding Corp.	16
1,232	KAR Auction Services, Inc.	54
172	LSC Communications, Inc.	4
1,818	Pitney Bowes, Inc.	24
3,222	Rollins, Inc.	120
459	RR Donnelley & Sons Co.	6
2,762	Stericycle, Inc. (a)	229
2,995	Waste Connections, Inc.	265
3,346	Waste Management, Inc.	244

		1,585

	Communications Equipment — 0.82%
1,167	Arista Networks, Inc. (a)	154
408	Arris International PLC (a)	11
123,993	Cisco Systems, Inc.	4,191
1,147	Commscope Holding, Inc. (a)	48
2,355	F5 Networks, Inc. (a)	336
2,985	Harris Corp.	332
206	Motorola Solutions, Inc.	18
10,366	Palo Alto Networks, Inc. (a)	1,168

		6,258

	Construction & Engineering — 0.05%
3,400	Fluor Corp.	179
3,090	Jacobs Engineering Group, Inc.	171
374	Quanta Services, Inc. (a)	14

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
173	Valmont Industries, Inc.	$27

		391

	Construction Materials — 0.04%
417	Eagle Materials, Inc., Class – A	41
520	Martin Marietta Materials, Inc.	113
1,116	Vulcan Materials Co.	134

		288

	Consumer Finance — 0.10%
72	Credit Acceptance Corp. (a)	14
1,224	Discover Financial Services	84
20,131	Synchrony Financial	691

		789

	Containers & Packaging — 0.10%
1,658	AptarGroup, Inc.	128
755	Avery Dennison Corp.	61
1,545	Ball Corp.	115
109	Bemis Co., Inc.	5
1,162	Berry Plastics Group, Inc. (a)	56
1,210	Crown Holdings, Inc. (a)	64
2,165	Graphic Packaging Holding Co.	28
1,563	Owens-Illinois, Inc. (a)	32
841	Packaging Corp. of America	77
1,771	Sealed Air Corp.	77
322	Silgan Holdings	19
2,428	Sonoco Products Co.	129

		791

	Distributors — 0.10%
4,867	Genuine Parts Co.	449
10,208	LKQ Corp. (a)	299
359	Pool Corp.	43

		791

	Diversified Consumer Services — 0.01%
1,676	Service Corporation International	51
1,210	ServiceMaster Global Holdings, Inc. (a)	51

		102

	Diversified Telecommunication Services — 0.13%
18,670	Verizon Communications, Inc.	910
1,542	Zayo Group Holdings, Inc. (a)	51

		961

	Electrical Equipment — 0.24%
393	Acuity Brands, Inc.	80
6,287	AMETEK, Inc.	340
17,231	Emerson Electric Co.	1,031
1,747	Hubbell, Inc.	210
931	Rockwell Automation, Inc.	145

		1,806

	Electronic Equipment, Instruments & Components — 0.17%
10,211	Amphenol Corp., Class – A	728
1,465	CDW Corporation of Delaware	85
725	Cognex Corp.	61
1,189	Dolby Laboratories, Inc., Class – A	62
1,085	Fitbit, Inc., Class – A (a)	6
3,402	FLIR Systems, Inc.	123
289	IPG Photonics Corp. (a)	35
3,537	National Instruments Corp.	115
1,789	Trimble Navigation Ltd. (a)	57

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,071	VeriFone Systems, Inc. (a)	$20
376	Zebra Technologies Corp., Class – A (a)	34

		1,326

	Energy Equipment & Services — 1.71%
59,058	Core Laboratories NV	6,821
953	Dril-Quip, Inc. (a)	52
855	Franks International NV	9
14,890	Halliburton Co.	733
2,381	Helmerich & Payne, Inc.	159
9,507	National Oilwell Varco, Inc.	381
2,406	Oceaneering International, Inc.	65
59,769	Schlumberger Ltd.	4,668
5,648	TechnipFMC PLC (a)	184

		13,072

	Equity Real Estate Investment Trusts — 1.44%
78	Alexandria Real Estate Equities, Inc.	9
3,845	American Tower Corp.	467
246	Boston Properties, Inc.	33
65	Care Capital Properties, Inc.	2
1,626	Colony Northstar, Inc.	21
2,843	CoreCivic, Inc.	89
2,905	Crown Castle International Corp.	274
1,164	CubeSmart	30
600	CyrusOne, Inc.	31
1,008	Digital Realty Trust, Inc.	107
764	Empire State Realty Trust, Inc., Class – A	16
20,785	Equinix, Inc.	8,321
683	Equity Lifestyle Properties, Inc.	53
256	Essex Property Trust, Inc.	59
1,087	Extra Space Storage, Inc.	81
638	Federal Realty Investment Trust	85
1,766	Gaming & Leisure Properties, Inc.	59
959	Healthcare Trust of America, Inc., Class – A	30
2,345	Iron Mountain, Inc.	84
733	Lamar Advertising Co., Class – A	55
291	Life Storage, Inc.	24
683	OMEGA Healthcare Investors, Inc.	23
177	Outfront Media, Inc.	5
939	Parks Hotels & Resorts, Inc.	24
1,347	Public Storage	295
168	Regency Centers Corp.	11
715	SBA Communications Corp. (a)	86
219	Senior Housing Properties Trust	4
2,543	Simon Property Group, Inc.	437
813	Tanger Factory Outlet Centers, Inc.	27
284	Taubman Centers, Inc.	19
956	Ventas, Inc.	62

		10,923

	Food & Staples Retailing — 2.85%
346	Casey’s General Stores, Inc.	39
32,683	Costco Wholesale Corp.	5,482
36,628	CVS Caremark Corp.	2,875
9,265	Rite Aid Corp. (a)	39
4,945	Sprouts Farmers Market, Inc. (a)	114
19,038	Sysco Corp.	988
8,685	The Kroger Co.	256
443	US Foods Holding Corp. (a)	12
22,355	Walgreens Boots Alliance, Inc.	1,857
38,117	Wal-Mart Stores, Inc.	2,747

Shares	Security Description	Value (000)
	Food & Staples Retailing (continued)
243,845	Whole Foods Market, Inc.	$7,248

		21,657

	Food Products — 1.82%
610	Blue Buffalo Pet Products, Inc. (a)	14
5,850	Campbell Soup Co.	335
3,124	ConAgra Foods, Inc.	126
5,598	Flowers Foods, Inc.	109
5,424	General Mills, Inc.	320
4,733	Hershey Co.	517
8,524	Hormel Foods Corp.	295
460	Ingredion, Inc.	55
2,099	Kellogg Co.	152
1,083	Lamb Weston Holding, Inc.	46
4,044	McCormick & Co., Inc.	394
5,072	Mead Johnson Nutrition Co.	452
240,853	Mondelez International, Inc., Class – A	10,377
68	Pilgrim’s Pride Corp.	2
358	Post Holdings, Inc. (a)	31
738	The Hain Celestial Group, Inc. (a)	27
2,855	The J.M. Smucker Co.	374
689	The Kraft Heinz Co.	63
176	TreeHouse Foods, Inc. (a)	15
1,231	Tyson Foods, Inc., Class – A	76
1,576	Whitewave Foods Co. (a)	88

		13,868

	Health Care Equipment & Supplies — 1.92%
43,415	Abbott Laboratories	1,928
354	Abiomed, Inc. (a)	44
127	Alere, Inc. (a)	5
650	Align Technology, Inc. (a)	75
13,586	Baxter International, Inc.	705
6,943	Becton, Dickinson & Co.	1,274
12,295	Boston Scientific Corp. (a)	306
2,442	C.R. Bard, Inc.	607
15,778	Danaher Corp.	1,349
5,803	Dentsply Sirona, Inc.	362
774	DexCom, Inc. (a)	66
7,102	Edwards Lifesciences Corp. (a)	668
542	Hill-Rom Holdings, Inc.	38
2,521	Hologic, Inc. (a)	107
3,102	IDEXX Laboratories, Inc. (a)	480
1,246	Intuitive Surgical, Inc. (a)	955
34,389	Medtronic PLC	2,771
4,629	ResMed, Inc.	333
11,105	Stryker Corp.	1,462
85	Teleflex, Inc.	16
332	The Cooper Companies, Inc.	66
1,308	Varex Imaging Corp. (a)	44
3,268	Varian Medical Systems, Inc. (a)	298
645	West Pharmaceutical Services, Inc.	53
4,981	Zimmer Holdings, Inc.	608

		14,620

	Health Care Providers & Services — 2.58%
238	Acadia Healthcare Co., Inc. (a)	10
9,466	Aetna, Inc.	1,207
1,489	AmerisourceBergen Corp.	132
7,026	Anthem, Inc.	1,162
2,759	Cardinal Health, Inc.	225
1,108	Centene Corp. (a)	79
768	CIGNA Corp.	113
624	DaVita Healthcare Partners, Inc. (a)	42

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
736	Envision Healthcare Corp. (a)	$45
21,180	Express Scripts Holding Co. (a)	1,396
1,901	HCA Holdings, Inc. (a)	169
2,747	Henry Schein, Inc. (a)	467
1,281	Humana, Inc.	264
2,824	Laboratory Corporation of America Holdings (a)	405
7,606	McKesson Corp.	1,128
2,821	MEDNAX, Inc. (a)	196
2,851	Patterson Companies, Inc.	129
111	Premier, Inc., Class – A (a)	4
3,430	Quest Diagnostics, Inc.	337
683	Tenet Healthcare Corp. (a)	12
70,221	UnitedHealth Group, Inc.	11,516
2,408	Universal Health Services, Inc., Class – B	300
2,677	VCA Antech, Inc. (a)	245
365	WellCare Health Plans, Inc. (a)	51

		19,634

	Health Care Technology — 1.24%
347	athenahealth, Inc. (a)	39
156,996	Cerner Corp. (a)	9,240
470	Inovalon Holdings, Inc., Class – A (a)	6
2,639	Veeva Systems, Inc. (a)	135

		9,420

	Hotels, Restaurants & Leisure — 4.14%
988	Aramark	36
433	Brinker International, Inc.	19
20,119	Chipotle Mexican Grill, Inc. (a)	8,963
1,074	Choice Hotels International, Inc.	67
1,050	Darden Restaurants, Inc.	88
450	Domino’s Pizza, Inc.	83
817	Dunkin’ Brands Group, Inc.	45
81	Extended Stay America, Inc.	1
434	Hilton Grand Vacations (a)	12
1,395	Hilton Worldwide Holdings, Inc.	82
4	Hyatt Hotels Corp., Class – A (a)	—
3,323	Las Vegas Sands Corp.	190
43,633	Marriott International, Inc., Class – A	4,109
30,534	McDonald’s Corp.	3,958
387	MGM Resorts International	11
118	Norwegian Cruise Line Holdings Ltd. (a)	6
753	Panera Bread Co., Class – A (a)	197
637	Six Flags Entertainment Corp.	38
208,124	Starbucks Corp.	12,152
1,032	The Wendy’s Co.	14
349	Vail Resorts, Inc.	67
992	Wyndham Worldwide Corp.	84
657	Wynn Resorts Ltd.	75
12,758	Yum China Holdings, Inc. (a)	347
12,795	YUM! Brands, Inc.	818

		31,462

	Household Durables — 0.11%
73	CalAtlantic Group, Inc.	3
1,748	D.R. Horton, Inc.	58
2,883	Garmin Ltd.	147
1,191	Leggett & Platt, Inc.	60
892	Lennar Corp., Class – A	46
41	Lennar Corp., Class – B	2
441	Mohawk Industries, Inc. (a)	101
4,300	Newell Rubbermaid, Inc.	202
33	NVR, Inc. (a)	70

Shares	Security Description	Value (000)
	Household Durables (continued)
1,034	PulteGroup, Inc.	$24
511	Tempur Sealy International, Inc. (a)	24
711	Toll Brothers, Inc. (a)	26
485	Tupperware Brands Corp.	30
77	Whirlpool Corp.	13

		806

	Household Products — 2.18%
8,600	Church & Dwight Co., Inc.	429
130,402	Colgate-Palmolive Co.	9,544
153	Energizer Holdings, Inc.	9
11,503	Kimberly-Clark Corp.	1,514
233	Spectrum Brands Holdings, Inc.	32
4,121	The Clorox Co.	556
50,097	The Procter & Gamble Co.	4,501

		16,585

	Industrial Conglomerates — 0.80%
20,662	3M Co.	3,954
1,733	Carlisle Companies, Inc.	184
15,794	General Electric Co.	471
6,952	Honeywell International, Inc.	868
2,922	Roper Industries, Inc.	603

		6,080

	Insurance — 0.38%
50	AmTrust Financial Services, Inc.	1
9,217	Aon PLC	1,094
1,084	Arthur J. Gallagher & Co.	61
2,868	Brown & Brown, Inc.	120
156	Erie Indemnity Co., Class – A	19
486	Lincoln National Corp.	32
17,687	Marsh & McLennan Companies, Inc.	1,307
495	The Progressive Corp.	19
3,057	Torchmark Corp.	236
781	XL Group Ltd.	31

		2,920

	Internet & Direct Marketing Retail — 6.05%
27,416	Amazon.com, Inc. (a)	24,305
12,614	Expedia, Inc.	1,592
3,819	Groupon, Inc. (a)	15
78	Liberty Expedia Holdings, Class – A (a)	4
2,361	Liberty Interactive Corp., QVC Group (a)	47
118	Liberty Ventures, Class – A (a)	5
39,355	Netflix, Inc. (a)	5,817
7,926	Priceline.com, Inc. (a)	14,108
3,868	TripAdvisor, Inc. (a)	167

		46,060

	Internet Software & Services — 7.75%
1,384	Akamai Technologies, Inc. (a)	83
51,960	Alibaba Group Holding Ltd., ADR (a)	5,603
13,873	Alphabet, Inc., Class – A (a)	11,762
18,186	Alphabet, Inc., Class – C (a)	15,086
19	CommerceHub, Inc., Series A (a)	—
39	CommerceHub, Inc., Series C (a)	1
301	CoStar Group, Inc. (a)	62
9,393	eBay, Inc. (a)	315
146,169	Facebook, Inc., Class – A (a)	20,763
472	GoDaddy, Inc., Class – A (a)	18
489	InterActiveCorp (a)	36
667	LogMeln, Inc.	65
231	Match Group, Inc. (a)	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
106	Nutanix, Inc., Class – A (a)	$2
1,838	Pandora Media, Inc. (a)	22
171,426	Tencent Holdings Ltd., ADR	4,947
163	Twilio, Inc., Class – A (a)	5
5,053	Twitter, Inc. (a)	76
854	VeriSign, Inc. (a)	74
459	Yelp, Inc. (a)	15
369	Zillow Group, Inc., Class – A (a)	12
692	Zillow Group, Inc., Class – C (a)	23

		58,974

	IT Services — 9.37%
20,807	Accenture PLC, Class – A	2,494
31,607	Alliance Data Systems Corp.	7,870
3,738	Amdocs Ltd.	228
97,772	Automatic Data Processing, Inc.	10,010
184	Black Knight Financial Services, Inc., Class – A (a)	7
949	Booz Allen Hamilton Holding Corp.	34
3,958	Broadridge Financial Solutions, Inc.	269
20,111	Cognizant Technology Solutions Corp. (a)	1,197
452	CoreLogic, Inc. (a)	18
1,459	CSRA, Inc.	43
315	DST Systems, Inc.	39
442	Euronet Worldwide, Inc. (a)	38
1,671	Fidelity National Information Services, Inc.	133
2,789	First Data Corp. (a)	43
2,025	Fiserv, Inc. (a)	234
65,290	FleetCor Technologies, Inc. (a)	9,887
720	Gartner Group, Inc. (a)	78
1,348	Genpact Ltd.	33
4,570	Global Payments, Inc.	369
27,709	International Business Machines Corp.	4,825
2,667	Jack Henry & Associates, Inc.	248
631	Leidos Holdings, Inc.	32
79,176	MasterCard, Inc., Class – A	8,905
10,751	Paychex, Inc.	633
40,041	PayPal Holdings, Inc. (a)	1,723
1,954	Sabre Corp.	41
412	Square, Inc., Class – A (a)	7
4,527	Teradata Corp. (a)	141
5,435	Total System Services, Inc.	291
1,405	Vantive, Inc. (a)	90
237,121	Visa, Inc., Class – A	21,072
16,903	Western Union Co.	344
344	WEX, Inc. (a)	36

		71,412

	Leisure Products — 0.05%
655	Brunswick Corp.	40
1,014	Hasbro, Inc.	101
3,080	Mattel, Inc.	79
2,195	Polaris Industries, Inc.	184
84	Vista Outdoor, Inc. (a)	2

		406

	Life Sciences Tools & Services — 0.70%
806	Agilent Technologies, Inc.	43
1,245	Bio-Techne Corp.	127
1,021	Bruker Biosciences Corp.	24
414	Charles River Laboratories International, Inc. (a)	37
14,289	Illumina, Inc. (a)	2,438
905	Mettler-Toledo International, Inc. (a)	433

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
146	Patheon NV (a)	$4
239	PerkinElmer, Inc.	14
1,017	Quintiles IMS Holdings, Inc. (a)	82
11,188	Thermo Electron Corp.	1,718
36	VWR Corp. (a)	1
2,663	Waters Corp. (a)	416

		5,337

	Machinery — 0.80%
1,186	Crane Co.	89
702	Deere & Co.	76
4,376	Donaldson Company, Inc.	199
3,935	Dover Corp.	316
748	Flowserve Corp.	36
7,913	Fortive Corp.	477
492	Graco, Inc.	46
2,527	IDEX Corp.	236
9,872	Illinois Tool Works, Inc.	1,308
1,218	Ingersoll-Rand PLC	99
341	Lincoln Electric Holdings, Inc.	30
512	Nordson, Inc.	63
267	PACCAR, Inc.	18
11,163	Parker Hannifin Corp.	1,790
1,787	Snap-on, Inc.	301
182	Stanley Black & Decker, Inc.	24
1,915	The Middleby Corp. (a)	261
956	The Toro Co.	60
472	WABCO Holdings, Inc. (a)	55
3,138	Wabtec Corp.	245
541	Welbilt, Inc. (a)	11
5,234	Xylem, Inc.	263

		6,003

	Marine — 0.01%
1,348	Kirby Corp. (a)	95

	Media — 1.50%
575	AMC Networks, Inc. (a)	34
46	Cable One, Inc.	29
3,365	CBS Corp., Class – B	233
10,226	Charter Communications, Inc., Class – A (a)	3,346
943	Cinemark Holdings, Inc.	42
136	Clear Channel Outdoor Holdings, Inc.	1
40,784	Comcast Corp., Class – A	1,533
1,236	Discovery Communications, Inc., Class – A (a)	36
1,854	Discovery Communications, Inc., Class – C (a)	52
1,537	Dish Network Corp. (a)	98
1,114	John Wiley & Sons, Inc., Class – A	60
311	Lions Gate Entertainment Corp., Class – A	8
867	Lions Gate Entertainment Corp., Class – B (a)	21
653	Live Nation Entertainment, Inc. (a)	20
8,037	Omnicom Group, Inc.	693
181	Regal Entertainment Group, Class – A	4
2,948	Scripps Networks Interactive, Class – A	231
16,055	Sirius XM Holdings, Inc.	83
3,623	The Interpublic Group of Companies, Inc.	89
15	The Madison Square Garden Co., Class – A (a)	3
14,843	The Walt Disney Co.	1,683
26,856	Time Warner, Inc.	2,624
48	Tribune Media Co.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
7,687	Twenty-First Century Fox, Inc.	$249
3,423	Twenty-First Century Fox, Inc.	109
71	Viacom, Inc., Class – A	3
2,748	Viacom, Inc., Class – B	128

		11,414

	Metals & Mining — 0.01%
2,598	Freeport-McMoRan Copper & Gold, Inc. (a)	35
34	Royal Gold, Inc.	2
316	Southern Copper Corp.	11
369	Steel Dynamics, Inc.	13

		61

	Multiline Retail — 0.31%
9,829	Dollar General Corp.	685
7,597	Dollar Tree, Inc. (a)	596
4,592	Kohl’s Corp.	183
1,107	Nordstrom, Inc.	52
15,950	Target Corp.	880

		2,396

	Multi-Utilities — 0.00%
363	Dominion Resources, Inc.	28

	Oil, Gas & Consumable Fuels — 1.63%
2,369	Apache Corp.	122
2,925	Cabot Oil & Gas Corp.	70
407	Chesapeake Energy Corp. (a)	2
44,336	Chevron Corp.	4,759
131	Cimarex Energy Co.	16
12,186	Concho Resources, Inc. (a)	1,564
342	Continental Resources, Inc. (a)	16
413	Devon Energy Corp.	17
210	Diamondback Energy, Inc. (a)	22
15,599	EOG Resources, Inc.	1,522
49,544	Exxon Mobil Corp.	4,063
509	Newfield Exploration Co. (a)	19
1,891	ONEOK, Inc.	105
174	Parsley Energy, Inc., Class A (a)	6
4,622	Southwestern Energy Co. (a)	38
1,165	The Williams Cos., Inc.	34
1,773	World Fuel Services Corp.	64

		12,439

	Personal Products — 0.10%
236	Coty, Inc., Class – A	4
707	Herbalife Ltd. (a)	41
1,549	Nu Skin Enterprises, Inc., Class – A	86
7,000	The Estee Lauder Companies, Inc., Class – A	594

		725

	Pharmaceuticals — 3.71%
820	Akorn, Inc. (a)	20
14,373	Allergan PLC	3,434
77,604	Bristol-Myers Squibb Co.	4,220
32,632	Eli Lilly & Co.	2,745
42,597	Johnson & Johnson	5,306
67,718	Merck & Co., Inc.	4,303
1,371	Mylan NV (a)	53
225,367	Novo Nordisk A/S, Class – B, ADR	7,726
3,813	Pfizer, Inc.	130
4,165	Zoetis, Inc.	222

		28,159

Shares	Security Description	Value (000)
	Professional Services — 0.22%
3,961	Equifax, Inc.	$542
6,091	IHS Markit Ltd. (a)	256
2,548	Nielsen Holdings PLC	105
4,417	Robert Half International, Inc.	216
149	The Dun & Bradstreet Corp.	16
457	Transunion Holding Company, Inc. (a)	18
5,465	Versik Analytics, Inc., Class – A (a)	443

		1,596

	Real Estate Management & Development — 0.01%
2,707	CBRE Group, Inc., Class – A (a)	94

	Road & Rail — 1.50%
40	AMERCO, Inc.	15
684	Avis Budget Group, Inc. (a)	20
24,156	CSX Corp.	1,124
114	Hertz Global Holdings, Inc. (a)	2
2,991	Hunt (JB) Transportation Services, Inc.	274
86,892	Kansas City Southern	7,453
1,432	Landstar System, Inc.	123
375	Old Dominion Freight Line, Inc.	32
22,338	Union Pacific Corp.	2,366

		11,409

	Semiconductors & Semiconductor Equipment — 2.67%
9,109	Analog Devices, Inc.	746
7,107	Applied Materials, Inc.	276
14,533	Broadcom Ltd.	3,182
289	Cree, Inc. (a)	8
118,804	Intel Corp.	4,285
1,410	KLA-Tencor Corp.	134
1,153	Lam Research Corp.	148
2,565	Maxim Integrated Products, Inc.	115
1,923	Microchip Technology, Inc.	142
43,465	NVIDIA Corp.	4,736
17,059	NXP Semiconductors NV (a)	1,766
328	ON Semiconductor Corp. (a)	5
107	Qorvo, Inc. (a)	7
65,158	Qualcomm, Inc.	3,736
1,592	Skyworks Solutions, Inc.	156
9,186	Texas Instruments, Inc.	740
3,360	Versum Materials, Inc. (a)	103
761	Xilinx, Inc.	44

		20,329

	Software — 9.10%
40,513	Activision Blizzard, Inc.	2,020
39,216	Adobe Systems, Inc. (a)	5,103
2,370	ANSYS, Inc. (a)	253
208	Atlassian Corp. PLC, Class – A (a)	6
1,586	Autodesk, Inc. (a)	137
2,691	Cadence Design Systems, Inc. (a)	84
1,410	CDK Global, Inc.	92
5,312	Citrix Systems, Inc. (a)	443
216	Dell Technologies, Inc., Class – V (a)	14
2,655	Electronic Arts, Inc. (a)	238
281	FireEye, Inc. (a)	4
1,367	Fortinet, Inc. (a)	52
693	Guidewire Software, Inc. (a)	39
8,856	Intuit, Inc.	1,027
637	Manhattan Associates, Inc. (a)	33
252,637	Microsoft Corp.	16,638
1,648	Nuance Communications, Inc. (a)	29
79,806	Oracle Corp.	3,560

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
443	PTC, Inc. (a)	$23
143,291	Red Hat, Inc. (a)	12,395
176,572	Salesforce.com, Inc. (a)	14,565
81,142	SAP AG, ADR ^	7,966
1,424	Servicenow, Inc. (a)	125
18,088	Snap, Inc., Class – A (a)	408
26,855	Splunk, Inc. (a)	1,673
1,462	SS&C Technologies Holdings, Inc.	52
882	Symantec Corp.	27
151	Synopsys, Inc. (a)	11
531	Tableau Software, Inc., Class – A (a)	26
259	The Ultimate Software Group, Inc. (a)	51
312	Tyler Technologies, Inc. (a)	48
2,222	VMware, Inc., Class – A (a)	205
22,741	Workday, Inc., Class – A (a)	1,894

		69,241

	Specialty Retail — 3.81%
1,575	Aaron’s, Inc.	47
2,355	Advance Auto Parts, Inc.	349
246	AutoNation, Inc. (a)	10
996	AutoZone, Inc. (a)	720
4,285	Bed Bath & Beyond, Inc.	169
7,343	Best Buy Co., Inc.	361
357	Burlington Stores, Inc. (a)	35
50	Cabela’s, Inc., Class – A (a)	3
1,747	CarMax, Inc. (a)	103
2,827	Dick’s Sporting Goods, Inc.	138
1,095	Foot Locker, Inc.	82
2,553	GameStop Corp., Class – A	58
5,894	Gap, Inc.	143
199,520	Industria de Diseno Textil SA, ADR	3,507
416	L Brands, Inc.	20
121,319	Lowe’s Cos., Inc.	9,973
727	Michaels Cos., Inc. The (a)	16
230	Murphy USA, Inc. (a)	17
13,514	O’Reilly Automotive, Inc. (a)	3,647
13,511	Ross Stores, Inc.	890
1,299	Sally Beauty Holdings, Inc. (a)	27
571	Signet Jewelers Ltd.	40
15,758	Staples, Inc.	138
30,840	The Home Depot, Inc.	4,528
22,373	The TJX Cos., Inc.	1,769
2,729	Tiffany & Co.	260
1,205	Tractor Supply Co.	83
5,890	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,680
2,814	Urban Outfitters, Inc. (a)	67
786	Williams-Sonoma, Inc.	42

		28,922

	Technology Hardware, Storage & Peripherals — 4.42%
233,698	Apple, Inc.	33,573
1,103	NCR Corp. (a)	50

		33,623

	Textiles, Apparel & Luxury Goods — 2.80%
36,154	adidas AG, ADR	3,441
1,715	Carter’s, Inc.	154
7,175	Coach, Inc.	297
1,044	Fossil Group, Inc. (a)	18
3,396	Hanesbrands, Inc.	71
1,248	Kate Spade & Co. (a)	29
3,568	Lululemon Athletica, Inc. (a)	185
5,877	Michael Kors Holdings Ltd. (a)	224

Shares or Principal Amount (000)	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods (continued)
285,691	NIKE, Inc., Class – B	$15,921
1,493	Ralph Lauren Corp.	122
1,154	Skechers USA, Inc., Class – A (a)	32
6,004	Under Armour, Inc., Class – A ^(a)	119
6,144	Under Armour, Inc., Class – C (a)	112
11,335	V.F. Corp.	623

		21,348

	Tobacco — 0.94%
17,884	Altria Group, Inc.	1,277
38,539	Philip Morris International, Inc.	4,352
24,394	Reynolds American, Inc.	1,537

		7,166

	Trading Companies & Distributors — 0.18%
476	Air Lease Corp.	18
9,674	Fastenal Co.	498
1,812	HD Supply Holdings, Inc. (a)	75
38	Herc Holdings, Inc. (a)	2
1,298	MSC Industrial Direct Co., Inc., Class – A	133
2,638	NOW, Inc. (a)	45
680	United Rentals, Inc. (a)	85
1,994	W.W. Grainger, Inc.	464
230	Watsco, Inc.	33

		1,353

	Wireless Telecommunication Services — 0.01%
1,591	T-Mobile US, Inc. (a)	103

	Total Common Stocks	718,629

	U.S. Treasury Obligation — 0.00%
$14	U.S. Treasury Bill, 0.69%, 6/15/17 (b)(c)	14

	Total U.S. Treasury Obligation	14

	Time Deposit — 1.14%
8,709	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	8,709

	Total Time Deposit	8,709

	Mutual Funds — 4.99%
1,003	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(d)	1,003
3	State Street Institutional Treasury Money Market Fund, 0.52% (d)	3
36,965	State Street Institutional Treasury Plus Money Market Fund, 0.52% (d)	36,965

	Total Mutual Funds	37,971

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.34%
$2,561	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $2,561,137 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $2,612,177) ^^	$2,561

	Total Repurchase Agreement	2,561

	Total Investments (cost $516,423) — 100.93%	767,884
	Liabilities in excess of other assets — (0.93)%	(7,056)

	Net Assets — 100.00%	$760,828

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $3,613 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	23.40%	38.09%	—	32.97%	—	94.46%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.15%	—	—	0.99%	—	1.14%
Mutual Funds	0.08%	0.44%	4.06%	0.05%	0.36%	4.99%
Repurchase Agreement	0.21%	0.01%	—	0.12%	—	0.34%
Other Assets (Liabilities)	-0.34%	0.02%	-0.48%	-0.13%	0.00%	-0.93%

Total Net Assets	23.50%	38.56%	3.58%	34.00%	0.36%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
39	E-Mini NASDAQ 100 Future	$4,242	6/16/17	$53
52	E-Mini S&P 500 Future	6,134	6/16/17	(11)
4	E-Mini S&P Midcap 400 Future	687	6/16/17	3

	Net Unrealized Appreciation/(Depreciation)			$45

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.84%
	Aerospace & Defense — 1.98%
1,221	B/E Aerospace, Inc.	$78
1,124	BWX Technologies, Inc.	54
12,443	General Dynamics Corp.	2,329
251	HEICO Corp.	22
468	HEICO Corp., Class – A	35
1,113	Hexcel Corp.	61
459	Huntington Ingalls Industries, Inc.	92
3,318	L3 Technologies, Inc.	548
13,980	Lockheed Martin Corp.	3,741
1,993	Northrop Grumman Corp.	474
13,694	Raytheon Co.	2,088
6,964	Rockwell Collins, Inc.	677
826	Spirit Aerosystems Holdings, Inc., Class – A	48
994	Textron, Inc.	47
31,407	The Boeing Co.	5,555
605	TransDigm Group, Inc.	133
33,639	United Technologies Corp.	3,775

		19,757

	Air Freight & Logistics — 0.26%
7,566	C.H. Robinson Worldwide, Inc.	585
9,215	Expeditors International of Washington, Inc.	521
2,984	FedEx Corp.	582
8,312	United Parcel Service, Inc., Class – B	892

		2,580

	Airlines — 0.10%
1,163	Alaska Air Group, Inc.	107
6,953	Delta Air Lines, Inc.	320
234	JetBlue Airways Corp. (a)	5
7,678	Southwest Airlines Co.	413
2,983	Spirit Airlines, Inc. (a)	158

		1,003

	Auto Components — 0.05%
233	Adient PLC	17
327	BorgWarner, Inc.	14
3,270	Delphi Automotive PLC	263
2,208	Gentex Corp.	47
721	Lear Corp.	102
417	Visteon Corp. (a)	41

		484

	Automobiles — 0.35%
2,134	Harley-Davidson, Inc.	129
11,877	Tesla Motors, Inc. ^(a)	3,305
579	Thor Industries, Inc.	56

		3,490

	Banks — 0.41%
15,331	Citizens Financial Group, Inc.	530
2,258	Cullen/Frost Bankers, Inc.	201
7,254	First Republic Bank	680
28,510	JPMorgan Chase & Co.	2,504
369	Signature Bank (a)	55
460	SVB Financial Group (a)	86
669	Western Alliance Bancorp (a)	33

		4,089

	Beverages — 2.32%
609	Brown-Forman Corp., Class – A	29
14,129	Brown-Forman Corp., Class – B	652

Shares	Security Description	Value (000)
	Beverages (continued)
12,704	Constellation Brands, Inc., Class – A	$2,059
9,908	Dr. Pepper Snapple Group, Inc.	970
66,433	Monster Beverage Corp. (a)	3,067
74,717	PepsiCo, Inc.	8,358
188,776	The Coca-Cola Co.	8,012

		23,147

	Biotechnology — 3.63%
19,422	AbbVie, Inc.	1,266
1,158	Acadia Pharmaceuticals, Inc. (a)	40
399	Agios Pharmaceuticals, Inc. (a)	23
32,095	Alexion Pharmaceuticals, Inc. (a)	3,891
1,774	Alkermes PLC (a)	104
779	Alnylam Pharmaceuticals, Inc. (a)	40
40,128	Amgen, Inc.	6,584
10	AquaBounty Technologies, Inc. (a)	—
2,622	Biogen Idec, Inc. (a)	717
21,626	BioMarin Pharmaceutical, Inc. (a)	1,898
1,305	Bioverativ, Inc. (a)	71
47,528	Celgene Corp. (a)	5,914
15,903	Gilead Sciences, Inc.	1,080
1,951	Incyte Corp. (a)	261
201	Intercept Pharmaceuticals, Inc. (a)	23
715	Intrexon Corp. (a)	14
1,451	Ionis Pharmaceuticals, Inc. (a)	58
750	Juno Therapeutics, Inc. (a)	17
1,031	Neurocrine Biosciences, Inc. (a)	45
3,576	OPKO Health, Inc. (a)	29
23,863	Regeneron Pharmaceuticals, Inc. (a)	9,247
1,137	Seattle Genetics, Inc. (a)	71
20,167	Shire PLC, ADR	3,513
164	United Therapeutics Corp. (a)	22
12,756	Vertex Pharmaceuticals, Inc. (a)	1,395

		36,323

	Building Products — 0.06%
1,720	A.O. Smith Corp.	88
1,132	Allegion PLC	86
1,853	Fortune Brands Home & Security, Inc.	113
2,336	Johnson Controls International PLC	98
434	Lennox International, Inc.	73
2,540	Masco Corp.	86

		544

	Capital Markets — 2.39%
588	Affiliated Managers Group, Inc.	96
565	Ameriprise Financial, Inc.	73
471	Artisan Partners Asset Management, Inc., Class – A	13
4,301	CBOE Holdings, Inc.	349
12,846	CME Group, Inc.	1,526
215	Donnelley Financial Solutions, Inc. (a)	4
1,316	Eaton Vance Corp.	59
2,194	FactSet Research Systems, Inc.	362
4,951	Federated Investors, Inc., Class – B	130
15,877	Franklin Resources, Inc.	669
17,438	Goldman Sachs Group, Inc.	4,006
70	Interactive Brokers Group, Inc., Class – A	2
3,383	IntercontinentalExchange Group, Inc.	203
872	Invesco Ltd.	26
169	Lazard Ltd., Class – A	8
119	LPL Financial Holdings, Inc.	5
432	MarketAxess Holdings, Inc.	81
1,819	Moody’s Corp.	204

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
39,437	Morgan Stanley	$1,689
1,006	Morningstar, Inc.	79
1,073	MSCI, Inc. Common	104
33,441	S&P Global, Inc.	4,373
7,155	SEI Investments Co.	361
95,142	State Street Corp.	7,575
12,764	T. Rowe Price Group, Inc.	870
13,521	TD Ameritrade Holding Corp.	525
11,112	The Charles Schwab Corp.	453
3,403	Waddell & Reed Financial, Inc., Class – A	58

		23,903

	Chemicals — 2.15%
360	Advansix, Inc. (a)	10
10,673	Air Products & Chemicals, Inc.	1,444
20,338	Albemarle Corp.	2,148
1,946	Axalta Coating Systems Ltd. (a)	63
179	Celanese Corp., Series A	16
10,481	E.I. du Pont de Nemours & Co.	842
95,921	Ecolab, Inc.	12,022
1,273	FMC Corp.	89
4,242	International Flavors & Fragrances, Inc.	562
1,847	LyondellBasell Industries NV, Class A	168
3,403	Monsanto Co.	385
83	NewMarket Corp.	38
3,183	PPG Industries, Inc.	334
14,638	Praxair, Inc.	1,736
1,538	RPM International, Inc.	85
503	The Scotts Miracle-Gro Co.	47
4,224	The Sherwin-Williams Co.	1,310
925	Valspar Corp.	103
472	W.R. Grace & Co.	33

		21,435

	Commercial Services & Supplies — 0.25%
4,865	Cintas Corp.	616
40	Clean Harbors, Inc. (a)	2
6,075	Copart, Inc. (a)	376
1,536	Covanta Holding Corp.	24
1,643	KAR Auction Services, Inc.	72
215	LSC Communications, Inc.	5
2,275	Pitney Bowes, Inc.	30
5,026	Rollins, Inc.	187
574	RR Donnelley & Sons Co.	7
4,346	Stericycle, Inc. (a)	360
5,044	Waste Connections, Inc.	445
4,396	Waste Management, Inc.	321

		2,445

	Communications Equipment — 1.00%
1,846	Arista Networks, Inc. (a)	244
562	Arris International PLC (a)	15
208,840	Cisco Systems, Inc.	7,058
1,540	Commscope Holding, Inc. (a)	64
3,763	F5 Networks, Inc. (a)	536
5,029	Harris Corp.	560
264	Motorola Solutions, Inc.	23
13,166	Palo Alto Networks, Inc. (a)	1,484

		9,984

	Construction & Engineering — 0.06%
5,721	Fluor Corp.	301
5,194	Jacobs Engineering Group, Inc.	287
515	Quanta Services, Inc. (a)	19

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
217	Valmont Industries, Inc.	$34

		641

	Construction Materials — 0.04%
563	Eagle Materials, Inc., Class – A	55
692	Martin Marietta Materials, Inc.	151
1,474	Vulcan Materials Co.	177

		383

	Consumer Finance — 0.13%
110	Credit Acceptance Corp. (a)	22
1,599	Discover Financial Services	109
33,917	Synchrony Financial	1,164

		1,295

	Containers & Packaging — 0.11%
2,742	AptarGroup, Inc.	211
992	Avery Dennison Corp.	80
2,051	Ball Corp.	152
132	Bemis Co., Inc.	6
1,540	Berry Plastics Group, Inc. (a)	75
1,587	Crown Holdings, Inc. (a)	84
2,709	Graphic Packaging Holding Co.	35
1,956	Owens-Illinois, Inc. (a)	40
1,102	Packaging Corp. of America	101
2,384	Sealed Air Corp.	104
517	Silgan Holdings	31
4,087	Sonoco Products Co.	216

		1,135

	Distributors — 0.13%
7,767	Genuine Parts Co.	717
16,249	LKQ Corp. (a)	476
485	Pool Corp.	58

		1,251

	Diversified Consumer Services — 0.01%
2,246	Service Corporation International	69
1,622	ServiceMaster Global Holdings, Inc. (a)	68

		137

	Diversified Telecommunication Services — 0.13%
24,494	Verizon Communications, Inc.	1,195
1,930	Zayo Group Holdings, Inc. (a)	63

		1,258

	Electrical Equipment — 0.29%
527	Acuity Brands, Inc.	108
10,378	AMETEK, Inc.	561
28,583	Emerson Electric Co.	1,710
2,789	Hubbell, Inc.	335
1,237	Rockwell Automation, Inc.	193

		2,907

	Electronic Equipment, Instruments & Components — 0.20%
16,161	Amphenol Corp., Class – A	1,149
1,971	CDW Corporation of Delaware	114
976	Cognex Corp.	82
1,989	Dolby Laboratories, Inc., Class – A	104
1,358	Fitbit, Inc., Class – A (a)	8
5,724	FLIR Systems, Inc.	208
362	IPG Photonics Corp. (a)	44
5,609	National Instruments Corp.	183
2,352	Trimble Navigation Ltd. (a)	75

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,341	VeriFone Systems, Inc. (a)	$25
513	Zebra Technologies Corp., Class – A (a)	47

		2,039

	Energy Equipment & Services — 1.36%
61,684	Core Laboratories NV	7,126
1,605	Dril-Quip, Inc. (a)	88
1,432	Franks International NV	15
18,860	Halliburton Co.	927
4,023	Helmerich & Payne, Inc.	268
15,989	National Oilwell Varco, Inc.	641
4,045	Oceaneering International, Inc.	110
53,938	Schlumberger Ltd.	4,213
9,525	TechnipFMC PLC (a)	310

		13,698

	Equity Real Estate Investment Trusts — 1.17%
107	Alexandria Real Estate Equities, Inc.	12
5,041	American Tower Corp.	614
309	Boston Properties, Inc.	41
79	Care Capital Properties, Inc.	2
2,256	Colony Northstar, Inc.	29
4,782	CoreCivic, Inc.	150
3,812	Crown Castle International Corp.	360
1,457	CubeSmart	38
751	CyrusOne, Inc.	39
1,341	Digital Realty Trust, Inc.	143
991	Empire State Realty Trust, Inc., Class – A	20
20,603	Equinix, Inc.	8,250
902	Equity Lifestyle Properties, Inc.	70
321	Essex Property Trust, Inc.	74
1,462	Extra Space Storage, Inc.	109
857	Federal Realty Investment Trust	114
2,209	Gaming & Leisure Properties, Inc.	74
1,200	Healthcare Trust of America, Inc., Class – A	38
3,152	Iron Mountain, Inc.	112
981	Lamar Advertising Co., Class – A	73
363	Life Storage, Inc.	30
812	OMEGA Healthcare Investors, Inc.	27
215	Outfront Media, Inc.	6
1,175	Parks Hotels & Resorts, Inc.	30
1,770	Public Storage	387
200	Regency Centers Corp.	13
935	SBA Communications Corp. (a)	113
266	Senior Housing Properties Trust	5
3,345	Simon Property Group, Inc.	575
1,017	Tanger Factory Outlet Centers, Inc.	33
355	Taubman Centers, Inc.	23
1,253	Ventas, Inc.	81

		11,685

	Food & Staples Retailing — 3.07%
464	Casey’s General Stores, Inc.	52
46,299	Costco Wholesale Corp.	7,764
58,268	CVS Caremark Corp.	4,574
12,130	Rite Aid Corp. (a)	52
8,052	Sprouts Farmers Market, Inc. (a)	186
30,244	Sysco Corp.	1,570
11,398	The Kroger Co.	336
560	US Foods Holding Corp. (a)	16
37,070	Walgreens Boots Alliance, Inc.	3,079
64,208	Wal-Mart Stores, Inc.	4,628

Shares	Security Description	Value (000)
	Food & Staples Retailing (continued)
282,213	Whole Foods Market, Inc.	$8,387

		30,644

	Food Products — 1.55%
768	Blue Buffalo Pet Products, Inc. (a)	18
9,211	Campbell Soup Co.	527
4,151	ConAgra Foods, Inc.	167
8,975	Flowers Foods, Inc.	174
7,122	General Mills, Inc.	420
7,531	Hershey Co.	823
13,571	Hormel Foods Corp.	470
598	Ingredion, Inc.	72
2,749	Kellogg Co.	200
1,355	Lamb Weston Holding, Inc.	57
6,423	McCormick & Co., Inc.	627
8,255	Mead Johnson Nutrition Co.	735
235,790	Mondelez International, Inc., Class – A	10,158
82	Pilgrim’s Pride Corp.	2
448	Post Holdings, Inc. (a)	39
923	The Hain Celestial Group, Inc. (a)	34
4,790	The J.M. Smucker Co.	628
902	The Kraft Heinz Co.	82
222	TreeHouse Foods, Inc. (a)	19
1,608	Tyson Foods, Inc., Class – A	99
2,048	Whitewave Foods Co. (a)	115

		15,466

	Health Care Equipment & Supplies — 2.36%
72,454	Abbott Laboratories	3,218
475	Abiomed, Inc. (a)	59
155	Alere, Inc. (a)	6
852	Align Technology, Inc. (a)	98
22,600	Baxter International, Inc.	1,172
10,988	Becton, Dickinson & Co.	2,016
16,151	Boston Scientific Corp. (a)	402
3,868	C.R. Bard, Inc.	961
26,055	Danaher Corp.	2,228
9,778	Dentsply Sirona, Inc.	611
969	DexCom, Inc. (a)	82
11,265	Edwards Lifesciences Corp. (a)	1,060
738	Hill-Rom Holdings, Inc.	52
3,358	Hologic, Inc. (a)	143
4,905	IDEXX Laboratories, Inc. (a)	758
1,953	Intuitive Surgical, Inc. (a)	1,497
57,919	Medtronic PLC	4,666
7,324	ResMed, Inc.	527
17,590	Stryker Corp.	2,316
108	Teleflex, Inc.	21
436	The Cooper Companies, Inc.	87
2,072	Varex Imaging Corp. (a)	70
5,183	Varian Medical Systems, Inc. (a)	472
848	West Pharmaceutical Services, Inc.	69
8,068	Zimmer Holdings, Inc.	985

		23,576

	Health Care Providers & Services — 2.72%
316	Acadia Healthcare Co., Inc. (a)	14
15,578	Aetna, Inc.	1,987
2,095	AmerisourceBergen Corp.	185
11,611	Anthem, Inc.	1,920
3,631	Cardinal Health, Inc.	296
1,450	Centene Corp. (a)	103
1,021	CIGNA Corp.	150
780	DaVita Healthcare Partners, Inc. (a)	53

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
1,010	Envision Healthcare Corp. (a)	$62
33,862	Express Scripts Holding Co. (a)	2,232
2,495	HCA Holdings, Inc. (a)	222
4,387	Henry Schein, Inc. (a)	746
1,686	Humana, Inc.	348
4,595	Laboratory Corporation of America Holdings (a)	659
12,070	McKesson Corp.	1,789
4,509	MEDNAX, Inc. (a)	313
4,465	Patterson Companies, Inc.	202
134	Premier, Inc., Class – A (a)	4
5,784	Quest Diagnostics, Inc.	568
1,020	Tenet Healthcare Corp. (a)	18
87,505	UnitedHealth Group, Inc.	14,351
3,969	Universal Health Services, Inc., Class – B	494
4,261	VCA Antech, Inc. (a)	390
489	WellCare Health Plans, Inc. (a)	69

		27,175

	Health Care Technology — 0.97%
466	athenahealth, Inc. (a)	53
159,390	Cerner Corp. (a)	9,380
569	Inovalon Holdings, Inc., Class – A (a)	7
4,153	Veeva Systems, Inc. (a)	213

		9,653

	Hotels, Restaurants & Leisure — 3.86%
1,236	Aramark	46
671	Brinker International, Inc.	29
22,356	Chipotle Mexican Grill, Inc. (a)	9,960
1,712	Choice Hotels International, Inc.	107
1,375	Darden Restaurants, Inc.	115
603	Domino’s Pizza, Inc.	111
1,100	Dunkin’ Brands Group, Inc.	60
98	Extended Stay America, Inc.	2
543	Hilton Grand Vacations (a)	16
1,811	Hilton Worldwide Holdings, Inc.	106
63	Hyatt Hotels Corp., Class – A (a)	3
4,321	Las Vegas Sands Corp.	247
55,363	Marriott International, Inc., Class – A	5,214
48,593	McDonald’s Corp.	6,298
573	MGM Resorts International	16
208	Norwegian Cruise Line Holdings Ltd. (a)	11
1,206	Panera Bread Co., Class – A (a)	316
863	Six Flags Entertainment Corp.	51
233,648	Starbucks Corp.	13,642
1,548	The Wendy’s Co.	21
469	Vail Resorts, Inc.	90
1,299	Wyndham Worldwide Corp.	109
861	Wynn Resorts Ltd.	99
20,400	Yum China Holdings, Inc. (a)	555
20,400	YUM! Brands, Inc.	1,304

		38,528

	Household Durables — 0.10%
89	CalAtlantic Group, Inc.	3
2,188	D.R. Horton, Inc.	73
4,866	Garmin Ltd.	249
1,563	Leggett & Platt, Inc.	79
1,116	Lennar Corp., Class – A	57
50	Lennar Corp., Class – B	2
575	Mohawk Industries, Inc. (a)	132
5,593	Newell Rubbermaid, Inc.	263
43	NVR, Inc. (a)	91

Shares	Security Description	Value (000)
	Household Durables (continued)
1,294	PulteGroup, Inc.	$30
639	Tempur Sealy International, Inc. (a)	30
889	Toll Brothers, Inc. (a)	32
607	Tupperware Brands Corp.	38
97	Whirlpool Corp.	17

		1,096

	Household Products — 2.21%
13,676	Church & Dwight Co., Inc.	682
143,414	Colgate-Palmolive Co.	10,497
242	Energizer Holdings, Inc.	13
18,347	Kimberly-Clark Corp.	2,415
291	Spectrum Brands Holdings, Inc.	40
6,582	The Clorox Co.	887
84,387	The Procter & Gamble Co.	7,583

		22,117

	Industrial Conglomerates — 0.93%
32,798	3M Co.	6,276
2,879	Carlisle Companies, Inc.	306
20,747	General Electric Co.	618
9,133	Honeywell International, Inc.	1,140
4,712	Roper Industries, Inc.	973

		9,313

	Insurance — 0.45%
60	AmTrust Financial Services, Inc.	1
14,643	Aon PLC	1,738
1,422	Arthur J. Gallagher & Co.	80
4,802	Brown & Brown, Inc.	200
228	Erie Indemnity Co., Class – A	28
645	Lincoln National Corp.	42
28,021	Marsh & McLennan Companies, Inc.	2,071
715	The Progressive Corp.	28
5,125	Torchmark Corp.	395
1,092	XL Group Ltd.	44

		4,627

	Internet & Direct Marketing Retail — 5.39%
31,588	Amazon.com, Inc. (a)	28,004
16,268	Expedia, Inc.	2,053
4,654	Groupon, Inc. (a)	18
95	Liberty Expedia Holdings, Class – A (a)	4
2,954	Liberty Interactive Corp., QVC Group (a)	59
143	Liberty Ventures, Class – A (a)	6
49,251	Netflix, Inc. (a)	7,280
9,118	Priceline.com, Inc. (a)	16,230
6,049	TripAdvisor, Inc. (a)	261

		53,915

	Internet Software & Services — 7.20%
1,807	Akamai Technologies, Inc. (a)	108
65,821	Alibaba Group Holding Ltd., ADR (a)	7,097
20,202	Alphabet, Inc., Class – A (a)	17,127
20,284	Alphabet, Inc., Class – C (a)	16,827
23	CommerceHub, Inc., Series A (a)	—
48	CommerceHub, Inc., Series C (a)	1
377	CoStar Group, Inc. (a)	78
12,340	eBay, Inc. (a)	414
166,634	Facebook, Inc., Class – A (a)	23,670
621	GoDaddy, Inc., Class – A (a)	24
667	InterActiveCorp (a)	49
1,132	LogMeln, Inc.	110
279	Match Group, Inc. (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
133	Nutanix, Inc., Class – A (a)	$2
2,300	Pandora Media, Inc. (a)	27
216,651	Tencent Holdings Ltd., ADR	6,253
175	Twilio, Inc., Class – A (a)	5
6,596	Twitter, Inc. (a)	99
1,120	VeriSign, Inc. (a)	98
620	Yelp, Inc. (a)	20
461	Zillow Group, Inc., Class – A (a)	16
866	Zillow Group, Inc., Class – C (a)	29

		72,059

	IT Services — 8.96%
32,908	Accenture PLC, Class – A	3,945
32,573	Alliance Data Systems Corp.	8,111
6,304	Amdocs Ltd.	384
110,230	Automatic Data Processing, Inc.	11,286
223	Black Knight Financial Services, Inc., Class – A (a)	9
1,292	Booz Allen Hamilton Holding Corp.	46
6,262	Broadridge Financial Solutions, Inc.	426
31,818	Cognizant Technology Solutions Corp. (a)	1,894
638	CoreLogic, Inc. (a)	26
1,963	CSRA, Inc.	57
395	DST Systems, Inc.	48
599	Euronet Worldwide, Inc. (a)	51
2,221	Fidelity National Information Services, Inc.	177
3,754	First Data Corp. (a)	58
2,661	Fiserv, Inc. (a)	307
69,617	FleetCor Technologies, Inc. (a)	10,542
943	Gartner Group, Inc. (a)	102
1,813	Genpact Ltd.	45
7,212	Global Payments, Inc.	582
44,613	International Business Machines Corp.	7,769
4,227	Jack Henry & Associates, Inc.	394
790	Leidos Holdings, Inc.	40
110,671	MasterCard, Inc., Class – A	12,447
16,993	Paychex, Inc.	1,001
63,589	PayPal Holdings, Inc. (a)	2,736
2,446	Sabre Corp.	52
499	Square, Inc., Class – A (a)	9
7,090	Teradata Corp. (a)	221
8,605	Total System Services, Inc.	460
1,827	Vantive, Inc. (a)	117
290,171	Visa, Inc., Class – A	25,786
26,925	Western Union Co.	548
464	WEX, Inc. (a)	48

		89,724

	Leisure Products — 0.06%
888	Brunswick Corp.	54
1,325	Hasbro, Inc.	132
4,141	Mattel, Inc.	106
3,509	Polaris Industries, Inc. ^	295
103	Vista Outdoor, Inc. (a)	2

		589

	Life Sciences Tools & Services — 0.77%
1,009	Agilent Technologies, Inc.	53
1,987	Bio-Techne Corp.	202
1,278	Bruker Biosciences Corp.	30
561	Charles River Laboratories International, Inc. (a)	50
18,331	Illumina, Inc. (a)	3,128
1,445	Mettler-Toledo International, Inc. (a)	692

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
183	Patheon NV (a)	$5
302	PerkinElmer, Inc.	18
1,326	Quintiles IMS Holdings, Inc. (a)	107
18,222	Thermo Electron Corp.	2,799
44	VWR Corp. (a)	1
4,249	Waters Corp. (a)	664

		7,749

	Machinery — 0.90%
1,994	Crane Co.	149
919	Deere & Co.	100
7,044	Donaldson Company, Inc.	321
6,645	Dover Corp.	534
936	Flowserve Corp.	45
13,006	Fortive Corp.	783
664	Graco, Inc.	63
4,020	IDEX Corp.	376
15,643	Illinois Tool Works, Inc.	2,072
1,524	Ingersoll-Rand PLC	123
471	Lincoln Electric Holdings, Inc.	41
681	Nordson, Inc.	84
387	PACCAR, Inc.	26
14,140	Parker Hannifin Corp.	2,266
2,861	Snap-on, Inc.	483
228	Stanley Black & Decker, Inc.	30
3,029	The Middleby Corp. (a)	413
1,276	The Toro Co.	80
630	WABCO Holdings, Inc. (a)	74
4,984	Wabtec Corp.	389
701	Welbilt, Inc. (a)	14
8,426	Xylem, Inc.	423

		8,889

	Marine — 0.02%
2,280	Kirby Corp. (a)	161

	Media — 1.50%
721	AMC Networks, Inc. (a)	42
57	Cable One, Inc.	36
4,421	CBS Corp., Class – B	307
12,951	Charter Communications, Inc., Class – A (a)	4,238
1,273	Cinemark Holdings, Inc.	56
176	Clear Channel Outdoor Holdings, Inc.	1
53,543	Comcast Corp., Class – A	2,013
1,678	Discovery Communications, Inc., Class – A (a)	49
2,616	Discovery Communications, Inc., Class – C (a)	74
1,998	Dish Network Corp. (a)	127
1,886	John Wiley & Sons, Inc., Class – A	101
390	Lions Gate Entertainment Corp., Class – A	10
1,086	Lions Gate Entertainment Corp., Class – B (a)	27
949	Live Nation Entertainment, Inc. (a)	29
12,706	Omnicom Group, Inc.	1,095
219	Regal Entertainment Group, Class – A	5
4,698	Scripps Networks Interactive, Class – A	368
21,006	Sirius XM Holdings, Inc.	108
4,867	The Interpublic Group of Companies, Inc.	120
19	The Madison Square Garden Co., Class – A (a)	4
19,487	The Walt Disney Co.	2,210
34,230	Time Warner, Inc.	3,345
58	Tribune Media Co.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
10,114	Twenty-First Century Fox, Inc.	$328
4,467	Twenty-First Century Fox, Inc.	142
86	Viacom, Inc., Class – A	4
3,649	Viacom, Inc., Class – B	170

		15,011

	Metals & Mining — 0.01%
3,584	Freeport-McMoRan Copper & Gold, Inc. (a)	48
41	Royal Gold, Inc.	3
509	Southern Copper Corp.	18
462	Steel Dynamics, Inc.	16

		85

	Multiline Retail — 0.39%
15,560	Dollar General Corp.	1,085
12,024	Dollar Tree, Inc. (a)	943
7,723	Kohl’s Corp.	307
1,454	Nordstrom, Inc.	68
26,620	Target Corp.	1,470

		3,873

	Multi-Utilities — 0.00%
454	Dominion Resources, Inc.	35

	Oil, Gas & Consumable Fuels — 1.95%
3,138	Apache Corp.	161
3,828	Cabot Oil & Gas Corp.	92
493	Chesapeake Energy Corp. (a)	3
74,691	Chevron Corp.	8,019
188	Cimarex Energy Co.	22
15,423	Concho Resources, Inc. (a)	1,979
490	Continental Resources, Inc. (a)	22
590	Devon Energy Corp.	25
280	Diamondback Energy, Inc. (a)	29
19,783	EOG Resources, Inc.	1,930
83,462	Exxon Mobil Corp.	6,845
638	Newfield Exploration Co. (a)	24
2,465	ONEOK, Inc.	137
217	Parsley Energy, Inc., Class A (a)	7
5,783	Southwestern Energy Co. (a)	47
1,531	The Williams Cos., Inc.	45
2,996	World Fuel Services Corp.	109

		19,496

	Personal Products — 0.12%
296	Coty, Inc., Class – A	5
884	Herbalife Ltd. (a)	51
2,534	Nu Skin Enterprises, Inc., Class – A	141
11,064	The Estee Lauder Companies, Inc., Class – A	938

		1,135

	Pharmaceuticals — 3.84%
1,027	Akorn, Inc. (a)	25
18,557	Allergan PLC	4,434
99,815	Bristol-Myers Squibb Co.	5,428
51,645	Eli Lilly & Co.	4,344
70,140	Johnson & Johnson	8,736
114,059	Merck & Co., Inc.	7,247
1,715	Mylan NV (a)	67
220,653	Novo Nordisk A/S, Class – B, ADR	7,564
5,067	Pfizer, Inc.	173
5,474	Zoetis, Inc.	292

		38,310

Shares	Security Description	Value (000)
	Professional Services — 0.26%
6,287	Equifax, Inc.	$859
10,225	IHS Markit Ltd. (a)	429
3,383	Nielsen Holdings PLC	140
7,020	Robert Half International, Inc.	343
187	The Dun & Bradstreet Corp.	20
698	Transunion Holding Company, Inc. (a)	27
8,712	Versik Analytics, Inc., Class – A (a)	707

		2,525

	Real Estate Management & Development — 0.01%
3,535	CBRE Group, Inc., Class – A (a)	123

	Road & Rail — 1.39%
51	AMERCO, Inc.	19
1,013	Avis Budget Group, Inc. (a)	30
40,688	CSX Corp.	1,894
138	Hertz Global Holdings, Inc. (a)	2
4,748	Hunt (JB) Transportation Services, Inc.	436
85,038	Kansas City Southern	7,293
2,300	Landstar System, Inc.	197
509	Old Dominion Freight Line, Inc.	44
37,205	Union Pacific Corp.	3,941

		13,856

	Semiconductors & Semiconductor Equipment — 2.91%
15,267	Analog Devices, Inc.	1,251
9,337	Applied Materials, Inc.	363
18,709	Broadcom Ltd.	4,097
460	Cree, Inc. (a)	12
198,694	Intel Corp.	7,167
1,887	KLA-Tencor Corp.	179
1,534	Lam Research Corp.	197
3,393	Maxim Integrated Products, Inc.	153
2,527	Microchip Technology, Inc.	186
56,024	NVIDIA Corp.	6,103
21,931	NXP Semiconductors NV (a)	2,270
398	ON Semiconductor Corp. (a)	6
130	Qorvo, Inc. (a)	9
98,548	Qualcomm, Inc.	5,651
2,095	Skyworks Solutions, Inc.	205
12,076	Texas Instruments, Inc.	973
5,319	Versum Materials, Inc. (a)	163
953	Xilinx, Inc.	55

		29,040

	Software — 8.44%
52,002	Activision Blizzard, Inc.	2,593
50,509	Adobe Systems, Inc. (a)	6,573
3,932	ANSYS, Inc. (a)	420
252	Atlassian Corp. PLC, Class – A (a)	8
2,085	Autodesk, Inc. (a)	180
3,625	Cadence Design Systems, Inc. (a)	114
1,884	CDK Global, Inc.	122
8,459	Citrix Systems, Inc. (a)	705
271	Dell Technologies, Inc., Class – V (a)	17
3,494	Electronic Arts, Inc. (a)	313
340	FireEye, Inc. (a)	4
1,711	Fortinet, Inc. (a)	66
867	Guidewire Software, Inc. (a)	49
14,087	Intuit, Inc.	1,634
860	Manhattan Associates, Inc. (a)	45
353,036	Microsoft Corp.	23,250
2,061	Nuance Communications, Inc. (a)	36
133,494	Oracle Corp.	5,955

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
620	PTC, Inc. (a)	$33
155,520	Red Hat, Inc. (a)	13,452
184,212	Salesforce.com, Inc. (a)	15,196
79,329	SAP AG, ADR ^	7,787
1,897	Servicenow, Inc. (a)	166
22,511	Snap, Inc., Class – A (a)	507
34,043	Splunk, Inc. (a)	2,121
1,828	SS&C Technologies Holdings, Inc.	65
1,102	Symantec Corp.	34
191	Synopsys, Inc. (a)	14
664	Tableau Software, Inc., Class – A (a)	33
324	The Ultimate Software Group, Inc. (a)	63
390	Tyler Technologies, Inc. (a)	60
3,704	VMware, Inc., Class – A ^(a)	341
28,818	Workday, Inc., Class – A (a)	2,400

		84,356

	Specialty Retail — 3.63%
2,661	Aaron’s, Inc.	79
3,765	Advance Auto Parts, Inc.	558
325	AutoNation, Inc. (a)	14
1,576	AutoZone, Inc. (a)	1,140
7,156	Bed Bath & Beyond, Inc.	282
12,392	Best Buy Co., Inc.	609
487	Burlington Stores, Inc. (a)	47
60	Cabela’s, Inc., Class – A (a)	3
2,339	CarMax, Inc. (a)	139
4,580	Dick’s Sporting Goods, Inc.	223
1,431	Foot Locker, Inc.	107
4,305	GameStop Corp., Class – A	97
9,864	Gap, Inc.	240
249,510	Industria de Diseno Textil SA, ADR	4,385
521	L Brands, Inc.	25
121,494	Lowe’s Cos., Inc.	9,987
905	Michaels Cos., Inc. The (a)	20
299	Murphy USA, Inc. (a)	22
18,296	O’Reilly Automotive, Inc. (a)	4,937
21,427	Ross Stores, Inc.	1,411
1,758	Sally Beauty Holdings, Inc. (a)	36
846	Signet Jewelers Ltd.	59
26,538	Staples, Inc.	233
39,132	The Home Depot, Inc.	5,746
35,470	The TJX Cos., Inc.	2,805
4,604	Tiffany & Co.	439
1,607	Tractor Supply Co.	111
8,002	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,282
4,449	Urban Outfitters, Inc. (a)	106
1,059	Williams-Sonoma, Inc.	57

		36,199

	Technology Hardware, Storage & Peripherals — 4.31%
299,598	Apple, Inc.	43,040
1,483	NCR Corp. (a)	68

		43,108

	Textiles, Apparel & Luxury Goods — 2.62%
46,272	adidas AG, ADR	4,405
2,736	Carter’s, Inc.	246
11,865	Coach, Inc.	490
1,767	Fossil Group, Inc. (a)	31
4,443	Hanesbrands, Inc.	92
1,561	Kate Spade & Co. (a)	36
5,684	Lululemon Athletica, Inc. (a)	295
9,362	Michael Kors Holdings Ltd. (a)	357

Shares or Principal Amount (000)	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods (continued)
334,239	NIKE, Inc., Class – B	$18,628
2,511	Ralph Lauren Corp.	205
1,576	Skechers USA, Inc., Class – A (a)	43
9,506	Under Armour, Inc., Class – A ^(a)	188
9,596	Under Armour, Inc., Class – C (a)	176
17,926	V.F. Corp.	985

		26,177

	Tobacco — 1.14%
23,510	Altria Group, Inc.	1,679
64,377	Philip Morris International, Inc.	7,268
39,354	Reynolds American, Inc.	2,480

		11,427

	Trading Companies & Distributors — 0.21%
611	Air Lease Corp.	24
15,367	Fastenal Co.	791
2,372	HD Supply Holdings, Inc. (a)	98
46	Herc Holdings, Inc. (a)	2
2,160	MSC Industrial Direct Co., Inc., Class – A	222
4,457	NOW, Inc. (a)	76
890	United Rentals, Inc. (a)	111
3,194	W.W. Grainger, Inc.	743
313	Watsco, Inc.	45

		2,112

	Wireless Telecommunication Services — 0.01%
2,078	T–Mobile US, Inc. (a)	134

	Total Common Stocks	927,896

	U.S. Treasury Obligation — 0.00%
$19	U.S. Treasury Bill, 0.69%, 6/15/17 (b)(c)	19

	Total U.S. Treasury Obligation	19

	Time Deposit — 0.89%
8,845	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	8,845

	Total Time Deposit	8,845

	Mutual Funds — 6.51%
2,990	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(d)	2,990
2	State Street Institutional Treasury Money Market Fund, 0.52% (d)	2
62,032	State Street Institutional Treasury Plus Money Market Fund, 0.52% (d)	62,032

	Total Mutual Funds	65,024

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 0.76%
$7,632	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $7,632,142 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $7,784,239) ^^	$7,632

	Total Repurchase Agreement	7,632

	Total Investments (cost $701,015) — 101.00%	1,009,416
	Liabilities in excess of other assets — (1.00)%	(9,995)

	Net Assets — 100.00%	$999,421

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $10,775 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	22.63%	44.97%	—	25.24%	—	92.84%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.31%	—	—	0.58%	—	0.89%
Mutual Funds	0.07%	0.58%	2.78%	0.21%	2.87%	6.51%
Repurchase Agreement	0.18%	0.02%	—	0.56%	—	0.76%
Other Assets (Liabilities)	-0.29%	0.00%	0.04%	-0.75%	0.00%	-1.00%

Total Net Assets	22.90%	45.57%	2.82%	25.84%	2.87%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
101	E-Mini NASDAQ 100 Future	$10,986	6/16/17	$137
122	E-Mini S&P 500 Future	14,391	6/16/17	(25)
15	E-Mini S&P Midcap 400 Future	2,577	6/16/17	12

	Net Unrealized Appreciation/(Depreciation)			$124

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.16%
	Aerospace & Defense — 1.60%
5	Aerojet Rocketdyne Holdings, Inc. (a)	$—
1	Aerovironment, Inc. (a)	—
1,589	Astronics Corp. (a)	50
6,079	Cubic Corp.	321
7,246	Curtiss-Wright Corp.	662
141	Ducommun, Inc. (a)	4
4,939	Esterline Technologies Corp. (a)	425
3,540	Mercury Systems, Inc. (a)	138
1	Moog, Inc., Class – A (a)	—
26	National Presto Industries, Inc.	3
1	Sparton Corp. (a)	—
11	TASER International, Inc. (a)	—
2	Teledyne Technologies, Inc. (a)	—
66	Triumph Group, Inc.	2
1	Vectrus, Inc. (a)	—
7,355	Wesco Aircraft Holdings, Inc. (a)	84

		1,689

	Air Freight & Logistics — 0.18%
4	Echo Global Logistics, Inc. (a)	—
5	Forward Air Corp.	—
6	Hub Group, Inc., Class – A (a)	—
3	Radiant Logistics, Inc. (a)	—
3,892	XPO Logistics, Inc. (a)	187

		187

	Airlines — 2.51%
2	Allegiant Travel Co.	—
4,941	American Airlines Group, Inc.	209
27	Copa Holdings SA, Class – A	3
2,285	Hawaiian Holdings, Inc. (a)	106
13,252	JetBlue Airways Corp. (a)	273
23,003	United Continental Holdings, Inc. (a)	1,626
31,575	Volaris Aviation Holding Co., ADR (a)	440

		2,657

	Auto Components — 1.28%
14	American Axle & Manufacturing Holdings, Inc. (a)	—
64	Cooper Tire & Rubber Co.	3
2	Cooper-Standard Holding, Inc. (a)	—
12,612	Dana Holding Corp.	245
5	Dorman Products, Inc. (a)	—
3	Fox Factory Holding Corp. (a)	—
7	Gentherm, Inc. (a)	—
3	Horizon Global Corp. (a)	—
4	LCI Industries	—
131	Metaldyne Performance Group, Inc.	3
7,786	Modine Manufacturing Co. (a)	95
4	Motorcar Parts of America, Inc. (a)	—
13,200	Spartan Motors, Inc.	106
2	Standard Motor Products, Inc.	—
6,790	Stoneridge, Inc. (a)	123
3,500	Strattec Security Corp.	97
7,569	Tenneco, Inc.	473
90	Tower International, Inc.	2
1	Unique Fabricating, Inc.	—
2,144	Visteon Corp. (a)	210
2	Workhorse Group, Inc. (a)	—

		1,357

Shares	Security Description	Value (000)
	Automobiles — 0.06%
2,145	Winnebago Industries, Inc.	$63

	Banks — 6.97%
52	1st Source, Inc.	2
66	American National Bankshares, Inc.	2
4	Ameris BanCorp	—
11,900	Associated Banc-Corp.	290
1	Atlantic Capital Bancshares, Inc. (a)	—
7	Banc of California, Inc.	—
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
16	Bank of the Ozarks, Inc.	1
16,930	BankUnited, Inc.	632
12,180	Banner Corp.	679
1	BNC Bancorp	—
38	C&F Financial Corp.	2
2	Capital Bank Financial Corp., Class – A	—
4	Chemical Financial Corp.	—
56	Chemung Financial Corp.	2
92	CNB Financial Corp.	2
16,887	Columbia Banking System, Inc.	659
48	Community Trust Bancorp, Inc.	2
1	County Bancorp, Inc.	—
7,165	Cullen/Frost Bankers, Inc.	637
2	Customers BanCorp, Inc. (a)	—
10,530	CVB Financial Corp.	233
4	Eagle BanCorp, Inc. (a)	—
104	Fidelity Southern Corp.	2
65	Financial Institutions, Inc.	2
95	First Bancorp	3
73	First Business Financial Services, Inc.	2
7	First Citizens BancShares, Inc., Class – A	2
77	First Community Bancshares, Inc.	2
3	First Connecticut BanCorp, Inc.	—
8	First Financial Bankshares, Inc.	—
46	First Financial Corp.	2
2	First Foundation, Inc. (a)	—
61	First Interstate BancSystem, Inc., Class – A	2
5,875	First Midwest BanCorp, Inc.	139
89	First NBC Bank Holding Co. (a)	—
46	Great Southern Bancorp, Inc.	2
63	Hancock Holding Co.	3
48	Heartland Financial USA, Inc.	2
8,206	Home Bancshares, Inc.	222
11,681	Hope BanCorp, Inc.	224
99	Horizon Bancorp	3
144	Huntington Bancshares, Inc.	2
116	Independent Bank Corp.	2
63	International Bancshares Corp.	2
49,290	Investors Bancorp, Inc.	710
114	KeyCorp	2
148	Lakeland Bancorp, Inc.	3
4	Live Oak Bancshares, Inc.	—
77	MainSource Financial Group, Inc.	3
2,800	MB Financial, Inc.	120
58	Midwestone Financial Group, Inc.	2
4	National Bank Holdings Corp., Class – A	—
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	2
133	Old National Bancorp	2
2	Opus Bank	—
2	Pacific Premier Bancorp, Inc. (a)	—
18,566	PacWest Bancorp	990

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Banks (continued)
2	Park Sterling Corp.	$—
79	Peoples Bancorp, Inc.	3
1	Pinnacle Financial Partners, Inc.	—
7,793	Popular, Inc.	318
113	Premier Financial BanCorp	2
8	ServisFirst Bancshares, Inc.	—
102	Sierra Bancorp	3
1,246	Signature Bank (a)	185
4,531	Synovus Financial Corp.	186
7,709	TCF Financial Corp.	131
1	Texas Capital Bancshares, Inc. (a)	—
5,820	TriCo Bancshares	207
101	Triumph Bancorp, Inc. (a)	3
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
1	Union Bankshares, Inc.	—
14,689	Webster Financial Corp.	736

7,377

Beverages — 0.00%
1	Coca-Cola Bottling Co. Consolidated	—
2	MGP Ingredients, Inc.	—
2	National Beverage Corp.	—
3	Primo Water Corp. (a)	—
2	The Boston Beer Co., Inc., Class – A (a)	1

1

Biotechnology — 2.14%
5	Acceleron Pharma, Inc. (a)	—
19	Achillion Pharmaceuticals, Inc. (a)	—
106	Acorda Therapeutics, Inc. (a)	2
1	Adamas Pharmaceuticals, Inc. (a)	—
5	Aduro Biotech, Inc. (a)	—
6	Advaxis, Inc. (a)	—
7	Aevi Genomic Medicine, Inc. (a)	—
13	Agenus, Inc. (a)	—
5	Aimmune Therapeutics, Inc. (a)	—
7	Akebia Therapeutics, Inc. (a)	—
8	Alder Biopharmaceuticals, Inc. (a)	—
280	Alkermes PLC (a)	16
4	AMAG Pharmaceuticals, Inc. (a)	—
25	Amicus Therapeutics, Inc. (a)	—
7	Anavex Life Sciences Corp. (a)	—
5	Anthera Pharmaceuticals, Inc. (a)	—
1	Applied Genetic Technologies Corp. (a)	—
43	Aptevo Therapeutics, Inc. (a)	—
2	Ardelyx, Inc. (a)	—
41	Arena Pharmaceuticals, Inc. (a)	—
15	Array BioPharma, Inc. (a)	—
8	Arrowhead Pharmaceuticals, Inc. (a)	—
1	Asterias Biotherapeutics, Inc. (a)	—
2	Atara Biotherapeutics, Inc. (a)	—
9	Athersys, Inc. (a)	—
1	AveXis, Inc. (a)	—
3	Axovant Sciences Ltd. (a)	—
4	Bellicum Pharmaceuticals, Inc. (a)	—
11	BioCryst Pharmaceuticals, Inc. (a)	—
1	BioSpecifics Technologies Corp. (a)	—
15	BioTime, Inc. (a)	—
1,691	Bluebird Bio, Inc. (a)	155
4	Blueprint Medicines Corp. (a)	—
2	Cara Therapeutics, Inc. (a)	—
12,781	Celldex Therapeutics, Inc. (a)	46

Shares	Security Description	Value (000)
Biotechnology (continued)
3	Cellular Biomedicine Group, Inc. (a)	$—
4	ChemoCentryx, Inc. (a)	—
1	Cidara Therapeutics, Inc. (a)	—
6	Clovis Oncology, Inc. (a)	—
5	Coherus Biosciences, Inc. (a)	—
2	Concert Pharmaceuticals, Inc. (a)	—
20	Curis, Inc. (a)	—
7	Cytokinetics, Inc. (a)	—
5	CytomX Therapeutics, Inc. (a)	—
7	CytRx Corp. (a)	—
6	Dynavax Technologies Corp. (a)	—
2	Eagle Pharmaceuticals, Inc. (a)	—
1	Editas Medicine, Inc. (a)	—
1	Eiger Biopharmaceuticals, Inc. (a)	—
88	Emergent BioSolutions, Inc. (a)	3
5	Epizyme, Inc. (a)	—
4,326	Exact Sciences Corp. (a)	102
25	Exelixis, Inc. (a)	1
11	Fibrogen, Inc. (a)	—
2	Five Prime Therapeutics, Inc. (a)	—
5	Flexion Therapeutics, Inc. (a)	—
17	Fortress Biotech, Inc. (a)	—
2	Foundation Medicine, Inc. (a)	—
1	Galena Biopharma, Inc. (a)	—
5	Genomic Health, Inc. (a)	—
26	Geron Corp. (a)	—
3	Global Blood Therapeutics, Inc. (a)	—
21	Halozyme Therapeutics, Inc. (a)	—
7	Heron Therapeutics, Inc. (a)	—
22	Idera Pharmaceuticals, Inc. (a)	—
1	Ignyta, Inc. (a)	—
1	Immune Design Corp. (a)	—
18	ImmunoGen, Inc. (a)	—
16	Immunomedics, Inc. (a)	—
6	Infinity Pharmaceuticals, Inc. (a)	—
2	Inotek Pharmaceuticals Corp. (a)	—
12	Inovio Pharmaceuticals, Inc. (a)	—
12	Insmed, Inc. (a)	—
3	Insys Therapeutics, Inc. (a)	—
1	Intellia Therapeutics, Inc. (a)	—
6,200	Intrexon Corp. ^(a)	123
5	Invitae Corp. (a)	—
3,200	Ionis Pharmaceuticals, Inc. (a)	129
25	Ironwood Pharmaceuticals, Inc. (a)	—
3	Karyopharm Therapeutics, Inc. (a)	—
14	Keryx Biopharmaceuticals, Inc. (a)	—
39,700	Kindred Biosciences, Inc. (a)	281
1,708	Kite Pharma, Inc. (a)	135
3	La Jolla Pharmaceutical Co. (a)	—
4,015	Lexicon Pharmaceuticals, Inc. (a)	58
3	Ligand Pharmaceuticals, Inc., Class – B (a)	—
9	Lion Biotechnologies, Inc. (a)	—
1,475	Loxo Oncology, Inc. (a)	62
6	MacroGenics, Inc. (a)	—
11	MannKind Corp. (a)	—
4	MediciNova, Inc. (a)	—
14	Merrimack Pharmaceuticals, Inc. (a)	—
23	MiMedx Group, Inc. (a)	—
4	Minerva Neurosciences, Inc. (a)	—
1	Mirati Therapeutics, Inc. (a)	—
8	Momenta Pharmaceuticals, Inc. (a)	—
9,943	Myriad Genetics, Inc. (a)	192
5	Natera, Inc. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
3,386	Neurocrine Biosciences, Inc. (a)	$148
3	NewLink Genetics Corp. (a)	—
45	Novavax, Inc. (a)	—
5	OncoMed Pharmaceuticals, Inc. (a)	—
5	Ophthotech Corp. (a)	—
15	Organovo Holdings, Inc. (a)	—
3	OvaScience, Inc. (a)	—
769	PDL BioPharma, Inc.	2
2	Pfenex, Inc. (a)	—
8	Pharmathene, Inc.	—
8	Portola Pharmaceuticals, Inc. (a)	—
12	Progenics Pharmaceuticals, Inc. (a)	—
1	Protagonist Therapeutics, Inc. (a)	—
1	Proteostasis Therapeutics, Inc. (a)	—
6	Prothena Corp. PLC (a)	—
5	Puma Biotechnology, Inc. (a)	—
6	Radius Health, Inc. (a)	—
4	Regulus Therapeutics, Inc. (a)	—
6,747	Repligen Corp. (a)	238
19	Rigel Pharmaceuticals, Inc. (a)	—
1,315	Sage Therapeutics, Inc. (a)	93
6,000	Sangamo BioSciences, Inc. (a)	31
9	Sarepta Therapeutics, Inc. (a)	—
1,765	Seattle Genetics, Inc. (a)	111
3	Seres Therapeutics, Inc. (a)	—
4	Sorrento Therapeutics, Inc. (a)	—
3	Spark Therapeutics, Inc. (a)	—
2	Spectrum Pharmaceuticals, Inc. (a)	—
32	Synergy Pharmaceuticals, Inc. (a)	—
10	Synthetic Biologics, Inc. (a)	—
1	T2 Biosystems, Inc. (a)	—
1,107	Tesaro, Inc. (a)	171
8	TG Therapeutics, Inc. (a)	—
1	Tokai Pharmaceuticals, Inc. (a)	—
6	Trevena, Inc. (a)	—
3	Trovagene, Inc. (a)	—
2,354	Ultragenyx Pharmaceutical, Inc. (a)	161
6	Vanda Pharmaceuticals, Inc. (a)	—
2	Veracyte, Inc. (a)	—
2	Vital Therapies, Inc. (a)	—
3	XBiotech, Inc. (a)	—
6	Xencor, Inc. (a)	—
25	ZIOPHARM Oncology, Inc. (a)	—

2,260

Building Products — 1.89%
8	AAON, Inc.	—
8	Advanced Drainage Systems, Inc.	—
2	American Woodmark Corp. (a)	—
6	Apogee Enterprises, Inc.	—
3,070	Armstrong World Industries, Inc. (a)	141
15	Builders FirstSource, Inc. (a)	—
7,024	CaesarStone Sdot Yam Ltd. (a)	255
6	Continental Building Products, Inc. (a)	—
7,576	Gibraltar Industries, Inc. (a)	313
3	Griffon Corp.	—
3	Insteel Industries, Inc.	—
7,260	Jeld-Wen Holding, Inc. (a)	238
4,367	Masonite International Corp. (a)	346
4	NCI Building Systems, Inc. (a)	—
3	Patrick Industries, Inc. (a)	—
11	PGT, Inc. (a)	—
4,678	Ply Gem Holdings, Inc. (a)	92

Shares	Security Description	Value (000)
	Building Products (continued)
7	Simpson Manufacturing Co., Inc.	$—
3,545	Trex Co., Inc. (a)	247
3,669	Universal Forest Products, Inc.	363

		1,995

	Capital Markets — 1.86%
7,609	Artisan Partners Asset Management, Inc., Class – A	210
39	BGC Partners, Inc., Class – A	—
12,500	Capital Southwest Corp.	212
3	Cohen & Steers, Inc.	—
23,975	Cowen Group, Inc., Class – A (a)	359
1	Diamond Hill Investment Group	—
11	Donnelley Financial Solutions, Inc. (a)	—
5,234	E*Trade Financial Corp. (a)	183
1,388	Evercore Partners, Inc., Class – A	108
1	Fifth Street Asset Management, Inc.	—
10	Financial Engines, Inc.	—
247	Gain Capital Holdings, Inc.	2
1	GAMCO Investors, Inc., Class – A	—
5,932	Greenhill & Co., Inc.	174
79	Houlihan Lokey, Inc.	3
1	Investment Technology Group, Inc.	—
4	Ladenburg Thalmann Financial Services, Inc. (a)	—
2,719	LPL Financial Holdings, Inc.	108
176	Manning & Napier, Inc.	1
1	Medley Management, Inc., Class – A	—
4	Moelis & Co., Class – A	—
5	OM Asset Management PLC	—
2	Pzena Investment Management, Inc.	—
3,911	Raymond James Financial, Inc.	299
8,600	Safeguard Scientifics, Inc. (a)	109
3,984	Stifel Financial Corp. (a)	200
4	Virtu Financial, Inc., Class – A	—
1	Waddell & Reed Financial, Inc., Class – A	—
2	Westwood Holdings Group, Inc.	—
20	WisdomTree Investments, Inc.	—

		1,968

	Chemicals — 2.79%
97	A. Schulman, Inc.	3
2,731	Albemarle Corp.	289
1,793	Balchem Corp.	148
48	Cabot Corp.	3
1	Chase Corp.	—
6	Chemtura Corp. (a)	—
4	Codexis, Inc. (a)	—
13	Ferro Corp. (a)	—
8,699	Flotek Industries, Inc. (a)	111
5,838	FMC Corp.	407
7,135	FutureFuel Corp.	101
10	GCP Applied Technologies (a)	—
9	H.B. Fuller Co.	—
172	Huntsman Corp.	4
6	Ingevity Corp. (a)	—
1,972	Innophos Holdings, Inc.	106
1	KMG Chemicals, Inc.	—
3	Koppers Holdings, Inc. (a)	—
13,172	Kraton Performance Polymers, Inc. (a)	408
4	Minerals Technologies, Inc.	—
769	NewMarket Corp.	350
4	Omnova Solutions, Inc. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
6,825	Platform Specialty Products Corp. (a)	$89
5,365	PolyOne Corp.	183
2	Quaker Chemical Corp.	—
3	Rayonier Advanced Materials, Inc.	—
4,468	Sensient Technologies Corp.	355
44	Stepan Co.	3
973	The Chemours Co.	37
3	Trecora Resources (a)	—
52	Trinseo SA	3
18,659	Tronox Ltd., Class – A	344
1	Valhi, Inc.	—
59	Westlake Chemical Corp.	4

		2,948

	Commercial Services & Supplies — 1.18%
5,080	ABM Industries, Inc.	222
157	ACCO Brands Corp. (a)	2
3	Advanced Disposal Services, Inc. (a)	—
608	Aqua Metals, Inc. (a)	12
19,247	ARC Document Solutions, Inc. (a)	66
6	Brady Corp., Class – A	—
9	Deluxe Corp.	1
93	Ennis, Inc.	2
16,107	Essendant, Inc.	245
13	Healthcare Services Group, Inc.	1
10	Herman Miller, Inc.	—
8	HNI Corp.	—
5	InnerWorkings, Inc. (a)	—
7,749	Interface, Inc.	148
2,903	KAR Auction Services, Inc.	127
6	Kimball International, Inc., Class – B	—
8	Knoll, Inc.	—
11	LSC Communications, Inc.	—
6	Matthews International Corp., Class – A	—
55	McGrath RentCorp	2
6	Mobile Mini, Inc.	—
4	MSA Safety, Inc.	—
3,042	Multi-Color Corp.	216
67	Quad Graphics, Inc.	2
31	RR Donnelley & Sons Co.	—
3	SP Plus Corp. (a)	—
135	Steelcase, Inc., Class – A	2
7,122	Team, Inc. (a)	193
2	Tetra Tech, Inc.	—
9	The Brink’s Co.	—
15	UniFirst Corp.	2
5	US Ecology, Inc.	—
2	Viad Corp.	—
48	VSE Corp.	2
80	West Corp.	2

		1,247

	Communications Equipment — 0.76%
1	Acacia Communications, Inc. (a)	—
4	ADTRAN, Inc.	—
3	Aerohive Networks, Inc. (a)	—
83	BEL Fuse, Inc., Class – B	2
119	Black Box Corp.	1
7	CalAmp Corp. (a)	—
25	Ciena Corp. (a)	1
5	Clearfield, Inc. (a)	—
129	Comtech Telecommunications Corp.	2
5,300	Digi International, Inc. (a)	63

Shares	Security Description	Value (000)
	Communications Equipment (continued)
43	EchoStar Corp., Class – A (a)	$2
21	Extreme Networks, Inc. (a)	—
14,250	Infinera Corp. (a)	146
6	InterDigital, Inc.	1
9	Lumentum Holdings, Inc. (a)	—
3	NETGEAR, Inc. (a)	—
16,122	Oclaro, Inc. (a)	158
30,500	PC-Telephone, Inc.	218
7	Plantronics, Inc.	—
722	Quantenna Communications, Inc. (a)	15
32,037	ShoreTel, Inc. (a)	197
5	Ubiquiti Networks, Inc. (a)	—
8	ViaSat, Inc. (a)	1

		807

	Construction & Engineering — 1.96%
2	Argan, Inc.	—
6	Comfort Systems USA, Inc.	—
910	Dycom Industries, Inc. (a)	85
2	EMCOR Group, Inc.	—
3,861	Granite Construction, Inc.	194
1	Great Lakes Dredge & Dock Co. (a)	—
9,268	KBR, Inc.	139
17,781	MasTec, Inc. (a)	713
107	MYR Group, Inc. (a)	4
1	NV5 Holdings, Inc. (a)	—
6	Primoris Services Corp.	—
16,491	Tutor Perini Corp. (a)	525
2,672	Valmont Industries, Inc.	415

		2,075

	Construction Materials — 0.69%
3,536	Eagle Materials, Inc., Class – A	344
2	Forterra, Inc. (a)	—
14	Headwaters, Inc. (a)	—
1,079	Martin Marietta Materials, Inc.	235
6,228	Summit Materials, Inc., Class – A (a)	154
2	U.S. Concrete, Inc. (a)	—

		733

	Consumer Finance — 0.35%
68	Encore Capital Group, Inc. (a)	2
6	Firstcash, Inc.	—
10,774	Green Dot Corp., Class – A (a)	360
26	LendingClub Corp. (a)	—
43	Nelnet, Inc., Class – A	2
147	Santander Consumer USA Holdings, Inc. (a)	2

		366

	Containers & Packaging — 1.38%
6,711	AptarGroup, Inc.	517
15,114	Berry Plastics Group, Inc. (a)	734
15,607	Graphic Packaging Holding Co.	201
51	Greif, Inc.	3
68	Greif, Inc., Class – A	4
3	Multi Packaging Solutions International Ltd. (a)	—
3	Myers Industries, Inc.	—

		1,459

	Distributors — 0.00%
8	Core-Mark Holding Co., Inc.	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services — 0.68%
67	American Public Education, Inc. (a)	$2
6,295	Bright Horizons Family Solutions, Inc. (a)	457
41	Capella Education Co.	3
27,983	Career Education Corp. (a)	243
2	Carriage Services, Inc.	—
4	Chegg, Inc. (a)	—
1	Collectors Universe, Inc.	—
88	DeVry Education Group, Inc.	3
4	Graham Holdings Co.	2
9	Grand Canyon Education, Inc. (a)	1
11	Houghton Mifflin Harcourt Co. (a)	—
140	Liberty Tax, Inc.	2
5	Sotheby’s (a)	—
45	Strayer Education, Inc.	4
3	Weight Watchers International, Inc. (a)	—

		717

	Diversified Financial Services — 0.27%
10,811	Leucadia National Corp.	281

99	Marlin Business Services Corp.	3

		284
	Diversified Telecommunication Services — 0.99%
13,439	Cogent Communications Group, Inc.	580
6	Consolidated Communications Holdings, Inc.	—
83	FairPoint Communications, Inc. (a)	1
5	General Communication, Inc., Class – A (a)	—
29	Globalstar, Inc. (a)	—
57	Hawaiian Telcom Holdco, Inc. (a)	1
83	IDT Corp.	1
136	Iridium Communications, Inc. (a)	1
3	Lumos Networks Corp. (a)	—
45,208	ORBCOMM, Inc. (a)	432
2	Straight Path Communications, Inc., Class – B (a)	—
4,638	Vonage Holdings Corp. (a)	29
260	Windstream Holdings, Inc.	1

		1,046

	Electric Utilities — 0.02%
124	Hawaiian Electric Industries, Inc.	4
3	MGE Energy, Inc.	—
117	PNM Resources, Inc.	4
91	Portland General Electric Co.	4
148	Spark Energy, Inc., Class – A ^	5

		17

	Electrical Equipment — 1.44%
1	Allied Motion Technologies, Inc.	—
4,895	AZZ, Inc.	291
3,255	Encore Wire Corp.	150
2	Energous Corp. (a)	—
4,855	EnerSys	383
8,084	Generac Holdings, Inc. (a)	301
8,783	General Cable Corp.	158
11,792	LSI Industries, Inc.	119
59,300	Orion Energy Systems, Inc. (a)	117
13	Plug Power, Inc. (a)	—
1	Power Solutions International, Inc. (a)	—
47	Regal-Beloit Corp.	4
6	Vicor Corp. (a)	—

		1,523

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components — 6.24%
2,357	Anixter International, Inc. (a)	$187
121	AVX Corp.	2
5	Badger Meter, Inc.	—
8,271	Belden, Inc.	572
75	Benchmark Electronics, Inc. (a)	2
2,134	Coherent, Inc. (a)	439
15,979	Control4 Corp. (a)	252
34	Dolby Laboratories, Inc., Class – A	2
12,700	Electro Scientific Industries, Inc. (a)	89
21	ePlus, Inc. (a)	3
6	Fabrinet (a)	—
1	FARO Technologies, Inc. (a)	—
23,377	Flextronics International Ltd. (a)	393
11,015	II-VI, Inc. (a)	397
4,348	Insight Enterprises, Inc. (a)	179
2,325	IPG Photonics Corp. (a)	281
7,798	Itron, Inc. (a)	473
13,596	Jabil Circuit, Inc.	393
131	Kimball Electronics, Inc. (a)	2
4,500	Littelfuse, Inc.	720
1	Mesa Laboratories, Inc.	—
54	Methode Electronics, Inc.	2
3	MTS Systems Corp.	—
1	Novanta, Inc. (a)	—
5,900	Orbotech Ltd. (a)	190
64	PC Connection, Inc.	2
37	Plexus Corp. (a)	2
4	Radisys Corp. (a)	—
4,358	Rogers Corp. (a)	374
59	Sanmina Corp. (a)	2
6,659	ScanSource, Inc. (a)	261
1,777	SYNNEX Corp.	199
22	Tech Data Corp. (a)	2
5,519	Trimble Navigation Ltd. (a)	177
240	TTM Technologies, Inc. (a)	4
9,071	Universal Display Corp.	782
11,796	VeriFone Systems, Inc. (a)	221
135	Vishay Intertechnology, Inc.	2

		6,606

	Energy Equipment & Services — 1.21%
13,500	Bristow Group, Inc.	205
7,340	CARBO Ceramics, Inc. (a)	96
53	Diamond Offshore Drilling, Inc. (a)	1
1,641	Dril-Quip, Inc. (a)	90
97	Exterran Corp. (a)	3
13,400	Gulf Island Fabrication, Inc.	155
19,600	Mitcham Industries, Inc. (a)	96
6,070	Oil States International, Inc. (a)	201
67	PHI, Inc. (a)	1
2	RigNet, Inc. (a)	—
30,340	Superior Energy Services, Inc. (a)	432
10	TETRA Technologies, Inc. (a)	—
13	US Silica Holdings, Inc.	1

		1,281

	Equity Real Estate Investment Trusts — 2.39%
17,233	Acadia Realty Trust	519
2	American Assets Trust, Inc.	—
6	Armada Hoffler Properties, Inc.	—
552	Ashford Hospitality Trust	4
13	CareTrust REIT, Inc.	—
283	CBL & Associates Properties, Inc.	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
343	Cedar Realty Trust, Inc.	$2
3	Chesapeake Lodging Trust	—
4	City Office REIT, Inc.	—
522	Colony Northstar, Inc.	7
2,892	Coresite Realty Corp.	260
3,859	DiamondRock Hospitality Co.	43
13	DuPont Fabros Technology, Inc.	1
3,537	EastGroup Properties, Inc.	260
2	Education Realty Trust, Inc.	—
18,890	Equity Commonwealth (a)	591
502	FelCor Lodging Trust, Inc.	4
4	First Industrial Realty Trust, Inc.	—
276	First Potomac Realty Trust	3
5,709	Four Corners Property Trust, Inc.	130
3	Gramercy Property Trust	—
30,024	Investors Real Estate Trust	178
12	iStar, Inc. (a)	—
14,340	LaSalle Hotel Properties	416
252	Lexington Realty Trust	3
5	LTC Properties, Inc.	—
18	Medical Properties Trust, Inc.	—
3,673	MGM Growth Properties LLC, Class – A	99
2	Monmouth Real Estate Investment Corp., Class – A	—
7	National Health Investors, Inc.	1
3	National Storage Affiliates	—
119	Pennsylvania Real Estate Investment Trust	2
12	Physicians Realty Trust	—
7	Potlatch Corp.	—
28	PS Business Parks, Inc.	3
8	QTS Realty Trust, Inc., Class – L	—
846	RAIT Financial Trust	3
13	Retail Opportunity Investments Corp.	—
5	Rexford Industrial Realty	—
8	Ryman Hospitality Properties, Inc.	—
1	Sabra Healthcare REIT, Inc.	—
2	Saul Centers, Inc.	—
15	STAG Industrial, Inc.	—
2	Terreno Realty Corp.	—
3	The Geo Group, Inc.	—
2	UMH Properties, Inc.	—
3	Universal Health Realty Income Trust	—
16	Urban Edge Properties	—
5	Urstadt Biddle Properties, Inc., Class – A	—
219	Washington Prime Group, Inc.	2
4	Washington Real Estate Investment Trust	—

		2,534

	Food & Staples Retailing — 0.40%
3,692	Casey’s General Stores, Inc.	414
2	Chefs’ Warehouse Holdings LLC (a)	—
37	Ingles Markets, Inc., Class – A	2
6	Performance Food Group Co. (a)	—
4	PriceSmart, Inc.	—
2	Smart & Final Stores, Inc. (a)	—
46	SpartanNash Co.	2
48	Village Super Market, Inc., Class – A	1

		419

	Food Products — 0.65%
2	Advancepierre Foods Holdings, Inc.	—
4,478	Amplify Snack Brands, Inc. ^(a)	38
11	B&G Foods, Inc., Class – A	—

Shares	Security Description	Value (000)
	Food Products (continued)
3	Calavo Growers, Inc.	$—
46	Cal-Maine Foods, Inc.	2
5,003	Darling Ingredients, Inc. (a)	73
107	Dean Foods Co.	2
1	Farmer Brothers Co. (a)	—
33	Fresh Del Monte Produce, Inc.	2
3	Freshpet, Inc. (a)	—
3	Inventure Foods, Inc. (a)	—
3,423	J&J Snack Foods Corp.	464
39	John B. Sanfilippo & Son, Inc.	3
3	Lancaster Colony Corp.	—
8,501	Landec Corp. (a)	102
1	Lifeway Foods, Inc. (a)	—
2	Limoneira Co.	—
90	Omega Protein Corp.	2
21	Sanderson Farms, Inc.	2
3	Tootsie Roll Industries, Inc.	—

		690

	Gas Utilities — 0.70%
1	New Jersey Resources Corp.	—
53	Southwest Gas Corp.	4
14,817	UGI Corp.	732

		736

	Health Care Equipment & Supplies — 5.98%
4	Abaxis, Inc.	—
2,899	Abiomed, Inc. (a)	363
14	Accuray, Inc. (a)	—
2	Anika Therapeutics, Inc. (a)	—
4	AtriCure, Inc. (a)	—
2	Avinger, Inc. (a)	—
3	AxoGen, Inc. (a)	—
5,276	Cantel Medical Corp.	423
9,955	Cardiovascular Systems, Inc. (a)	281
14	Cerus Corp. (a)	—
4,360	ConforMIS, Inc. ^(a)	23
3	Corindus Vascular Robotics, Inc., Class – I (a)	—
4	CryoLife, Inc. (a)	—
3	Cutera, Inc. (a)	—
4,531	DexCom, Inc. (a)	384
3,208	Edwards Lifesciences Corp. (a)	302
18	Endologix, Inc. (a)	—
5,636	Entellus Medical, Inc. (a)	78
69	Exactech, Inc. (a)	2
8	GenMark Diagnostics, Inc. (a)	—
8,202	Glaukos Corp. (a)	421
13	Globus Medical, Inc., Class – A (a)	—
56	Halyard Health, Inc. (a)	2
2	ICU Medical, Inc. (a)	—
3	Inogen, Inc. (a)	—
13,476	Insulet Corp. (a)	581
6,411	Integra LifeSciences Holdings Corp. (a)	270
4	InVivo Therapeutics Holdings Corp. (a)	—
1	IRIDEX Corp. (a)	—
7,367	K2M Group Holdings, Inc. (a)	151
2	LeMaitre Vascular, Inc.	—
8	Masimo Corp. (a)	1
6	Meridian Bioscience, Inc.	—
4	Merit Medical Systems, Inc. (a)	—
6	Natus Medical, Inc. (a)	—
3,056	Neogen Corp. (a)	200

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
5,107	Nevro Corp. (a)	$479
9	Novocure Ltd. (a)	—
9	NuVasive, Inc. (a)	1
11,604	NxStage Medical, Inc. (a)	311
9	OraSure Technologies, Inc. (a)	—
3	Orthofix International NV (a)	—
3	Oxford Immunotec Global PLC (a)	—
3,654	Penumbra, Inc. (a)	305
4	Quidel Corp. (a)	—
6	Rockwell Medical Technologies, Inc. (a)	—
488	RTI Surgical, Inc. (a)	2
2	Second Sight Medical Products, Inc. (a)	—
4	Senseonics Holdings, Inc. (a)	—
6	STAAR Surgical Co. (a)	—
5,567	STERIS PLC	387
2	SurModics, Inc. (a)	—
59,156	Tandem Diabetes Care, Inc. (a)	71
3,078	The Cooper Companies, Inc.	616
7	The Spectranetics Corp. (a)	—
1	Utah Medical Products, Inc.	—
8,235	West Pharmaceutical Services, Inc.	673
6	Zeltiq Aesthetics, Inc. (a)	—

		6,327

	Health Care Providers & Services — 1.55%
1	AAC Holdings, Inc. (a)	—
6,673	Acadia Healthcare Co., Inc. (a)	291
76	Aceto Corp.	1
2	Adeptus Health, Inc., Class – A (a)	—
57	Air Methods Corp. (a)	2
44	Almost Family, Inc. (a)	2
5	Amedisys, Inc. (a)	—
1	American Renal Associates Holdings, Inc. (a)	—
9	AMN Healthcare Services, Inc. (a)	—
6	Biotelemetry, Inc. (a)	—
4	Capital Senior Living Corp. (a)	—
16	Chemed Corp.	3
2	Civitas Solutions, Inc. (a)	—
2	CorVel Corp. (a)	—
5	Cross Country Healthcare, Inc. (a)	—
20,060	Diplomat Pharmacy, Inc. (a)	321
2	Genesis Healthcare, Inc. (a)	—
2,508	HealthEquity, Inc. (a)	106
63	HealthSouth Corp.	3
154	Kindred Healthcare, Inc.	1
3	Landauer, Inc.	—
41	LHC Group, Inc. (a)	2
5,170	LifePoint Hospitals, Inc. (a)	340
30	Magellan Health Services, Inc. (a)	2
42	Molina Heathcare, Inc. (a)	2
29	National Healthcare Corp.	2
1	National Research Corp., Class – A	—
4	Nobilis Health Corp. (a)	—
7,821	Owens & Minor, Inc.	271
73	PharMerica Corp. (a)	2
41	Providence Service Corp. (a)	2
4	Quorum Health Corp. (a)	—
5	RadNet, Inc. (a)	—
171	Select Medical Holdings Corp. (a)	2
3,048	Surgery Partners, Inc. (a)	59
1,712	Teladoc, Inc. (a)	43
63	Tenet Healthcare Corp. (a)	1

Shares	Security Description	Value (000)
	Health Care Providers & Services (continued)
94	The Ensign Group, Inc.	$2
10,026	Triple-S Management Corp., Class – A (a)	176
2	U.S. Physical Therapy, Inc.	—
9	UnitedHealth Group, Inc.	1

		1,637

	Health Care Technology — 0.18%
4	Castlight Health, Inc., Class – B (a)	—
2	Computer Programs & Systems, Inc.	—
2	Cotiviti Holdings, Inc. (a)	—
5	HealthStream, Inc. (a)	—
15	HMS Holdings Corp. (a)	—
92	Inovalon Holdings, Inc., Class – A (a)	1
10	Medidata Solutions, Inc. (a)	1
4,701	Omnicell, Inc. (a)	192
9	Quality Systems, Inc. (a)	—
2	Vocera Communications, Inc. (a)	—

		194

	Hotels, Restaurants & Leisure — 2.52%
14,577	Arcos Dorados Holdings, Inc. (a)	117
10,407	Belmond Ltd. (a)	126
4	BJ’s Restaurant, Inc. (a)	—
127	Bloomin’ Brands, Inc.	3
4	Bob Evans Farms, Inc.	—
1	Bojangles’, Inc. (a)	—
16	Boyd Gaming Corp. (a)	—
2,270	Buffalo Wild Wings, Inc. (a)	348
10	Carrols Restaurant Group, Inc. (a)	—
42,900	Century Casinos, Inc. (a)	324
2	Churchill Downs, Inc.	—
4	Chuy’s Holdings, Inc. (a)	—
10	ClubCorp Holdings, Inc.	—
3	Cracker Barrel Old Country Store, Inc.	—
5,516	Dave & Buster’s Entertainment, Inc. (a)	337
8	Denny’s Corp. (a)	—
3	DineEquity, Inc.	—
4	Eldorado Resorts, Inc. (a)	—
4	Fiesta Restaurant Group, Inc. (a)	—
7	ILG, Inc.	—
114	International Game Technology PLC	3
2,154	International Speedway Corp., Class – A	80
4	Isle of Capri Casino (a)	—
620	Jack in the Box, Inc.	63
2	Jamba, Inc. (a)	—
1	Kona Grill, Inc. (a)	—
10	La Quinta Holdings, Inc. (a)	—
2	Lindblad Expeditions Holdings, Inc. (a)	—
88	Marcus Corp.	3
1	Marriott Vacations Worldwide Corp.	—
1	Nathan’s Famous, Inc. (a)	—
1	Noodles & Co. (a)	—
5	Papa John’s International, Inc.	—
12	Penn National Gaming, Inc. (a)	—
184	Pinnacle Entertainment, Inc. (a)	4
6,277	Planet Fitness, Inc., Class – A	121
3	Potbelly Corp. (a)	—
40	Red Robin Gourmet Burgers, Inc. (a)	2
4	Red Rock Resorts, Inc., Class – A	—
5	Ruth’s Hospitality Group, Inc.	—
9	Scientific Games Corp., Class – A (a)	—
142	SeaWorld Entertainment, Inc.	3
3	Shake Shack, Inc., Class – A (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
7	Sonic Corp.	$—
101	Speedway Motorsports, Inc.	2
12	Texas Roadhouse, Inc., Class – A	1
8	The Cheesecake Factory, Inc.	1
2	The Habit Restaurants, Inc. (a)	—
5,884	Vail Resorts, Inc.	1,130
2	Wingstop, Inc.	—
3	Zoe’s Kitchen, Inc. (a)	—

		2,668

	Household Durables — 1.21%
1	AV Homes, Inc. (a)	—
1	Bassett Furniture Industries, Inc.	—
270	Beazer Homes USA, Inc. (a)	3
1,130	Cavco Industries, Inc. (a)	132
73	CSS Industries, Inc.	2
4	Ethan Allen Interiors, Inc.	—
48	Flexsteel Industries, Inc.	2
12,400	Green Brick Partners, Inc. (a)	123
4,035	Helen of Troy Ltd. (a)	380
3	Installed Building Products, Inc. (a)	—
4,020	iRobot Corp. (a)	267
2	KB Home	—
4	La-Z-Boy, Inc.	—
3	LGI Homes, Inc. (a)	—
12,773	Libbey, Inc.	186
131	Lifetime Brands, Inc.	3
1	M/I Homes, Inc. (a)	—
2	MDC Holdings, Inc.	—
136	Taylor Morrison Home Corp., Class – A (a)	3
1	TopBuild Corp. (a)	—
1	TRI Pointe Homes, Inc. (a)	—
2,536	Universal Electronics, Inc. (a)	174
4	Zagg, Inc. (a)	—

		1,275

	Household Products — 0.00%
33	Central Garden & Pet Co. (a)	1
36	Central Garden & Pet Co., Class – A (a)	2
20	HRG Group, Inc. (a)	—
21	Oil-Dri Corporation of America	1
2	Orchids Paper Products Co.	—
3	WD-40 Co.	—

		4

	Independent Power & Renewable Electricity Producers — 0.00%
248	NRG Yield, Inc., Class – C	5
3	Ormat Technologies, Inc.	—
8	Pattern Energy Group, Inc.	—

		5

	Industrial Conglomerates — 0.00%
4	Raven Industries, Inc.	—

	Insurance — 3.27%
12,245	American Equity Investment Life Holding Co.	289
8,019	American Financial Group, Inc.	766
3	AMERISAFE, Inc.	—
11,839	Argo Group International Holdings Ltd.	803
5,207	Aspen Insurance Holdings Ltd.	271
62	Assured Guaranty Ltd.	2
5,301	Atlas Financial Holdings, Inc. (a)	72

Shares	Security Description	Value (000)
	Insurance (continued)
1	Crawford & Co.	$—
2	eHealth, Inc. (a)	—
1,495	Everest Re Group Ltd.	350
5,600	First American Financial Corp.	220
7,325	Genworth Financial, Inc., Class – A (a)	30
142	Hallmark Financial Services, Inc. (a)	2
55	HCI Group, Inc.	3
129	Heritage Insurance Holdings, Inc.	2
128	Maiden Holdings Ltd.	2
6	National General Holdings Corp.	—
8	National Western Life Group, Inc., Class – A	2
113	OneBeacon Insurance Group Ltd.	2
1	Patriot National, Inc.	—
8	Primerica, Inc.	1
6	RLI Corp.	—
9,140	Stewart Information Services Corp.	404
1	Third Point Reinsurance Ltd. (a)	—
2	Trupanion, Inc. (a)	—
2	United Insurance Holdings Corp.	—
85	Universal Insurance Holdings, Inc.	2
3,277	W.R. Berkley Corp.	231
35	WMIH Corp. (a)	—

		3,454

	Internet & Direct Marketing Retail — 0.12%
188	1-800-FLOWERS.COM, Inc., Class – A (a)	3
2	Duluth Holdings, Inc., Class – B (a)	—
20	Etsy, Inc. (a)	—
12,800	Gaia, Inc. (a)	128
6	HSN, Inc.	—
13	Liberty TripAdvisor Holdings, Inc., Class – A (a)	—
5	NutriSystem, Inc.	—
2	Overstock.com, Inc. (a)	—
4	PetMed Express, Inc.	—
6	Shutterfly, Inc. (a)	—
5	Wayfair, Inc., Class – (a)	—

		131

	Internet Software & Services — 2.75%
15,878	2U, Inc. (a)	631
2,121	Akamai Technologies, Inc. (a)	127
2	Alarm.com Holding, Inc. (a)	—
2	Amber Road, Inc. (a)	—
6	Angie’s List, Inc. (a)	—
1	AppFolio, Inc., Class – A (a)	—
238	Bankrate, Inc. (a)	2
4,436	Benefitfocus, Inc. (a)	124
156	Blucora, Inc. (a)	3
7,578	Box, Inc., Class – A (a)	124
28,663	Brightcove, Inc. (a)	255
3	Carbonite, Inc. (a)	—
2	Care.com, Inc. (a)	—
3	ChannelAdvisor Corp. (a)	—
5	Cimpress NV (a)	—
9	Cornerstone OnDemand, Inc. (a)	—
295	DHI Group, Inc. (a)	1
10	Endurance International Group Holdings, Inc. (a)	—
7	Envestnet, Inc. (a)	—
11,221	Five9, Inc. (a)	185
19,077	Gogo, Inc. ^(a)	210
15	GrubHub, Inc. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
4	GTT Communications, Inc. (a)	$—
8	Hortonworks, Inc. (a)	—
2	Instructure, Inc. (a)	—
38	j2 Global, Inc.	3
10	LivePerson, Inc. (a)	—
9	LogMeln, Inc.	1
122	Match Group, Inc. (a)	2
15	MeetMe, Inc. (a)	—
2	MINDBODY, Inc., Class – A (a)	—
10,076	New Relic, Inc. (a)	375
14	NIC, Inc.	—
6	Q2 Holdings, Inc. (a)	—
10	Quotient Technology, Inc. (a)	—
74,525	RealNetworks, Inc. (a)	361
1	Reis, Inc.	—
3	Shutterstock, Inc. (a)	—
3	SPS Commerce, Inc. (a)	—
3	Stamps.com, Inc. (a)	—
22,501	TechTarget (a)	203
10	TrueCar, Inc. (a)	—
3,754	Web.com Group, Inc. (a)	72
7	WebMD Health Corp. (a)	—
3	Xactly Corp. (a)	—
13,404	XO Group, Inc. (a)	231

		2,910

	IT Services — 1.25%
7	Acxiom Corp. (a)	—
66	Blackhawk Network Holdings, Inc. (a)	3
62	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A (a)	2
53	Cardtronics PLC (a)	2
37	Cass Information Systems, Inc.	2
80	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
52	CSG Systems International, Inc.	2
9	EPAM Systems, Inc. (a)	1
1,931	Euronet Worldwide, Inc. (a)	165
9	EVERTEC, Inc.	—
6	Exlservice Holdings, Inc. (a)	—
3	Forrester Research, Inc.	—
2,546	Global Payments, Inc.	205
4	Information Services Group, Inc. (a)	—
8,954	Jack Henry & Associates, Inc.	833
38	Leidos Holdings, Inc.	2
49	ManTech International Corp., Class – A	2
12	MAXIMUS, Inc.	1
136	NCI, Inc., Class – A (a)	2
82	NeuStar, Inc., Class – A (a)	3
92	Perficient, Inc. (a)	2
1	PFSweb, Inc. (a)	—
5	Planet Payment, Inc. (a)	—
40	Science Applications International Corp.	3
5	ServiceSource International, Inc. (a)	—
61	Sykes Enterprises, Inc. (a)	2
6	Syntel, Inc.	—
72	TeleTech Holdings, Inc.	2
140	The Hackett Group, Inc.	3
158	Travelport Worldwide Ltd.	2
7	Unisys Corp. (a)	—
2,711	Virtusa Corp. (a)	82

		1,327

Shares	Security Description	Value (000)
	Leisure Products — 0.32%
9	American Outdoor Brands Corp. (a)	$—
13,810	Callaway Golf Co.	153
245	JAKKS Pacific, Inc. (a)	1
86	Johnson Outdoors, Inc., Class – A	3
3	Malibu Boats, Inc., Class – A (a)	—
1	Marine Products Corp.	—
4	MCBC Holdings, Inc.	—
5	Nautilus, Inc. (a)	—
4	Sturm, Ruger & Co., Inc.	—
8,948	Vista Outdoor, Inc. (a)	185

		342

	Life Sciences Tools & Services — 1.00%
4	Accelerate Diagnostics, Inc. (a)	—
205	Albany Molecular Research, Inc. (a)	3
19	Bio-Rad Laboratories, Inc., Class – A (a)	4
102	Bruker Biosciences Corp.	2
8,849	Cambrex Corp. (a)	488
7	Chromadex Corp. (a)	—
9	ENZO Biochem, Inc. (a)	—
4	Fluidigm Corp. (a)	—
1,575	Illumina, Inc. (a)	269
75	INC Research Holdings, Inc., Class – A (a)	3
116	Luminex Corp.	2
3	NanoString Technologies, Inc. (a)	—
12,539	NeoGenomics, Inc. (a)	99
14	Pacific Boisciences of California, Inc. (a)	—
47	PAREXEL International Corp. (a)	3
69	PRA Health Sciences, Inc. (a)	5
6,185	Qiagen NV (a)	180
85	VWR Corp. (a)	2

		1,060

	Machinery — 3.25%
9,776	Actuant Corp., Class – A	259
49	AGCO Corp.	3
1	Albany International Corp., Class – A	—
3	Altra Holdings, Inc.	—
59	American Railcar Industries	2
2,130	Astec Industries, Inc.	131
1	Blue Bird Corp. (a)	—
109	Briggs & Stratton Corp.	2
6,568	Chart Industries, Inc. (a)	229
2,635	Columbus McKinnon Corp.	65
3	Douglas Dynamics, Inc.	—
4	Energy Recovery, Inc. (a)	—
4	ENPRO Industries, Inc.	—
7	Franklin Electric Co., Inc.	—
167	Freightcar America, Inc.	2
86	Global Brass & Copper Holdings, Inc.	3
11	Hillenbrand, Inc.	—
39	Hyster-Yale Materials Handling, Inc., Class – A	2
5,370	IDEX Corp.	503
12,250	ITT, Inc.	503
6	John Bean Technologies Corp.	1
11,045	Kornit Digital Ltd. (a)	211
5,221	Lincoln Electric Holdings, Inc.	454
2	Lindsay Corp.	—
3	Lydall, Inc. (a)	—
16,470	Meritor, Inc. (a)	283
2	Milacron Holdings Corp. (a)	—
129	Miller Industries, Inc.	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
7	Mueller Industries, Inc.	$—
27	Mueller Water Products, Inc., Class – A	—
57	Oshkosh Corp.	4
4	Proto Labs, Inc. (a)	—
5	RBC Bearings, Inc. (a)	—
15	Rexnord Corp. (a)	—
2	Standex International Corp.	—
4	Sun Hydraulics Corp.	—
4	Tennant Co.	—
7,200	Terex Corp.	226
3	The Gorman-Rupp Co.	—
87	The Greenbrier Companies, Inc.	4
88	The Timken Co.	4
13,247	TriMas Corp. (a)	276
133	Trinity Industries, Inc.	4
186	Wabash National Corp.	4
1,034	WABCO Holdings, Inc. (a)	121
5	Watts Water Technologies, Inc., Class – A	—
2,119	Woodward, Inc.	144

		3,443

	Marine — 0.20%
201	Costamare, Inc.	1
2,945	Kirby Corp. (a)	208
5	Matson, Inc.	—

		209

	Media — 0.67%
55	AMC Entertainment Holdings, Inc., Class – A	2
7	Central Eurpoean Media Enterprises Ltd. (a)	—
63	Discovery Communications, Inc., Class – A (a)	2
116	Entercom Communications Corp.	2
13	Entravision Communications Corp., Class – A	—
116	Gannett, Inc. Com	1
57,325	Global Eagle Entertainment, Inc. (a)	182
8	Gray Television, Inc. (a)	—
7,612	IMAX Corp. (a)	259
1	Liberty Media Group, Class – A (a)	—
1	Liberty Media Group, Class – C (a)	—
4,865	Lions Gate Entertainment Corp., Class – A	129
4,865	Lions Gate Entertainment Corp., Class – B (a)	119
2	Loral Space & Communications, Inc. (a)	—
2	MDC Partners, Inc., Class – A	—
4	MSG Networks, Inc., Class – A (a)	—
1	New Media Investment Group, Inc.	—
6	Nexstar Broadcasting Group, Inc., Class – A	—
205	Salem Communications Corp., Class – A	2
66	Sinclair Broadcast Group, Inc., Class – A	3
100	Time, Inc.	2
2	tronc, Inc. (a)	—
33	Viacom, Inc., Class – A	2
6	World Wrestling Entertainment, Inc., Class – A	—

		705

	Metals & Mining — 2.20%
5,991	Agnico-Eagle Mines Ltd.	254
34,768	Allegheny Technologies, Inc.	624
12,614	Carpenter Technology Corp.	471
32,681	Coeur d’Alene Mines Corp. (a)	264

Shares	Security Description	Value (000)
	Metals & Mining (continued)
151	Commercial Metals Co.	$3
7,922	Dominion Diamond Corp.	100
50,108	Ferroglobe PLC	518
45,455	Ferroglobe R&W Insurance Trust Co. *	—
5	Gold Resource Corp.	—
1	Kaiser Aluminum Corp.	—
4	Real Industry, Inc. (a)	—
2,729	Steel Dynamics, Inc.	95
8	Worthington Industries, Inc.	—

		2,329

	Mortgage Real Estate Investment Trusts — 0.45%
209	AG Mortgage Investment Trust, Inc.	4
180	Annaly Capital Management, Inc.	2
644	Anworth Mortgage Asset Corp.	4
81	Apollo Commercial Real Estate Finance, Inc.	2
243	Ares Commercial Real Estate Corp.	3
308	Capstead Mortgage Corp.	3
192	Chimera Investment Corp.	4
313	CYS Investments, Inc.	2
455	Dynex Capital, Inc.	3
215	Invesco Mortgage Capital Inc.	3
194	MTGE Investment Corp.	3
231	New Residential Investment Corp.	4
25,990	Redwood Trust, Inc.	432
317	Western Asset Mortgage Capital Corp.	3

		472

	Multiline Retail — 0.09%
1,932	Big Lots, Inc.	94
29	Dillard’s, Inc., Class – A	2
3	Ollie’s Bargain Outlet Holdings, Inc. (a)	—

		96

	Multi-Utilities — 0.35%
93	Avista Corp.	4
5,522	Black Hills Corp.	367
92	Unitil Corp.	4

		375

	Oil, Gas & Consumable Fuels — 1.92%
204	Alon USA Energy, Inc.	2
187	Ardmore Shipping Corp.	2
11,332	Callon Petroleum Co. (a)	149
21,684	Carrizo Oil & Gas, Inc. (a)	622
10,800	Contango Oil & Gas Co. (a)	79
106	Delek US Holdings, Inc.	3
278	DHT Holdings, Inc.	1
188	Dorian LPG Ltd. (a)	2
136,440	Enbridge Energy Management LLC (a)(b)	—
10,220	Energen Corp. (a)	557
3	Evolution Petroleum Corp.	—
10,573	GasLog Ltd.	162
244	Gener8 Maritime, Inc. (a)	1
38	International Seaways, Inc. (a)	1
16	Matador Resources Co. (a)	—
8,296	Murphy Oil Corp.	238
880	Navios Maritime Acquisition Co.	2
117	Overseas Shipholding Group, Inc. (a)	—
1	Panhandle Oil & Gas, Inc., Class – A	—
3	Par Petroleum Corp. (a)	—
1,283	Resolute Energy Corp. (a)	52
22	REX American Resources Corp. (a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
2	Sanchez Energy Corp. (a)	$—
296	Scorpio Tankers, Inc.	1
6,743	SM Energy Co.	162
3	SRC Energy, Inc. (a)	—
436	Teekay Tankers Ltd.	1
68	Western Refining, Inc.	2

2,041

Paper & Forest Products — 0.79%
6,619	Boise Cascade Co. (a)	177
2,545	Clearwater Paper Corp. (a)	143
3	Deltic Timber Corp.	—
67	Domtar Corp.	2
1	KapStone Paper & Packaging Corp.	—
20,664	Louisiana-Pacific Corp. (a)	513
3	Neenah Paper, Inc.	—
112	P.H. Glatfelter Co.	2
63	Schweitzer-Mauduit International, Inc.	3

840

Personal Products — 0.00%
18	Avon Products, Inc. (a)	—
1	Inter Parfums, Inc.	—
3	Lifevantage Corp. (a)	—
3	Medifast, Inc.	—
1	Natural Health Trends Corp.	—
16	Nu Skin Enterprises, Inc., Class – A	1
32	Nutraceutical International Corp.	1
1	Revlon, Inc., Class – A (a)	—
2	Synutra International, Inc. (a)	—
2	USANA Health Sciences, Inc. (a)	—

2

Pharmaceuticals — 0.43%
8	AcelRx Pharmaceuticals, Inc. (a)	—
2	Aclaris Therapeutics, Inc. (a)	—
1,193	Aerie Pharmaceuticals, Inc. (a)	54
1	Agile Therapeutics, Inc. (a)	—
6	Amphastar Pharmaceuticals, Inc. (a)	—
5	Ampio Pharmaceuticals, Inc. (a)	—
1	ANI Pharmaceuticals, Inc. (a)	—
7	Aratana Therapeutics, Inc. (a)	—
2	Axsome Therapeutics, Inc. (a)	—
10	Bio-Path Holdings, Inc. (a)	—
140	Catalent, Inc. (a)	4
7	Cempra Holdings LLC (a)	—
1	Clearside Biomedical, Inc. (a)	—
3	Collegium Pharmaceutical, Inc. (a)	—
9,995	Corcept Therapeutics, Inc. (a)	110
12	DepoMed, Inc. (a)	—
3,481	Dermira, Inc. (a)	120
14	Durect Corp. (a)	—
1	Flex Pharma, Inc. (a)	—
1	Heska Corp. (a)	—
28	Horizon Pharma PLC (a)	—
93	Impax Laboratories, Inc. (a)	1
12	Innoviva, Inc. (a)	—
6	Intersect ENT, Inc. (a)	—
6	Intra-Cellular Therapies, Inc. (a)	—
2	Lipocine, Inc. (a)	—
2	Myokardia, Inc. (a)	—
6,309	Nektar Therapeutics (a)	149
2	Neos Therapeutics, Inc. (a)	—
9	Ocular Therapeutix, Inc. (a)	—

Shares	Security Description	Value (000)
Pharmaceuticals (continued)
5	Omeros Corp. (a)	$—
200	Omthera Pharmaceuticals, Inc. *(a)	—
7	Pacira Pharmaceuticals, Inc. (a)	—
4	Paratek Pharmaceuticals, Inc. (a)	—
141	Phibro Animal Health Corp., Class – A	4
55	Prestige Brands Holdings, Inc. (a)	3
1	Reata Pharmaceuticals, Inc., Class – A (a)	—
5	Revance Therapeutics, Inc. (a)	—
198	SciClone Pharmaceuticals, Inc. (a)	2
3	Sucampo Pharmaceuticals, Inc., Class – A (a)	—
8	Supernus Pharmaceuticals, Inc. (a)	—
8	Teligent, Inc. (a)	—
81	The Medicines Co. (a)	4
24	TherapeuticsMD, Inc. (a)	—
8	Theravance Biopharma, Inc. (a)	—
1	WaVe Life Sciences Ltd. (a)	—

451

Professional Services — 0.37%
1	Barrett Business Services, Inc.	—
160	CBIZ, Inc. (a)	2
6	CEB, Inc.	—
4,200	CRA International, Inc.	149
5	Exponent, Inc.	—
1	Franklin Covey Co. (a)	—
1	FTI Consulting, Inc. (a)	—
2	GP Strategies Corp. (a)	—
3	Insperity, Inc.	—
85	Kelly Services, Inc., Class – A	2
99	Kforce, Inc.	2
6	Korn/Ferry International	—
3	Mistras Group, Inc. (a)	—
10	On Assignment, Inc. (a)	—
35,480	Pendrell Corp. (a)	232
7	The Advisory Board Co. (a)	—
7	TriNet Group, Inc. (a)	—
87	TrueBlue, Inc. (a)	3
7	WageWorks, Inc. (a)	1

391

Real Estate Management & Development — 0.20%
4,690	Alexander & Baldwin, Inc.	209
2	Altisource Portfolio Solutions SA (a)	—
1	Consolidated-Tomoka Land Co.	—
7	HFF, Inc., Class – A	—
7	Kennedy-Wilson Holdings, Inc.	—
2	Marcus & Millichap, Inc. (a)	—
1	The RMR Group, Inc., Class – A	—

209

Road & Rail — 0.16%
112	ArcBest Corp.	3
84	Covenant Transportation Group, Inc., Class – A (a)	2
7	Heartland Express, Inc.	—
11	Knight Transportation, Inc.	—
103	P.A.M. Transportation Services, Inc. (a)	2
7,998	Swift Transportation Co. (a)	164
1	Universal Truckload Services, Inc.	—
1	YRC Worldwide, Inc. (a)	—

171

Semiconductors & Semiconductor Equipment — 8.08%
1,912	Advanced Energy Industries, Inc. (a)	131

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
8,653	Advanced Micro Devices, Inc. (a)	$126
3	Ambarella, Inc. (a)	—
371	Amkor Technology, Inc. (a)	4
7,900	Brooks Automation, Inc.	177
2	Cabot Microelectronics Corp.	—
7,876	Cavium, Inc. (a)	564
6,711	CEVA, Inc. (a)	238
69	Cirrus Logic, Inc. (a)	4
175	Cohu, Inc.	3
7,912	Cree, Inc. (a)	211
57,412	Cypress Semiconductor Corp.	791
6,061	Diodes, Inc. (a)	146
153	Entegris, Inc. (a)	4
1	Exar Corp. (a)	—
43	First Solar, Inc. (a)	1
16,144	FormFactor, Inc. (a)	191
15,900	GSI Technology, Inc. (a)	138
7,702	Impinj, Inc. (a)	233
8	Inphi Corp. (a)	—
9,836	Integrated Device Technology, Inc. (a)	233
183	IXYS Corp.	3
21	Lattice Semiconductor Corp. (a)	—
2,385	MA-COM Technology Solutions Holdings, Inc. (a)	115
5,961	Maxim Integrated Products, Inc.	268
8,701	MaxLinear, Inc., Class – A (a)	244
4,731	Microsemi Corp. (a)	244
5,341	MKS Instruments, Inc.	367
7,922	Monolithic Power Systems, Inc.	731
4	Nanometrics, Inc. (a)	—
26,696	ON Semiconductor Corp. (a)	414
4	PDF Solutions, Inc. (a)	—
223	Photronics, Inc. (a)	2
5	Power Integrations, Inc.	—
9,491	Qorvo, Inc. (a)	651
82,425	QuickLogic Corp. (a)	147
5	Rambus, Inc. (a)	—
3,093	Semtech Corp. (a)	105
1,736	Silicon Laboratories, Inc. (a)	128
5,661	Skyworks Solutions, Inc.	555
1,947	Synaptics, Inc. (a)	96
398	Ultra Clean Holdings, Inc. (a)	7
15,458	Ultratech, Inc. (a)	458
14,805	Veeco Instruments, Inc. (a)	442
11,630	Xperi Corp.	395

		8,567

	Software — 6.66%
15	8x8, Inc. (a)	—
8	A10 Networks, Inc. (a)	—
20	ACI Worldwide, Inc. (a)	—
8	American Software, Inc., Class – A	—
15	Aspen Technology, Inc. (a)	1
4	Barracuda Networks, Inc. (a)	—
9	Blackbaud, Inc.	1
6	Bottomline Technologies, Inc. (a)	—
5	BroadSoft, Inc. (a)	—
11	Callidus Software, Inc. (a)	—
315	CDK Global, Inc.	20
3,867	CommVault Systems, Inc. (a)	196
2,484	CyberArk Software Ltd. (a)	127
2	Digimarc Corp. (a)	—
39	Ebix, Inc.	2

Shares	Security Description	Value (000)
	Software (continued)
5,526	Electronic Arts, Inc. (a)	$496
2,816	Ellie Mae, Inc. (a)	282
3	EnerNOC, Inc. (a)	—
2	Exa Corp. (a)	—
2,106	Fair Isaac Corp.	272
6	Gigamon, Inc. (a)	—
5	Globant SA (a)	—
65,800	Glu Mobile, Inc. (a)	149
8	Guidance Software, Inc. (a)	—
5,104	Guidewire Software, Inc. (a)	288
7,836	HubSpot, Inc. (a)	475
5	Imperva, Inc. (a)	—
10	Jive Software, Inc. (a)	—
1	MicroStrategy, Inc., Class – A (a)	—
4	Mitek Systems, Inc. (a)	—
14	MobileIron, Inc. (a)	—
936	Mobileye NV (a)	57
3	Model N, Inc. (a)	—
8	Monotype Imaging Holdings, Inc.	—
16,164	Nuance Communications, Inc. (a)	280
1	Park City Group, Inc. (a)	—
4,619	Paycom Software, Inc. (a)	266
4	Paylocity Holding Corp. (a)	—
7	Pegasystems, Inc.	—
1	Progress Software Corp.	—
8,155	Proofpoint, Inc. (a)	607
4	PROS Holdings, Inc. (a)	—
9,771	PTC, Inc. (a)	514
5	Qualys, Inc. (a)	—
4	Rapid7, Inc. (a)	—
11	RealPage, Inc. (a)	—
12	RingCentral, Inc., Class – A (a)	—
40,002	Rosetta Stone, Inc. (a)	391
4	Sapiens International Corp. NV	—
59,200	SeaChange International, Inc. (a)	147
4,457	Silver Spring Networks, Inc. (a)	50
8	Synchronoss Technologies, Inc. (a)	—
2,858	Take-Two Interactive Software, Inc. (a)	169
31,300	Telenav, Inc. (a)	271
3	The Rubicon Project, Inc. (a)	—
555	The Ultimate Software Group, Inc. (a)	108
44,943	TiVo Corp.	844
4,562	Tyler Technologies, Inc. (a)	706
2	Varonis Systems, Inc. (a)	—
4	VASCO Data Security International, Inc. (a)	—
6	VirnetX Holding Corp. (a)	—
3	Workiva, Inc. (a)	—
11,819	Zendesk, Inc. (a)	331
8	Zix Corp. (a)	—

		7,050

	Specialty Retail — 1.58%
28	American Eagle Outfitters, Inc.	—
4	Asbury Automotive Group, Inc. (a)	—
248	Ascena Retail Group, Inc. (a)	1
207	Big 5 Sporting Goods Corp.	3
2,117	Burlington Stores, Inc. (a)	207
2	Camping World Holdings, Inc., Class – A	—
22	Chico’s FAS, Inc.	—
1	Destination XL Group, Inc. (a)	—
127	Express, Inc. (a)	1
10	Five Below, Inc. (a)	—
6	Francesca’s Holdings Corp. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
64	GameStop Corp., Class – A	$1
12	GNC Holdings, Inc., Class – A	—
34	Group 1 Automotive, Inc.	3
3	Hibbett Sports, Inc. (a)	—
2	Kirkland’s, Inc. (a)	—
4	Lithia Motors, Inc.	—
8,204	MarineMax, Inc. (a)	178
6,486	Monro Muffler Brake, Inc.	339
3	Party City Holdco, Inc. (a)	—
53	Penske Automotive Group, Inc.	2
12	Pier 1 Imports, Inc.	—
138	Rent-A-Center, Inc.	1
7	Select Comfort Corp. (a)	—
98	Sonic Automotive, Inc., Class – A	2
3	Sportsman’s Warehouse Holdings, Inc. (a)	—
230	Stein Mart, Inc.	1
10,070	Tailored Brands, Inc.	150
3	The Buckle, Inc.	—
1	The Cato Corp.	—
3	The Children’s Place Retail Stores, Inc.	—
2	The Container Store Group, Inc. (a)	—
2	The Finish Line, Inc., Class – A	—
8,401	Tile Shop Holdings, Inc.	162
351	Tilly’s, Inc., Class – A	3
6,851	Tractor Supply Co.	474
14,600	West Marine, Inc. (a)	139

		1,667

	Technology Hardware, Storage & Peripherals — 0.15%
17	3D Systems Corp. (a)	—
3	Avid Technology, Inc. (a)	—
8	Cray, Inc. (a)	—
7	Diebold, Inc.	—
2	Eastman Kodak Co. (a)	—
2,250	Electronics for Imaging, Inc. (a)	111
9,530	GlassBridge Enterprises, Inc. (a)	46
4	Immersion Corp. (a)	—
11	Nimble Storage, Inc. (a)	—
12	Pure Storage, Inc., Class – A (a)	—
3	Stratasys Ltd. (a)	—
3	Super Micro Computer, Inc. (a)	—
4	USA Technologies, Inc. (a)	—

		157

	Textiles, Apparel & Luxury Goods — 0.52%
3,285	Columbia Sportswear Co.	193
11	Crocs, Inc. (a)	—
2	Culp, Inc.	—
1	Deckers Outdoor Corp. (a)	—
7	G-III Apparel Group Ltd. (a)	—
4,991	Movado Group, Inc.	125
3	Oxford Industries, Inc.	—
11	Steven Madden Ltd. (a)	—
1	Superior Uniform Group, Inc.	—
2	Vera Bradley, Inc. (a)	—
2	Vince Holding Corp. (a)	—
9,268	Wolverine World Wide, Inc.	232

		550

	Thrifts & Mortgage Finance — 0.09%
10	Bofl Holding, Inc. (a)	—
13	Essent Group Ltd. (a)	—
110	EverBank Financial Corp.	2

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
46	Federal Agricultural Mortgage Corp., Class – C	$3
44	First Defiance Financial Corp.	2
79	HomeStreet, Inc. (a)	2
1	LendingTree, Inc. (a)	—
1	Meridian Bancorp, Inc.	—
272	MGIC Investment Corp. (a)	3
2	Nationstar Mortgage Holdings, Inc. (a)	—
132	PennyMac Financial Services, Inc. (a)	2
144	Radian Group, Inc.	3
263	TrustCo Bank Corp. NY	2
72	Walker & Dunlop, Inc. (a)	3
1,700	WSFS Financial Corp.	78

		100

	Tobacco — 0.14%
2,147	Universal Corp.	152
11	Vector Group Ltd.	—

		152

	Trading Companies & Distributors — 1.97%
96	Air Lease Corp.	4
111	Aircastle Ltd.	3
7,965	Applied Industrial Technologies, Inc.	493
10,396	Beacon Roofing Supply, Inc. (a)	510
12,680	BMC Stock Holdings, Inc. (a)	287
3,827	DXP Enterprises, Inc. (a)	145
3,352	GATX Corp.	204
1	GMS, Inc. (a)	—
5	H&E Equipment Services, Inc.	—
1	Lawson Products, Inc. (a)	—
8,925	MRC Global, Inc. (a)	164
1	Neff Corp., Class – A (a)	—
2	SiteOne Landscape Supply, Inc. (a)	—
1	Triton International Ltd.	—
8	Univar, Inc. (a)	—
67	Veritiv Corp. (a)	3
1,905	Watsco, Inc.	273
51	WESCO International, Inc. (a)	4

		2,090

	Transportation Infrastructure — 0.15%
1,936	Macquarie Infrastructure Corp.	156

	Water Utilities — 0.00%
4	American States Water Co.	—
5	California Water Service Group	1
3	Middlesex Water Co.	—
2	The York Water Co.	—

		1

	Wireless Telecommunication Services — 0.00%
3	Boingo Wireless, Inc. (a)	—
8	Shenandoah Telecommunications Co.	—
64	Spok Holdings, Inc.	1

		1

	Total Common Stocks	98,601

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. *(a)(c)	—
24	Dyax Corp. CVR *(a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights (continued)
	Biotechnology (continued)
1	Tobira Therapeutics, Inc. CVR *(a)	$—

		—

	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc. *(a)(b)(d)	—

	Total Contingent Rights	—

	Corporate Bond — 0.00%
	Machinery — 0.00%
$—	Mueller Industries, Inc., 6.00%, 3/1/27, Callable 5/8/17 @ 106	—

	Total Corporate Bond	—

	Time Deposit — 3.46%
3,662	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	3,662

	Total Time Deposit	3,662

	Mutual Funds — 5.34%
104	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(e)	104
63	State Street Institutional Liquid Reserves Fund, 0.00% (e)	63
5,480	State Street Institutional Treasury Plus Money Market Fund, 0.52% (e)	5,480

	Total Mutual Funds	5,647

	Repurchase Agreement — 0.25%
$265	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $265,284 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $270,570) ^^	265

	Total Repurchase Agreement	265

	Total Investments (cost $80,796) — 102.21%	108,175
	Liabilities in excess of other assets — (2.21)%	(2,337)

	Net Assets — 100.00%	$105,838

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $367 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.
(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	13.75%	6.45%	33.27%	32.06%	0.91%	—	6.72%	—	93.16%
Contingent Rights	—	—	—	—	0.00%	—	—	—	0.00%
Corporate Bond	—	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	—	0.59%	1.31%	1.30%	—	—	0.26%	—	3.46%
Mutual Funds	0.06%	—	0.07%	0.03%	0.02%	4.73%	—	0.43%	5.34%
Repurchase Agreement	—	—	0.18%	0.06%	0.01%	—	—	—	0.25%
Other Assets (Liabilities)	-0.03%	-0.02%	-0.30%	-0.27%	0.00%	-1.57%	-0.02%	0.00%	-2.21%

Total Net Assets	13.78%	7.02%	34.53%	33.18%	0.94%	3.16%	6.96%	0.43%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
34	Russell 2000 Mini Index Future	$2,353	6/16/17	$28

	Net Unrealized Appreciation/(Depreciation)			$28

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.17%
	Aerospace & Defense — 1.66%
2,159	Astronics Corp. (a)	$69
7,139	Cubic Corp.	377
8,865	Curtiss-Wright Corp.	809
216	Ducommun, Inc. (a)	6
7,536	Esterline Technologies Corp. (a)	648
8,310	Mercury Systems, Inc. (a)	325
40	National Presto Industries, Inc.	4
101	Triumph Group, Inc.	3
8,172	Wesco Aircraft Holdings, Inc. (a)	93

		2,334

	Air Freight & Logistics — 0.17%
5,138	XPO Logistics, Inc. (a)	246

	Airlines — 2.56%
6,723	American Airlines Group, Inc.	284
41	Copa Holdings SA, Class – A	4
2,827	Hawaiian Holdings, Inc. (a)	131
18,036	JetBlue Airways Corp. (a)	372
31,288	United Continental Holdings, Inc. (a)	2,211
42,955	Volaris Aviation Holding Co., ADR (a)	599

		3,601

	Auto Components — 1.07%
99	Cooper Tire & Rubber Co.	4
16,289	Dana Holding Corp.	315
200	Metaldyne Performance Group, Inc.	5
10,413	Modine Manufacturing Co. (a)	127
7,538	Stoneridge, Inc. (a)	137
10,174	Tenneco, Inc.	634
139	Tower International, Inc.	4
2,831	Visteon Corp. (a)	277

		1,503

	Automobiles — 0.06%
2,826	Winnebago Industries, Inc.	83

	Banks — 7.39%
80	1st Source, Inc.	4
101	American National Bankshares, Inc.	4
13,224	Associated Banc-Corp.	323
96	Banco Latinoamericano de Comercio Exterior SA, Class – E	3
22,820	BankUnited, Inc.	851
18,888	Banner Corp.	1,051
58	C&F Financial Corp.	3
86	Chemung Financial Corp.	3
142	CNB Financial Corp.	3
25,366	Columbia Banking System, Inc.	989
74	Community Trust Bancorp, Inc.	3
9,657	Cullen/Frost Bankers, Inc.	859
26,610	CVB Financial Corp.	588
160	Fidelity Southern Corp.	4
99	Financial Institutions, Inc.	3
146	First Bancorp	4
112	First Business Financial Services, Inc.	3
10	First Citizens BancShares, Inc., Class – A	3
118	First Community Bancshares, Inc.	3
71	First Financial Corp.	3
93	First Interstate BancSystem, Inc., Class – A	4
6,529	First Midwest BanCorp, Inc.	155
138	First NBC Bank Holding Co. (a)	1

Shares	Security Description	Value (000)
	Banks (continued)
70	Great Southern Bancorp, Inc.	$4
96	Hancock Holding Co.	4
74	Heartland Financial USA, Inc.	4
10,807	Home Bancshares, Inc.	293
12,986	Hope BanCorp, Inc.	249
153	Horizon Bancorp	4
221	Huntington Bancshares, Inc.	3
179	Independent Bank Corp.	4
97	International Bancshares Corp.	3
66,449	Investors Bancorp, Inc.	956
177	KeyCorp	3
228	Lakeland Bancorp, Inc.	4
119	MainSource Financial Group, Inc.	4
89	Midwestone Financial Group, Inc.	3
77	National Bankshares, Inc.	3
95	Northrim BanCorp, Inc.	3
205	Old National Bancorp	4
25,625	PacWest Bancorp	1,365
122	Peoples Bancorp, Inc.	4
10,613	Popular, Inc.	432
174	Premier Financial BanCorp	4
157	Sierra Bancorp	4
1,696	Signature Bank (a)	252
5,102	Synovus Financial Corp.	209
8,644	TCF Financial Corp.	147
15,490	TriCo Bancshares	550
155	Triumph Bancorp, Inc. (a)	4
104	Trustmark Corp.	3
167	Umpqua Holdings Corp.	3
20,138	Webster Financial Corp.	1,008

		10,400

	Biotechnology — 2.15%
155	Acorda Therapeutics, Inc. (a)	3
382	Alkermes PLC (a)	23
62	Aptevo Therapeutics, Inc. (a)	—
2,229	Bluebird Bio, Inc. (a)	203
17,397	Celldex Therapeutics, Inc. (a)	63
125	Emergent BioSolutions, Inc. (a)	4
5,690	Exact Sciences Corp. (a)	134
9,569	Intrexon Corp. ^(a)	190
4,935	Ionis Pharmaceuticals, Inc. (a)	198
2,620	Kite Pharma, Inc. (a)	206
5,291	Lexicon Pharmaceuticals, Inc. (a)	76
1,946	Loxo Oncology, Inc. (a)	82
13,528	Myriad Genetics, Inc. (a)	260
5,498	Neurocrine Biosciences, Inc. (a)	238
1,184	PDL BioPharma, Inc.	3
10,392	Repligen Corp. (a)	365
2,820	Sage Therapeutics, Inc. (a)	200
8,363	Sangamo BioSciences, Inc. (a)	43
2,781	Seattle Genetics, Inc. (a)	175
1,948	Tesaro, Inc. (a)	300
3,730	Ultragenyx Pharmaceutical, Inc. (a)	253

		3,019

	Building Products — 1.83%
4,319	Armstrong World Industries, Inc. (a)	199
9,553	CaesarStone Sdot Yam Ltd. (a)	347
10,976	Gibraltar Industries, Inc. (a)	452
8,040	Jeld-Wen Holding, Inc. (a)	264
4,854	Masonite International Corp. (a)	385

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
5,200	Ply Gem Holdings, Inc. (a)	$102
4,815	Trex Co., Inc. (a)	334
4,942	Universal Forest Products, Inc.	488

		2,571

	Capital Markets — 1.24%
10,351	Artisan Partners Asset Management, Inc., Class – A	286
17	Donnelley Financial Solutions, Inc. (a)	—
7,126	E*Trade Financial Corp. (a)	249
1,823	Evercore Partners, Inc., Class – A	142
379	Gain Capital Holdings, Inc.	3
8,063	Greenhill & Co., Inc.	236
116	Houlihan Lokey, Inc.	4
3,834	LPL Financial Holdings, Inc.	153
271	Manning & Napier, Inc.	2
5,242	Raymond James Financial, Inc.	399
5,368	Stifel Financial Corp. (a)	269

		1,743

	Chemicals — 2.98%
147	A. Schulman, Inc.	5
3,672	Albemarle Corp.	388
2,360	Balchem Corp.	195
73	Cabot Corp.	4
11,822	Flotek Industries, Inc. (a)	151
7,942	FMC Corp.	553
358	FutureFuel Corp.	5
263	Huntsman Corp.	6
2,689	Innophos Holdings, Inc.	145
17,902	Kraton Performance Polymers, Inc. (a)	554
1,185	NewMarket Corp.	537
9,282	Platform Specialty Products Corp. (a)	121
8,740	PolyOne Corp.	298
8,912	Sensient Technologies Corp.	706
67	Stepan Co.	5
1,250	The Chemours Co.	48
73	Trinseo SA	5
25,369	Tronox Ltd., Class – A	468
91	Westlake Chemical Corp.	6

		4,200

	Commercial Services & Supplies — 0.96%
6,855	ABM Industries, Inc.	300
241	ACCO Brands Corp. (a)	3
825	Aqua Metals, Inc. (a)	16
21,558	ARC Document Solutions, Inc. (a)	74
142	Ennis, Inc.	2
17,906	Essendant, Inc.	271
10,526	Interface, Inc.	201
3,949	KAR Auction Services, Inc.	172
17	LSC Communications, Inc.	—
87	McGrath RentCorp	3
4,049	Multi-Color Corp.	287
101	Quad Graphics, Inc.	3
47	RR Donnelley & Sons Co.	1
186	Steelcase, Inc., Class – A	3
23	UniFirst Corp.	3
72	VSE Corp.	3
122	West Corp.	3

		1,345

	Communications Equipment — 0.51%
134	BEL Fuse, Inc., Class – B	3

Shares	Security Description	Value (000)
	Communications Equipment (continued)
183	Black Box Corp.	$2
198	Comtech Telecommunications Corp.	3
66	EchoStar Corp., Class – A (a)	4
19,362	Infinera Corp. (a)	198
21,271	Oclaro, Inc. (a)	209
954	Quantenna Communications, Inc. (a)	20
45,576	ShoreTel, Inc. (a)	280

		719

	Construction & Engineering — 2.01%
1,194	Dycom Industries, Inc. (a)	111
5,186	Granite Construction, Inc.	260
10,366	KBR, Inc.	156
24,182	MasTec, Inc. (a)	968
164	MYR Group, Inc. (a)	7
22,306	Tutor Perini Corp. (a)	709
3,979	Valmont Industries, Inc.	619

		2,830

	Construction Materials — 0.70%
4,811	Eagle Materials, Inc., Class – A	467
1,441	Martin Marietta Materials, Inc.	314
8,198	Summit Materials, Inc., Class –A (a)	203

		984

	Consumer Finance — 0.35%
104	Encore Capital Group, Inc. (a)	3
14,643	Green Dot Corp., Class – A (a)	489
66	Nelnet, Inc., Class – A	3
225	Santander Consumer USA Holdings, Inc. (a)	3

		498

	Containers & Packaging — 1.45%
9,882	AptarGroup, Inc.	761
20,476	Berry Plastics Group, Inc. (a)	994
21,232	Graphic Packaging Holding Co.	273
79	Greif, Inc.	5
104	Greif, Inc., Class – A	6

		2,039

	Diversified Consumer Services — 0.68%
103	American Public Education, Inc. (a)	2
8,757	Bright Horizons Family Solutions, Inc. (a)	635
59	Capella Education Co.	5
34,839	Career Education Corp. (a)	303
136	DeVry Education Group, Inc.	5
6	Graham Holdings Co.	4
213	Liberty Tax, Inc.	3
67	Strayer Education, Inc.	5

		962

	Diversified Financial Services — 0.27%
14,706	Leucadia National Corp.	382
148	Marlin Business Services Corp.	4

		386

	Diversified Telecommunication Services — 0.57%
17,457	Cogent Communications Group, Inc.	751
123	FairPoint Communications, Inc. (a)	2
88	Hawaiian Telcom Holdco, Inc. (a)	2
125	IDT Corp.	2
219	Iridium Communications, Inc. (a)	2
6,121	Vonage Holdings Corp. (a)	39

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
358	Windstream Holdings, Inc.	$2

		800

	Electric Utilities — 0.02%
189	Hawaiian Electric Industries, Inc.	6
179	PNM Resources, Inc.	7
140	Portland General Electric Co.	6
224	Spark Energy, Inc., Class – A	7

		26

	Electrical Equipment — 1.31%
6,583	AZZ, Inc.	392
4,428	Encore Wire Corp.	204
6,375	EnerSys	503
10,982	Generac Holdings, Inc. (a)	409
9,626	General Cable Corp.	173
16,049	LSI Industries, Inc.	162
71	Regal-Beloit Corp.	5

		1,848

	Electronic Equipment, Instruments & Components — 6.31%
2,616	Anixter International, Inc. (a)	207
182	AVX Corp.	3
11,179	Belden, Inc.	774
115	Benchmark Electronics, Inc. (a)	4
2,813	Coherent, Inc. (a)	578
21,120	Control4 Corp. (a)	333
53	Dolby Laboratories, Inc., Class – A	3
31	ePlus, Inc. (a)	4
31,385	Flextronics International Ltd. (a)	527
18,717	II-VI, Inc. (a)	675
4,855	Insight Enterprises, Inc. (a)	199
2,836	IPG Photonics Corp. (a)	342
10,592	Itron, Inc. (a)	643
18,511	Jabil Circuit, Inc.	535
202	Kimball Electronics, Inc. (a)	3
6,929	Littelfuse, Inc.	1,109
74	Methode Electronics, Inc.	3
7,792	Orbotech Ltd. (a)	251
98	PC Connection, Inc.	3
57	Plexus Corp. (a)	3
5,926	Rogers Corp. (a)	509
91	Sanmina Corp. (a)	4
7,389	ScanSource, Inc. (a)	290
2,741	SYNNEX Corp.	307
34	Tech Data Corp. (a)	3
8,513	Trimble Navigation Ltd. (a)	273
374	TTM Technologies, Inc. (a)	6
12,185	Universal Display Corp.	1,050
13,095	VeriFone Systems, Inc. (a)	245
207	Vishay Intertechnology, Inc.	3

		8,889

	Energy Equipment & Services — 0.83%
16,060	CARBO Ceramics, Inc. (a)	209
80	Diamond Offshore Drilling, Inc. (a)	1
2,235	Dril-Quip, Inc. (a)	122
150	Exterran Corp. (a)	5
8,050	Oil States International, Inc. (a)	267
103	PHI, Inc. (a)	1
39,536	Superior Energy Services, Inc. (a)	564

		1,169

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts — 2.61%
26,581	Acadia Realty Trust	$800
841	Ashford Hospitality Trust	5
431	CBL & Associates Properties, Inc.	4
529	Cedar Realty Trust, Inc.	3
797	Colony Northstar, Inc.	10
3,810	Coresite Realty Corp.	343
4,311	DiamondRock Hospitality Co.	48
5,445	EastGroup Properties, Inc.	400
25,499	Equity Commonwealth (a)	796
735	FelCor Lodging Trust, Inc.	6
425	First Potomac Realty Trust	4
7,528	Four Corners Property Trust, Inc.	172
50,544	Investors Real Estate Trust	300
22,110	LaSalle Hotel Properties	640
388	Lexington Realty Trust	4
4,850	MGM Growth Properties LLC, Class – A	131
179	Pennsylvania Real Estate Investment Trust	3
37	PS Business Parks, Inc.	4
1,303	RAIT Financial Trust	4
329	Washington Prime Group, Inc.	3

		3,680

	Food & Staples Retailing — 0.52%
6,490	Casey’s General Stores, Inc.	729
57	Ingles Markets, Inc., Class – A	2
71	SpartanNash Co.	2
73	Village Super Market, Inc., Class – A	2

		735

	Food Products — 0.53%
6,087	Amplify Snack Brands, Inc. ^(a)	51
64	Cal-Maine Foods, Inc.	2
6,799	Darling Ingredients, Inc. (a)	99
153	Dean Foods Co.	3
51	Fresh Del Monte Produce, Inc.	3
4,250	J&J Snack Foods Corp.	576
62	John B. Sanfilippo & Son, Inc.	5
139	Omega Protein Corp.	3
33	Sanderson Farms, Inc.	3

		745

	Gas Utilities — 0.81%
78	Southwest Gas Corp.	6
22,835	UGI Corp.	1,129

		1,135

	Health Care Equipment & Supplies — 6.40%
3,863	Abiomed, Inc. (a)	484
7,100	Cantel Medical Corp.	569
13,537	Cardiovascular Systems, Inc. (a)	383
5,925	ConforMIS, Inc. ^(a)	31
6,163	DexCom, Inc. (a)	522
4,328	Edwards Lifesciences Corp. (a)	407
7,667	Entellus Medical, Inc. (a)	106
106	Exactech, Inc. (a)	3
10,826	Glaukos Corp. (a)	555
84	Halyard Health, Inc. (a)	3
18,648	Insulet Corp. (a)	804
9,432	Integra LifeSciences Holdings Corp. (a)	397
9,726	K2M Group Holdings, Inc. (a)	199
4,110	Neogen Corp. (a)	269
6,738	Nevro Corp. (a)	631
15,303	NxStage Medical, Inc. (a)	411
4,819	Penumbra, Inc. (a)	402

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
752	RTI Surgical, Inc. (a)	$3
11,570	STERIS PLC	804
80,472	Tandem Diabetes Care, Inc. (a)	97
4,188	The Cooper Companies, Inc.	837
13,250	West Pharmaceutical Services, Inc.	1,081

		8,998

	Health Care Providers & Services — 1.81%
18,832	Acadia Healthcare Co., Inc. (a)	822
115	Aceto Corp.	2
77	Air Methods Corp. (a)	3
70	Almost Family, Inc. (a)	3
21	Chemed Corp.	4
27,281	Diplomat Pharmacy, Inc. (a)	435
3,860	HealthEquity, Inc. (a)	164
72	HealthSouth Corp.	3
237	Kindred Healthcare, Inc.	2
63	LHC Group, Inc. (a)	3
6,979	LifePoint Hospitals, Inc. (a)	457
42	Magellan Health Services, Inc. (a)	3
56	Molina Heathcare, Inc. (a)	3
44	National Healthcare Corp.	3
8,705	Owens & Minor, Inc.	301
111	PharMerica Corp. (a)	3
59	Providence Service Corp. (a)	3
253	Select Medical Holdings Corp. (a)	3
4,023	Surgery Partners, Inc. (a)	78
2,256	Teladoc, Inc. (a)	56
96	Tenet Healthcare Corp. (a)	2
133	The Ensign Group, Inc.	3
10,921	Triple-S Management Corp., Class – A (a)	192
15	UnitedHealth Group, Inc.	2

		2,550

	Health Care Technology — 0.21%
148	Inovalon Holdings, Inc., Class – A (a)	2
7,226	Omnicell, Inc. (a)	294

		296

	Hotels, Restaurants & Leisure — 2.61%
19,250	Arcos Dorados Holdings, Inc. (a)	155
13,744	Belmond Ltd. (a)	166
162	Bloomin’ Brands, Inc.	3
6,688	Buffalo Wild Wings, Inc. (a)	1,022
462	Century Casinos, Inc. (a)	3
7,273	Dave & Buster’s Entertainment, Inc. (a)	444
173	International Game Technology PLC	4
83	International Speedway Corp., Class – A	3
812	Jack in the Box, Inc.	83
136	Marcus Corp.	4
274	Pinnacle Entertainment, Inc. (a)	5
8,533	Planet Fitness, Inc., Class – A	164
60	Red Robin Gourmet Burgers, Inc. (a)	4
205	SeaWorld Entertainment, Inc.	4
155	Speedway Motorsports, Inc.	3
8,380	Vail Resorts, Inc.	1,609

		3,676

	Household Durables — 1.12%
412	Beazer Homes USA, Inc. (a)	5
1,489	Cavco Industries, Inc. (a)	173
112	CSS Industries, Inc.	3
74	Flexsteel Industries, Inc.	4
5,770	Helen of Troy Ltd. (a)	544

Shares	Security Description	Value (000)
	Household Durables (continued)
5,302	iRobot Corp. (a)	$351
17,245	Libbey, Inc.	251
203	Lifetime Brands, Inc.	4
196	Taylor Morrison Home Corp., Class – A (a)	4
3,445	Universal Electronics, Inc. (a)	236

		1,575

	Household Products — 0.00%
51	Central Garden & Pet Co. (a)	2
54	Central Garden & Pet Co., Class – A (a)	2
33	Oil-Dri Corporation of America	1

		5

	Independent Power & Renewable Electricity Producers — 0.00%
378	NRG Yield, Inc., Class – C	7

	Insurance — 3.06%
13,650	American Equity Investment Life Holding Co.	323
14,539	American Financial Group, Inc.	1,386
14,180	Argo Group International Holdings Ltd.	961
5,795	Aspen Insurance Holdings Ltd.	302
96	Assured Guaranty Ltd.	4
2,012	Everest Re Group Ltd.	470
8,159	Genworth Financial, Inc., Class – A (a)	34
219	Hallmark Financial Services, Inc. (a)	2
84	HCI Group, Inc.	4
198	Heritage Insurance Holdings, Inc.	3
195	Maiden Holdings Ltd.	3
12	National Western Life Group, Inc., Class – A	4
174	OneBeacon Insurance Group Ltd.	3
11,150	Stewart Information Services Corp.	492
122	Universal Insurance Holdings, Inc.	3
4,456	W.R. Berkley Corp.	315

		4,309

	Internet & Direct Marketing Retail — 0.00%
284	1-800-FLOWERS.COM, Inc., Class – A (a)	3

	Internet Software & Services — 2.01%
21,230	2U, Inc. (a)	841
2,886	Akamai Technologies, Inc. (a)	172
367	Bankrate, Inc. (a)	4
6,032	Benefitfocus, Inc. (a)	169
240	Blucora, Inc. (a)	4
9,996	Box, Inc., Class – A (a)	163
38,982	Brightcove, Inc. (a)	347
433	DHI Group, Inc. (a)	2
14,812	Five9, Inc. (a)	244
25,922	Gogo, Inc. ^(a)	285
44	j2 Global, Inc.	4
187	Match Group, Inc. (a)	3
13,304	New Relic, Inc. (a)	493
4,988	Web.com Group, Inc. (a)	96

		2,827

	IT Services — 1.42%
86	Blackhawk Network Holdings, Inc. (a)	3
94	Booz Allen Hamilton Holding Corp.	3
31	CACI International, Inc., Class – A (a)	4
68	Cardtronics PLC (a)	3
55	Cass Information Systems, Inc.	4
110	Convergys Corp.	2
73	CoreLogic, Inc. (a)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
70	CSG Systems International, Inc.	$3
2,626	Euronet Worldwide, Inc. (a)	225
3,430	Global Payments, Inc.	277
14,532	Jack Henry & Associates, Inc.	1,352
59	Leidos Holdings, Inc.	3
75	ManTech International Corp., Class – A	3
210	NCI, Inc., Class – A (a)	3
122	NeuStar, Inc., Class – A (a)	4
136	Perficient, Inc. (a)	2
50	Science Applications International Corp.	4
95	Sykes Enterprises, Inc. (a)	3
106	TeleTech Holdings, Inc.	3
208	The Hackett Group, Inc.	4
220	Travelport Worldwide Ltd.	3
3,005	Virtusa Corp. (a)	91

		2,002

	Leisure Products — 0.33%
18,227	Callaway Golf Co.	202
378	JAKKS Pacific, Inc. (a)	2
131	Johnson Outdoors, Inc., Class – A	5
12,175	Vista Outdoor, Inc. (a)	250

		459

	Life Sciences Tools & Services — 1.05%
305	Albany Molecular Research, Inc. (a)	4
29	Bio-Rad Laboratories, Inc., Class – A (a)	6
156	Bruker Biosciences Corp.	4
11,991	Cambrex Corp. (a)	659
2,144	Illumina, Inc. (a)	366
105	INC Research Holdings, Inc., Class – A (a)	5
174	Luminex Corp.	3
22,760	NeoGenomics, Inc. (a)	180
59	PAREXEL International Corp. (a)	4
99	PRA Health Sciences, Inc. (a)	6
8,414	Qiagen NV (a)	244
130	VWR Corp. (a)	4

		1,485

	Machinery — 3.28%
10,877	Actuant Corp., Class – A	287
88	AGCO Corp.	5
91	American Railcar Industries	4
2,810	Astec Industries, Inc.	173
168	Briggs & Stratton Corp.	4
7,290	Chart Industries, Inc. (a)	255
3,009	Columbus McKinnon Corp.	75
257	Freightcar America, Inc.	3
127	Global Brass & Copper Holdings, Inc.	4
60	Hyster-Yale Materials Handling, Inc., Class – A	3
8,043	IDEX Corp.	752
17,168	ITT, Inc.	704
17,766	Kornit Digital Ltd. (a)	339
8,039	Lincoln Electric Holdings, Inc.	698
22,112	Meritor, Inc. (a)	379
197	Miller Industries, Inc.	5
87	Oshkosh Corp.	6
7,883	Terex Corp.	248
134	The Greenbrier Companies, Inc.	6
134	The Timken Co.	6
14,636	TriMas Corp. (a)	304
203	Trinity Industries, Inc.	5
278	Wabash National Corp.	6

Shares	Security Description	Value (000)
	Machinery (continued)
1,407	WABCO Holdings, Inc. (a)	$165
2,785	Woodward, Inc.	189

		4,625

	Marine — 0.18%
311	Costamare, Inc.	2
3,560	Kirby Corp. (a)	251

		253

	Media — 0.69%
82	AMC Entertainment Holdings, Inc., Class – A	3
97	Discovery Communications, Inc., Class – A (a)	3
179	Entercom Communications Corp.	3
179	Gannett, Inc. Com	2
77,971	Global Eagle Entertainment, Inc. (a)	248
10,339	IMAX Corp. (a)	352
6,622	Lions Gate Entertainment Corp., Class – A	176
6,622	Lions Gate Entertainment Corp., Class – B (a)	161
317	Salem Communications Corp., Class – A	2
80	Sinclair Broadcast Group, Inc., Class – A	3
153	Time, Inc.	3
51	Viacom, Inc., Class – A	2

		958

	Metals & Mining — 2.26%
8,149	Agnico-Eagle Mines Ltd.	346
47,300	Allegheny Technologies, Inc.	850
17,697	Carpenter Technology Corp.	660
44,437	Coeur d’Alene Mines Corp. (a)	359
232	Commercial Metals Co.	4
10,781	Dominion Diamond Corp.	136
68,169	Ferroglobe PLC	704
61,874	Ferroglobe R&W Insurance Trust Co. *	—
3,715	Steel Dynamics, Inc.	129

		3,188

	Mortgage Real Estate Investment Trusts — 0.52%
320	AG Mortgage Investment Trust, Inc.	6
482	Annaly Capital Management, Inc.	5
982	Anworth Mortgage Asset Corp.	5
125	Apollo Commercial Real Estate Finance, Inc.	2
371	Ares Commercial Real Estate Corp.	5
466	Capstead Mortgage Corp.	5
291	Chimera Investment Corp.	6
483	CYS Investments, Inc.	4
694	Dynex Capital, Inc.	5
329	Invesco Mortgage Capital Inc.	5
296	MTGE Investment Corp.	5
352	New Residential Investment Corp.	6
40,057	Redwood Trust, Inc.	666
484	Western Asset Mortgage Capital Corp.	5

		730

	Multiline Retail — 0.09%
2,548	Big Lots, Inc.	124
44	Dillard’s, Inc., Class – A	2

		126

	Multi-Utilities — 0.41%
140	Avista Corp.	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
8,513	Black Hills Corp.	$567
140	Unitil Corp.	6

		578

	Oil, Gas & Consumable Fuels — 1.84%
313	Alon USA Energy, Inc.	4
288	Ardmore Shipping Corp.	2
14,921	Callon Petroleum Co. (a)	196
30,081	Carrizo Oil & Gas, Inc. (a)	863
164	Delek US Holdings, Inc.	4
428	DHT Holdings, Inc.	2
290	Dorian LPG Ltd. (a)	3
13,441	Energen Corp. (a)	732
14,383	GasLog Ltd.	221
376	Gener8 Maritime, Inc. (a)	2
59	International Seaways, Inc. (a)	1
9,209	Murphy Oil Corp.	263
1,356	Navios Maritime Acquisition Co.	2
180	Overseas Shipholding Group, Inc. (a)	1
1,694	Resolute Energy Corp. (a)	68
34	REX American Resources Corp. (a)	3
456	Scorpio Tankers, Inc.	2
9,175	SM Energy Co.	220
672	Teekay Tankers Ltd.	1
104	Western Refining, Inc.	4

		2,594

	Paper & Forest Products — 0.81%
9,000	Boise Cascade Co. (a)	240
3,457	Clearwater Paper Corp. (a)	194
103	Domtar Corp.	4
28,087	Louisiana-Pacific Corp. (a)	696
171	P.H. Glatfelter Co.	4
95	Schweitzer-Mauduit International, Inc.	4

		1,142

	Personal Products — 0.00%
24	Nu Skin Enterprises, Inc., Class – A	1
50	Nutraceutical International Corp.	2

		3

	Pharmaceuticals — 0.42%
1,569	Aerie Pharmaceuticals, Inc. (a)	71
163	Catalent, Inc. (a)	5
13,181	Corcept Therapeutics, Inc. (a)	144
4,591	Dermira, Inc. (a)	157
125	Impax Laboratories, Inc. (a)	2
8,300	Nektar Therapeutics (a)	194
210	Phibro Animal Health Corp., Class – A	6
68	Prestige Brands Holdings, Inc. (a)	4
291	SciClone Pharmaceuticals, Inc. (a)	3
109	The Medicines Co. (a)	5

		591

	Professional Services — 0.01%
243	CBIZ, Inc. (a)	3
131	Kelly Services, Inc., Class – A	3
146	Kforce, Inc.	3
129	TrueBlue, Inc. (a)	4

		13

	Real Estate Management & Development — 0.23%
7,220	Alexander & Baldwin, Inc.	321

Shares	Security Description	Value (000)
	Road & Rail — 0.17%
172	ArcBest Corp.	$4
129	Covenant Transportation Group, Inc., Class – A (a)	2
158	P.A.M. Transportation Services, Inc. (a)	3
10,878	Swift Transportation Co. (a)	224

		233

	Semiconductors & Semiconductor Equipment — 8.08%
2,516	Advanced Energy Industries, Inc. (a)	172
11,342	Advanced Micro Devices, Inc. (a)	165
568	Amkor Technology, Inc. (a)	7
10,193	Cavium, Inc. (a)	730
8,856	CEVA, Inc. (a)	314
89	Cirrus Logic, Inc. (a)	5
270	Cohu, Inc.	5
10,764	Cree, Inc. (a)	288
77,917	Cypress Semiconductor Corp.	1,072
6,772	Diodes, Inc. (a)	163
210	Entegris, Inc. (a)	5
66	First Solar, Inc. (a)	2
21,308	FormFactor, Inc. (a)	252
10,170	Impinj, Inc. ^(a)	308
13,354	Integrated Device Technology, Inc. (a)	316
282	IXYS Corp.	4
3,141	MA-COM Technology Solutions Holdings, Inc. (a)	152
8,001	Maxim Integrated Products, Inc.	360
11,475	MaxLinear, Inc., Class – A (a)	322
7,280	Microsemi Corp. (a)	375
9,259	MKS Instruments, Inc.	637
12,085	Monolithic Power Systems, Inc.	1,114
32,960	ON Semiconductor Corp. (a)	511
343	Photronics, Inc. (a)	4
12,911	Qorvo, Inc. (a)	885
112,138	QuickLogic Corp. (a)	200
4,210	Semtech Corp. (a)	142
2,313	Silicon Laboratories, Inc. (a)	170
7,811	Skyworks Solutions, Inc.	765
2,650	Synaptics, Inc. (a)	131
608	Ultra Clean Holdings, Inc. (a)	10
21,392	Ultratech, Inc. (a)	634
20,140	Veeco Instruments, Inc. (a)	601
15,814	Xperi Corp.	537

		11,358

	Software — 5.86%
430	CDK Global, Inc.	28
6,270	CommVault Systems, Inc. (a)	319
3,281	CyberArk Software Ltd. (a)	167
54	Ebix, Inc.	3
7,517	Electronic Arts, Inc. (a)	673
3,766	Ellie Mae, Inc. (a)	378
3,670	Fair Isaac Corp.	473
7,038	Guidewire Software, Inc. (a)	396
10,340	HubSpot, Inc. (a)	626
1,274	Mobileye NV (a)	78
21,984	Nuance Communications, Inc. (a)	381
6,088	Paycom Software, Inc. (a)	350
9,714	Proofpoint, Inc. (a)	722
13,392	PTC, Inc. (a)	704
6,058	Silver Spring Networks, Inc. (a)	68
3,752	Take-Two Interactive Software, Inc. (a)	222
733	The Ultimate Software Group, Inc. (a)	143

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
59,762	TiVo Corp.	$1,121
6,283	Tyler Technologies, Inc. (a)	971
15,587	Zendesk, Inc. (a)	437

		8,260

	Specialty Retail — 1.79%
368	Ascena Retail Group, Inc. (a)	2
317	Big 5 Sporting Goods Corp.	5
2,795	Burlington Stores, Inc. (a)	272
196	Express, Inc. (a)	2
99	GameStop Corp., Class – A	2
51	Group 1 Automotive, Inc.	4
10,995	MarineMax, Inc. (a)	238
8,708	Monro Muffler Brake, Inc.	453
81	Penske Automotive Group, Inc.	4
213	Rent-A-Center, Inc.	2
152	Sonic Automotive, Inc., Class – A	3
347	Stein Mart, Inc.	1
13,694	Tailored Brands, Inc.	205
11,086	Tile Shop Holdings, Inc.	213
537	Tilly’s, Inc., Class – A	5
16,008	Tractor Supply Co.	1,103

		2,514

	Technology Hardware, Storage & Peripherals — 0.10%
2,961	Electronics for Imaging, Inc. (a)	145

	Textiles, Apparel & Luxury Goods — 0.50%
5,057	Columbia Sportswear Co.	297
140	Movado Group, Inc.	3
15,981	Wolverine World Wide, Inc.	400

		700

	Thrifts & Mortgage Finance — 0.09%
170	EverBank Financial Corp.	3
71	Federal Agricultural Mortgage Corp., Class – C	4
68	First Defiance Financial Corp.	3
129	HomeStreet, Inc. (a)	4
418	MGIC Investment Corp. (a)	4
203	PennyMac Financial Services, Inc. (a)	3
222	Radian Group, Inc.	4
405	TrustCo Bank Corp. NY	3
111	Walker & Dunlop, Inc. (a)	5
1,890	WSFS Financial Corp.	88

		121

	Tobacco — 0.12%
2,422	Universal Corp.	171

	Trading Companies & Distributors — 2.00%
146	Air Lease Corp.	6
171	Aircastle Ltd.	4
10,695	Applied Industrial Technologies, Inc.	661
13,932	Beacon Roofing Supply, Inc. (a)	686
17,249	BMC Stock Holdings, Inc. (a)	390
5,208	DXP Enterprises, Inc. (a)	197
4,534	GATX Corp.	276
11,988	MRC Global, Inc. (a)	220
103	Veritiv Corp. (a)	5
2,592	Watsco, Inc.	371
77	WESCO International, Inc. (a)	5

		2,821

Shares or Principal Amount (000)	Security Description	Value (000)
	Transportation Infrastructure — 0.15%
2,634	Macquarie Infrastructure Corp.	$212

	Wireless Telecommunication Services — 0.00%
99	Spok Holdings, Inc.	2

	Total Common Stocks	128,341

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. *(a)(b)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc. *(a)(c)(d)	—

	Total Contingent Rights	—

	Time Deposit — 3.30%
$4,651	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	4,651

	Total Time Deposit	4,651

	Mutual Funds — 6.42%
304	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(e)	304
85	State Street Institutional Liquid Reserves Fund, 0.00% (e)	85
8,651	State Street Institutional Treasury Plus Money Market Fund, 0.52% (e)	8,650

	Total Mutual Funds	9,039

	Repurchase Agreement — 0.55%
$775	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $775,138 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $790,585) ^^	775

	Total Repurchase Agreement	775

	Total Investments (cost $103,650) — 101.44%	142,806
	Liabilities in excess of other assets — (1.44)%	(2,022)

	Net Assets — 100.00%	$140,784

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2017 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $852 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(d)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(e)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	13.65%	33.90%	37.12%	0.88%	—	5.62%	—	91.17%
Contingent Rights	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	—	1.46%	1.64%	—	—	0.20%	—	3.30%
Mutual Funds	0.12%	0.08%	0.08%	0.02%	3.34%	—	2.78%	6.42%
Repurchase Agreement	0.16%	0.18%	0.21%	—	—	—	—	0.55%
Other Assets (Liabilities)	-0.25%	-0.31%	-0.59%	0.01%	-0.29%	-0.01%	0.00%	-1.44%

Total Net Assets	13.68%	35.31%	38.46%	0.91%	3.05%	5.81%	2.78%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
63	Russell 2000 Mini Index Future	$4,361	6/16/17	$55

	Net Unrealized Appreciation/(Depreciation)			$55

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.41%
	Equity Real Estate Investment Trusts — 81.28%
31,143	Acadia Realty Trust	$936
26,716	Alexandria Real Estate Equities, Inc.	2,953
34,992	American Tower Corp.	4,253
91,635	Apartment Investment & Management Co., Class – A	4,064
33,483	AvalonBay Communities, Inc.	6,146
27,513	Boston Properties, Inc.	3,643
22,390	Coresite Realty Corp.	2,016
79,007	Corporate Office Properties Trust	2,615
89,548	Douglas Emmett, Inc.	3,439
98,347	Duke Realty Corp.	2,584
90,608	Empire State Realty Trust, Inc., Class – A	1,870
6,845	Equinix, Inc.	2,741
32,336	Equity Lifestyle Properties, Inc.	2,492
14,005	Essex Property Trust, Inc.	3,243
24,594	Extra Space Storage, Inc.	1,830
75,557	Forest City Realty Trust, Inc., Class – A	1,646
89,395	GGP Inc.	2,072
121,375	HCP, Inc.	3,797
35,631	Healthcare Trust of America, Inc., Class – A	1,121
32,627	Highwoods Properties, Inc.	1,603
6,993	Hudson Pacific Property, Inc.	242
48,245	Invitation Homes, Inc. (a)	1,053
51,203	LaSalle Hotel Properties	1,482
14,673	Parks Hotels & Resorts, Inc.	377
67,424	Physicians Realty Trust	1,340
19,830	PS Business Parks, Inc.	2,276
27,932	Public Storage	6,115
14,210	Quality Care Properties (a)	268
62,481	Regency Centers Corp.	4,148
48,894	Retail Opportunity Investments Corp.	1,028
135,969	Rexford Industrial Realty	3,062
39,236	Simon Property Group, Inc.	6,749
22,660	SL Green Realty Corp.	2,416
61,660	Summit Hotel Properties, Inc.	985
26,975	Sun Communities, Inc.	2,167
36,415	Taubman Centers, Inc.	2,404
11,460	Universal Health Realty Income Trust	739

		91,915

	Health Care Providers & Services — 0.90%
75,980	Brookdale Senior Living, Inc. (a)	1,020

	Hotels, Restaurants & Leisure — 4.36%
32,415	Hilton Worldwide Holdings, Inc.	1,895
28,546	MGM Resorts International	782
11,752	Vail Resorts, Inc.	2,255

		4,932

	Real Estate Management & Development — 0.87%
44,170	Kennedy-Wilson Holdings, Inc.	981

	Total Common Stocks	98,848

Shares	Security Description	Value (000)
	Mutual Funds — 12.98%
703	DWS Government Cash Money Market Fund, 0.64% (b)	$703
13,972	State Street Institutional Treasury Plus Money Market Fund, 0.52% (b)	13,973

	Total Mutual Funds	14,676

	Total Investments (cost $96,415) — 100.39%	113,524
	Liabilities in excess of other assets — (0.39)%	(436)

	Net Assets — 100.00%	$113,088

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	87.41%	—	87.41%
Mutual Funds	6.23%	0.62%	6.13%	12.98%
Other Assets (Liabilities)	-0.29%	-0.10%	0.00%	-0.39%

Total Net Assets	5.94%	87.93%	6.13%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
228	Dow Jones U.S. Real Estate Index Future	$7,082	6/16/17	$227

	Net Unrealized Appreciation/(Depreciation)			$227

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.86%
	Argentina — 0.19%
59,807	YPF Sociedad Anonima, ADR (Oil, Gas & Consumable Fuels)	$1,452

	Australia — 3.52%
274,615	Alumina Ltd. (Metals & Mining)	375
121,932	Amcor Ltd. (Containers & Packaging)	1,403
338,135	BHP Billiton Ltd. (Metals & Mining)	6,209
120,998	Boral Ltd. (Construction Materials)	540
29,130	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	656
613,638	Fortescue Metals Group Ltd. (Metals & Mining)	2,920
189,276	Incitec Pivot Ltd. (Chemicals)	544
188,889	Newcrest Mining Ltd. (Metals & Mining)	3,213
42,062	Orica Ltd. (Chemicals)	565
191,182	Origin Energy Ltd. (Oil, Gas & Consumable Fuels) (a)	1,029
44,660	Rio Tinto Ltd. (Metals & Mining)	2,062
178,448	Santos Ltd. (Oil, Gas & Consumable Fuels) (a)	518
583,052	South32 Ltd. (Metals & Mining)	1,229
1,232,848	South32, Ltd. (Metals & Mining)	2,575
691,521	Western Areas Ltd. (Metals & Mining) ^(a)	1,220
79,473	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,948

		27,006

	Austria — 0.41%
16,449	OMV AG (Oil, Gas & Consumable Fuels)	647
281,806	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services)	1,969
12,757	Voestalpine AG (Metals & Mining)	502

		3,118

	Belgium — 0.21%
8,116	Solvay SA (Chemicals)	992
10,680	Umicore SA (Chemicals)	608

		1,600

	Bermuda — 0.07%
360,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	333
183,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	197

		530

	Brazil — 1.48%
70,000	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) (a)	205
13,613	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	169
20,577	Duratex SA (Paper & Forest Products)	61
28,000	Fibria Celulose SA (Paper & Forest Products)	257
293,797	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	2,846
312,012	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,519
40,403	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	923

Shares	Security Description	Value (000)
	Brazil (continued)
428,120	Vale SA, ADR (Metals & Mining)	$4,068
135,510	Vale SA (Metals & Mining)	1,296

		11,344

	Canada — 8.31%
24,500	Agnico-Eagle Mines Ltd. (Metals & Mining)	1,040
13,787	Agrium, Inc. (Chemicals) ^	1,316
18,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels)	424
39,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	562
135,033	Barrick Gold Corp., ADR (Metals & Mining)	2,564
122,700	Barrick Gold Corp. (Metals & Mining)	2,331
44,200	Cameco Corp. (Oil, Gas & Consumable Fuels) ^	489
204,269	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,689
3,100	CCL Industries, Inc., Class B (Containers & Packaging)	676
90,914	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	1,029
60,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	653
80,404	Eldorado Gold Corp. (Metals & Mining)	275
97,911	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4,102
72,203	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,021
100,400	Encana Corp. (Oil, Gas & Consumable Fuels)	1,176
199,571	First Quantum Minerals Ltd. (Metals & Mining)	2,121
18,640	Franco-Nevada Corp. (Metals & Mining)	1,221
89,800	Goldcorp, Inc. (Metals & Mining)	1,310
201,200	Hudbay Minerals, Inc. (Metals & Mining)	1,322
214,475	Husky Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	2,421
32,360	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	986
40,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	845
223,100	Ivanhoe Mines, Ltd. (Metals & Mining) (a)	779
20,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	601
139,600	Kinross Gold Corp. (Metals & Mining) (a)	492
403,100	Lucara Diamond Corp. (Metals & Mining)	937
10,100	Methanex Corp. (Chemicals)	473
41,069	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,302
18,400	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels) ^	378
88,346	Potash Corporation of Saskatchewan, Inc. (Chemicals)	1,510
23,000	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	485
26,900	Seven Generations Energy (Oil, Gas & Consumable Fuels) (a)	492

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
48,151	Silver Wheaton Corp. (Metals & Mining)	$1,003
291,622	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	8,954
59,697	Teck Cominco Ltd., Class B (Metals & Mining)	1,306
70,634	Teck Resources Ltd., Class B (Metals & Mining)	1,547
23,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels) (a)	526
89,600	TransCanada Corp. (Oil, Gas & Consumable Fuels) ^	4,135
112,906	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	345
137,748	Uranium Participation Corp. (Capital Markets) (a)(b)	421
34,900	Veresen, Inc. (Oil, Gas & Consumable Fuels)	386
13,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	488
7,400	West Fraser Timber Co. Ltd. (Paper & Forest Products)	310
106,300	Yamana Gold, Inc. (Metals & Mining)	293

		63,736

	Chile — 0.12%
140,232	Empresas CMPC SA (Paper & Forest Products)	342
50,814	Empresas Copec SA (Oil, Gas & Consumable Fuels)	553

		895

	China — 1.73%
2,110,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) ^(a)	1,032
138,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	472
229,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels) (a)	116
324,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	208
2,171,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	2,084
2,673,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	2,168
379,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	882
1,872,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	2,235
140,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	218
2,212,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	1,620
392,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	217
911,000	Weichai Power Co. Ltd. (Machinery)	1,608
208,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	162
643,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	238

		13,260

Shares	Security Description	Value (000)
	Colombia — 0.09%
51,680	Cementos Argos SA (Construction Materials)	$212
551,082	Ecopetrol SA (Oil, Gas & Consumable Fuels) (a)	259
32,582	Grupo Argos SA (Construction Materials)	230

		701

	Curaçao — 2.28%
224,286	Schlumberger Ltd. (Energy Equipment & Services)	17,517

	Denmark — 0.22%
11,094	Christian Hansen Holding A/S (Chemicals)	712
25,258	Novozymes A/S, B Shares (Chemicals)	1,001

		1,713

	Finland — 0.34%
14,319	Neste Oil Oyj (Oil, Gas & Consumable Fuels) ^	558
61,803	Stora Enso Oyj, R Shares (Paper & Forest Products)	730
56,193	UPM-Kymmene Oyj (Paper & Forest Products) ^	1,321

		2,609

	France — 2.31%
40,933	Air Liquide SA (Chemicals)	4,676
7,620	Arkema SA (Chemicals)	752
4,017	Imerys SA (Construction Materials)	341
236,135	Total SA (Oil, Gas & Consumable Fuels)	11,943

		17,712

	Germany — 2.43%
96,700	BASF SE (Chemicals)	9,584
7,951	Covestro AG (Chemicals)	612
18,297	Evonik Industries AG (Chemicals)	597
15,668	HeidelbergCement AG (Construction Materials)	1,467
21,472	K+S AG – Registered (Chemicals) ^	499
10,268	Lanxess AG (Chemicals)	689
19,555	Linde AG (Chemicals)	3,256
13,835	Symrise AG (Chemicals)	920
40,287	ThyssenKrupp AG (Metals & Mining)	987

		18,611

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	89

	Hong Kong — 0.23%
4,640,000	Minmetals Resources Ltd. (Metals & Mining) (a)	1,731

	Hungary — 0.04%
4,004	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	274

	India — 0.89%
462,897	Ambuja Cement Ltd., GDR (Construction Materials)	1,687
67,804	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (a)(c)	2,733

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
264,075	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	$1,946
28,883	Vedanta Ltd., ADR (Metals & Mining)	496

		6,862

	Indonesia — 0.13%
1,607,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	211
165,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	206
332,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	225
187,500	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	373

		1,015

	Ireland (Republic of) — 0.40%
87,357	CRH PLC (Construction Materials)	3,082

	Israel — 0.06%
4,298	Frutarom Industries, Ltd. (Chemicals)	241
57,266	Israel Chemicals Ltd. (Chemicals)	243

		484

	Italy — 1.64%
532,472	Eni SpA (Oil, Gas & Consumable Fuels)	8,719
5,887,677	Saipem SpA (Energy Equipment & Services) (a)	2,672
267,187	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,155

		12,546

	Japan — 3.80%
16,700	Air Water, Inc. (Chemicals)	308
134,000	Asahi Kasei Corp. (Chemicals)	1,300
31,400	Daicel Corp. (Chemicals)	378
11,700	Hitachi Chemical Co. Ltd. (Chemicals)	324
24,100	Hitachi Metals Ltd. (Metals & Mining)	338
9,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	341
424,000	INPEX Corp. (Oil, Gas & Consumable Fuels)	4,168
57,200	JFE Holdings, Inc. (Metals & Mining)	981
21,600	JSR Corp. (Chemicals)	364
315,494	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,550
31,000	Kaneka Corp. (Chemicals)	231
24,500	Kansai Paint Co. Ltd. (Chemicals)	520
34,700	Kobe Steel Ltd. (Metals & Mining) (a)	317
39,800	Kuraray Co. Ltd. (Chemicals)	604
6,300	Maruichi Steel Tube Ltd. (Metals & Mining)	179
148,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,149
20,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	422
12,500	Mitsubishi Materials Corp. (Metals & Mining)	378
103,000	Mitsui Chemicals, Inc. (Chemicals)	509
18,300	Nippon Paint Holdings Co. Ltd. (Chemicals)	637
165,700	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,819

Shares	Security Description	Value (000)
	Japan (continued)
13,800	Nissan Chemical Industries, Ltd. (Chemicals)	$402
17,400	Nitto Denko Corp. (Chemicals)	1,345
91,000	Oji Paper Co. Ltd. (Paper & Forest Products)	426
41,015	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,553
21,000	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	213
176,000	Sumitomo Chemical Co. Ltd. (Chemicals)	983
55,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	782
136,000	Taiheiyo Cement Corp. (Construction Materials)	455
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	135
21,000	Teijin Ltd. (Chemicals)	396
155,000	Toray Industries, Inc. (Chemicals)	1,374
18,300	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	297

		29,178

	Jersey — 1.88%
2,923,504	Glencore International PLC (Metals & Mining) (a)	11,468
28,976	Petrofac Ltd. (Energy Equipment & Services)	334
29,743	Randgold Resources Ltd. (Metals & Mining)	2,595

		14,397

	Luxembourg — 0.66%
497,636	ArcelorMittal (Metals & Mining) (a)	4,186
51,488	Tenaris SA (Energy Equipment & Services)	883

		5,069

	Malaysia — 0.11%
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	48
269,200	Petronas Chemicals Group Berhad (Chemicals)	469
22,200	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	120
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services) (a)	224

		861

	Mexico — 0.43%
1,476,674	CEMEX SAB de CV (Construction Materials) (a)	1,338
401,534	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,205
15,609	Industrias Penoles SAB de CV (Metals & Mining)	402
119,820	Mexichem SAB de CV (Chemicals)	326

		3,271

	Netherlands — 1.02%
26,070	Akzo Nobel NV (Chemicals)	2,162
4,889	Core Laboratories NV (Energy Equipment & Services)	565
19,869	Koninklijke DSM NV (Chemicals)	1,344

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
7,853	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	$342
37,228	LyondellBasell Industries NV, Class A (Chemicals)	3,395

		7,808

	New Zealand — 0.06%
77,688	Fletcher Building Ltd. (Construction Materials)	453

	Norway — 1.09%
150,872	Norsk Hydro ASA (Metals & Mining)	877
394,733	Statoil ASA (Oil, Gas & Consumable Fuels)	6,747
19,923	Yara International ASA (Chemicals)	767

		8,391

	Papua New Guinea — 0.11%
153,063	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	844

	Peru — 0.03%
21,300	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	256

	Poland — 0.27%
3,383	Grupa Azoty SA (Chemicals)	59
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	210
5,927	Jastrzebska Spolka Weglowa SA (Metals & Mining) (a)	94
15,706	KGHM Polska Miedz SA (Metals & Mining)	459
35,828	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	904
197,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	295
43,774	Synthos SA (Chemicals)	58

		2,079

	Portugal — 0.11%
55,986	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	850

	Qatar — 0.02%
30,321	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	177

	Russia — 1.64%
289,200	ALROSA AO (Metals & Mining)	469
1,025,453	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	4,584
44,609	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	2,362
58,618	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	920
9,932	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,237
10,897	Phosagro OAO, GDR (Chemicals)	159
132,013	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	751
23,380	Severstal, Registered Shares, GDR (Metals & Mining)	337

Shares	Security Description	Value (000)
	Russia (continued)
161,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	$826
25,684	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	946

		12,591

	South Africa — 0.91%
65,302	Anglo Platinum Ltd. (Metals & Mining) (a)	1,492
45,789	AngloGold Ashanti Ltd. (Metals & Mining)	489
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	208
92,164	Gold Fields Ltd. (Metals & Mining)	322
70,067	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	236
13,273	Mondi Ltd. (Paper & Forest Products)	317
60,742	Sappi Ltd. (Paper & Forest Products)	414
112,807	Sasol Ltd. (Chemicals)	3,287
82,919	Sibanye Gold Ltd. (Metals & Mining)	178

		6,943

	South Korea — 1.19%
5,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	302
12,018	Hanwha Chemical Corp. (Chemicals)	284
1,730	Honam Petrochemical Corp. (Chemicals)	573
2,364	Hyosung Corp. (Chemicals)	286
8,982	Hyundai Steel Co. (Metals & Mining)	470
5,736	Korea Zinc Co. (Metals & Mining)	2,216
2,051	Kumho Petro Chemical Co. Ltd. (Chemicals) ^	145
5,080	LG Chem Ltd. (Chemicals)	1,336
1,265	OCI Co. Ltd. (Chemicals)	96
7,344	POSCO (Metals & Mining)	1,911
7,057	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,051
5,030	S-Oil Corp. (Oil, Gas & Consumable Fuels)	452

		9,122

	Spain — 0.58%
286,156	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,418

	Sweden — 0.17%
30,684	Boliden AB (Metals & Mining)	915
20,910	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (a)	424

		1,339

	Switzerland — 1.73%
918	EMS-Chemie Holding AG – Registered (Chemicals)	535
972	Givaudan SA (Chemicals)	1,751
47,923	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,833
235	Sika AG (Chemicals)	1,410
9,747	Syngenta AG, Registered Shares (Chemicals)	4,303
362,370	Weatherford International PLC (Energy Equipment & Services) (a)	2,410

		13,242

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan — 0.77%
264,082	Asia Cement Corp. (Construction Materials)	$266
1,293,376	China Steel Corp. (Metals & Mining)	1,079
353,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,098
128,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	447
435,160	Formosa Plastics Corp. (Chemicals)	1,298
501,010	Nan Ya Plastics Corp. (Chemicals)	1,187
373,000	Taiwan Cement Corp. (Construction Materials)	447
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	93

		5,915

	Thailand — 0.49%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	80
125,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	101
94,900	Indorama Ventures PCL (Chemicals)	97
1,622,100	IRPC PCL – Foreign (Oil, Gas & Consumable Fuels)	243
251,055	PTT Chemical Public Co. Ltd. (Chemicals)	536
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	483
115,500	PTT PCL (Oil, Gas & Consumable Fuels)	1,301
45,800	Siam Cement PCL (Construction Materials)	720
91,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	201

		3,762

	Turkey — 0.09%
157,059	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	255
49,620	Petkim Petrokimya Holding A/S (Chemicals)	69
13,985	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	348

		672

	United Kingdom — 9.23%
297,587	Anglo American PLC (Metals & Mining) (a)	4,546
44,239	Antofagasta PLC (Metals & Mining)	462
749,796	BHP Billiton PLC (Metals & Mining)	11,592
1,968,883	BP PLC (Oil, Gas & Consumable Fuels)	11,285
14,724	Croda International PLC (Chemicals)	657
60,784	Ensco PLC, Class A, ADR (Energy Equipment & Services)	544
24,801	Fresnillo PLC (Metals & Mining)	483
256,206	Hunting PLC (Energy Equipment & Services)	1,813
21,712	Johnson Matthey PLC (Chemicals)	838
41,199	Mondi PLC (Paper & Forest Products)	995
197,516	Rio Tinto PLC (Metals & Mining)	7,941
659,808	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	17,324
392,595	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	10,743

Shares	Security Description	Value (000)
	United Kingdom (continued)
24,010	TechnipFMC PLC (Energy Equipment & Services)	$783
24,600	TechnipFMC PLC (Energy Equipment & Services) (a)	800

		70,806

	United States — 28.36%
21,660	Air Products & Chemicals, Inc. (Chemicals)	2,930
12,278	Albemarle Corp. (Chemicals)	1,297
54,513	Alcoa Corp. (Metals & Mining) (a)	1,875
69,266	Allegheny Technologies, Inc. (Metals & Mining)	1,244
99,420	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,164
17,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	392
39,800	Apache Corp. (Oil, Gas & Consumable Fuels)	2,045
17,924	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) (a)	1,236
7,000	Ashland Global Holdings, Inc. (Chemicals)	867
10,000	Avery Dennison Corp. (Containers & Packaging)	806
24,100	Axalta Coating Systems Ltd. (Chemicals) (a)	776
42,625	Baker Hughes, Inc. (Energy Equipment & Services)	2,550
17,481	Ball Corp. (Containers & Packaging)	1,298
50,800	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,215
15,200	Celanese Corp., Series A (Chemicals)	1,366
25,525	CF Industries Holdings, Inc. (Chemicals)	749
188,948	Chevron Corp. (Oil, Gas & Consumable Fuels)	20,287
9,900	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,183
14,700	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	1,887
196,670	ConocoPhillips (Oil, Gas & Consumable Fuels)	9,808
10,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	474
15,700	Crown Holdings, Inc. (Containers & Packaging) (a)	831
49,300	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	2,057
8,500	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	882
92,110	E.I. du Pont de Nemours & Co. (Chemicals)	7,399
15,556	Eastman Chemical Co. (Chemicals)	1,257
27,636	Ecolab, Inc. (Chemicals)	3,464
92,190	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	8,993
18,838	EQT Corp. (Oil, Gas & Consumable Fuels)	1,151
303,300	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	24,874
27,703	First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	751
14,962	FMC Corp. (Chemicals)	1,041

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
132,817	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining) (a)	$1,774
90,248	Halliburton Co. (Energy Equipment & Services)	4,440
11,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	786
83,346	Hess Corp. (Oil, Gas & Consumable Fuels)	4,018
18,772	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	532
8,700	International Flavors & Fragrances, Inc. (Chemicals)	1,153
41,100	International Paper Co. (Containers & Packaging)	2,087
380,645	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	8,275
88,834	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,404
55,482	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	2,804
6,228	Martin Marietta Materials, Inc. (Construction Materials)	1,359
46,026	Monsanto Co. (Chemicals)	5,210
18,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	523
39,558	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,586
84,384	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	3,115
55,875	Newmont Mining Corp. (Metals & Mining)	1,842
45,120	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,549
33,500	Nucor Corp. (Metals & Mining)	2,001
146,305	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,270
22,900	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,270
10,300	Packaging Corp. of America (Containers & Packaging)	944
17,100	Parsley Energy, Inc., Class A (Oil, Gas & Consumable Fuels) (a)	556
49,324	Phillips 66 (Oil, Gas & Consumable Fuels)	3,907
30,483	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,677
10,600	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	331
28,122	PPG Industries, Inc. (Chemicals)	2,955
29,950	Praxair, Inc. (Chemicals)	3,552
20,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	603
18,963	Reliance Steel & Aluminum Co. (Metals & Mining)	1,517
21,600	Sealed Air Corp. (Containers & Packaging)	941
10,660	Southern Copper Corp. (Metals & Mining)	383
18,200	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,090
56,783	Tesoro Corp. (Oil, Gas & Consumable Fuels)	4,603
118,629	The Dow Chemical Co. (Chemicals)	7,538

Shares or Principal Amount (000)	Security Description	Value (000)
	United States (continued)
36,418	The Mosaic Co. (Chemicals)	$1,063
8,251	The Sherwin-Williams Co. (Chemicals)	2,559
74,700	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,210
48,400	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,208
8,200	Valspar Corp. (Chemicals)	910
13,900	Vulcan Materials Co. (Construction Materials)	1,675
7,900	W.R. Grace & Co. (Chemicals)	551
26,400	WestRock Co. (Containers & Packaging)	1,374
137,436	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	1,300

		217,594

	Total Common Stocks	627,925

	Preferred Stocks – 0.81%
	Brazil — 0.63%
17,400	Braskem SA – Preferred, Class A (Chemicals)	177
102,900	Gerdau SA – Preferred (Metals & Mining)	358
377,400	Klabin SA – Preferred (Containers & Packaging)	321
411,075	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,913
45,300	Suzano Papel e Celulose SA – Preferred, Class A (Paper & Forest Products)	192
202,704	Vale SA – Preferred (Metals & Mining)	1,835

		4,796

	Chile — 0.05%
10,804	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	371

	Germany — 0.05%
7,797	Fuchs Petrolub AG – Preferred (Chemicals)	380

	Russia — 0.07%
174	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	537

	South Korea — 0.01%
578	LG Chem Ltd. – Preferred (Chemicals)	98

	Total Preferred Stocks	6,182

	Corporate Bonds — 3.39%
$21	Eurosail PLC, Series 2006-4X, Class A3C, 0.51%, 12/10/44, Callable 6/10/31 @ 100(Commercial Services & Supplies) (d)	26

1,750	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100(Oil, Gas & Consumable Fuels)	1,942

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$2,000	Antero Resources Finance, 5.38%, 11/1/21, Callable 5/8/17 @ 104.03(Oil, Gas & Consumable Fuels)	$2,054
100	AT&T, Inc., 1.62%, 1/15/20(Diversified Telecommunication Services) (d)	101
2,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100(Oil, Gas & Consumable Fuels)	1,959
1,500	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100(Oil, Gas & Consumable Fuels)	1,558
2,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75(Oil, Gas & Consumable Fuels)	2,068
2,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 5/8/17 @ 102.5(Oil, Gas & Consumable Fuels)	2,020
2,000	Enterprise Products Operations, 6.30%, 9/15/17(Oil, Gas & Consumable Fuels)	2,041
350	Ford Motor Credit Co. LLC, 1.63%, 9/8/17(Consumer Finance) (d)	350
400	Goldman Sachs Group, Inc., 2.33%, 9/15/20, Callable 8/15/20 @ 100(Capital Markets) (d)	406
1,850	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100(Oil, Gas & Consumable Fuels)	1,822
1,976	Marathon Oil Corp., 6.00%, 10/1/17(Oil, Gas & Consumable Fuels)	2,019
813	Nabors Industries, Inc., 4.63%, 9/15/21(Energy Equipment & Services)	820
2,000	Newfield Exploration Co., 5.75%, 1/30/22(Oil, Gas & Consumable Fuels)	2,122
1,069	Noble Energy, Inc. Senior Note, 5.63%, 5/1/21, Callable 5/8/17 @ 102.81(Oil, Gas & Consumable Fuels)	1,101
1,050	Plains All American Pipeline, LP, 3.60%, 11/1/24, Callable 8/1/24 @ 100(Oil, Gas & Consumable Fuels)	1,016
2,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100(Oil, Gas & Consumable Fuels) (c)	2,050
100	Reed Elsevier NV, 8.63%, 1/15/19(Professional Services)	111
100	Santander Holdings USA, 2.50%, 11/24/17(Banks) (d)	101
200	Synchrony Financial, 2.44%, 11/9/17(Consumer Finance) (d)	201
100	Verizon Communications, 3.50%, 11/1/21(Diversified Telecommunication Services)	102

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$16	WAMU Mortgage Pass-Through Certificates, Series 02-AR17, Class 1A, 1.84%, 11/25/42, Callable 4/25/17 @ 100(Banks) (d)	$15

	Total Corporate Bonds	26,005

	Asset Backed Securities — 0.01%
57	Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class: A1, 4.37%, 11/27/45, Callable 4/25/17 @ 100 (c)(d)	57

	Total Asset Backed Securities	57

	Collateralized Mortgage Obligations — 0.11%
100	Banc of America Merrill Lynch Large Loan, Series 2015-ASHF, Class A, 2.13%, 1/15/28 (c)(d)	100
65	Colt Funding LLC, Series 2016-1, Class A1, 3.00%, 5/25/46, Callable 6/25/18 @ 100 (c)(d)	66
100	Cavalry CLO Ltd., Series 2A, Class A, 2.37%, 1/17/24, Callable 4/17/17 @ 100 (c)(d)	100
11	Goldman Sachs Real Estate Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.49%, 1/25/35, Callable 4/25/17 @ 100 (d)	10
100	IndyMac Residential, Series 2005-B, Class M3, 1.47%, 8/25/35, Callable 11/25/19 @ 100 (d)	97
100	NovaStar Home Equity Loan, Series 2005-1, Class M5, 2.06%, 6/25/35 (d)	96
13	WAMU Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 1.27%, 10/25/45, Callable 4/25/19 @ 100 (d)	13
361	Highlander Euro CDO, Series 2007-3X, Class A, 0.07%, 5/1/23, Callable 5/1/17 @ 100 (c)(d)	384

	Total Collateralized Mortgage Obligations	866

	Certificates of Deposit — 0.14%
100	Barclays Bank PLC NY, 11/6/17 (d)	100
100	Barclays Bank PLC NY, 9/8/17 (d)	100
200	Credit Suisse New York, 1.92%, 9/12/17 (d)	200
200	Natixis NY Branch, 1.55%, 9/25/17	201
200	Norinchukin Bank NY, 1.73%, 10/12/17 (d)	202
100	Sumitomo Mitsui Bank NY, 9/15/17 (d)	100
100	Sumitomo Mitsui Trust NY, 1.72%, 10/6/17 (d)	100
100	Sumitomo Mitsui Trust NY, 1.88%, 9/18/17 (d)	100

	Total Certificates of Deposit	1,103

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Global Bonds — 0.08%
	Denmark — 0.08%
$100	Nykredit, Series 12H, 2.00%, 4/1/17 (e)	$14
500	Nykredit, Series 12H, 2.00%, 7/1/17 (e)	72
200	Nykredit, 2.00%, 10/1/17 (e)	29
200	Nykredit Realkredit A/S, Series 13H., 1.00%, 4/1/17 (e)	29
200	Nykredit Realkredit A/S, Series 13H., 1.00%, 7/1/17 (e)	29
1,300	Realkredit Danmark, 2.00%, 4/1/17 (e)	186
1,600	Realkredit Danmark, Series 10F, 1.00%, 4/1/17 (e)	230

	Total Global Bonds	589

	U.S. Government Agency Securities — 0.89%
200	Federal Home Loan Bank, 0.60%, 4/24/17 (b)(f)	200
500	Federal Home Loan Bank, 0.59%, 4/21/17 (b)(f)	500
600	Federal Home Loan Bank, 0.68%, 5/11/17 (b)(f)	600
1,800	Federal Home Loan Bank, 0.61%, 4/27/17 (b)(f)	1,798
900	Federal Home Loan Bank, 0.57%, 4/17/17 (b)(f)	900
800	Federal Home Loan Bank, 0.50%, 4/11/17 (b)(f)	800
600	Federal Home Loan Bank, 0.48%, 4/10/17 (b)(f)	600
102	Federal Home Loan Bank, 0.53%, 4/13/17 (b)(f)	102
1,200	Federal Home Loan Bank, 0.52%, 4/12/17 (b)(f)	1,199
115	Federal National Mortgage Association, 3.07%, 5/1/38 (d)	122

	Total U.S. Government Agency Securities	6,821

	U.S. Treasury Obligations — 0.36%
221	U.S. Treasury Bill, 0.62%, 4/20/17 (b)(f)	221
580	U.S. Treasury Bill, 0.64%, 4/27/17 (b)(f)	579
420	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	424
158	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22 (g)	160
13	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	15
420	U.S. Treasury Note, 2.00%, 2/15/25	411
70	U.S. Treasury Note, 1.63%, 5/15/26	66
232	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	262
583	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	643

	Total U.S. Treasury Obligations	2,781

	Yankee Dollars — 0.36%
	Canada — 0.26%
2,000	Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100 (Oil, Gas & Consumable Fuels)	2,020

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Germany — 0.01%
$100	Deutsche Bank AG, 2.47%, 1/18/19(Capital Markets) (d)	$101

	Netherlands — 0.03%
200	Volkswagen International Finance NV, 2.13%, 11/20/18 (Automobiles) (c)	200

	Spain — 0.01%
100	Telefonica Emisiones Sau, 5.88%, 7/15/19 (Diversified Telecommunication Services)	108

	Switzerland — 0.05%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets)	347

	Total Yankee Dollars	2,776

	Time Deposit — 0.43%
3,318	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17 (b)	3,318

	Total Time Deposit	3,318

	Mutual Funds — 7.13%
2,581,000	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(h)	2,581
158,000	State Street Institutional Treasury Money Market Fund, 0.52% (h)	158
51,954,000	State Street Institutional Treasury Plus Money Market Fund, 0.52% (h)	51,954

	Total Mutual Funds	54,693

	Purchased Options and Swaptions — 0.0%
	Total Purchased Options and Swaptions	82

	Repurchase Agreements — 4.85%
$5,900	Bank of America Corp., 0.79%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $5,900,388 collateralized by U.S. Treasury Note, 3.75%, 11/18/18 – 11/18/48 fair value $6,018,148) (b)	5,900
1,000	Bank of Nova Scotia, 1.00%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $1,016,946 collateralized by U.S. Treasury Note, 0.75%, 10/31/17 fair value $1,020,270)	1,000
1,000	Barclays Capital Group, 0.97%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $1,016,657 collateralized by U.S. Treasury Note, 1.75%, 5/15/23 fair value $1,022,941)	1,000

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$1,000	BNP Paribas, 0.96%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $1,032,745 collateralized by U.S. Treasury Obligations, 3.00%, 6/20/46 fair value $1,033,702)	$1,000
6,000	BNP Paribas, 0.78%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $6,000,390 collateralized by U.S. Treasury Obligations, 0.63% – 7.63%, 6/15/17 – 11/15/44 fair value $6,120,089) (b)	6,000
1,000	Deutsche Bank Securities, Inc., 0.96%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $1,024,457 collateralized by U.S. Treasury Note, 0.75%, 7/15/19 fair value $1,026,070)	1,000
6,000	Deutsche Bank Securities, Inc., 0.80%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $6,000,400 collateralized by U.S. Treasury Obligations, 0.75% – 3.63%, 5/25/17 – 8/15/46 fair value $6,120,071) (b)	6,000
6,587	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $6,587,107 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $6,718,378) ^^	6,587
1,000	JPMorgan Securities, 0.96%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $1,030,876 collateralized by U.S. Treasury Obligations, 3.00%, 1/20/47 fair value $1,031,165)	1,000
1,000	Merrill Lynch Pierce Fenner & Smith, Inc., 0.97%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $1,031,110 collateralized by U.S. Treasury Bond, 3.38%, 5/15/44 fair value $1,041,944)	1,000
6,000	RBS Securities, Inc., 0.78%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $6,000,390 collateralized by U.S. Treasury Note, 0.78%, 4/30/18 fair value $6,107,642) (b)	6,000
700	Toronto Dominion Bank NY, 0.97%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $718,893 collateralized by U.S. Treasury Bond, 3.13%, 8/15/44 fair value $720,676)	700

	Total Repurchase Agreements	37,187

	Total Investments (cost $690,568) — 100.42%	770,385
	Liabilities in excess of other assets — (0.42%)	(3,214)

	Net Assets — 100.00%	$767,171

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $8,986 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2017.

(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(f)	Rate disclosed represents effective yield at purchase.

(g)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(h)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Vaughan Nelson Investment Management L.P.	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	60.97%	—	—	—	20.88%	—	81.85%
Preferred Stocks	0.81%	—	—	—	—	—	0.81%
Corporate Bonds	—	0.18%	—	3.21%	—	—	3.39%
Asset Backed Security	—	0.01%	—	—	—	—	0.01%
Collateralized Mortgage Obligations	—	0.11%	—	—	—	—	0.11%
Certificates of Deposit	—	0.14%	—	—	—	—	0.14%
Global Bonds	—	0.08%	—	—	—	—	0.08%
U.S. Government Agency Securities	—	0.89%	—	—	—	—	0.89%
U.S. Treasury Obligations	—	0.36%	—	—	—	—	0.36%
Yankee Dollars	—	0.10%	—	0.26%	—	—	0.36%
Time Deposit	—	0.06%	—	—	0.38%	—	0.44%
Mutual Funds	0.79%	—	6.03%	0.01%	0.01%	0.29%	7.13%
Purchased Options and Swaptions	—	0.00%	—	—	—	—	0.00%
Repurchase Agreements	0.84%	0.87%	—	—	3.14%	—	4.85%
Other Assets	-0.65%	0.05%	-0.02%	0.04%	0.16%	0.00%	-0.42%

Total Net Assets	62.76%	2.85%	6.01%	3.52%	24.57%	0.29%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
3	10-Year US Treasury Note Future (a)	$374	6/21/17	$1
63	Brent Crude Future (a)	3,372	5/1/17	74
1	Brent Crude Future (a)	54	5/31/17	(3)
(1)	Brent Crude Future (a)	(54)	8/31/17	4
2	Brent Crude Future (a)	108	11/30/17	(7)
(1)	Brent Crude Future (a)	(54)	2/28/18	3
(1)	Brent Crude Future (a)	(54)	7/31/18	(2)
(6)	Brent Crude Future (a)	(321)	10/31/18	(18)
(1)	Brent Crude Future (a)	(53)	1/31/19	(2)
(10)	Brent Crude Future (a)	(532)	10/31/19	21
58	Canadian Dollar Future	4,369	6/20/17	60
8	Cocoa Future (a)	168	7/14/17	—
61	Corn Future (a)	1,111	5/12/17	(45)
(3)	Corn Future (a)	(57)	9/14/17	2
(23)	Corn Future (a)	(446)	12/14/17	(8)
3	Corn Future (a)	60	3/14/18	(1)
1	Cotton No.2 Future (a)	39	5/8/17	—
(1)	Cotton No.2 Future (a)	(39)	7/7/17	—
1	Cotton No.2 Future (a)	37	12/6/17	—
21	Electrolytic Copper Future (a)	3,066	6/19/17	(49)
14	E-Mini S&P 500 Future	1,651	6/16/17	(3)
16	Gas Oil Future (a)	754	5/11/17	18
16	Gasoline RBOB Future (a)	1,144	4/28/17	43
(4)	Gasoline RBOB Future (a)	(246)	11/30/17	17
29	Gold 100 Oz Future (a)	3,628	6/28/17	121
43	Hard Red Winter Wheat Future (a)	904	5/12/17	(67)
6	Hard Red Winter Wheat Future (a)	130	7/14/17	(11)
(1)	Live Cattle Future (a)	(48)	5/1/17	(3)
4	Live Cattle Future (a)	177	7/3/17	15
1	Live Cattle Future (a)	43	9/1/17	2
5	LME Lead Future (a)	293	6/19/17	9
13	Mini MSCI EAFE Index Future	1,158	6/16/17	19
13	Mini MSCI Emerging Markets Index Future	625	6/16/17	26
(7)	Natural Gas Future (a)	(223)	4/26/17	(2)
(2)	Natural Gas Future (a)	(65)	5/26/17	(5)
(1)	Natural Gas Future (a)	(33)	6/28/17	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
3	Natural Gas Future (a)	$100	7/27/17	$2
(1)	Natural Gas Future (a)	(33)	8/29/17	(1)
(1)	Natural Gas Future (a)	(33)	9/27/17	—
10	Natural Gas Future (a)	356	12/27/17	19
1	Natural Gas Future (a)	34	2/26/18	(1)
2	Natural Gas Future (a)	58	3/27/18	(1)
11	NY Harbor ULSD Future (a)	727	4/28/17	30
4	NYMEX Palladium Future (a)	319	6/28/17	11
37	NYMEX WTI Crude Future (a)	1,872	4/20/17	(76)
5	NYMEX WTI Crude Future (a)	255	5/22/17	(17)
(1)	NYMEX WTI Crude Future (a)	(52)	8/23/17	3
15	NYMEX WTI Crude Future (a)	781	11/20/17	6
2	NYMEX WTI Crude Future (a)	104	2/21/18	(8)
1	NYMEX WTI Crude Future (a)	52	5/23/18	(4)
(8)	NYMEX WTI Crude Future (a)	(413)	11/19/18	24
27	Primary Aluminum Future (a)	1,326	6/19/17	52
(2)	Primary Aluminum Future (a)	(99)	12/18/17	(9)
6	Primary Nickel Future (a)	361	6/19/17	(34)
3	Rapeseed Future (a)	59	10/31/17	(3)
31	S&P Toronto Stock Exchange 60 Index Future	4,253	6/15/17	(2)
9	Silver Future (a)	822	5/26/17	24
13	Soybean Future (a)	615	5/12/17	(72)
2	Soybean Future (a)	96	7/14/17	(3)
5	Soybean Future (a)	239	11/14/17	(21)
4	Soybean Meal Future (a)	123	5/12/17	(14)
47	Sugar #11 (World) Future (a)	882	4/28/17	(206)
1	Sugar #11 (World) Future (a)	19	6/30/17	(4)
(13)	Sugar #11 (World) Future (a)	(249)	10/2/17	15
26	Wheat (CBT) Future (a)	554	5/12/17	(14)
1	Wheat (CBT) Future (a)	22	7/14/17	4
1	White Sugar Future (a)	24	4/13/17	(3)
1	White Sugar Future (a)	24	7/14/17	(1)
16	Zinc Future (a)	1,108	6/19/17	(21)

	Net Unrealized Appreciation/(Depreciation)			$(116)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/17 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
67,000	British Pound Sterling	Citibank	5/15/17	$84	$84	$—
142,000	Canadian Dollar	Goldman Sachs	5/15/17	108	107	(1)
58,000	Euro	BNP Paribas	5/15/17	62	62	—
282,000	Euro	Goldman Sachs	5/15/17	302	301	(1)
621,000	Mexican Peso	BNP Paribas	4/17/17	30	33	3

	Total Currencies Purchased			$586	$587	$1

	Currencies Sold
83,000	British Pound Sterling	JPMorgan Chase	4/4/17	$102	$104	$(2)
6,000	British Pound Sterling	BNP Paribas	4/4/17	7	7	—
142,000	Canadian Dollar	Goldman Sachs	4/4/17	107	107	—
1,127,200	Danish Krone	Deutsche Bank	4/3/17	168	162	6
712,000	Danish Krone	Barclays Bank	7/3/17	109	103	6
2,118,800	Danish Krone	BNP Paribas	4/3/17	322	305	17
204,000	Danish Krone	JPMorgan Chase	10/2/17	31	29	2
644,000	Euro	BNP Paribas	5/2/17	696	688	8
644,000	Euro	BNP Paribas	4/4/17	684	687	(3)
3,000	Euro	Goldman Sachs	5/15/17	3	3	—

	Total Currencies Sold			$2,229	$2,195	$34

	Net Unrealized Appreciation/(Depreciation)					$35

Options & Swaptions Contracts

Exchange-traded options purchased as of March 31, 2017 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Copper LME Option (a)	Call	$6,000.00	6/7/17	3	$17	$10	$(7)
Crude Oil Future (a)	Call	50.00	5/17/17	5	7	13	6
Primary Aluminum Future (a)	Call	1,800.00	6/7/17	12	18	40	22
WTI-Brent Spread (a)	Call	2.00	10/30/18	1	—	—	—
3-Month A£ LIBOR	Put	98.50	6/21/17	6	—	—	—
Corn Future Option (a)	Put	355.00	4/21/17	7	2	1	(1)
Wheat Future Option (a)	Put	420.00	4/21/17	6	3	2	(1)

Total					$47	$66	$19

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Exchange-traded options written as of March 31, 2017 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Copper LME Option (a)	Call	$6,400.00	6/7/17	(3)	$(9)	$(5)	$4
Natural Gas Euro Option (a)	Call	3.40	4/25/17	(1)	—	—	—
WTI-Brent Spread (a)	Call	0.00	10/30/18	(1)	—	—	—
3-Month A£ LIBOR	Put	98.00	6/21/17	(6)	—	—	—
Crude Oil Option (a)	Put	70.00	10/26/17	(1)	(12)	(16)	(4)
Natural Gas Euro Option (a)	Put	2.80	4/25/17	(1)	—	—	—
Natural Gas Euro Option (a)	Put	2.85	6/27/17	(1)	(1)	(1)	—

Total					$(22)	$(22)	$—

Over-the-counter foreign currency options and swaptions purchased as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	$2.15	6/15/18	$100	$10	$2	$(8)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	2.15	6/15/18	100	10	14	4

Total						$20	$16	$(4)

Over-the-counter swaptions written as of March 31, 2017 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Copper Official Close Index (a)	Goldman Sachs	Call	$0.67	4/5/17	$(52)	$—	$—	$—
S&P GSCI Energy Official Close Index (a)	Goldman Sachs	Call	0.94	4/5/17	(53)	—	—	—

Total						$—	$—	$—

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index (a)	Barclays Bank	10/31/17	$571	$(7)	$(7)
Bloomberg Soybean Meal Index (a)	Barclays Bank	2/14/18	277	(22)	(22)
S&P GSCI Grains Index (a)	Goldman Sachs	5/26/17	402	(5)	(5)
S&P GSCI Grains Index (a)	Goldman Sachs	3/31/17	157	(8)	(8)

				$(42)	$(42)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	European Union Excluding Tobacco-Non-Revised Consumer Price Index	0.81%	4/15/21	BNP Paribas	100 EUR	$—	$2	$2
Pay	U.S. CPI Urban Consumers NSA	2.50%	7/15/22	Deutsche Bank	500 USD	2	(41)	(43)

						$2	$(39)	$(41)

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month U.S. Dollar LIBOR BBA	2.00%	12/16/20	700 USD	$(17)	$(2)	$15
Receive	CME IRS MXN	5.83%	1/21/23	1,300 MXN	—	(5)	(5)
Receive	CME IRS MXN	6.35%	9/13/23	3,000 MXN	9	(8)	(17)
Receive	CME IRS USD	2.68%	10/25/23	300 USD	—	3	3
Pay	3-Month U.S. Dollar LIBOR BBA	2.80%	10/28/25	2,450 USD	(4)	(13)	(9)
Pay	INFS USD	2.24%	11/21/26	200 USD	—	—	—
Pay	3-Month U.S. Dollar LIBOR BBA	1.75%	12/21/26	700 USD	43	40	(3)
Pay	INFS GBP	3.30%	12/15/30	340 GBP	(13)	(12)	1
Pay	INFS GBP	3.53%	10/15/31	160 GBP	1	—	(1)
Pay	3-Month U.S. Dollar LIBOR BBA	2.25%	12/21/46	340 USD	35	33	(2)
Pay	3-Month U.S. Dollar LIBOR BBA	2.97%	10/25/48	50 USD	—	(2)	(2)

					$54	$34	$(20)

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Exercise/ Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
CUAC (a)	Macquarie	$36.80	12/29/17	$4	$2	$37	$35
Eurmarg (a)	BNP Paribas	7.18	9/29/17	2	—	—	—
Eurmarg (a)	BNP Paribas	4.09	1/2/18	—	—	—	—
Eurmarg (a)	BNP Paribas	5.85	12/29/17	7	—	7	7
Eurmarg (a)	BNP Paribas	8.05	6/30/17	2	—	—	—
Eurmarg (a)	JP Morgan Chase	7.27	9/29/17	1	—	—	—
Eurmarg (a)	JPMorgan Chase	5.85	12/29/17	1	—	1	1
Eurmarg (a)	JPMorgan Chase	8.01	6/30/17	1	—	—	—
Eurmarg (a)	Macquarie	4.00	1/2/18	—	—	—	—
Gold (a)	Goldman Sachs	1,215.00	1/31/18	—	—	12	12
Orexio Option (a)	BNP Paribas	63.70	12/31/18	—	—	(4)	(4)
Orexio Option (a)	BNP Paribas	78.00	12/29/17	—	—	4	4
Orexio Option (a)	Goldman Sachs	55.35	1/2/18	—	—	1	1
Orexio Option (a)	Goldman Sachs	59.70	1/1/18	—	—	1	1
Silver (a)	Goldman Sachs	17.10	11/29/17	14	—	19	19

					$2	$78	$76

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	$405	$—	$4	$4
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	(33)	—	—	—
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	148	—	1	1
Bloomberg Commodity Index (a)	BNP Paribas	8/15/17	2,791	—	26	26
Bloomberg Commodity Index (a)	Canadian Imperial Bank of Commerce	8/15/17	645	—	25	25
Bloomberg Commodity Index (a)	Goldman Sachs	8/15/17	797	—	8	8
Bloomberg Commodity Index (a)	JPMorgan Chase	8/15/17	541	—	(9)	(9)
Bloomberg Commodity Index (a)	JPMorgan Chase	8/15/17	15,948	—	149	149

				$—	$204	$204

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (Local)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation)
Brent Crude Future (a)	BNP Paribas	$0.0807	5/18/17	$15	$—	$—
Brent Crude Future (a)	BNP Paribas	0.0610	4/18/17	10	—	—
Brent Crude Future (a)	BNP Paribas	0.0718	5/18/17	3	—	—
Brent Crude Future (a)	Goldman Sachs	0.0986	5/26/17	6	—	—
Brent Crude Future (a)	Goldman Sachs	0.0992	5/26/17	6	—	—
Brent Crude Future (a)	Goldman Sachs	0.1056	5/26/17	15	—	—
Brent Crude Future (a)	Goldman Sachs	0.1156	5/26/17	6	—	—
Brent Crude Future (a)	Goldman Sachs	0.9860	5/26/17	6	—	—
WTI Crude Future (a)	BNP Paribas	0.0590	4/18/17	10	—	—
WTI Crude Future (a)	BNP Paribas	0.0784	5/18/17	16	—	—
WTI Crude Future (a)	BNP Paribas	0.6970	5/18/17	3	—	—
WTI Crude Future (a)	Goldman Sachs	0.0961	5/26/17	6	—	—
WTI Crude Future (a)	Goldman Sachs	0.0961	5/26/17	6	—	—
WTI Crude Future (a)	Goldman Sachs	0.1024	5/26/17	15	—	—
WTI Crude Future (a)	Goldman Sachs	0.1122	5/26/17	6	(1)	(1)
WTI Crude Future (a)	Goldman Sachs	0.0961	5/26/17	6	—	—

					$(1)	$(1)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.88%
	Australia — 4.02%
17,677	AMP Ltd. (Diversified Financial Services)	$70
12,041	APA Group (Gas Utilities)	82
39,315	Aurizon Holdings Ltd. (Road & Rail)	158
20,382	AusNet Services (Electric Utilities)	26
24,764	Australia & New Zealand Banking Group Ltd. (Banks)	602
3,317	Bank of Queensland Ltd. (Banks)	31
3,977	Bendigo & Adelaide Bank Ltd. (Banks)	37
12,680	Coca-Cola Amatil Ltd. (Beverages)	105
14,459	Commonwealth Bank of Australia (Banks)	948
8,088	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	73
10,799	Dexus Property Group (Equity Real Estate Investment Trusts)	81
27,131	DUET Group (Multi-Utilities)	58
1,154	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	25
19,750	GPT Group (Equity Real Estate Investment Trusts)	78
12,303	Harvey Norman Holdings Ltd. (Multiline Retail)	43
20,048	Insurance Australia Group Ltd. (Insurance)	93
1,752	Macquarie Group Ltd. (Capital Markets)	121
46,734	Mirvac Group (Equity Real Estate Investment Trusts)	78
22,495	National Australia Bank Ltd. (Banks)	573
11,193	QBE Insurance Group Ltd. (Insurance)	110
59,259	Scentre Group (Equity Real Estate Investment Trusts)	193
28,999	Stockland Trust Group (Equity Real Estate Investment Trusts)	103
10,681	Suncorp Group Ltd. (Insurance)	108
24,533	Sydney Airport (Transportation Infrastructure)	127
18,561	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	67
31,674	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	108
51,863	Telstra Corp. Ltd. (Diversified Telecommunication Services)	185
37,566	Vicinity Centres (Equity Real Estate Investment Trusts)	81
17,742	Wesfarmers, Ltd. (Food & Staples Retailing)	611
28,392	Westpac Banking Corp. (Banks)	759

		5,734

	Austria — 0.06%
377	ANDRITZ AG (Machinery)	19
984	OMV AG (Oil, Gas & Consumable Fuels)	38
582	Voestalpine AG (Metals & Mining)	23

		80

	Belgium — 0.58%
5,996	Anheuser-Busch InBev NV (Beverages)	658
1,171	Belgacom SA (Diversified Telecommunication Services)	37
385	Groupe Bruxelles Lambert SA (Diversified Financial Services)	35

Shares	Security Description	Value (000)
	Belgium (continued)
776	Solvay SA (Chemicals)	$95

		825

	Bermuda — 0.07%
2,356	IHS Markit Ltd. (Professional Services) (a)	99

	Curaçao — 0.65%
11,895	Schlumberger Ltd. (Energy Equipment & Services)	929

	Denmark — 1.02%
48	A.P. Moller – Maersk A/S, Class – A (Marine)	77
163	A.P. Moller – Maersk A/S, Class – B (Marine)	271
1,043	Dong Energy A/S (Electric Utilities)	40
2,830	ISS A/S (Commercial Services & Supplies)	107
25,779	Novo Nordisk A/S, Class – B (Pharmaceuticals)	885
11,287	TDC A/S (Diversified Telecommunication Services)	58
918	Tryg A/S (Insurance)	17

		1,455

	Finland — 0.56%
5,027	Elisa Oyj (Diversified Telecommunication Services)	178
23,896	Fortum Oyj (Electric Utilities)	378
5,990	Nokian Renkaat Oyj (Auto Components)	250

		806

	France — 5.18%
15,840	AXA SA (Insurance)	409
8,709	BNP Paribas (Banks)	580
4,638	Bouygues SA (Construction & Engineering)	189
1,302	Casino Guichard-Perrachon SA (Food & Staples Retailing)	73
1,403	CNP Assurances (Insurance)	29
9,116	Credit Agricole SA (Banks)	123
4,728	Edenred (Commercial Services & Supplies)	112
16,278	ENGIE (Multi-Utilities)	230
3,867	Eutelsat Communications (Media)	86
379	Fonciere des Regions (Equity Real Estate Investment Trusts)	32
469	Gecina SA (Equity Real Estate Investment Trusts)	64
416	Icade (Equity Real Estate Investment Trusts)	30
2,478	Klepierre (Equity Real Estate Investment Trusts)	96
2,634	Lagardere SCA (Media)	78
7,609	Natixism SA (Banks)	47
22,416	Orange (Diversified Telecommunication Services)	348
16,047	Sanofi-Aventis (Pharmaceuticals)	1,449
10,672	Schneider Electric SA (Electrical Equipment)	781
6,271	Societe Generale (Banks)	318
3,789	Suez Environnement Co. (Multi-Utilities)	60
27,513	Total SA (Oil, Gas & Consumable Fuels)	1,392
1,125	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	263
5,172	Veolia Environnement (Multi-Utilities)	97

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
26,139	Vivendi SA (Media)	$508

		7,394

	Germany — 4.35%
2,250	Allianz SE (Insurance)	417
570	Axel Springer AG (Media)	31
9,240	BASF SE (Chemicals)	916
4,385	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	400
5,025	Commerzbank AG (Banks)	45
11,051	Daimler AG, Registered Shares (Automobiles)	816
653	Deutsche Boerse AG (Capital Markets) (a)	60
3,107	Deutsche Lufthansa AG, Registered Shares (Airlines)	50
13,080	Deutsche Post AG (Air Freight & Logistics)	448
22,091	Deutsche Telekom AG (Diversified Telecommunication Services)	387
2,144	Evonik Industries AG (Chemicals)	70
883	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	64
2,549	K+S AG – Registered (Chemicals)	59
465	MAN SE (Machinery)	48
2,329	Metro AG (Food & Staples Retailing)	74
786	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	154
3,056	ProSiebenSat.1 Media AG (Media)	136
8,671	SAP SE (Software)	851
6,890	Siemens AG (Industrial Conglomerates)	944
4,487	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	22
8,122	TUI AG (Hotels, Restaurants & Leisure)	113
3,100	Vonovia SE (Real Estate Management & Development)	109

		6,214

	Hong Kong — 1.79%
8,200	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	112
55,500	BOC Hong Kong (Holdings) Ltd. (Banks)	227
22,000	CLP Holdings Ltd. (Electric Utilities)	229
59,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	153
11,300	Hang Seng Bank Ltd. (Banks)	229
14,600	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	90
47,267	HK Electric Investments Ltd. (Electric Utilities)	44
68,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	88
15,000	Hysan Development Co. (Real Estate Management & Development)	68
312,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	136
1,637	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	62
102,000	PCCW Ltd. (Diversified Telecommunication Services)	60
25,000	Power Assets Holdings Ltd. (Electric Utilities)	216

Shares	Security Description	Value (000)
	Hong Kong (continued)
27,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	$396
18,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	185
12,400	Swire Properties Ltd. (Real Estate Management & Development)	40
31,500	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	221

		2,556

	Ireland (Republic of) — 0.17%
5,319	CRH PLC (Construction Materials)	187
567	Paddy Power PLC (Hotels, Restaurants & Leisure)	61

		248

	Israel — 0.35%
16,736	Bank Hapoalim Ltd. (Banks)	102
94,939	Israel Chemicals Ltd. (Chemicals)	404

		506

	Italy — 1.04%
7,115	Assicurazioni Generali SpA (Insurance)	113
41,685	Eni SpA (Oil, Gas & Consumable Fuels)	682
76,990	Intesa Sanpaolo SpA (Banks)	210
5,903	Intesa Sanpaolo SpA (Banks)	15
40,600	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	176
49,116	Telecom Italia SpA (Diversified Telecommunication Services)	36
12,472	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	62
11,255	Unicredit SpA (Banks) (a)	173
6,937	UnipolSai SpA (Insurance)	15

		1,482

	Japan — 13.20%
600	AEON Credit Service Co. Ltd. (Consumer Finance)	11
7,400	Amada Holdings Co. Ltd. (Machinery)	84
23,000	Asahi Glass Co. Ltd. (Building Products)	186
29,000	Asahi Kasei Corp. (Chemicals)	281
47,800	Astellas Pharma, Inc. (Pharmaceuticals)	630
1,500	Benesse Holdings, Inc. (Diversified Consumer Services)	47
14,600	Bridgestone Corp. (Auto Components)	591
4,800	Casio Computer Co. Ltd. (Household Durables)	67
12,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	130
6,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	181
9,000	Daiwa Securities Group, Inc. (Capital Markets)	55
10,600	Denso Corp. (Auto Components)	466
5,900	Eisai Co. Ltd. (Pharmaceuticals)	306
13,700	Fuji Heavy Industries Ltd. (Automobiles)	503
42,000	Fujitsu Ltd. (IT Services)	257
109,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	591
34,500	Honda Motor Co. Ltd. (Automobiles)	1,039
36,000	ITOCHU Corp. (Trading Companies & Distributors)	511

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,900	Japan Exchange Group, Inc. (Capital Markets)	$41
4,300	JSR Corp. (Chemicals)	73
65,550	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	321
20,400	KDDI Corp. (Wireless Telecommunication Services)	536
20,300	Komatsu Ltd. (Machinery)	530
10,000	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	89
7,900	Kuraray Co. Ltd. (Chemicals)	120
7,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	401
1,400	Lawson, Inc. (Food & Staples Retailing)	95
4,700	Marui Group Co. Ltd. (Multiline Retail)	64
7,500	Mebuki Financial Group, Inc. (Banks)	30
1,300	Miraca Holdings, Inc. (Health Care Providers & Services)	60
30,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	234
34,100	Mitsubishi Corp. (Trading Companies & Distributors)	737
72,000	Mitsubishi Heavy Industries Ltd. (Machinery)	289
5,100	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	106
2,300	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	11
38,600	Mitsui & Co. Ltd. (Trading Companies & Distributors)	559
201,400	Mizuho Financial Group, Inc. (Banks)	369
4,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	137
58,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	140
9,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	54
20	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	43
7,600	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	324
51,600	Nissan Motor Co. Ltd. (Automobiles)	498
1,400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	22
2,900	Nomura Research Institute Ltd. (IT Services)	107
2,800	NTT Data Corp. (IT Services)	133
15,500	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	361
7,400	ORIX Corp. (Diversified Financial Services)	110
21,000	Osaka Gas Co. Ltd. (Gas Utilities)	80
1,200	OTSUKA Corp. (IT Services)	65
8,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	402
2,300	Park24 Co. Ltd. (Commercial Services & Supplies)	60
17,700	Resona Holdings, Inc. (Banks)	95
1,100	Sankyo Co. Ltd. (Leisure Products)	37
4,300	Sega Sammy Holdings, Inc. (Leisure Products)	57
6,265	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	132

Shares	Security Description	Value (000)
	Japan (continued)
13,400	Sekisui House Ltd. (Household Durables)	$220
4,100	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	42
2,900	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	106
34,000	Sumitomo Chemical Co. Ltd. (Chemicals)	190
26,600	Sumitomo Corp. (Trading Companies & Distributors)	358
11,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	417
2,800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	97
4,700	T&D Holdings, Inc. (Insurance)	68
17,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	816
4,200	Teijin Ltd. (Chemicals)	79
6,000	The Chiba Bank Ltd. (Banks)	39
8,900	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	160
5,000	The Shizuoka Bank Ltd. (Banks)	41
5,800	Tokio Marine Holdings, Inc. (Insurance)	245
3,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	382
22,000	Tokyo Gas Co. Ltd. (Gas Utilities)	100
24,400	Toyota Motor Corp. (Automobiles)	1,323
4,700	Toyota Tsusho Corp. (Trading Companies & Distributors)	142
4,600	USS Co. Ltd. (Specialty Retail)	77
3,700	West Japan Railway Co. (Road & Rail)	241
14,000	Yamada Denki Co. Ltd. (Specialty Retail)	70
6,200	Yamaha Motor Co. Ltd. (Automobiles)	149

		18,820

	Jersey — 0.05%
6,158	Petrofac Ltd. (Energy Equipment & Services)	71

	Luxembourg — 0.15%
891	Millicom International Cellular SA (Wireless Telecommunication Services)	50
7,378	SES – FDR, Class – A (Media)	171

		221

	Netherlands — 1.33%
1,110	ABN AMRO Group NV (Banks)	27
6,905	AEGON NV (Insurance)	35
315	Franks International NV (Energy Equipment & Services)	3
15,263	ING Groep NV (Banks)	231
17,405	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	52
987	Koninklijke Boskalis Westminster NV (Construction & Engineering)	34
1,947	Koninklijke DSM NV (Chemicals)	132
10,240	Koninklijke Philips Electronics NV (Industrial Conglomerates)	329
1,267	NN Group NV (Insurance)	41
1,279	Randstad Holding NV (Professional Services)	74
10,691	Reed Elsevier NV (Professional Services)	198
14,845	Unilever NV (Personal Products)	738

		1,894

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand — 0.04%
4,844	Contact Energy Ltd. (Electric Utilities)	$17
8,818	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	17
11,516	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	29

		63

	Norway — 0.43%
1,104	Gjensidige Forsikring ASA (Insurance)	17
6,152	Marine Harvest ASA (Food Products)	94
17,633	Statoil ASA (Oil, Gas & Consumable Fuels)	301
5,764	Telenor ASA (Diversified Telecommunication Services)	96
2,702	Yara International ASA (Chemicals)	104

		612

	Portugal — 0.03%
11,097	EDP – Energias de Portugal SA (Electric Utilities)	38

	Singapore — 1.06%
46,900	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	85
46,900	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	52
52,800	CapitaMall Trust (Equity Real Estate Investment Trusts)	74
53,400	Keppel Corp. Ltd. (Industrial Conglomerates)	265
44,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	310
11,100	Singapore Airlines Ltd. (Airlines)	80
43,500	Singapore Press Holdings Ltd. (Media)	110
26,800	Singapore Tech Engineering (Aerospace & Defense)	71
166,400	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	467

		1,514

	Spain — 1.59%
12,334	Abertis Infraestructuras SA (Transportation Infrastructure)	199
46,356	Banco Bilbao Vizcaya Argentaria SA (Banks)	360
23,867	Banco Popular Espanol SA (Banks) (a)	23
25,693	CaixaBank SA (Banks)	110
7,821	Corporacion Mapfre (Insurance)	27
4,380	Enagas (Oil, Gas & Consumable Fuels)	114
3,101	Endesa (Electric Utilities)	73
3,389	Gas Natural SDG SA (Gas Utilities)	74
53,310	Iberdrola SA (Electric Utilities)	382
4,184	Red Electrica Corp. (Electric Utilities)	80
22,066	Repsol YPF SA (Oil, Gas & Consumable Fuels)	340
43,349	Telefonica SA (Diversified Telecommunication Services)	485

		2,267

	Sweden — 2.08%
21,589	Hennes & Mauritz AB, B Shares (Specialty Retail)	552

Shares	Security Description	Value (000)
	Sweden (continued)
1,839	ICA Gruppen AB (Food & Staples Retailing)	$63
38,410	Nordea Bank AB (Banks)	439
19,690	Skandinaviska Enskilda Banken AB, Class – A (Banks)	219
8,560	Skanska AB, B Shares (Construction & Engineering)	202
19,145	Svenska Handelsbanken AB, A Shares (Banks)	263
11,815	Swedbank AB, A Shares (Banks)	274
6,189	Tele2 AB, B Shares (Wireless Telecommunication Services)	59
106,280	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	709
44,885	TeliaSonera AB (Diversified Telecommunication Services)	188

		2,968

	Switzerland — 5.59%
50,382	ABB Ltd., Registered Shares (Electrical Equipment)	1,179
4,553	Adecco SA, Registered Shares (Professional Services)	324
1,072	Garmin Ltd. (Household Durables)	55
1,344	Kuehne & Nagel International Ltd. (Marine)	190
20,785	Nestle SA (Food Products)	1,594
20,879	Novartis AG, Registered Shares (Pharmaceuticals)	1,549
6,056	Roche Holding AG (Pharmaceuticals)	1,547
138	SGS SA, Registered Shares (Professional Services)	294
882	Swiss Prime Site AG (Real Estate Management & Development)	78
3,042	Swiss Re AG (Insurance)	273
322	Swisscom AG (Diversified Telecommunication Services)	149
23,298	UBS Group AG (Capital Markets)	373
1,413	Zurich Financial Services AG (Insurance)	378

		7,983

	United Kingdom — 10.38%
4,473	3i Group PLC (Capital Markets)	42
5,983	Aberdeen Asset Management PLC (Capital Markets)	20
2,564	Aon PLC (Insurance)	304
21,455	AstraZeneca PLC (Pharmaceuticals)	1,321
36,457	Aviva PLC (Insurance)	243
55,626	BAE Systems PLC (Aerospace & Defense)	447
18,278	Barratt Developments PLC (Household Durables)	125
38,991	BHP Billiton PLC (Metals & Mining)	603
18,012	British American Tobacco PLC (Tobacco)	1,196
8,972	British Land Co. PLC (Equity Real Estate Investment Trusts)	69
18,774	British Sky Broadcasting Group PLC (Media)	230
76,538	BT Group PLC (Diversified Telecommunication Services)	305
13,328	Capita PLC (Professional Services)	94
11,616	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	41
65,008	Centrica PLC (Multi-Utilities)	177
29,167	Cobham PLC (Aerospace & Defense)	49

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
13,110	Direct Line Insurance Group PLC (Insurance)	$57
2,934	easyJet PLC (Airlines)	38
59,882	GlaxoSmithKline PLC (Pharmaceuticals)	1,245
7,257	Hammerson PLC (Equity Real Estate Investment Trusts)	52
5,013	IMI PLC (Machinery)	75
17,457	Imperial Tobacco Group PLC (Tobacco)	846
6,034	Inmarsat PLC (Diversified Telecommunication Services)	64
3,345	Investec PLC (Capital Markets)	23
103,227	ITV PLC (Media)	282
35,032	J Sainsbury PLC (Food & Staples Retailing)	116
7,226	Land Securities Group PLC (Equity Real Estate Investment Trusts)	95
51,015	Legal & General Group PLC (Insurance)	158
29,740	Marks & Spencer Group PLC (Multiline Retail)	126
14,097	Meggitt PLC (Aerospace & Defense)	79
36,170	National Grid PLC (Multi-Utilities)	459
2,436	NEX Group PLC (Capital Markets)	17
38,707	Old Mutual PLC (Insurance)	97
20,798	Pearson PLC (Media)	178
8,107	Persimmon PLC (Household Durables)	212
645	Provident Financial PLC (Consumer Finance)	24
35,614	Rio Tinto PLC (Metals & Mining)	1,432
36,778	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	965
33,609	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	920
19,251	Royal Mail PLC (Air Freight & Logistics)	102
7,553	SEGRO PLC (Equity Real Estate Investment Trusts)	43
2,121	Severn Trent PLC (Water Utilities)	63
12,170	SSE PLC (Electric Utilities)	225
17,280	Standard Life PLC (Insurance)	77
13,690	Tate & Lyle PLC (Food Products)	131
2,092	TechnipFMC PLC (Energy Equipment & Services) (a)	68
3,499	The Berkeley Group Holdings PLC (Household Durables)	141
6,149	United Utilities Group PLC (Water Utilities)	77
384,630	Vodafone Group PLC (Wireless Telecommunication Services)	1,003
15,817	William Hill PLC (Hotels, Restaurants & Leisure)	58

		14,814

	United States — 43.11%
5,937	3M Co. (Industrial Conglomerates)	1,135
1,068	Aaron’s, Inc. (Specialty Retail)	32
5,891	Accenture PLC, Class – A (IT Services)	706
686	Advance Auto Parts, Inc. (Specialty Retail)	102
1,957	Air Products & Chemicals, Inc. (Chemicals)	265
1,678	Akamai Technologies, Inc. (Internet Software & Services) (a)	100
774	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	89
1,836	Alphabet, Inc., Class – A (Internet Software & Services) (a)	1,556
4,517	American Electric Power, Inc. (Electric Utilities)	303

Shares	Security Description	Value (000)
	United States (continued)
7,122	Amgen, Inc. (Biotechnology)	$1,169
2,820	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	201
3,387	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	278
853	ANSYS, Inc. (Software) (a)	91
2,466	Anthem, Inc. (Health Care Providers & Services)	408
11,806	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,696
1,607	Aqua America, Inc. (Water Utilities)	52
303	Arista Networks, Inc. (Communications Equipment) (a)	40
2,142	Autodesk, Inc. (Software) (a)	185
4,470	Automatic Data Processing, Inc. (IT Services)	458
283	AutoZone, Inc. (Specialty Retail) (a)	204
1,971	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	362
1,545	Bed Bath & Beyond, Inc. (Specialty Retail)	61
881	Bemis Co., Inc. (Containers & Packaging)	43
2,859	Best Buy Co., Inc. (Specialty Retail)	141
439	Bio-Techne Corp. (Life Sciences Tools & Services)	45
1,152	Broadridge Financial Solutions, Inc. (IT Services)	78
1,054	Brown & Brown, Inc. (Insurance)	44
1,380	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	106
1,645	Campbell Soup Co. (Food Products)	94
3,013	Cardinal Health, Inc. (Health Care Providers & Services)	246
588	Carlisle Companies, Inc. (Industrial Conglomerates)	63
473	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	42
1,513	CDK Global, Inc. (Software)	98
2,831	Cerner Corp. (Health Care Technology) (a)	167
292	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	130
343	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	21
864	Cintas Corp. (Commercial Services & Supplies)	108
46,424	Cisco Systems, Inc. (Communications Equipment)	1,569
2,986	Citizens Financial Group, Inc. (Banks)	103
1,513	Citrix Systems, Inc. (Software) (a)	126
3,010	CME Group, Inc. (Capital Markets)	358
2,609	Coach, Inc. (Textiles, Apparel & Luxury Goods)	108
5,768	Cognizant Technology Solutions Corp. (IT Services) (a)	343
8,494	Colgate-Palmolive Co. (Household Products)	622
820	Commerce Bancshares, Inc. (Banks)	46
1,091	Copart, Inc. (Commercial Services & Supplies) (a)	68
702	Crane Co. (Machinery)	53
9,280	CSX Corp. (Road & Rail)	432
856	Cullen/Frost Bankers, Inc. (Banks)	76
1,620	Cummins, Inc. (Machinery)	245

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
5,642	Danaher Corp. (Health Care Equipment & Supplies)	$483
1,663	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	113
2,265	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	141
837	Dick’s Sporting Goods, Inc. (Specialty Retail)	41
726	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	38
2,102	Dollar Tree, Inc. (Multiline Retail) (a)	165
1,233	Donaldson Company, Inc. (Machinery)	56
1,510	Dover Corp. (Machinery)	121
1,747	Dr. Pepper Snapple Group, Inc. (Beverages)	171
347	Dril-Quip, Inc. (Energy Equipment & Services) (a)	19
434	DST Systems, Inc. (IT Services)	53
1,068	Eaton Vance Corp. (Capital Markets)	48
11,378	eBay, Inc. (Internet Software & Services) (a)	382
2,399	Ecolab, Inc. (Chemicals)	301
1,961	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	184
9,192	Eli Lilly & Co. (Pharmaceuticals)	773
1,802	Expeditors International of Washington, Inc. (Air Freight & Logistics)	102
6,369	Express Scripts Holding Co. (Health Care Providers & Services) (a)	420
16,248	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,332
690	F5 Networks, Inc. (Communications Equipment) (a)	98
380	FactSet Research Systems, Inc. (Capital Markets)	63
2,768	Fastenal Co. (Trading Companies & Distributors)	142
1,339	First Republic Bank (Banks)	126
2,136	Fiserv, Inc. (IT Services) (a)	246
870	FleetCor Technologies, Inc. (IT Services) (a)	132
1,271	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	46
1,256	Fluor Corp. (Construction & Engineering)	67
2,721	Fortive Corp. (Machinery)	164
711	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	12
3,663	Franklin Resources, Inc. (Capital Markets)	154
1,268	GameStop Corp., Class – A (Specialty Retail)	29
2,154	Gap, Inc. (Specialty Retail)	52
2,587	General Dynamics Corp. (Aerospace & Defense)	484
5,550	General Mills, Inc. (Food Products)	328
1,437	Genuine Parts Co. (Distributors)	133
1,167	Harris Corp. (Communications Equipment)	130
794	Henry Schein, Inc. (Health Care Providers & Services) (a)	135
1,379	Hershey Co. (Food Products)	151
2,525	Hormel Foods Corp. (Food Products)	87
527	Hubbell, Inc. (Electrical Equipment)	63
708	IDEX Corp. (Machinery)	66
899	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	139

Shares	Security Description	Value (000)
	United States (continued)
40,813	Intel Corp. (Semiconductors & Semiconductor Equipment)	$1,472
8,500	International Business Machines Corp. (IT Services)	1,481
761	International Flavors & Fragrances, Inc. (Chemicals)	101
2,510	Intuit, Inc. (Software)	292
783	Jack Henry & Associates, Inc. (IT Services)	73
1,129	Jacobs Engineering Group, Inc. (Construction & Engineering)	62
670	John Wiley & Sons, Inc., Class – A (Media)	36
12,512	Johnson & Johnson (Pharmaceuticals)	1,559
3,418	Kimberly-Clark Corp. (Household Products)	450
1,812	Kohl’s Corp. (Multiline Retail)	72
775	L3 Technologies, Inc. (Aerospace & Defense)	128
951	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	136
402	Landstar System, Inc. (Road & Rail)	34
681	Lincoln Electric Holdings, Inc. (Machinery)	59
2,865	LKQ Corp. (Distributors) (a)	84
2,541	Lockheed Martin Corp. (Aerospace & Defense)	681
245	LogMeln, Inc. (Internet Software & Services)	24
1,007	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	52
427	Lumentum Holdings, Inc. (Communications Equipment) (a)	23
5,094	Marsh & McLennan Companies, Inc. (Insurance)	376
9,356	MasterCard, Inc., Class – A (IT Services)	1,053
1,209	McCormick & Co., Inc. (Food Products)	118
8,968	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,163
2,105	McKesson Corp. (Health Care Providers & Services)	312
1,759	Mead Johnson Nutrition Co. (Food Products)	157
840	MEDNAX, Inc. (Health Care Providers & Services) (a)	58
23,977	Merck & Co., Inc. (Pharmaceuticals)	1,523
259	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	124
23,961	Microsoft Corp. (Software)	1,579
184	Morningstar, Inc. (Capital Markets)	14
429	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	44
761	National Fuel Gas Co. (Gas Utilities)	45
1,016	National Instruments Corp. (Electronic Equipment, Instruments & Components)	33
3,660	National Oilwell Varco, Inc. (Energy Equipment & Services)	147
12,695	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	708
1,159	Nordstrom, Inc. (Multiline Retail)	54
2,934	Norfolk Southern Corp. (Road & Rail)	329
7,231	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	458
1,365	Oceaneering International, Inc. (Energy Equipment & Services)	37

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
630	Old Dominion Freight Line, Inc. (Road & Rail)	$54
29,732	Oracle Corp. (Software)	1,327
781	Patterson Companies, Inc. (Health Care Providers & Services)	35
2,967	Paychex, Inc. (IT Services)	175
11,373	PayPal Holdings, Inc. (IT Services) (a)	489
13,815	PepsiCo, Inc. (Beverages)	1,545
5,135	Phillips 66 (Oil, Gas & Consumable Fuels)	407
596	Polaris Industries, Inc. (Leisure Products)	50
2,657	Praxair, Inc. (Chemicals)	314
1,352	Quest Diagnostics, Inc. (Health Care Providers & Services)	133
2,862	Raytheon Co. (Aerospace & Defense)	436
1,727	Red Hat, Inc. (Software) (a)	149
1,325	ResMed, Inc. (Health Care Equipment & Supplies)	95
7,767	Reynolds American, Inc. (Tobacco)	489
1,218	Robert Half International, Inc. (Professional Services)	60
1,249	Rockwell Collins, Inc. (Aerospace & Defense)	121
851	Rollins, Inc. (Commercial Services & Supplies)	32
954	Roper Industries, Inc. (Industrial Conglomerates)	197
3,728	Ross Stores, Inc. (Specialty Retail)	245
2,486	S&P Global, Inc. (Capital Markets)	325
1,347	SCANA Corp. (Multi-Utilities)	88
827	Scripps Networks Interactive, Class – A (Media)	65
541	Snap-on, Inc. (Machinery)	91
910	Sonoco Products Co. (Containers & Packaging)	48
660	Spirit Airlines, Inc. (Airlines) (a)	35
1,382	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	32
1,408	Stanley Black & Decker, Inc. (Machinery)	187
5,795	Staples, Inc. (Specialty Retail)	51
14,034	Starbucks Corp. (Hotels, Restaurants & Leisure)	819
5,459	Sysco Corp. (Food & Staples Retailing)	283
2,371	T. Rowe Price Group, Inc. (Capital Markets)	162
2,548	TD Ameritrade Holding Corp. (Capital Markets)	99
1,677	Teradata Corp. (IT Services) (a)	52
9,768	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	787
1,202	The Clorox Co. (Household Products)	162
31,245	The Coca-Cola Co. (Beverages)	1,326
325	The Dun & Bradstreet Corp. (Professional Services)	35
1,919	The Estee Lauder Companies, Inc., Class – A (Personal Products)	163
1,129	The J.M. Smucker Co. (Food Products)	148
5,605	The Kraft Heinz Co. (Food Products)	508
9,065	The Kroger Co. (Food & Staples Retailing)	267
550	The Middleby Corp. (Machinery) (a)	75
16,954	The Procter & Gamble Co. (Household Products)	1,523
741	The Sherwin-Williams Co. (Chemicals)	230
8,531	The Southern Co. (Electric Utilities)	425
14,013	The Walt Disney Co. (Media)	1,589

Shares	Security Description	Value (000)
	United States (continued)
3,730	Thermo Electron Corp. (Life Sciences Tools & Services)	$573
1,085	Tiffany & Co. (Specialty Retail)	103
1,290	Tractor Supply Co. (Specialty Retail)	89
2,483	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	79
603	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	172
1,618	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	32
1,630	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	30
8,236	Union Pacific Corp. (Road & Rail)	872
7,829	United Technologies Corp. (Aerospace & Defense)	879
3,089	V.F. Corp. (Textiles, Apparel & Luxury Goods)	170
359	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	12
951	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	87
744	VCA Antech, Inc. (Health Care Providers & Services) (a)	68
926	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment) (a)	28
17,784	Visa, Inc., Class – A (IT Services)	1,581
742	VMware, Inc., Class – A (Software) (a)	68
587	W.W. Grainger, Inc. (Trading Companies & Distributors)	137
872	Wabtec Corp. (Machinery)	68
14,874	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,073
783	Waters Corp. (Life Sciences Tools & Services) (a)	122
4,879	Western Union Co. (IT Services)	99
3,100	Whole Foods Market, Inc. (Food & Staples Retailing)	92
832	Williams-Sonoma, Inc. (Specialty Retail)	45
985	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	36
4,630	Xcel Energy, Inc. (Electric Utilities)	206
2,441	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	141
1,728	Xylem, Inc. (Machinery)	87
8,829	Yahoo!, Inc. (Internet Software & Services) (a)	410

		61,496

	Total Common Stocks	141,089

	Preferred Stock — 0.03%
	Germany — 0.03%
571	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	45

	Total Preferred Stock	45

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds — 0.75%
21,000	Dreyfus Treasury Prime Cash Management Fund, 0.50% (b)	$21
1,047,000	State Street Institutional Treasury Plus Money Market Fund, 0.52% (b)	1,047

	Total Mutual Funds	1,068

	Total Investments (cost $133,702) — 99.66%	142,202
	Other assets in excess of liabilities — 0.34%	487

	Net Assets — 100.00%	$142,689

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2017.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Common Stocks	54.72%	44.16%	—	98.88%
Preferred Stock	0.03%	—	—	0.03%
Mutual Funds	0.01%	0.72%	0.02%	0.75%
Other Assets (Liabilities)	0.73%	-0.39%	0.00%	0.34%

Total Net Assets	55.49%	44.49%	0.02%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.13%
	Australia — 4.07%
3,732	AMP Ltd. (Diversified Financial Services)	$15
2,274	APA Group (Gas Utilities)	16
7,345	Aurizon Holdings Ltd. (Road & Rail)	29
3,968	AusNet Services (Electric Utilities)	5
4,743	Australia & New Zealand Banking Group Ltd. (Banks)	115
648	Bank of Queensland Ltd. (Banks)	6
776	Bendigo & Adelaide Bank Ltd. (Banks)	7
2,470	Coca-Cola Amatil Ltd. (Beverages)	20
2,773	Commonwealth Bank of Australia (Banks)	182
1,578	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	14
2,105	Dexus Property Group (Equity Real Estate Investment Trusts)	16
5,283	DUET Group (Multi-Utilities)	11
226	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	5
3,851	GPT Group (Equity Real Estate Investment Trusts)	15
2,397	Harvey Norman Holdings Ltd. (Multiline Retail)	8
3,906	Insurance Australia Group Ltd. (Insurance)	18
343	Macquarie Group Ltd. (Capital Markets)	24
7,868	Mirvac Group (Equity Real Estate Investment Trusts)	13
4,277	National Australia Bank Ltd. (Banks)	109
2,126	QBE Insurance Group Ltd. (Insurance)	21
11,315	Scentre Group (Equity Real Estate Investment Trusts)	37
5,031	Stockland Trust Group (Equity Real Estate Investment Trusts)	18
2,080	Suncorp Group Ltd. (Insurance)	21
4,779	Sydney Airport (Transportation Infrastructure)	25
3,615	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	13
5,987	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	21
9,246	Telstra Corp. Ltd. (Diversified Telecommunication Services)	33
7,324	Vicinity Centres (Equity Real Estate Investment Trusts)	16
3,356	Wesfarmers, Ltd. (Food & Staples Retailing)	115
5,421	Westpac Banking Corp. (Banks)	145

		1,093

	Austria — 0.06%
76	ANDRITZ AG (Machinery)	4
159	OMV AG (Oil, Gas & Consumable Fuels)	6
125	Voestalpine AG (Metals & Mining)	5

		15

	Belgium — 0.58%
1,127	Anheuser-Busch InBev NV (Beverages)	124
234	Belgacom SA (Diversified Telecommunication Services)	7
56	Groupe Bruxelles Lambert SA (Diversified Financial Services)	5
171	Solvay SA (Chemicals)	21

		157

Shares	Security Description	Value (000)
	Bermuda — 0.08%
526	IHS Markit Ltd. (Professional Services) (a)	$22

	Cayman Islands — 0.03%
136	Herbalife Ltd. (Personal Products) (a)	8

	Curaçao — 0.81%
2,804	Schlumberger Ltd. (Energy Equipment & Services)	219

	Denmark — 1.03%
34	A.P. Moller – Maersk A/S, Class – A (Marine)	55
75	A.P. Moller – Maersk A/S, Class – B (Marine)	125
654	Dong Energy A/S (Electric Utilities)	25
799	ISS A/S (Commercial Services & Supplies)	30
6,240	TDC A/S (Diversified Telecommunication Services)	32
499	Tryg A/S (Insurance)	9

		276

	Finland — 0.57%
952	Elisa Oyj (Diversified Telecommunication Services)	34
4,585	Fortum Oyj (Electric Utilities)	72
1,126	Nokian Renkaat Oyj (Auto Components)	47

		153

	France — 5.26%
3,956	AXA SA (Insurance)	103
2,178	BNP Paribas (Banks)	144
1,194	Bouygues SA (Construction & Engineering)	49
324	Casino Guichard-Perrachon SA (Food & Staples Retailing)	18
357	CNP Assurances (Insurance)	7
2,299	Credit Agricole SA (Banks)	31
1,185	Edenred (Commercial Services & Supplies)	28
4,055	ENGIE (Multi-Utilities)	58
970	Eutelsat Communications (Media)	22
97	Fonciere des Regions (Equity Real Estate Investment Trusts)	8
119	Gecina SA (Equity Real Estate Investment Trusts)	16
100	Icade (Equity Real Estate Investment Trusts)	7
625	Klepierre (Equity Real Estate Investment Trusts)	24
548	Lagardere SCA (Media)	16
1,935	Natixism SA (Banks)	12
5,658	Orange (Diversified Telecommunication Services)	88
2,637	Schneider Electric SA (Electrical Equipment)	193
1,574	Societe Generale (Banks)	80
935	Suez Environnement Co. (Multi-Utilities)	15
5,806	Total SA (Oil, Gas & Consumable Fuels)	293
298	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	71
1,297	Veolia Environnement (Multi-Utilities)	24
5,568	Vivendi SA (Media)	108

		1,415

	Germany — 4.43%
467	Allianz SE (Insurance)	86

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
127	Axel Springer AG (Media)	$7
1,649	BASF SE (Chemicals)	163
911	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	83
1,069	Commerzbank AG (Banks)	10
1,964	Daimler AG, Registered Shares (Automobiles)	146
140	Deutsche Boerse AG (Capital Markets) (a)	13
664	Deutsche Lufthansa AG, Registered Shares (Airlines)	11
2,721	Deutsche Post AG (Air Freight & Logistics)	93
4,613	Deutsche Telekom AG (Diversified Telecommunication Services)	81
457	Evonik Industries AG (Chemicals)	15
193	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	14
542	K+S AG – Registered (Chemicals)	13
92	MAN SE (Machinery)	9
496	Metro AG (Food & Staples Retailing)	16
168	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	33
653	ProSiebenSat.1 Media AG (Media)	29
1,544	SAP SE (Software)	151
1,218	Siemens AG (Industrial Conglomerates)	167
1,099	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	5
1,573	TUI AG (Hotels, Restaurants & Leisure)	22
658	Vonovia SE (Real Estate Management & Development)	23

		1,190

	Hong Kong — 1.84%
1,548	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	21
15,024	BOC Hong Kong (Holdings) Ltd. (Banks)	61
4,540	CLP Holdings Ltd. (Electric Utilities)	47
8,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	21
2,113	Hang Seng Bank Ltd. (Banks)	43
3,300	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	20
11,615	HK Electric Investments Ltd. (Electric Utilities)	11
13,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	17
3,000	Hysan Development Co. (Real Estate Management & Development)	14
40,836	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	18
406	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	15
14,000	PCCW Ltd. (Diversified Telecommunication Services)	8
5,000	Power Assets Holdings Ltd. (Electric Utilities)	43
5,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	74
3,238	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	32

Shares	Security Description	Value (000)
	Hong Kong (continued)
2,400	Swire Properties Ltd. (Real Estate Management & Development)	$8
6,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	42

		495

	Ireland (Republic of) — 0.17%
1,012	CRH PLC (Construction Materials)	36
106	Paddy Power PLC (Hotels, Restaurants & Leisure)	11

		47

	Israel — 0.36%
3,045	Bank Hapoalim Ltd. (Banks)	19
18,168	Israel Chemicals Ltd. (Chemicals)	77

		96

	Italy — 1.06%
1,384	Assicurazioni Generali SpA (Insurance)	22
7,953	Eni SpA (Oil, Gas & Consumable Fuels)	131
14,694	Intesa Sanpaolo SpA (Banks)	40
1,142	Intesa Sanpaolo SpA (Banks)	3
7,744	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	33
9,546	Telecom Italia SpA (Diversified Telecommunication Services)	7
2,424	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	12
2,172	Unicredit SpA (Banks) (a)	33
1,354	UnipolSai SpA (Insurance)	3

		284

	Japan — 13.34%
110	AEON Credit Service Co. Ltd. (Consumer Finance)	2
1,713	Amada Holdings Co. Ltd. (Machinery)	20
5,037	Asahi Glass Co. Ltd. (Building Products)	41
6,221	Asahi Kasei Corp. (Chemicals)	60
310	Benesse Holdings, Inc. (Diversified Consumer Services)	10
3,270	Bridgestone Corp. (Auto Components)	132
1,100	Casio Computer Co. Ltd. (Household Durables)	15
2,102	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	23
1,610	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	46
2,000	Daiwa Securities Group, Inc. (Capital Markets)	12
2,336	Denso Corp. (Auto Components)	103
3,058	Fuji Heavy Industries Ltd. (Automobiles)	112
9,211	Fujitsu Ltd. (IT Services)	57
24,788	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	135
6,717	Honda Motor Co. Ltd. (Automobiles)	203
7,668	ITOCHU Corp. (Trading Companies & Distributors)	109
700	Japan Exchange Group, Inc. (Capital Markets)	10
1,014	JSR Corp. (Chemicals)	17
13,749	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	68
4,596	KDDI Corp. (Wireless Telecommunication Services)	120

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,535	Komatsu Ltd. (Machinery)	$118
2,281	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	20
1,828	Kuraray Co. Ltd. (Chemicals)	28
1,641	Kyocera Corp. (Electronic Equipment, Instruments & Components)	91
300	Lawson, Inc. (Food & Staples Retailing)	20
1,110	Marui Group Co. Ltd. (Multiline Retail)	15
1,800	Mebuki Financial Group, Inc. (Banks)	7
325	Miraca Holdings, Inc. (Health Care Providers & Services)	15
7,717	Mitsubishi Corp. (Trading Companies & Distributors)	167
556	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3
8,725	Mitsui & Co. Ltd. (Trading Companies & Distributors)	126
45,331	Mizuho Financial Group, Inc. (Banks)	83
930	MS&AD Insurance Group Holdings, Inc. (Insurance)	30
13,304	NEC Corp. (Technology Hardware, Storage & Peripherals)	33
2,011	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	12
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	11
1,731	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	74
11,638	Nissan Motor Co. Ltd. (Automobiles)	112
310	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	5
600	Nomura Research Institute Ltd. (IT Services)	22
600	NTT Data Corp. (IT Services)	28
3,466	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	81
1,761	ORIX Corp. (Diversified Financial Services)	26
5,011	Osaka Gas Co. Ltd. (Gas Utilities)	19
300	OTSUKA Corp. (IT Services)	16
2,040	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	92
500	Park24 Co. Ltd. (Commercial Services & Supplies)	13
4,130	Resona Holdings, Inc. (Banks)	22
200	Sankyo Co. Ltd. (Leisure Products)	7
1,000	Sega Sammy Holdings, Inc. (Leisure Products)	13
1,445	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	30
3,010	Sekisui House Ltd. (Household Durables)	50
1,016	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	10
653	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	24
5,977	Sumitomo Corp. (Trading Companies & Distributors)	80
2,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	95
623	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	22
1,062	T&D Holdings, Inc. (Insurance)	15
1,000	Teijin Ltd. (Chemicals)	19

Shares	Security Description	Value (000)
	Japan (continued)
1,055	The Chiba Bank Ltd. (Banks)	$7
1,986	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	36
1,020	The Shizuoka Bank Ltd. (Banks)	8
1,343	Tokio Marine Holdings, Inc. (Insurance)	56
800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	87
6,000	Tokyo Gas Co. Ltd. (Gas Utilities)	27
4,780	Toyota Motor Corp. (Automobiles)	260
1,112	Toyota Tsusho Corp. (Trading Companies & Distributors)	34
1,125	USS Co. Ltd. (Specialty Retail)	19
849	West Japan Railway Co. (Road & Rail)	55
3,200	Yamada Denki Co. Ltd. (Specialty Retail)	16
1,429	Yamaha Motor Co. Ltd. (Automobiles)	34

		3,588

	Jersey — 0.13%
2,955	Petrofac Ltd. (Energy Equipment & Services)	34

	Luxembourg — 0.15%
175	Millicom International Cellular SA (Wireless Telecommunication Services)	10
1,364	SES – FDR, Class – A (Media)	31

		41

	Netherlands — 1.35%
247	ABN AMRO Group NV (Banks)	6
1,536	AEGON NV (Insurance)	8
56	Franks International NV (Energy Equipment & Services)	1
3,335	ING Groep NV (Banks)	50
3,864	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	12
206	Koninklijke Boskalis Westminster NV (Construction & Engineering)	7
2,235	Koninklijke Philips Electronics NV (Industrial Conglomerates)	72
282	NN Group NV (Insurance)	9
285	Randstad Holding NV (Professional Services)	16
2,336	Reed Elsevier NV (Professional Services)	44
2,768	Unilever NV (Personal Products)	137

		362

	New Zealand — 0.04%
940	Contact Energy Ltd. (Electric Utilities)	3
1,711	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	3
2,232	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	6

		12

	Norway — 0.44%
211	Gjensidige Forsikring ASA (Insurance)	3
1,190	Marine Harvest ASA (Food Products)	18
3,355	Statoil ASA (Oil, Gas & Consumable Fuels)	58
1,111	Telenor ASA (Diversified Telecommunication Services)	18
527	Yara International ASA (Chemicals)	21

		118

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Portugal — 0.03%
2,151	EDP – Energias de Portugal SA (Electric Utilities)	$7

	Singapore — 1.08%
9,682	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	17
8,327	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	9
11,075	CapitaMall Trust (Equity Real Estate Investment Trusts)	16
10,486	Keppel Corp. Ltd. (Industrial Conglomerates)	52
9,304	Oversea-Chinese Banking Corp. Ltd. (Banks)	65
2,100	Singapore Airlines Ltd. (Airlines)	15
8,543	Singapore Press Holdings Ltd. (Media)	22
33,209	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	93

		289

	Spain — 1.60%
2,761	Abertis Infraestructuras SA (Transportation Infrastructure)	44
5,467	Banco Popular Espanol SA (Banks) (a)	5
5,881	CaixaBank SA (Banks)	26
1,795	Corporacion Mapfre (Insurance)	6
1,003	Enagas (Oil, Gas & Consumable Fuels)	26
711	Endesa (Electric Utilities)	17
777	Gas Natural SDG SA (Gas Utilities)	17
11,932	Iberdrola SA (Electric Utilities)	86
961	Red Electrica Corp. (Electric Utilities)	18
4,950	Repsol YPF SA (Oil, Gas & Consumable Fuels)	76
9,752	Telefonica SA (Diversified Telecommunication Services)	109

		430

	Sweden — 2.11%
4,108	Hennes & Mauritz AB, B Shares (Specialty Retail)	105
358	ICA Gruppen AB (Food & Staples Retailing)	12
7,222	Nordea Bank AB (Banks)	83
3,712	Skandinaviska Enskilda Banken AB, Class – A (Banks)	41
1,791	Skanska AB, B Shares (Construction & Engineering)	42
3,626	Svenska Handelsbanken AB, A Shares (Banks)	50
2,222	Swedbank AB, A Shares (Banks)	52
1,190	Tele2 AB, B Shares (Wireless Telecommunication Services)	11
20,092	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	134
8,648	TeliaSonera AB (Diversified Telecommunication Services)	36

		566

	Switzerland — 5.70%
15,587	ABB Ltd., Registered Shares (Electrical Equipment)	365
2,232	Adecco SA, Registered Shares (Professional Services)	158

Shares	Security Description	Value (000)
	Switzerland (continued)
264	Garmin Ltd. (Household Durables)	$13
363	Kuehne & Nagel International Ltd. (Marine)	51
4,914	Nestle SA (Food Products)	377
43	SGS SA, Registered Shares (Professional Services)	92
348	Swiss Prime Site AG (Real Estate Management & Development)	31
1,146	Swiss Re AG (Insurance)	103
140	Swisscom AG (Diversified Telecommunication Services)	65
8,646	UBS Group AG (Capital Markets)	138
524	Zurich Financial Services AG (Insurance)	140

		1,533

	United Kingdom — 10.49%
1,162	3i Group PLC (Capital Markets)	11
3,366	Aberdeen Asset Management PLC (Capital Markets)	11
639	Aon PLC (Insurance)	76
9,623	Aviva PLC (Insurance)	64
4,752	Barratt Developments PLC (Household Durables)	33
9,937	BHP Billiton PLC (Metals & Mining)	154
3,928	British American Tobacco PLC (Tobacco)	262
2,311	British Land Co. PLC (Equity Real Estate Investment Trusts)	18
4,815	British Sky Broadcasting Group PLC (Media)	59
19,512	BT Group PLC (Diversified Telecommunication Services)	77
3,456	Capita PLC (Professional Services)	24
4,111	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	14
19,127	Centrica PLC (Multi-Utilities)	52
3,931	Direct Line Insurance Group PLC (Insurance)	17
738	easyJet PLC (Airlines)	9
1,887	Hammerson PLC (Equity Real Estate Investment Trusts)	13
1,232	IMI PLC (Machinery)	18
3,308	Imperial Tobacco Group PLC (Tobacco)	160
1,741	Inmarsat PLC (Diversified Telecommunication Services)	19
963	Investec PLC (Capital Markets)	7
34,340	ITV PLC (Media)	94
14,455	J Sainsbury PLC (Food & Staples Retailing)	48
1,879	Land Securities Group PLC (Equity Real Estate Investment Trusts)	26
16,881	Legal & General Group PLC (Insurance)	52
7,596	Marks & Spencer Group PLC (Multiline Retail)	32
10,963	National Grid PLC (Multi-Utilities)	139
842	NEX Group PLC (Capital Markets)	6
16,632	Old Mutual PLC (Insurance)	42
9,967	Pearson PLC (Media)	85
2,659	Persimmon PLC (Household Durables)	69
172	Provident Financial PLC (Consumer Finance)	6
6,862	Rio Tinto PLC (Metals & Mining)	276
6,991	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	184
6,384	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	175

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
9,073	Royal Mail PLC (Air Freight & Logistics)	$48
1,962	SEGRO PLC (Equity Real Estate Investment Trusts)	11
552	Severn Trent PLC (Water Utilities)	16
2,830	SSE PLC (Electric Utilities)	52
5,817	Standard Life PLC (Insurance)	26
4,178	Tate & Lyle PLC (Food Products)	40
509	TechnipFMC PLC (Energy Equipment & Services) (a)	17
966	The Berkeley Group Holdings PLC (Household Durables)	39
1,597	United Utilities Group PLC (Water Utilities)	20
78,083	Vodafone Group PLC (Wireless Telecommunication Services)	204
4,119	William Hill PLC (Hotels, Restaurants & Leisure)	15

		2,820

	United States — 42.32%
1,401	3M Co. (Industrial Conglomerates)	268
133	Aaron’s, Inc. (Specialty Retail)	4
1,391	Accenture PLC, Class – A (IT Services)	167
151	Advance Auto Parts, Inc. (Specialty Retail)	22
477	Air Products & Chemicals, Inc. (Chemicals)	65
395	Akamai Technologies, Inc. (Internet Software & Services) (a)	24
183	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	21
337	Alphabet, Inc., Class – A (Internet Software & Services) (a)	285
1,094	American Electric Power, Inc. (Electric Utilities)	73
1,597	Amgen, Inc. (Biotechnology)	262
671	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	48
799	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	65
194	ANSYS, Inc. (Software) (a)	21
599	Anthem, Inc. (Health Care Providers & Services)	99
2,147	Apple, Inc. (Technology Hardware, Storage & Peripherals)	308
342	Aqua America, Inc. (Water Utilities)	11
68	Arista Networks, Inc. (Communications Equipment) (a)	9
374	Arthur J. Gallagher & Co. (Insurance)	21
1,048	Automatic Data Processing, Inc. (IT Services)	107
76	AutoZone, Inc. (Specialty Retail) (a)	55
305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	14
85	Bank of Hawaii Corp. (Banks)	7
468	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	85
388	Bed Bath & Beyond, Inc. (Specialty Retail)	15
181	Bemis Co., Inc. (Containers & Packaging)	9
680	Best Buy Co., Inc. (Specialty Retail)	33
79	Bio-Techne Corp. (Life Sciences Tools & Services)	8
79	Blue Buffalo Pet Products, Inc. (Food Products) (a)	2

Shares	Security Description	Value (000)
	United States (continued)
274	Broadridge Financial Solutions, Inc. (IT Services)	$19
223	Brown & Brown, Inc. (Insurance)	9
310	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	24
360	Campbell Soup Co. (Food Products)	21
737	Cardinal Health, Inc. (Health Care Providers & Services)	60
144	Carlisle Companies, Inc. (Industrial Conglomerates)	15
101	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	9
353	CDK Global, Inc. (Software)	23
649	Cerner Corp. (Health Care Technology) (a)	38
65	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	29
68	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	4
206	Cintas Corp. (Commercial Services & Supplies)	26
8,574	Cisco Systems, Inc. (Communications Equipment)	290
697	Citizens Financial Group, Inc. (Banks)	24
341	Citrix Systems, Inc. (Software) (a)	28
713	CME Group, Inc. (Capital Markets)	86
576	Coach, Inc. (Textiles, Apparel & Luxury Goods)	24
1,358	Cognizant Technology Solutions Corp. (IT Services) (a)	81
1,996	Colgate-Palmolive Co. (Household Products)	147
174	Commerce Bancshares, Inc. (Banks)	10
277	Copart, Inc. (Commercial Services & Supplies) (a)	17
143	Crane Co. (Machinery)	11
2,192	CSX Corp. (Road & Rail)	102
177	Cullen/Frost Bankers, Inc. (Banks)	16
405	Cummins, Inc. (Machinery)	61
375	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	25
498	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	31
172	Dick’s Sporting Goods, Inc. (Specialty Retail)	8
143	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	7
519	Dollar Tree, Inc. (Multiline Retail) (a)	40
260	Donaldson Company, Inc. (Machinery)	12
331	Dover Corp. (Machinery)	27
420	Dr. Pepper Snapple Group, Inc. (Beverages)	41
72	Dril-Quip, Inc. (Energy Equipment & Services) (a)	4
90	DST Systems, Inc. (IT Services)	11
219	Eaton Vance Corp. (Capital Markets)	10
596	Ecolab, Inc. (Chemicals)	75
481	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	45
423	Expeditors International of Washington, Inc. (Air Freight & Logistics)	24
1,513	Express Scripts Holding Co. (Health Care Providers & Services) (a)	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,067	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	$252
167	F5 Networks, Inc. (Communications Equipment) (a)	24
90	FactSet Research Systems, Inc. (Capital Markets)	15
610	Fastenal Co. (Trading Companies & Distributors)	32
322	First Republic Bank (Banks)	30
535	Fiserv, Inc. (IT Services) (a)	62
203	FleetCor Technologies, Inc. (IT Services) (a)	31
306	Fluor Corp. (Construction & Engineering)	16
139	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	2
817	Franklin Resources, Inc. (Capital Markets)	34
210	GameStop Corp., Class – A (Specialty Retail)	5
452	Gap, Inc. (Specialty Retail)	11
1,320	General Mills, Inc. (Food Products)	78
104	Genesee & Wyoming, Inc., Class – A (Road & Rail) (a)	7
325	Genuine Parts Co. (Distributors)	30
1,883	Halliburton Co. (Energy Equipment & Services)	92
174	Henry Schein, Inc. (Health Care Providers & Services) (a)	30
313	Hershey Co. (Food Products)	34
181	Hexcel Corp. (Aerospace & Defense)	10
599	Hormel Foods Corp. (Food Products)	21
134	Hubbell, Inc. (Electrical Equipment)	16
172	IDEX Corp. (Machinery)	16
205	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	32
671	Illinois Tool Works, Inc. (Machinery)	88
7,579	Intel Corp. (Semiconductors & Semiconductor Equipment)	274
1,622	International Business Machines Corp. (IT Services)	282
173	International Flavors & Fragrances, Inc. (Chemicals)	23
620	Intuit, Inc. (Software)	72
68	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	8
185	Jack Henry & Associates, Inc. (IT Services)	17
283	Jacobs Engineering Group, Inc. (Construction & Engineering)	16
92	John Wiley & Sons, Inc., Class – A (Media)	5
20	Juno Therapeutics, Inc. (Biotechnology) (a)	—
816	Kimberly-Clark Corp. (Household Products)	107
426	Kohl’s Corp. (Multiline Retail)	17
213	Laboratory Corporation of America Holdings (Health Care Providers & Services) (a)	31
87	Landstar System, Inc. (Road & Rail)	7
172	Lincoln Electric Holdings, Inc. (Machinery)	15
646	LKQ Corp. (Distributors) (a)	19
49	LogMeln, Inc. (Internet Software & Services)	5
245	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	13
97	Lumentum Holdings, Inc. (Communications Equipment) (a)	5

Shares	Security Description	Value (000)
	United States (continued)
1,194	Marsh & McLennan Companies, Inc. (Insurance)	$89
2,207	MasterCard, Inc., Class – A (IT Services)	248
265	McCormick & Co., Inc. (Food Products)	26
2,120	McDonald’s Corp. (Hotels, Restaurants & Leisure)	275
518	McKesson Corp. (Health Care Providers & Services)	77
397	Mead Johnson Nutrition Co. (Food Products)	35
205	MEDNAX, Inc. (Health Care Providers & Services) (a)	14
59	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	29
4,539	Microsoft Corp. (Software)	299
340	Molson Coors Brewing Co., Class – B (Beverages)	33
37	Morningstar, Inc. (Capital Markets)	3
90	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	9
158	National Fuel Gas Co. (Gas Utilities)	9
209	National Instruments Corp. (Electronic Equipment, Instruments & Components)	7
812	National Oilwell Varco, Inc. (Energy Equipment & Services)	33
2,994	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	166
291	Nordstrom, Inc. (Multiline Retail)	14
679	Norfolk Southern Corp. (Road & Rail)	76
1,721	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	109
264	Oceaneering International, Inc. (Energy Equipment & Services)	7
150	Old Dominion Freight Line, Inc. (Road & Rail)	13
6,601	Oracle Corp. (Software)	294
159	Patterson Companies, Inc. (Health Care Providers & Services)	7
707	Paychex, Inc. (IT Services)	42
2,733	PayPal Holdings, Inc. (IT Services) (a)	118
2,536	PepsiCo, Inc. (Beverages)	284
1,204	Phillips 66 (Oil, Gas & Consumable Fuels)	95
127	Polaris Industries, Inc. (Leisure Products)	11
642	Praxair, Inc. (Chemicals)	75
298	Quest Diagnostics, Inc. (Health Care Providers & Services)	29
389	Red Hat, Inc. (Software) (a)	34
311	ResMed, Inc. (Health Care Equipment & Supplies)	22
1,825	Reynolds American, Inc. (Tobacco)	115
310	Robert Half International, Inc. (Professional Services)	15
194	Rollins, Inc. (Commercial Services & Supplies)	7
227	Roper Industries, Inc. (Industrial Conglomerates)	47
923	Ross Stores, Inc. (Specialty Retail)	61
615	S&P Global, Inc. (Capital Markets)	80
312	SCANA Corp. (Multi-Utilities)	20
205	Scripps Networks Interactive, Class – A (Media)	16
135	Snap-on, Inc. (Machinery)	23

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
199	Sonoco Products Co. (Containers & Packaging)	$10
142	Spirit Airlines, Inc. (Airlines) (a)	8
286	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	7
331	Stanley Black & Decker, Inc. (Machinery)	44
1,434	Staples, Inc. (Specialty Retail)	13
3,318	Starbucks Corp. (Hotels, Restaurants & Leisure)	194
1,313	Sysco Corp. (Food & Staples Retailing)	68
591	T. Rowe Price Group, Inc. (Capital Markets)	40
596	TD Ameritrade Holding Corp. (Capital Markets)	23
352	Teradata Corp. (IT Services) (a)	11
2,287	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	184
290	The Clorox Co. (Household Products)	39
5,924	The Coca-Cola Co. (Beverages)	251
67	The Dun & Bradstreet Corp. (Professional Services)	7
261	The J.M. Smucker Co. (Food Products)	34
1,312	The Kraft Heinz Co. (Food Products)	119
2,179	The Kroger Co. (Food & Staples Retailing)	64
34	The Madison Square Garden Co., Class – A (Media) (a)	7
132	The Middleby Corp. (Machinery) (a)	18
186	The Sherwin-Williams Co. (Chemicals)	58
2,042	The Southern Co. (Electric Utilities)	102
260	The Toro Co. (Machinery)	16
2,659	The Walt Disney Co. (Media)	301
254	Tiffany & Co. (Specialty Retail)	24
290	Tractor Supply Co. (Specialty Retail)	20
153	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	44
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	7
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	6
1,932	Union Pacific Corp. (Road & Rail)	205
737	V.F. Corp. (Textiles, Apparel & Luxury Goods)	41
76	Varex Imaging Corp. (Health Care Equipment & Supplies) (a)	3
225	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	21
182	VCA Antech, Inc. (Health Care Providers & Services) (a)	17
196	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment) (a)	6
3,287	Visa, Inc., Class – A (IT Services)	292
188	VMware, Inc., Class – A (Software) (a)	17
134	W.W. Grainger, Inc. (Trading Companies & Distributors)	31
213	Wabtec Corp. (Machinery)	17
3,487	Wal-Mart Stores, Inc. (Food & Staples Retailing)	252
169	Waters Corp. (Life Sciences Tools & Services) (a)	26
1,155	Western Union Co. (IT Services)	24
687	Whole Foods Market, Inc. (Food & Staples Retailing)	20
169	Williams-Sonoma, Inc. (Specialty Retail)	9

Shares	Security Description	Value (000)
	United States (continued)
157	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	$6
1,124	Xcel Energy, Inc. (Electric Utilities)	50
535	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	31

		11,379

	Total Common Stocks	26,649

	Preferred Stock — 0.03%
	Germany — 0.03%
97	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	8

	Total Preferred Stock	8

	Mutual Fund — 0.26%
69,000	State Street Institutional Treasury Plus Money Market Fund, 0.52% (b)	69

	Total Mutual Fund	69

	Total Investments (cost $23,674) — 99.42%	26,726
	Other assets in excess of liabilities — 0.58%	156

	Net Assets — 100.00%	$26,882

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2017.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	55.43%	43.70%	99.13%
Preferred Stock	0.03%	—	0.03%
Mutual Fund	—	0.26%	0.26%
Other Assets (Liabilities)	0.57%	0.01%	0.58%

Total Net Assets	56.03%	43.97%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.58%
	Australia — 4.13%
129,200	AMP Ltd. (Diversified Financial Services)	$511
88,593	APA Group (Gas Utilities)	606
299,588	Aurizon Holdings Ltd. (Road & Rail)	1,201
150,133	AusNet Services (Electric Utilities)	193
186,282	Australia & New Zealand Banking Group Ltd. (Banks)	4,527
24,461	Bank of Queensland Ltd. (Banks)	227
29,364	Bendigo & Adelaide Bank Ltd. (Banks)	272
93,025	Coca-Cola Amatil Ltd. (Beverages)	769
108,217	Commonwealth Bank of Australia (Banks)	7,102
60,426	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	545
80,458	Dexus Property Group (Equity Real Estate Investment Trusts)	600
199,850	DUET Group (Multi-Utilities)	426
8,619	Flight Centre Ltd. (Hotels, Restaurants & Leisure) ^	190
148,913	GPT Group (Equity Real Estate Investment Trusts)	586
91,562	Harvey Norman Holdings Ltd. (Multiline Retail)	317
146,652	Insurance Australia Group Ltd. (Insurance)	678
13,036	Macquarie Group Ltd. (Capital Markets)	898
298,429	Mirvac Group (Equity Real Estate Investment Trusts)	499
168,894	National Australia Bank Ltd. (Banks)	4,301
82,999	QBE Insurance Group Ltd. (Insurance)	817
439,750	Scentre Group (Equity Real Estate Investment Trusts)	1,441
199,580	Stockland Trust Group (Equity Real Estate Investment Trusts)	707
78,795	Suncorp Group Ltd. (Insurance)	795
181,640	Sydney Airport (Transportation Infrastructure)	939
136,719	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	496
232,227	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	786
364,791	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,298
285,734	Vicinity Centres (Equity Real Estate Investment Trusts)	618
135,470	Wesfarmers, Ltd. (Food & Staples Retailing)	4,663
568,392	Westfield Corp. (Equity Real Estate Investment Trusts)	3,856
287,333	Westpac Banking Corp. (Banks)	7,695

		48,559

	Austria — 0.05%
2,831	ANDRITZ AG (Machinery)	142
5,762	OMV AG (Oil, Gas & Consumable Fuels)	227
4,378	Voestalpine AG (Metals & Mining)	172

		541

	Belgium — 0.60%
6,674	Ageas (Insurance)	261
43,699	Anheuser-Busch InBev NV (Beverages)	4,796
8,211	Belgacom SA (Diversified Telecommunication Services)	258
2,114	Groupe Bruxelles Lambert SA (Diversified Financial Services)	192
5,035	Solvay SA (Chemicals)	615

Shares	Security Description	Value (000)
	Belgium (continued)
14,867	Telenet Group Holding NV (Media) (a)	$884

		7,006

	Bermuda — 0.03%
104,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	409

	Brazil — 0.03%
51,776	Ambev SA, ADR (Beverages)	298

	Canada — 2.41%
44,154	Canadian Pacific Railway Ltd. (Road & Rail)	6,487
34,360	Canadian Pacific Railway Ltd. (Road & Rail)	5,048
670,777	Encana Corp. (Oil, Gas & Consumable Fuels)	7,859
167,842	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4,535
232,500	Manulife Financial Corp. (Insurance)	4,125
6,214	Rogers Communications, Inc. (Wireless Telecommunication Services)	275

		28,329

	China — 2.23%
42,700	Baidu, Inc., ADR (Internet Software & Services) (a)	7,367
1,105,110	China Mobile Ltd. (Wireless Telecommunication Services)	12,094
5,645,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,741

		26,202

	Denmark — 0.97%
336	A.P. Moller – Maersk A/S, Class – A (Marine)	542
933	A.P. Moller – Maersk A/S, Class – B (Marine)	1,548
30,886	Danske Bank A/S (Banks)	1,052
6,860	Dong Energy A/S (Electric Utilities)	265
36,161	ISS A/S (Commercial Services & Supplies) (b)	1,368
182,016	Novo Nordisk A/S, Class – B (Pharmaceuticals)	6,252
69,315	TDC A/S (Diversified Telecommunication Services)	357
4,847	Tryg A/S (Insurance)	88

		11,472

	Finland — 0.51%
27,786	Elisa Oyj (Diversified Telecommunication Services)	983
86,558	Fortum Oyj (Electric Utilities) ^	1,369
32,213	Nokian Renkaat Oyj (Auto Components) ^	1,345
49,045	Sampo Oyj, Class – A (Insurance)	2,326

		6,023

	France — 8.52%
215,031	AXA SA (Insurance)	5,563
138,199	BNP Paribas (Banks)	9,203
32,265	Bouygues SA (Construction & Engineering)	1,313
8,345	Casino Guichard-Perrachon SA (Food & Staples Retailing)	467
9,760	CNP Assurances (Insurance)	199

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
63,849	Credit Agricole SA (Banks)	$865
32,837	Edenred (Commercial Services & Supplies)	776
863,764	ENGIE (Multi-Utilities)	12,236
26,976	Eutelsat Communications (Media)	602
2,677	Fonciere des Regions (Equity Real Estate Investment Trusts)	224
3,245	Gecina SA (Equity Real Estate Investment Trusts)	440
2,722	Icade (Equity Real Estate Investment Trusts)	199
16,872	Klepierre (Equity Real Estate Investment Trusts)	656
18,348	Lagardere SCA (Media)	540
51,729	Natixism SA (Banks)	319
154,790	Orange (Diversified Telecommunication Services)	2,405
201,056	Sanofi-Aventis (Pharmaceuticals)	18,148
260,049	Schneider Electric SA (Electrical Equipment)	19,038
9,179	SCOR SE (Insurance)	347
43,244	Societe Generale (Banks)	2,193
26,284	Suez Environnement Co. (Multi-Utilities)	415
295,831	Total SA (Oil, Gas & Consumable Fuels)	14,962
7,755	Unibail-Rodamco SE (Equity Real Estate
	Investment Trusts)	1,813
97,761	Vallourec SA (Energy Equipment & Services) ^(a)	649
35,135	Veolia Environnement (Multi-Utilities)	658
178,595	Vivendi SA (Media)	3,473
101,609	Zodiac Aerospace (Aerospace & Defense)	2,542

		100,245

	Germany — 8.13%
46,565	Allianz SE (Insurance)	8,626
4,156	Axel Springer AG (Media)	230
174,208	BASF SE (Chemicals)	17,267
29,207	Bayerische Motoren Werke
	Aktiengesellschaft (Automobiles)	2,664
30,070	Beiersdorf AG (Personal Products)	2,846
33,884	Commerzbank AG (Banks)	306
84,976	Daimler AG, Registered Shares (Automobiles)	6,273
75,429	Deutsche Boerse AG (Capital Markets) (a)	6,912
20,886	Deutsche Lufthansa AG, Registered Shares (Airlines)	339
148,663	Deutsche Post AG (Air Freight & Logistics)	5,091
147,721	Deutsche Telekom AG (Diversified
	Telecommunication Services)	2,588
14,431	Evonik Industries AG (Chemicals)	471
1,917	Hannover Rueckversicherung AG (Insurance)	221
6,015	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	439
17,009	K+S AG - Registered (Chemicals) ^	395
55,060	Linde AG (Chemicals)	9,168
3,127	MAN SE (Machinery)	322
15,551	Metro AG (Food & Staples Retailing)	497
5,296	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,036
20,551	ProSiebenSat.1 Media AG (Media)	909
146,904	SAP SE (Software)	14,414
52,702	Siemens AG (Industrial Conglomerates)	7,218

Shares	Security Description	Value (000)
	Germany (continued)
30,216	Telefonica Deutschland Holding AG
	(Diversified Telecommunication Services)	$150
54,532	TUI AG (Hotels, Restaurants & Leisure)	756
10,575	United Internet AG (Internet Software & Services)	468
77,925	Vonovia SE (Real Estate Management & Development)	2,746
59,789	Wirecard AG (IT Services) ^	3,310

		95,662

	Hong Kong — 2.47%
613,480	AIA Group Ltd. (Insurance) (b)	3,868
43,792	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	4,723
47,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	643
294,055	BOC Hong Kong (Holdings) Ltd. (Banks)	1,201
240,000	Cathay Pacific Airways Ltd. (Airlines)	348
71,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	557
812,700	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,379
159,093	CLP Holdings Ltd. (Electric Utilities)	1,663
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—
238,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	620
61,706	Hang Seng Bank Ltd. (Banks)	1,252
108,200	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	670
277,573	HK Electric Investments Ltd. (Electric Utilities)	256
401,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	517
66,000	Hysan Development Co. (Real Estate Management & Development)	299
68,000	Kerry Properties Ltd. (Real Estate Management & Development)	236
1,172,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	508
605,483	New World Development Co. Ltd. (Real Estate Management & Development)	745
450,000	PCCW Ltd. (Diversified Telecommunication Services)	265
148,224	Power Assets Holdings Ltd. (Electric Utilities)	1,278
323,205	Sino Land Co. Ltd. (Real Estate Management & Development)	566
421,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	342
157,256	Sun Hung Kai Properties Ltd. (Real Estate
	Management & Development)	2,312
62,708	Swire Pacific Ltd., Class – A (Real Estate
	Management & Development)	626
99,600	Swire Properties Ltd. (Real Estate Management & Development)	319
232,917	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,632

See accompanying notes to portfolio of investment.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
145,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	$1,254

		29,079

	Indonesia — 0.05%
554,300	PT Bank Rakyat Indonesia Persero Tbk (Banks)	540

	Ireland (Republic of) — 0.62%
8,223	Allegion PLC (Building Products)	622
39,647	CRH PLC (Construction Materials)	1,399
59,865	Medtronic PLC (Health Care Equipment & Supplies)	4,823
3,977	Paddy Power PLC (Hotels, Restaurants & Leisure)	426

		7,270

	Israel — 0.32%
94,946	Bank Hapoalim Ltd. (Banks)	579
285,793	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	514
137,623	Israel Chemicals Ltd. (Chemicals)	586
42,990	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,414
21,549	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	692

		3,785

	Italy — 2.29%
209,611	Assicurazioni Generali SpA (Insurance)	3,331
57,510	Atlantia SpA (Transportation Infrastructure)	1,485
301,569	Eni SpA (Oil, Gas & Consumable Fuels)	4,938
1,445,082	Intesa Sanpaolo SpA (Banks)	3,925
42,961	Intesa Sanpaolo SpA (Banks)	109
23,976	Poste Italiane SpA (Insurance)	160
296,717	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,283
359,552	Telecom Italia SpA (Diversified Telecommunication Services)	262
91,279	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	453
706,442	Unicredit SpA (Banks) (a)	10,889
50,633	UnipolSai SpA (Insurance)	112

		26,947

	Japan — 17.87%
4,761	AEON Credit Service Co. Ltd. (Consumer Finance)	90
41,700	Amada Holdings Co. Ltd. (Machinery)	476
52,162	Aozora Bank Ltd. (Banks)	192
125,229	Asahi Glass Co. Ltd. (Building Products)	1,014
74,900	Asahi Group Holdings Ltd. (Beverages)	2,832
158,000	Asahi Kasei Corp. (Chemicals)	1,533
267,800	Astellas Pharma, Inc. (Pharmaceuticals)	3,527
9,180	Benesse Holdings, Inc. (Diversified Consumer Services)	287
113,611	Bridgestone Corp. (Auto Components)	4,596
28,300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	591
38,500	CALBEE, Inc. (Food Products)^	1,313

Shares	Security Description	Value (000)
	Japan (continued)
132,210	Canon, Inc. (Technology Hardware, Storage & Peripherals)	$4,123
27,100	Casio Computer Co. Ltd. (Household Durables) ^	377
40,100	Chubu Electric Power Co., Inc. (Electric Utilities)	536
66,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	717
73,378	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,653
4,479	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	615
35,450	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,018
86	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	224
51,000	Daiwa Securities Group, Inc. (Capital Markets)	311
59,400	Denso Corp. (Auto Components)	2,613
113,200	East Japan Railway Co. (Road & Rail)	9,859
31,657	Eisai Co. Ltd. (Pharmaceuticals)	1,639
9,100	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	213
76,298	Fuji Heavy Industries Ltd. (Automobiles)	2,799
235,000	Fujitsu Ltd. (IT Services)	1,438
34,886	Fukuoka Financial Group, Inc. (Banks)	151
2,700	Hikari Tsushin, Inc. (Specialty Retail)	264
2,231,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	12,076
9,441	Hokuriku Electric Power Co. (Electric Utilities)	92
202,436	Honda Motor Co. Ltd. (Automobiles)	6,094
18,900	Iida Group Holdings Co. Ltd. (Household Durables)	290
70,100	Isuzu Motors Ltd. (Automobiles)	927
187,117	ITOCHU Corp. (Trading Companies & Distributors)	2,656
281,400	Japan Airlines Co. Ltd. (Airlines)	8,914
16,200	Japan Exchange Group, Inc. (Capital Markets)	231
18,000	Japan Post Bank Co. Ltd. (Banks)	223
19,700	Japan Post Holdings Co. Ltd. (Insurance)	247
51	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	197
82	Japan Real Estate Investment Corp. (Equity
	Real Estate Investment Trusts)	435
159	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	312
288,612	Japan Tobacco, Inc. (Tobacco)	9,381
32,179	JS Group Corp. (Building Products)	817
24,154	JSR Corp. (Chemicals)	407
27,500	JTEKT Corp. (Machinery)	427
353,958	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,738
556,500	KDDI Corp. (Wireless Telecommunication Services)	14,609
100,063	Kirin Holdings Co. Ltd. (Beverages)	1,888
336,145	Komatsu Ltd. (Machinery)	8,762
55,900	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	500
44,484	Kuraray Co. Ltd. (Chemicals)	675
39,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,223

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,394	Lawson, Inc. (Food & Staples Retailing)	$502
207,516	Marubeni Corp. (Trading Companies & Distributors)	1,278
26,400	Marui Group Co. Ltd. (Multiline Retail)	359
7,187	Maruichi Steel Tube Ltd. (Metals & Mining)	204
40,800	Mebuki Financial Group, Inc. (Banks)	163
6,900	Miraca Holdings, Inc. (Health Care Providers & Services)	317
169,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,310
190,445	Mitsubishi Corp. (Trading Companies & Distributors)	4,116
400,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,605
28,526	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	594
590,905	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,714
13,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	65
216,388	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,135
1,117,877	Mizuho Financial Group, Inc. (Banks)	2,049
24,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	766
326,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	785
188,400	Nikon Corp. (Household Durables)	2,732
88	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	481
52,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	317
95	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	206
100,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	4,308
289,254	Nissan Motor Co. Ltd. (Automobiles)	2,790
11,800	NOK Corp. (Auto Components)	274
372,000	Nomura Holdings, Inc. (Capital Markets)	2,312
7,311	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	117
252	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	391
16,400	Nomura Research Institute Ltd. (IT Services)	604
15,600	NTT Data Corp. (IT Services)	740
247,517	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5,765
7,800	OBIC Co., Ltd. (IT Services)	371
100,822	Oji Paper Co. Ltd. (Paper & Forest Products)	472
41,200	ORIX Corp. (Diversified Financial Services)	610
118,712	Osaka Gas Co. Ltd. (Gas Utilities)	451
6,400	OTSUKA Corp. (IT Services)	347
49,415	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,229
12,900	Park24 Co. Ltd. (Commercial Services & Supplies)	338
10,400	Pola Orbis Holdings, Inc. (Personal Products)	251

Shares	Security Description	Value (000)
	Japan (continued)
99,338	Resona Holdings, Inc. (Banks)	$534
83,083	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	684
6,115	Sankyo Co. Ltd. (Leisure Products)	204
5,600	SBI Holdings, Inc. (Capital Markets)	78
24,000	Sega Sammy Holdings, Inc. (Leisure Products)	322
35,096	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	739
74,852	Sekisui House Ltd. (Household Durables)	1,231
25,800	Seven Bank Ltd. (Banks) ^	84
22,194	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	225
16,500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	605
8,608	Sony Financial Holdings, Inc. (Insurance)	138
192,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,073
148,786	Sumitomo Corp. (Trading Companies & Distributors)	2,002
92,100	Sumitomo Electric Industries Ltd. (Auto Components)	1,527
190,948	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,939
15,183	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	527
20,291	Sumitomo Rubber Industries Ltd. (Auto Components)	346
27,000	T&D Holdings, Inc. (Insurance)	392
98,511	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	4,628
23,300	Teijin Ltd. (Chemicals)	439
32,000	The Chiba Bank Ltd. (Banks)	206
17,342	The Chugoku Electric Power Co., Inc. (Electric Utilities)	192
48,700	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	874
23,100	The Hachijuni Bank Ltd. (Banks)	131
29,000	The Hiroshima Bank Ltd. (Banks)	123
24,000	The Shizuoka Bank Ltd. (Banks)	195
13,700	The Yokohama Rubber Co. Ltd. (Auto Components)	268
28,400	Tohoku Electric Power Co., Inc. (Electric Utilities)	385
32,200	Tokio Marine Holdings, Inc. (Insurance)	1,359
19,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,129
121,000	Tokyo Gas Co. Ltd. (Gas Utilities)	551
20,100	Toyota Industries Corp. (Auto Components)	999
156,800	Toyota Motor Corp. (Automobiles)	8,512
26,570	Toyota Tsusho Corp. (Trading Companies & Distributors)	804
13,927	Trend Micro, Inc. (Software)	619
184	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	283
27,200	USS Co. Ltd. (Specialty Retail)	454
20,800	West Japan Railway Co. (Road & Rail)	1,353
175,200	Yahoo Japan Corp. (Internet Software & Services) ^	809
78,900	Yamada Denki Co. Ltd. (Specialty Retail) ^	393
34,900	Yamaha Motor Co. Ltd. (Automobiles)	841

		210,387

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey — 0.23%
31,565	Petrofac Ltd. (Energy Equipment & Services)	$363
36,610	Wolseley PLC (Trading Companies & Distributors)	2,303

		2,666

	Luxembourg — 0.51%
319,737	ArcelorMittal (Metals & Mining) (a)	2,690
6,456	Millicom International Cellular SA (Wireless Telecommunication Services)	360
9,510	RTL Group (Media)	766
53,404	SES – FDR, Class – A (Media)	1,242
27,597	Tenaris SA, ADR (Energy Equipment & Services)	942

		6,000

	Mexico — 0.01%
47,300	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	109

	Netherlands — 3.53%
7,859	ABN AMRO Group NV (Banks)	191
49,076	AEGON NV (Insurance)	250
194,817	Akzo Nobel NV (Chemicals)	16,154
15,104	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,004
6,414	Heineken NV (Beverages)	546
639,109	ING Groep NV (Banks)	9,661
124,352	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	374
6,589	Koninklijke Boskalis Westminster NV (Construction & Engineering)	227
13,929	Koninklijke DSM NV (Chemicals)	942
71,851	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,309
9,041	NN Group NV (Insurance)	294
9,142	Randstad Holding NV (Professional Services) ^	528
75,002	Reed Elsevier NV (Professional Services)	1,388
133,786	Unilever NV (Personal Products)	6,646

		41,514

	New Zealand — 0.04%
36,014	Contact Energy Ltd. (Electric Utilities)	128
65,562	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	129
85,558	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	209

		466

	Norway — 0.39%
8,245	Gjensidige Forsikring ASA (Insurance)	126
45,784	Marine Harvest ASA (Food Products)	698
131,052	Statoil ASA (Oil, Gas & Consumable Fuels)	2,240
43,727	Telenor ASA (Diversified Telecommunication Services)	728
20,191	Yara International ASA (Chemicals)	778

		4,570

	Portugal — 0.02%
82,483	EDP – Energias de Portugal SA (Electric Utilities)	279

Shares	Security Description	Value (000)
	Russia — 0.08%
59,230	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	$929

	Singapore — 0.96%
317,172	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	571
283,244	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	313
354,415	CapitaMall Trust (Equity Real Estate Investment Trusts)	499
476,300	ComfortDelGro Corp. Ltd. (Road & Rail)	872
319,599	Keppel Corp. Ltd. (Industrial Conglomerates)	1,586
288,900	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,008
78,900	Singapore Airlines Ltd. (Airlines)	568
256,081	Singapore Press Holdings Ltd. (Media)	650
195,327	Singapore Tech Engineering (Aerospace & Defense)	521
1,074,779	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,013
277,880	Suntec REIT (Equity Real Estate Investment Trusts)	356
426,236	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	344

		11,301

	South Korea — 1.61%
618	LG Household & Health Care Ltd. (Personal Products)	448
10	Orion Corp. (Food Products)	6
4,522	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	8,331
45,194	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	10,187

		18,972

	Spain — 2.07%
91,301	Abertis Infraestructuras SA (Transportation Infrastructure)	1,471
344,448	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,671
181,539	Banco Popular Espanol SA (Banks) (a)	176
1,376,684	CaixaBank SA (Banks)	5,916
58,375	Corporacion Mapfre (Insurance)	200
32,538	Enagas (Oil, Gas & Consumable Fuels)	845
23,031	Endesa (Electric Utilities)	541
25,174	Gas Natural SDG SA (Gas Utilities)	552
74,828	Grifols SA, ADR (Biotechnology)	1,413
42,910	Grifols SA (Biotechnology)	1,052
395,667	Iberdrola SA (Electric Utilities)	2,830
31,118	Red Electrica Corp. (Electric Utilities)	597
163,581	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,526
323,558	Telefonica SA (Diversified Telecommunication Services)	3,619

		24,409

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden — 2.34%
225,795	Alfa Laval AB (Machinery)	$4,262
161,066	Hennes & Mauritz AB, B Shares (Specialty Retail)	4,117
13,694	ICA Gruppen AB (Food & Staples Retailing) ^	467
285,854	Nordea Bank AB (Banks)	3,265
145,542	Skandinaviska Enskilda Banken AB, Class – A (Banks) ^	1,620
69,682	Skanska AB, B Shares (Construction & Engineering) ^	1,641
143,517	Svenska Handelsbanken AB, A Shares (Banks) ^	1,969
137,595	Swedbank AB, A Shares (Banks) ^	3,189
45,153	Tele2 AB, B Shares (Wireless Telecommunication Services)	431
779,475	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment) ^	5,205
326,113	TeliaSonera AB (Diversified Telecommunication Services)	1,368

		27,534

	Switzerland — 10.45%
836,893	ABB Ltd., Registered Shares (Electrical Equipment)	19,581
4,723	Actelion Ltd. (Biotechnology)	1,333
33,528	Adecco SA, Registered Shares (Professional Services)	2,382
124,964	Aryzta AG (Food Products)	4,012
3,055	Baloise Holding AG, Registered Shares (Insurance)	420
117,426	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	9,288
85,048	Credit Suisse Group AG (Capital Markets)	1,265
8,819	Kuehne & Nagel International Ltd. (Marine)	1,246
28,299	LafargeHolcim Ltd., Registered Shares (Construction Materials)	1,673
226,851	Nestle SA (Food Products)	17,409
293,103	Novartis AG, Registered Shares (Pharmaceuticals)	21,761
1,406	Pargesa Holding SA (Diversified Financial Services)	99
84,394	Roche Holding AG (Pharmaceuticals)	21,558
907	SGS SA, Registered Shares (Professional Services)	1,936
5,914	Swiss Prime Site AG (Real Estate Management & Development)	521
19,916	Swiss Re AG (Insurance)	1,789
2,207	Swisscom AG (Diversified Telecommunication Services)	1,018
1,771	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	634
325,057	UBS Group AG (Capital Markets)	5,204
36,820	Zurich Financial Services AG (Insurance)	9,832

		122,961

	Taiwan — 0.26%
497,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,096

	Thailand — 0.02%
316,300	Thai Beverage PCL (Beverages)	213

Shares	Security Description	Value (000)
	United Kingdom — 19.52%
26,623	3i Group PLC (Capital Markets)	$250
29,737	Aberdeen Asset Management PLC (Capital Markets)	99
9,366	Admiral Group PLC (Insurance)	233
39,016	Aon PLC (Insurance)	4,631
306,249	AstraZeneca PLC (Pharmaceuticals)	18,846
1,688,542	Aviva PLC (Insurance)	11,253
380,812	BAE Systems PLC (Aerospace & Defense)	3,065
1,148,349	Balfour Beatty PLC (Construction & Engineering)	3,875
2,611,168	Barclays PLC (Banks)	7,363
108,362	Barratt Developments PLC (Household Durables)	742
230,606	BHP Billiton PLC (Metals & Mining)	3,565
1,409,545	BP PLC (Oil, Gas & Consumable Fuels)	8,079
308,713	British American Tobacco PLC (Tobacco)	20,496
52,413	British Land Co. PLC (Equity Real Estate Investment Trusts)	401
111,409	British Sky Broadcasting Group PLC (Media)	1,362
450,141	BT Group PLC (Diversified Telecommunication Services)	1,794
79,089	Capita PLC (Professional Services)	559
58,711	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	205
129,076	Carnival PLC (Hotels, Restaurants & Leisure)	7,402
320,076	Centrica PLC (Multi-Utilities)	870
2,143,425	Cobham PLC (Aerospace & Defense)	3,571
91,156	Coca-Cola European Partners PLC (Beverages)	3,436
565,290	ConvaTec Group PLC (Health Care Equipment & Supplies) (a)(b)	1,976
146,372	Diageo PLC (Beverages)	4,187
63,401	Direct Line Insurance Group PLC (Insurance)	276
107,863	Dixons Carphone PLC (Specialty Retail)	429
16,959	easyJet PLC (Airlines)	218
177,514	G4S PLC (Commercial Services & Supplies)	677
670,700	GlaxoSmithKline PLC (Pharmaceuticals)	13,943
42,993	Hammerson PLC (Equity Real Estate Investment Trusts)	308
891,933	HSBC Holdings PLC (Banks)	7,273
29,632	IMI PLC (Machinery)	443
120,532	Imperial Tobacco Group PLC (Tobacco)	5,839
29,109	Inmarsat PLC (Diversified Telecommunication Services)	310
17,595	Investec PLC (Capital Markets)	120
489,371	ITV PLC (Media)	1,342
181,919	J Sainsbury PLC (Food & Staples Retailing)	602
42,842	Land Securities Group PLC (Equity Real Estate Investment Trusts)	568
254,097	Legal & General Group PLC (Insurance)	787
67,126	Liberty Global PLC, Class – A (Media) (a)	2,408
107,127	Liberty Global PLC, Class – C (Media) (a)	3,754
10,412,493	Lloyds Banking Group PLC (Banks)	8,650
176,591	Marks & Spencer Group PLC (Multiline Retail)	745
84,245	Meggitt PLC (Aerospace & Defense)	470

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
226,005	National Grid PLC (Multi-Utilities)	$2,869
13,079	NEX Group PLC (Capital Markets)	93
209,726	Old Mutual PLC (Insurance)	527
101,989	Pearson PLC (Media)	872
41,042	Persimmon PLC (Household Durables)	1,077
3,683	Provident Financial PLC (Consumer Finance)	138
453,016	Prudential PLC (Insurance)	9,568
178,458	Rio Tinto PLC (Metals & Mining)	7,175
272,105	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	7,145
733,940	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	20,085
97,668	Royal Mail PLC (Air Freight & Logistics)	520
44,759	SEGRO PLC (Equity Real Estate Investment Trusts)	256
12,570	Severn Trent PLC (Water Utilities)	375
331,694	SSE PLC (Electric Utilities)	6,133
19,172	St. James Place PLC (Insurance)	255
82,119	Standard Life PLC (Insurance)	365
61,104	Tate & Lyle PLC (Food Products)	585
17,728	The Berkeley Group Holdings PLC (Household Durables)	712
36,398	United Utilities Group PLC (Water Utilities)	453
4,938,942	Vodafone Group PLC (Wireless Telecommunication Services)	12,875
93,865	William Hill PLC (Hotels, Restaurants & Leisure)	342

		229,842

	United States — 0.31%
2,427	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	2,152
12,607	WABCO Holdings, Inc. (Machinery)(a)	1,480

		3,632

	Total Common Stocks	1,101,247

	Preferred Stocks — 1.67%
	Germany — 1.67%
3,623	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	285
18,090	Henkel AG & Co. KGaA – Preferred (Household Products)	2,318
117,193	Volkswagen AG – Preferred (Automobiles)	17,076

	Total Preferred Stocks	19,679

	Time Deposit — 1.10%
$12,936	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	12,936

	Total Time Deposit	12,936

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 3.10%
156,000	Dreyfus Treasury Prime Cash Management Fund, 0.50% (c)	$156
6,419,000	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(c)	6,419
488,000	State Street Institutional Treasury Money Market Fund, 0.52% (c)	488
29,408,000	State Street Institutional Treasury Plus Money Market Fund, 0.52% (c)	29,408

	Total Mutual Funds	36,471

	Repurchase Agreement — 1.39%
$16,384	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $16,385,223 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $16,711,755) ^^	16,384

	Total Repurchase Agreement	16,384

	Total Investments (cost $1,084,027) — 100.84%	1,186,717
	Liabilities in excess of other assets — (0.84%)	(9,895)

	Net Assets — 100.00%	$1,176,822

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $21,830 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	11.93%	49.19%	32.46%	—	—	93.58%
Preferred Stocks	0.20%	0.02%	1.45%	—	—	1.67%
Time Deposit	0.55%	—	0.53%	0.02%	—	1.10%
Mutual Funds	0.12%	0.44%	—	2.54%	0.00%	3.10%
Repurchase Agreement	0.29%	1.10%	—	—	—	1.39%
Other Assets (Liabilities)	-0.35%	-0.86%	0.18%	0.19%	0.00%	-0.84%

Total Net Assets	12.74%	49.89%	34.62%	2.75%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(107)	Japanese Yen Future	$(12,053)	6/19/17	$(333)
345	Mini MSCI EAFE Index Future	30,740	6/16/17	398

	Net Unrealized Appreciation/(Depreciation)			$65

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.54%
	Australia — 4.91%
275,983	AMP Ltd. (Diversified Financial Services)	$1,092
189,243	APA Group (Gas Utilities)	1,295
249,808	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	3,429
642,139	Aurizon Holdings Ltd. (Road & Rail)	2,575
320,698	AusNet Services (Electric Utilities)	413
397,917	Australia & New Zealand Banking Group Ltd. (Banks)	9,671
52,251	Bank of Queensland Ltd. (Banks)	485
62,724	Bendigo & Adelaide Bank Ltd. (Banks)	582
69,286	BlueScope Steel Ltd. (Metals & Mining)	649
198,711	Coca-Cola Amatil Ltd. (Beverages)	1,642
26,664	Cochlear Ltd. (Health Care Equipment & Supplies)	2,754
231,162	Commonwealth Bank of Australia (Banks)	15,169
85,765	Computershare Ltd. (IT Services)	921
129,075	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	1,164
49,011	CSL Ltd. (Biotechnology)	4,692
171,867	Dexus Property Group (Equity Real Estate Investment Trusts)	1,283
426,900	DUET Group (Multi-Utilities)	910
18,411	Flight Centre Ltd. (Hotels, Restaurants & Leisure)	406
304,993	Fortescue Metals Group Ltd. (Metals & Mining)	1,450
318,092	GPT Group (Equity Real Estate Investment Trusts)	1,251
338,858	Harvey Norman Holdings Ltd. (Multiline Retail) ^	1,172
313,263	Insurance Australia Group Ltd. (Insurance)	1,448
27,846	Macquarie Group Ltd. (Capital Markets)	1,918
42,955	Mineral Resources, Ltd. (Metals & Mining)	353
637,474	Mirvac Group (Equity Real Estate Investment Trusts)	1,066
360,775	National Australia Bank Ltd. (Banks)	9,187
79,487	Newcrest Mining Ltd. (Metals & Mining)	1,352
177,295	QBE Insurance Group Ltd. (Insurance)	1,745
338,902	Resolute Mining, Ltd. (Metals & Mining)	337
939,350	Scentre Group (Equity Real Estate Investment Trusts)	3,078
452,442	South32 Ltd. (Metals & Mining)	954
426,322	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,511
168,314	Suncorp Group Ltd. (Insurance)	1,698
388,000	Sydney Airport (Transportation Infrastructure)	2,006
292,045	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,060
496,060	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	1,678
779,231	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,774
610,357	Vicinity Centres (Equity Real Estate Investment Trusts)	1,319
289,377	Wesfarmers, Ltd. (Food & Staples Retailing)	9,962
566,965	Westfield Corp. (Equity Real Estate Investment Trusts)	3,846
540,955	Westpac Banking Corp. (Banks)	14,486
388,379	Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels) (a)	887

		115,670

Shares	Security Description	Value (000)
	Austria — 0.08%
6,067	ANDRITZ AG (Machinery)	$303
24,385	Erste Group Bank AG (Banks)	795
12,537	OMV AG (Oil, Gas & Consumable Fuels)	493
9,319	Voestalpine AG (Metals & Mining)	367

		1,958

	Belgium — 0.62%
14,111	Ageas (Insurance)	552
93,345	Anheuser-Busch InBev NV (Beverages)	10,245
17,501	Belgacom SA (Diversified Telecommunication Services)	549
4,931	Groupe Bruxelles Lambert SA (Diversified Financial Services)	448
13,899	Ontex Group NV (Personal Products)	446
10,915	Solvay SA (Chemicals)	1,334
17,163	Telenet Group Holding NV (Media) (a)	1,021

		14,595

	Bermuda — 0.04%
224,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	883

	Brazil — 0.01%
59,760	Ambev SA, ADR (Beverages)	344

	Canada — 1.33%
48,650	Canadian Pacific Railway Ltd. (Road & Rail)	7,147
39,643	Canadian Pacific Railway Ltd. (Road & Rail)	5,824
738,405	Encana Corp. (Oil, Gas & Consumable Fuels)	8,652
184,727	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	4,992
255,900	Manulife Financial Corp. (Insurance)	4,540
7,138	Rogers Communications, Inc. (Wireless Telecommunication Services)	316

		31,471

	China — 1.27%
47,000	Baidu, Inc., ADR (Internet Software & Services) (a)	8,108
1,168,482	China Mobile Ltd. (Wireless Telecommunication Services)	12,789
6,769,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	8,084
16,500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,060

		30,041

	Denmark — 1.26%
715	A.P. Moller – Maersk A/S, Class – A (Marine)	1,154
1,993	A.P. Moller – Maersk A/S, Class – B (Marine)	3,307
65,976	Danske Bank A/S (Banks)	2,247
27,561	Dong Energy A/S (Electric Utilities)	1,063
59,336	ISS A/S (Commercial Services & Supplies) (b)	2,244
26,025	Nets A/S (IT Services) (a)	420
443,164	Novo Nordisk A/S, Class – B (Pharmaceuticals)	15,221
4,108	Pandora A/S (Textiles, Apparel & Luxury Goods)	455

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
148,063	TDC A/S (Diversified Telecommunication Services)	$764
11,853	Tryg A/S (Insurance)	215
32,625	Vestas Wind Systems A/S (Electrical Equipment)	2,653

		29,743

	Egypt — 0.02%
220,032	Centamin PLC (Metals & Mining)	476

	Faroe Islands — 0.02%
11,980	Bakkafrost P/F (Food Products)	371

	Finland — 0.56%
59,354	Elisa Oyj (Diversified Telecommunication Services)	2,099
184,897	Fortum Oyj (Electric Utilities) ^	2,925
6,532	Kone Oyj (Machinery)	287
68,811	Nokian Renkaat Oyj (Auto Components) ^	2,873
104,766	Sampo Oyj, Class – A (Insurance)	4,968

		13,152

	France — 8.18%
525,092	AXA SA (Insurance)	13,585
240,533	BNP Paribas (Banks)	16,018
68,922	Bouygues SA (Construction & Engineering)	2,805
18,213	Casino Guichard-Perrachon SA (Food & Staples Retailing)	1,019
52,009	CNP Assurances (Insurance)	1,059
136,388	Credit Agricole SA (Banks)	1,848
70,144	Edenred (Commercial Services & Supplies)	1,657
1,098,610	ENGIE (Multi-Utilities)	15,563
57,623	Eutelsat Communications (Media)	1,286
42,699	Faurecia (Auto Components)	2,031
5,686	Fonciere des Regions (Equity Real Estate Investment Trusts)	475
6,933	Gecina SA (Equity Real Estate Investment Trusts)	941
6,085	Icade (Equity Real Estate Investment Trusts)	446
35,629	Klepierre (Equity Real Estate Investment Trusts)	1,386
39,192	Lagardere SCA (Media)	1,154
20,298	L’Oreal SA (Personal Products)	3,901
115,389	Natixism SA (Banks)	711
388,282	Orange (Diversified Telecommunication Services)	6,033
111,246	Peugeot SA (Automobiles) (a)	2,240
2,756	Rubis SA (Gas Utilities)	270
6,327	Safran SA (Aerospace & Defense)	473
360,267	Sanofi-Aventis (Pharmaceuticals)	32,518
366,052	Schneider Electric SA (Electrical Equipment)	26,798
19,399	SCOR SE (Insurance)	733
4,688	Seb SA (Household Durables)	655
165,828	Societe Generale (Banks)	8,411
53,762	Suez Environnement Co. (Multi-Utilities)	849
554,393	Total SA (Oil, Gas & Consumable Fuels)	28,039
11,724	UbiSoft Entertainment SA (Software) (a)	501
18,097	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	4,229
39,497	Valeo SA (Auto Components)	2,630
112,832	Vallourec SA (Energy Equipment & Services) ^(a)	749
75,032	Veolia Environnement (Multi-Utilities)	1,405
382,147	Vivendi SA (Media)	7,430

Shares	Security Description	Value (000)
	France (continued)
117,508	Zodiac Aerospace (Aerospace & Defense)	$2,939

		192,787

	Germany — 7.46%
77,895	Allianz SE (Insurance)	14,429
8,892	Axel Springer AG (Media)	491
309,484	BASF SE (Chemicals)	30,676
16,265	Bayer AG (Pharmaceuticals)	1,875
62,389	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	5,691
34,429	Beiersdorf AG (Personal Products)	3,259
72,380	Commerzbank AG (Banks)	655
7,371	Continental AG (Auto Components)	1,616
16,289	Covestro AG (Chemicals)	1,254
181,516	Daimler AG, Registered Shares (Automobiles)	13,398
91,002	Deutsche Boerse AG (Capital Markets) (a)	8,339
43,713	Deutsche Lufthansa AG, Registered Shares (Airlines)	709
269,518	Deutsche Post AG (Air Freight & Logistics)	9,230
362,839	Deutsche Telekom AG (Diversified Telecommunication Services)	6,357
30,189	Evonik Industries AG (Chemicals)	984
4,110	Hannover Rueckversicherung AG (Insurance)	474
12,829	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	936
105,789	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,160
36,334	K+S AG – Registered (Chemicals) ^	845
62,442	Linde AG (Chemicals)	10,397
6,626	MAN SE (Machinery)	683
32,263	Metro AG (Food & Staples Retailing)	1,032
5,998	MTU Aero Engines AG (Aerospace & Defense)	780
17,711	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	3,465
44,143	ProSiebenSat.1 Media AG (Media)	1,954
246,226	SAP SE (Software)	24,159
130,271	Siemens AG (Industrial Conglomerates)	17,842
61,909	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	307
116,485	TUI AG (Hotels, Restaurants & Leisure)	1,614
63,410	Uniper SE (Independent Power & Renewable Electricity Producers) (a)	1,067
30,928	United Internet AG (Internet Software & Services)	1,368
110,247	Vonovia SE (Real Estate Management & Development)	3,884
69,287	Wirecard AG (IT Services) ^	3,836

		175,766

	Hong Kong — 2.57%
708,118	AIA Group Ltd. (Insurance) (b)	4,465
50,480	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	5,443
103,600	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	1,409
628,005	BOC Hong Kong (Holdings) Ltd. (Banks)	2,566
512,000	Cathay Pacific Airways Ltd. (Airlines)	743
151,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,185

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
942,669	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	$2,760
42,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	523
338,919	CLP Holdings Ltd. (Electric Utilities)	3,543
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) (a)	—
511,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,328
131,809	Hang Seng Bank Ltd. (Banks)	2,673
229,400	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,421
590,377	HK Electric Investments Ltd. (Electric Utilities)	544
857,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,105
141,000	Hysan Development Co. (Real Estate Management & Development)	640
138,500	Kerry Properties Ltd. (Real Estate Management & Development)	480
2,502,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,085
1,294,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,592
960,000	PCCW Ltd. (Diversified Telecommunication Services)	566
316,038	Power Assets Holdings Ltd. (Electric Utilities)	2,725
691,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,213
900,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	732
336,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,938
132,326	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,321
392,000	Swire Properties Ltd. (Real Estate Management & Development)	1,256
497,826	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3,488
665,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	5,707
3,703,000	WH Group Ltd. (Food Products)	3,193
152,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	1,202
776,000	Xinyi Glass Holdings Ltd. (Auto Components)	683

		60,529

	Indonesia — 0.03%
639,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	623

	Ireland (Republic of) — 0.46%
9,491	Allegion PLC (Building Products)	718
84,691	CRH PLC (Construction Materials)	2,988
68,876	Medtronic PLC (Health Care Equipment & Supplies)	5,549
8,495	Paddy Power PLC (Hotels, Restaurants & Leisure)	911
5,272	Ryanair Holdings PLC, ADR (Airlines) (a)	437

Shares	Security Description	Value (000)
	Ireland (Republic of) (continued)
11,991	Smurfit Kappa Group PLC (Containers & Packaging)	$317

		10,920

	Israel — 0.34%
202,813	Bank Hapoalim Ltd. (Banks)	1,237
610,482	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,098
293,977	Israel Chemicals Ltd. (Chemicals)	1,251
92,584	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	3,047
45,264	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	1,453

		8,086

	Italy — 1.89%
352,152	Assicurazioni Generali SpA (Insurance)	5,597
66,892	Atlantia SpA (Transportation Infrastructure)	1,727
150,456	Enel SpA (Electric Utilities)	708
642,486	Eni SpA (Oil, Gas & Consumable Fuels)	10,520
2,218,985	Intesa Sanpaolo SpA (Banks)	6,026
90,039	Intesa Sanpaolo SpA (Banks)	229
113,853	Poste Italiane SpA (Insurance)	759
633,645	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	2,740
784,189	Telecom Italia SpA (Diversified Telecommunication Services)	572
197,264	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	979
935,337	Unicredit SpA (Banks) (a)	14,417
108,158	UnipolSai SpA (Insurance)	239

		44,513

	Japan — 18.38%
10,700	AEON Credit Service Co. Ltd. (Consumer Finance) ^	202
89,100	Amada Holdings Co. Ltd. (Machinery)	1,017
118,000	Aozora Bank Ltd. (Banks)	435
547,575	Asahi Glass Co. Ltd. (Building Products)	4,437
70,200	Asahi Group Holdings Ltd. (Beverages)	2,654
338,000	Asahi Kasei Corp. (Chemicals)	3,279
658,000	Astellas Pharma, Inc. (Pharmaceuticals)	8,666
19,249	Benesse Holdings, Inc. (Diversified Consumer Services)	602
209,600	Bridgestone Corp. (Auto Components)	8,479
61,600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,287
44,400	CALBEE, Inc. (Food Products) ^	1,514
282,367	Canon, Inc. (Technology Hardware, Storage & Peripherals)	8,805
57,900	Casio Computer Co. Ltd. (Household Durables) ^	806
3,400	Central Japan Railway Co. (Road & Rail)	554
85,600	Chubu Electric Power Co., Inc. (Electric Utilities)	1,147
140,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,510
156,791	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,531
34,667	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	4,764
176,100	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	5,055
184	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	478

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
110,000	Daiwa Securities Group, Inc. (Capital Markets)	$670
126,900	Denso Corp. (Auto Components)	5,583
137,600	East Japan Railway Co. (Road & Rail)	11,984
67,671	Eisai Co. Ltd. (Pharmaceuticals)	3,504
19,500	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	456
18,800	Foster Electric Co. Ltd. (Household Durables)	322
170,994	Fuji Heavy Industries Ltd. (Automobiles)	6,272
648,000	Fujitsu Ltd. (IT Services)	3,964
72,000	Fukuoka Financial Group, Inc. (Banks)	312
124,500	HASEKO Corp. (Household Durables)	1,347
67,100	Hazama Ando Corp. (Construction & Engineering)	452
5,700	Hikari Tsushin, Inc. (Specialty Retail)	557
34,400	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	1,402
3,243,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	17,554
18,600	Hokuriku Electric Power Co. (Electric Utilities)	180
432,524	Honda Motor Co. Ltd. (Automobiles)	13,021
17,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	619
40,400	Iida Group Holdings Co. Ltd. (Household Durables)	620
149,700	Isuzu Motors Ltd. (Automobiles)	1,980
426,668	ITOCHU Corp. (Trading Companies & Distributors)	6,056
311,900	Japan Airlines Co. Ltd. (Airlines)	9,880
34,500	Japan Exchange Group, Inc. (Capital Markets)	491
38,300	Japan Post Bank Co. Ltd. (Banks)	475
44,800	Japan Post Holdings Co. Ltd. (Insurance)	562
107	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	414
176	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	933
339	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	665
468,482	Japan Tobacco, Inc. (Tobacco)	15,227
68,745	JS Group Corp. (Building Products)	1,745
51,683	JSR Corp. (Chemicals)	872
58,800	JTEKT Corp. (Machinery)	913
858,718	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,218
28,600	Kakaku.com, Inc. (Internet Software & Services)	389
14,100	Kanamoto Co. Ltd. (Trading Companies & Distributors)	380
891,300	KDDI Corp. (Wireless Telecommunication Services)	23,397
213,832	Kirin Holdings Co. Ltd. (Beverages)	4,035
476,700	Komatsu Ltd. (Machinery)	12,427
119,300	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,067
95,129	Kuraray Co. Ltd. (Chemicals)	1,443
85,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,747

Shares	Security Description	Value (000)
	Japan (continued)
16,126	Lawson, Inc. (Food & Staples Retailing)	$1,094
15,000	Lion Corp. (Household Products)	270
443,231	Marubeni Corp. (Trading Companies & Distributors)	2,730
37,700	Maruha Nichiro Corp. (Food Products)	1,141
56,300	Marui Group Co. Ltd. (Multiline Retail)	765
15,277	Maruichi Steel Tube Ltd. (Metals & Mining)	434
87,100	Mebuki Financial Group, Inc. (Banks)	348
15,500	Miraca Holdings, Inc. (Health Care Providers & Services)	713
507,700	Mitsubishi Chemical Holdings Corp. (Chemicals)	3,929
406,840	Mitsubishi Corp. (Trading Companies & Distributors)	8,791
301,000	Mitsubishi Electric Corp. (Electrical Equipment)	4,319
854,000	Mitsubishi Heavy Industries Ltd. (Machinery)	3,427
61,043	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,271
2,075,582	Mitsubishi UFJ Financial Group, Inc. (Banks)	13,047
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	128
462,226	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,696
81,000	Mitsui Chemicals, Inc. (Chemicals)	400
2,387,792	Mizuho Financial Group, Inc. (Banks)	4,376
51,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,638
696,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,676
64,800	Nichirei Corp. (Food Products)	1,603
188,100	Nikon Corp. (Household Durables)	2,727
189	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	1,035
113,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	683
195	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	423
214,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	9,153
230,000	Nippon Yusen Kabushiki Kaisha (Marine)	486
1,090,379	Nissan Motor Co. Ltd. (Automobiles)	10,516
24,600	NOK Corp. (Auto Components)	571
429,300	Nomura Holdings, Inc. (Capital Markets)	2,669
16,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	268
538	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	835
35,100	Nomura Research Institute Ltd. (IT Services)	1,293
33,400	NTT Data Corp. (IT Services)	1,584
404,870	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,430
17,200	OBIC Co., Ltd. (IT Services)	819
218,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,021
309,800	ORIX Corp. (Diversified Financial Services)	4,585
252,477	Osaka Gas Co. Ltd. (Gas Utilities)	959
13,600	OTSUKA Corp. (IT Services)	738
105,181	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,745

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
27,600	Park24 Co. Ltd. (Commercial Services & Supplies)	$723
23,200	Pola Orbis Holdings, Inc. (Personal Products)	560
212,085	Resona Holdings, Inc. (Banks)	1,139
177,400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,460
13,504	Sankyo Co. Ltd. (Leisure Products)	451
13,200	SBI Holdings, Inc. (Capital Markets)	184
51,200	Sega Sammy Holdings, Inc. (Leisure Products)	687
74,969	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	1,579
159,865	Sekisui House Ltd. (Household Durables)	2,630
54,100	Seven Bank Ltd. (Banks) ^	177
50,500	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	511
35,200	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	1,290
19,200	Sony Financial Holdings, Inc. (Insurance)	309
409,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,285
317,900	Sumitomo Corp. (Trading Companies & Distributors)	4,277
196,700	Sumitomo Electric Industries Ltd. (Auto Components)	3,262
408,723	Sumitomo Mitsui Financial Group, Inc. (Banks)	14,854
32,700	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,134
45,231	Sumitomo Rubber Industries Ltd. (Auto Components)	771
56,400	T&D Holdings, Inc. (Insurance)	819
210,485	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	9,889
31,700	Takeuchi Mfg Co. Ltd. (Machinery)	597
81,700	Teijin Ltd. (Chemicals)	1,541
69,000	The Chiba Bank Ltd. (Banks)	443
35,700	The Chugoku Electric Power Co., Inc. (Electric Utilities)	395
105,100	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	1,885
51,700	The Hachijuni Bank Ltd. (Banks)	292
64,000	The Hiroshima Bank Ltd. (Banks)	272
53,000	The Shizuoka Bank Ltd. (Banks)	431
29,300	The Yokohama Rubber Co. Ltd. (Auto Components)	574
60,600	Tohoku Electric Power Co., Inc. (Electric Utilities)	821
68,800	Tokio Marine Holdings, Inc. (Insurance)	2,902
41,600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,543
75,100	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	408
259,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,179
42,900	Toyota Industries Corp. (Auto Components)	2,131
334,900	Toyota Motor Corp. (Automobiles)	18,179
56,700	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,717
29,700	Trend Micro, Inc. (Software)	1,321
392	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	602
1,156,000	Unitika Ltd. (Textiles, Apparel & Luxury Goods) (a)	966

Shares	Security Description	Value (000)
	Japan (continued)
58,000	USS Co. Ltd. (Specialty Retail)	$967
68,700	West Japan Railway Co. (Road & Rail)	4,469
366,600	Yahoo Japan Corp. (Internet Software & Services) ^	1,693
168,500	Yamada Denki Co. Ltd. (Specialty Retail) ^	840
74,600	Yamaha Motor Co. Ltd. (Automobiles)	1,797

		433,649

	Jersey — 0.25%
100,848	Petrofac Ltd. (Energy Equipment & Services)	1,161
73,692	Wolseley PLC (Trading Companies & Distributors)	4,634

		5,795

	Luxembourg — 0.45%
351,101	ArcelorMittal (Metals & Mining) (a)	2,953
13,791	Millicom International Cellular SA (Wireless Telecommunication Services)	769
14,690	RTL Group (Media)	1,183
111,605	SES – FDR, Class – A (Media)	2,597
134,047	Subsea 7 SA (Energy Equipment & Services) (a)	2,074
32,459	Tenaris SA, ADR (Energy Equipment & Services)	1,108

		10,684

	Mexico — 0.01%
54,500	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	126

	Netherlands — 3.00%
16,788	ABN AMRO Group NV (Banks)	407
198,819	AEGON NV (Insurance)	1,012
14,161	Aercap Holdings NV (Trading Companies & Distributors) (a)	651
215,475	Akzo Nobel NV (Chemicals)	17,865
17,433	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,313
7,403	Heineken NV (Beverages)	630
823,245	ING Groep NV (Banks)	12,444
268,605	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	809
14,181	Koninklijke Boskalis Westminster NV (Construction & Engineering)	489
29,801	Koninklijke DSM NV (Chemicals)	2,016
153,538	Koninklijke Philips Electronics NV (Industrial Conglomerates)	4,935
8,441	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	368
101,358	NN Group NV (Insurance)	3,296
19,415	Randstad Holding NV (Professional Services) ^	1,120
159,021	Reed Elsevier NV (Professional Services)	2,945
101,985	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,559
320,016	Unilever NV (Personal Products)	15,897
49,674	Wolters Kluwer NV (Professional Services)	2,065

		70,821

	New Zealand — 0.04%
75,676	Contact Energy Ltd. (Electric Utilities)	268
138,612	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	272

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
187,076	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	$459

		999

	Norway — 0.48%
43,833	Aker BP ASA (Oil, Gas & Consumable Fuels)	703
17,391	Gjensidige Forsikring ASA (Insurance)	265
136,508	Marine Harvest ASA (Food Products)	2,082
16,472	Salmar ASA (Food Products)	355
279,941	Statoil ASA (Oil, Gas & Consumable Fuels)	4,786
93,405	Telenor ASA (Diversified Telecommunication Services)	1,555
43,130	Yara International ASA (Chemicals)	1,661

		11,407

	Portugal — 0.10%
173,839	EDP – Energias de Portugal SA (Electric Utilities)	589
53,308	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	809
47,095	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	842

		2,240

	Russia — 0.05%
68,331	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	1,072

	Singapore — 1.18%
681,200	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,227
609,509	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	673
243,900	Capitaland Ltd. (Real Estate Management & Development)	633
750,200	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,057
1,017,500	ComfortDelGro Corp. Ltd. (Road & Rail)	1,863
77,000	DBS Group Holdings Ltd. (Banks)	1,068
682,691	Keppel Corp. Ltd. (Industrial Conglomerates)	3,388
617,100	Oversea-Chinese Banking Corp. Ltd. (Banks)	4,290
169,200	Singapore Airlines Ltd. (Airlines)	1,218
130,100	Singapore Exchange Ltd. (Capital Markets)	716
546,947	Singapore Press Holdings Ltd. (Media)	1,388
424,800	Singapore Tech Engineering (Aerospace & Defense)	1,133
2,295,910	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	6,435
614,580	Suntec REIT (Equity Real Estate Investment Trusts)	787
69,700	United Overseas Bank Ltd. (Banks)	1,102
910,411	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	736

		27,714

	South Korea — 0.91%
713	LG Household & Health Care Ltd. (Personal Products)	517

Shares	Security Description	Value (000)
	South Korea (continued)
16	Orion Corp. (Food Products)	$10
5,030	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,267
51,558	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	11,620

		21,414

	Spain — 2.24%
195,027	Abertis Infraestructuras SA (Transportation Infrastructure)	3,141
15,305	Amadeus IT Holding SA, A Shares (IT Services)	776
806,474	Banco Bilbao Vizcaya Argentaria SA (Banks)	6,254
387,786	Banco Popular Espanol SA (Banks) ^(a)	376
868,384	Banco Santander SA (Banks)	5,322
1,993,456	CaixaBank SA (Banks)	8,568
114,178	Corporacion Mapfre (Insurance)	392
69,505	Enagas (Oil, Gas & Consumable Fuels)	1,805
49,197	Endesa (Electric Utilities)	1,156
53,775	Gas Natural SDG SA (Gas Utilities)	1,178
86,375	Grifols SA, ADR (Biotechnology)	1,630
51,895	Grifols SA (Biotechnology)	1,273
845,184	Iberdrola SA (Electric Utilities)	6,045
14,258	Industria de Diseno Textil SA (Specialty Retail)	503
66,471	Red Electrica Corp. (Electric Utilities)	1,276
349,425	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,396
691,152	Telefonica SA (Diversified Telecommunication Services)	7,730

		52,821

	Sweden — 2.45%
210,384	Alfa Laval AB (Machinery)	3,971
27,513	Bonava AB (Household Durables) (a)	402
102,692	Electrolux AB, B Shares (Household Durables) ^	2,856
344,052	Hennes & Mauritz AB, B Shares (Specialty Retail)	8,795
46,022	Husqvarna AB (Household Durables)	404
29,253	ICA Gruppen AB (Food & Staples Retailing) ^	999
42,104	Intrum Justitia AB (Commercial Services & Supplies) ^	1,572
610,612	Nordea Bank AB (Banks)	6,974
310,891	Skandinaviska Enskilda Banken AB, Class – A (Banks) ^	3,460
148,848	Skanska AB, B Shares (Construction & Engineering) ^	3,506
306,566	Svenska Handelsbanken AB, A Shares (Banks) ^	4,206
243,043	Swedbank AB, A Shares (Banks) ^	5,633
96,451	Tele2 AB, B Shares (Wireless Telecommunication Services)	921
1,665,035	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment) ^	11,115
696,611	TeliaSonera AB (Diversified Telecommunication Services) ^	2,923

		57,737

	Switzerland — 9.43%
1,355,021	ABB Ltd., Registered Shares (Electrical Equipment)	31,704
14,713	Actelion Ltd. (Biotechnology)	4,154

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
71,620	Adecco SA, Registered Shares (Professional Services)	$5,088
148,712	Aryzta AG (Food Products)	4,774
6,368	Baloise Holding AG, Registered Shares (Insurance)	876
117,755	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	9,313
181,670	Credit Suisse Group AG (Capital Markets)	2,703
18,838	Kuehne & Nagel International Ltd. (Marine)	2,662
33,106	LafargeHolcim Ltd., Registered Shares (Construction Materials)	1,957
46,125	Logitech International S.A. (Technology Hardware, Storage & Peripherals)	1,467
478,726	Nestle SA (Food Products)	36,739
492,566	Novartis AG, Registered Shares (Pharmaceuticals)	36,571
3,140	Pargesa Holding SA (Diversified Financial Services)	222
7,567	Partners Group Holding AG (Capital Markets)	4,069
171,300	Roche Holding AG (Pharmaceuticals)	43,757
1,937	SGS SA, Registered Shares (Professional Services)	4,134
51,142	Stmicroelectronics NV (Semiconductors & Semiconductor Equipment)	781
3,105	Swiss Life Holding AG (Insurance)	1,002
12,633	Swiss Prime Site AG (Real Estate Management & Development)	1,112
42,542	Swiss Re AG (Insurance)	3,821
4,715	Swisscom AG (Diversified Telecommunication Services)	2,176
2,044	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	732
600,094	UBS Group AG (Capital Markets)	9,606
48,529	Zurich Financial Services AG (Insurance)	12,959

		222,379

	Taiwan — 0.15%
574,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,576

	Thailand — 0.01%
342,800	Thai Beverage PCL (Beverages)	230

	United Kingdom — 17.16%
56,869	3i Group PLC (Capital Markets)	534
62,563	Aberdeen Asset Management PLC (Capital Markets)	207
71,650	Admiral Group PLC (Insurance)	1,785
45,327	Aon PLC (Insurance)	5,380
23,295	Ashtead Group PLC (Trading Companies & Distributors)	482
482,741	AstraZeneca PLC (Pharmaceuticals)	29,706
2,047,367	Aviva PLC (Insurance)	13,645
813,452	BAE Systems PLC (Aerospace & Defense)	6,547
1,269,102	Balfour Beatty PLC (Construction & Engineering)	4,283
3,042,258	Barclays PLC (Banks)	8,579
231,471	Barratt Developments PLC (Household Durables)	1,585
147,784	BB Healthcare Trust PLC (Capital Markets) (a)	212

Shares	Security Description	Value (000)
	United Kingdom (continued)
32,362	Bellway PLC (Household Durables)	$1,096
492,598	BHP Billiton PLC (Metals & Mining)	7,615
3,255,856	BP PLC (Oil, Gas & Consumable Fuels)	18,662
466,402	British American Tobacco PLC (Tobacco)	30,966
111,960	British Land Co. PLC (Equity Real Estate Investment Trusts)	856
310,890	British Sky Broadcasting Group PLC (Media)	3,801
1,388,397	BT Group PLC (Diversified Telecommunication Services)	5,534
168,943	Capita PLC (Professional Services)	1,195
134,995	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	472
151,026	Carnival PLC (Hotels, Restaurants & Leisure)	8,661
1,549,145	Centrica PLC (Multi-Utilities)	4,211
2,525,777	Cobham PLC (Aerospace & Defense)	4,208
105,210	Coca-Cola European Partners PLC (Beverages)	3,965
67,280	Compass Group PLC (Hotels, Restaurants & Leisure)	1,269
656,300	ConvaTec Group PLC (Health Care Equipment & Supplies) (a)(b)	2,294
277,358	Debenhams PLC (Multiline Retail)	189
155,531	Diageo PLC (Beverages)	4,449
135,432	Direct Line Insurance Group PLC (Insurance)	589
686,570	Dixons Carphone PLC (Specialty Retail)	2,732
123,869	DS Smith PLC (Containers & Packaging)	674
35,032	easyJet PLC (Airlines)	450
177,089	Evraz PLC (Metals & Mining) (a)	480
29,110	Fevertree Drinks PLC (Beverages)	549
379,188	G4S PLC (Commercial Services & Supplies)	1,445
1,354,835	GlaxoSmithKline PLC (Pharmaceuticals)	28,165
91,837	Hammerson PLC (Equity Real Estate Investment Trusts)	657
61,054	Hargreaves Lansdown PLC (Capital Markets)	996
94,891	Howden Joinery Group PLC (Trading Companies & Distributors)	516
2,035,247	HSBC Holdings PLC (Banks)	16,595
63,296	IMI PLC (Machinery)	946
241,299	Imperial Tobacco Group PLC (Tobacco)	11,689
62,931	Informa PLC (Media)	514
65,497	Inmarsat PLC (Diversified Telecommunication Services)	698
369,037	International Consolidated Airlines Group SA (Airlines)	2,441
37,584	Investec PLC (Capital Markets)	256
1,045,346	ITV PLC (Media)	2,866
382,243	J Sainsbury PLC (Food & Staples Retailing)	1,266
149,630	Land Securities Group PLC (Equity Real Estate Investment Trusts)	1,985
542,776	Legal & General Group PLC (Insurance)	1,681
77,476	Liberty Global PLC, Class – A (Media) (a)	2,779
123,645	Liberty Global PLC, Class – C (Media) (a)	4,333
16,874,517	Lloyds Banking Group PLC (Banks)	14,019
377,216	Marks & Spencer Group PLC (Multiline Retail)	1,592
179,956	Meggitt PLC (Aerospace & Defense)	1,004
482,769	National Grid PLC (Multi-Utilities)	6,129
26,326	NEX Group PLC (Capital Markets)	187
447,994	Old Mutual PLC (Insurance)	1,126

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
217,859	Pearson PLC (Media)	$1,863
87,669	Persimmon PLC (Household Durables)	2,299
7,703	Provident Financial PLC (Consumer Finance)	289
528,563	Prudential PLC (Insurance)	11,164
48,345	RecKitt Benckiser Group PLC (Household Products)	4,413
16,602	Rightmove PLC (Internet Software & Services)	829
381,204	Rio Tinto PLC (Metals & Mining)	15,326
608,071	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	15,966
1,081,248	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	29,587
208,629	Royal Mail PLC (Air Freight & Logistics)	1,111
95,610	SEGRO PLC (Equity Real Estate Investment Trusts)	546
26,851	Severn Trent PLC (Water Utilities)	801
656,662	SSE PLC (Electric Utilities)	12,142
20,779	St. James Place PLC (Insurance)	276
175,415	Standard Life PLC (Insurance)	779
130,524	Tate & Lyle PLC (Food Products)	1,250
211,983	Taylor Wimpey PLC (Household Durables)	513
37,869	The Berkeley Group Holdings PLC
	(Household Durables)	1,521
77,750	United Utilities Group PLC (Water Utilities)	968
37,385	Vedanta Resources PLC (Metals & Mining)	379
7,579,863	Vodafone Group PLC (Wireless Telecommunication Services)	19,760
318,387	William Hill PLC (Hotels, Restaurants & Leisure)	1,160

		404,689

	United States — 0.20%
2,802	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	2,484
22,200	International Game Technology PLC (Hotels, Restaurants & Leisure)	526
14,534	WABCO Holdings, Inc. (Machinery) (a)	1,707

		4,717

	Total Common Stocks	2,063,998

	Preferred Stocks — 0.94%
	Germany — 0.94%
8,014	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	631
20,546	Henkel AG & Co. KGaA – Preferred (Household Products)	2,632
129,010	Volkswagen AG – Preferred (Automobiles)	18,798

	Total Preferred Stocks	22,061

	Time Deposit — 0.64%
$15,018	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	15,018

	Total Time Deposit	15,018

Shares	Security Description	Value (000)
	Mutual Funds — 10.34%
140,415	Aberdeen Japan Investment Trust PLC	$963
73,000	Aberdeen Singapore Fund, Inc.	788
91,302	Allianz Technology Trust PLC	1,066
250,190	Biotech Growth Trust PLC (The)	2,344
522,849	BlackRock International Growth Fund	3,028
180,733	British Empire Trust PLC	1,499
265,000	Dreyfus Treasury Prime Cash Management Fund, 0.50% (c)	265
588,000	Dunedin Income Growth Investment Trust PLC	1,875
380,000	Edinburgh Dragon Trust PLC	1,590
464,389	Edinburgh Worldwide Investment Trust PLC	3,170
223,800	European Investment Trust PLC	2,355
15,292,000	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(c)	15,292
2,326,113	Fidelity European Values PLC	5,575
264,339	Fidelity Special Values PLC	738
220,000	Foreign & Colonial Investment Trust PLC	1,554
437,142	Henderson Alternative Strategies Trust PLC	1,555
214,745	Henderson EuroTrust PLC	2,825
238,097	Japan Smaller Capitalization Fund	2,581
447,585	JPMorgan European Investment Trust PLC – Growth	1,598
1,193,893	JPMorgan European Smaller Companies Trust PLC	4,995
847,001	JPMorgan Japan Smaller Companies Investment Trust	3,581
1,219,751	JPMorgan Japanese Investment Trust PLC	5,214
242,000	JPMorgan Smaller Companies Investment Trust PLC	2,653
102,500	Jupiter European Opportunities Trust PLC	796
379,193	Martin Currie Asia Unconstrained Trust PLC	1,731
240,080	Montanaro European Smaller Companies Trust PLC	2,090
1,870	NexPoint Credit Strategies	43
825,000	Perpetual Income & Growth Investment Trust	3,884
97,598	Pershing Square Holdings, Ltd.	1,483
1,026,314	Polar Capital Global Financials Trust PLC	1,691
1,469,477	Schroder Japan Growth Fund PLC	3,663
1,037,729	Schroder UK Growth Fund PLC	2,226
355,000	Schroder UK Mid & Small Capital Fund PLC	2,055
2,765,000	SSgA U.S. Government Money Market Fund, 0.36% (c)	2,765
6,670,000	State Street Institutional Treasury Money Market Fund, 0.52% (c)	6,670
143,482,000	State Street Institutional Treasury Plus Money Market Fund, 0.52% (c)	143,482
240,000	TR European Growth Trust PLC	2,805
120,993	Witan Investment Trust PLC	1,447

	Total Mutual Funds	243,935

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 1.66%
$39,030	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $39,033,097 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $39,810,967) ^^	$39,030

	Total Repurchase Agreement	39,030

	Total Investments (cost $2,201,092) — 101.12%	2,384,042
	Liabilities in excess of other assets — (1.12%)	(26,496)

	Net Assets — 100.00%	$2,357,546

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $52,133 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, LTD	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	6.88%	52.45%	17.81%	0.01%	10.39%	—	—	87.54%
Preferred Stocks	0.11%	0.03%	0.80%	—	—	—	—	0.94%
Time Deposit	0.31%	—	0.32%	—	—	0.01%	—	0.64%
Mutual Funds	0.09%	0.51%	—	3.28%	0.18%	6.28%	0.00%	10.34%
Repurchase Agreement	0.23%	1.28%	—	—	0.15%	—	—	1.66%
Other Assets (Liabilities)	-0.28%	-1.07%	0.09%	0.00%	-0.14%	0.28%	0.00%	-1.12%

Total Net Assets	7.34%	53.20%	19.02%	3.29%	10.58%	6.57%	0.00%	100.00%

Amounts designated as “__” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(223)	Japanese Yen Future	$(25,120)	6/19/17	$(693)
1,737	Mini MSCI EAFE Index Future	154,767	6/16/17	2,486

	Net Unrealized Appreciation/(Depreciation)			$1,793

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.63%
	Brazil — 6.32%
3,648,200	Ambev SA (Beverages)	$21,189
754,200	Banco do Brasil SA (Banks)	8,122
1,071,000	BB Seguridade Participacoes SA (Insurance)	10,032
406,107	BRF–Brazil Foods SA, ADR (Food Products)	4,975
92,700	BRF SA (Food Products)	1,143
753,400	Cia Hering (Specialty Retail)	4,316
637,594	Companhia Paranaense de Energia-Copel, ADR (Electric Utilities)	6,574
393,081	CPFL Energia SA (Electric Utilities)	3,240
774,600	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	3,299
2,309,088	Duratex SA (Paper & Forest Products)	6,802
312,366	Embraer SA, ADR (Aerospace & Defense)	6,897
119,500	Fibria Celulose SA (Paper & Forest Products)	1,100
855,629	Fibria Celulose SA – Sponsored ADR (Paper & Forest Products)	7,820
2,642,600	JBS SA (Food Products)	8,662
1,104,800	Klabin SA (Containers & Packaging)	5,337
512,200	Natura Cosmeticos SA (Personal Products)	4,768
769,249	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	7,454
126,600	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	928

		112,658

	Chile — 1.48%
27,101	Banco de Credito e Inversiones SA (Banks)	1,492
2,726,400	Empresa Nacional de Electricidad SA (Independent Power & Renewable Electricity Producers)	2,053
627,949	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) (a)	7,595
15,834,244	Enersis Chile SA (Electric Utilities)	1,754
23,402,084	Enersis SA (Electric Utilities)	4,864
818,288,173	Itau CorpBanca (Banks)	7,400
733,700	Vina Concha y Toro SA (Beverages)	1,248

		26,406

	China — 23.06%
21,651,000	Agricultural Bank of China Ltd., H Shares (Banks)	9,974
7,400,000	Air China Ltd. (Airlines)	5,989
3,005,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	10,210
31,465,100	Bank of China Ltd., H Shares (Banks)	15,629
9,519,000	Bank of Communications Co. Ltd., H Shares (Banks)	7,398
5,804,000	CAR, Inc. (Road & Rail) ^(a)	5,445
6,070,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	3,976
2,449,000	China Conch Venture Holdings Ltd. (Machinery)	4,809

Shares	Security Description	Value (000)
	China (continued)
54,081,350	China Construction Bank Corp., H Shares (Banks)	$43,494
2,771,000	China Everbright Bank Co. Ltd., H Shares (Banks)	1,355
6,241,337	China Evergrande Group (Real Estate Management & Development) ^	5,783
3,573,000	China Life Insurance Co. Ltd., H Shares (Insurance)	10,965
4,597,500	China Merchants Bank Co. Ltd., H Shares (Banks)	12,157
121,401	China Mobile Ltd., ADR (Wireless Telecommunication Services)	6,705
2,716,500	China Mobile Ltd. (Wireless Telecommunication Services)	29,730
9,479,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	7,685
2,146,000	China Resources Cement Holdings Ltd. (Construction Materials)	1,201
1,977,000	China Resources Land Ltd. (Real Estate Management & Development)	5,342
7,736,143	China Resources Power Holdings Co. Ltd. (Independent Power & Renewable Electricity Producers)	13,957
5,943,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	13,796
1,399,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,783
11,053,500	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	6,642
2,504,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,692
5,359,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,399
12,079,996	Cosco Pacific Ltd. (Transportation Infrastructure) (b)	13,337
6,019,000	Country Garden Holdings Co. (Real Estate Management & Development)	5,414
5,012,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	5,630
1,810,000	ENN Energy Holdings Ltd. (Gas Utilities)	10,190
2,243,000	Haier Electronics Group Co. Ltd. (Household Durables)	5,138
4,041,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	6,833
70,681,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	46,203
2,584,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	3,711
12,548,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) ^(a)(b)	6,136
58,110,737	Parkson Retail Group Ltd. (Multiline Retail) ^(b)	7,253
18,046,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	13,213
3,816,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	5,883
1,607,500	Ping An Insurance Group Co. of China (Insurance)	8,998

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
5,181,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	$15,234
2,316,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	6,065
1,482,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,353
15,372,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	7,180
1,925,500	Soho China Ltd. (Real Estate Management & Development)	1,031
5,426,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	7,094

		411,012

	Colombia — 0.21%
8,084,636	Ecopetrol SA (Oil, Gas & Consumable Fuels) (a)	3,798

	Czech Republic — 0.11%
52,409	Komercni Banka A/S (Banks)	1,946

	Egypt — 0.21%
884,925	Commercial International Bank Egypt SAE (Banks) (a)	3,713

	Greece — 0.22%
409,519	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	3,844

	Hong Kong — 1.36%
42,633	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	4,597
9,617,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	6,250
1,967,000	Far East Horizon Ltd. (Diversified Financial Services)	1,848
4,050,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,298
1,056,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,650
9,722,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	5,554
3,701,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	1,738
7,582,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,288

		24,223

	Hungary — 0.53%
67,140	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	4,598
175,586	OTP Bank Nyrt PLC (Banks)	4,915

		9,513

	India — 8.48%
34,290	ACC Ltd. (Construction Materials)	764
525,700	Ambuja Cements Ltd. (Construction Materials)	1,916
126,400	Bajaj Auto Ltd. (Automobiles)	5,461
4,122,640	Bank of India (Banks) (a)	8,841

Shares	Security Description	Value (000)
	India (continued)
534,200	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	$5,347
656,270	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	3,091
8,842,285	Chennai Super Kings Cricket Ltd. (Media) (a)	—
997,300	Coal India Ltd. (Oil, Gas & Consumable Fuels)	4,495
308,400	GAIL India Ltd. (Gas Utilities)	1,790
1,627,800	ICICI Bank Ltd. (Banks)	6,941
2,321,823	India Cements Ltd. (Construction Materials)	5,809
289,988	Infosys Ltd. (IT Services)	4,566
2,256,047	ITC Ltd. (Tobacco)	9,739
329,643	Mahindra & Mahindra Ltd. (Automobiles)	6,534
1,591,017	NMDC Ltd. (Metals & Mining)	3,261
3,404,271	NTPC Ltd. (Independent Power & Renewable Electricity Producers)	8,703
1,684,185	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,799
237,333	Oil India Ltd. (Oil, Gas & Consumable Fuels)	1,220
2,514,199	Punjab National Bank (Banks) (a)	5,804
907,051	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels) (a)	18,452
435,008	Rural Electrification Corp. Ltd. (Diversified Financial Services)	1,213
2,053,306	State Bank of India (Banks)	9,279
3,768,006	Steel Authority of India Ltd. (Metals & Mining) (a)	3,558
150,224	Tata Consultancy Services Ltd. (IT Services)	5,626
337,538	Tata Motors Ltd. (Automobiles)	2,422
171,977	Tata Motors Ltd. – Sponsored ADR (Automobiles)	6,131
817,700	Tata Power Co. Ltd. (Electric Utilities)	1,138
979,704	Tech Mahindra Ltd. (IT Services)	6,928
916,800	Wipro Ltd. (IT Services)	7,276

		151,104

	Indonesia — 1.87%
3,859,077	PT Astra Agro Lestari Tbk (Food Products)	4,315
2,757,600	PT Astra International Tbk (Automobiles)	1,785
5,479,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	5,337
5,041,500	PT Indocement Tunggal Prakarsa Tbk (Construction Materials) (b)	6,281
4,270,900	PT Indofood Sukses Makmur Tbk (Food Products)	2,565
5,403,300	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,026
1,497,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	1,012
25,119,850	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	7,788
1,658,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	3,298

		33,407

	Malaysia — 1.75%
1,224,600	AMMB Holdings Berhad (Banks)	1,287
904,087	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	595
1,659,600	Felda Global Ventures Holdings Berhad (Food Products)	784

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
3,852,200	IOI Corp. Berhad (Food Products)	$4,050
284,500	Lafarge Malayan Cement Berhad (Construction Materials)	431
6,952,514	Malayan Banking Berhad (Banks)	14,021
1,253,400	Maxis Berhad (Wireless Telecommunication Services)	1,825
2,863,100	Sime Darby Berhad (Industrial Conglomerates)	6,007
780,500	UMW Holdings Berhad (Automobiles) (a)	1,059
2,570,100	YTL Corp. Berhad (Multi-Utilities)	866
843,800	YTL Power International Berhad (Multi-Utilities)	290

		31,215

	Mexico — 3.93%
4,934,455	Alpek SAB de CV (Chemicals)	5,482
8,636,400	America Movil SAB de CV (Wireless Telecommunication Services)	6,131
687,200	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	4,925
881,200	Compartamos SAB de CV (Consumer Finance)	1,456
1,902,800	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	3,254
342,905	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	5,942
1,437,407	Grupo Financiero Banorte SAB de CV (Banks)	8,273
2,891,945	Grupo Mexico SAB de CV, Series B (Metals & Mining)	8,678
2,578,100	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	5,598
2,291,061	Mexichem SAB de CV (Chemicals)	6,240
6,152,200	Nemak SA de CV (Auto Components) (c)	6,833
399,005	Telesites SAB de CV (Diversified Telecommunication Services) (a)	259
505,209	Volaris Aviation Holding Co., ADR (Airlines) (a)	7,043

		70,114

	Peru — 0.51%
55,700	Credicorp Ltd. (Banks)	9,096

	Philippines — 0.79%
2,005,840	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	2,976
1,230,200	Aboitiz Power Corp. (Independent Power & Renewable Electricity Producers)	1,024
3,391,500	Alliance Global Group, Inc. (Industrial Conglomerates)	857
6,692,900	DMCI Holdings, Inc. (Industrial Conglomerates)	1,521
3,118,260	Metropolitan Bank & Trust Co. (Banks)	4,972
81,100	PLDT, Inc. (Wireless Telecommunication Services)	2,661

		14,011

	Poland — 1.50%
27,130	Bank Handlowy w Warszawie SA (Banks)	525
110,600	Bank Pekao SA (Banks)	3,686
168,200	Energa SA (Electric Utilities)	451

Shares	Security Description	Value (000)
	Poland (continued)
804,662	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	$6,509
1,641,458	Powszechny Zaklad Ubezpieczen SA (Insurance)	14,412
443,100	Synthos SA (Chemicals)	587
461,400	Telekomunikacja Polska SA (Diversified Telecommunication Services)	539

		26,709

	Qatar — 0.45%
48,700	Doha Bank QSC (Banks)	420
228,155	Industries Qatar QSC (Industrial Conglomerates)	6,912
67,100	The Commercial Bank of Qatar QSC (Banks) (a)	626

		7,958

	Russia — 2.66%
1,198,513	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels)	5,387
109,496	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	5,799
301,319	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	15,989
54,415	Magnit PJSC (Food & Staples Retailing)	8,978
92,588	MegaFon PJSC, GDR (Wireless Telecommunication Services) (c)	1,050
439,790	MegaFon PJSC, GDR (Wireless Telecommunication Services) (c)	5,150
191,633	Sberbank of Russia, ADR (Banks)	2,211
193,364	Severstal, Registered Shares, GDR (Metals & Mining)	2,786

		47,350

	South Africa — 5.57%
86,800	African Rainbow Minerals Ltd. (Metals & Mining)	616
352,314	AngloGold Ashanti Ltd. – Sponsored ADR (Metals & Mining)	3,794
350,826	Barclays Africa Group Ltd. (Banks)	3,652
185,800	Coronation Fund Managers Ltd. (Capital Markets)	877
237,300	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	2,088
2,065,063	FirstRand Ltd. (Diversified Financial Services)	7,144
1,891,766	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	3,656
405,600	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	3,714
689,504	Imperial Holdings Ltd. (Distributors)	8,489
84,843	Liberty Holdings Ltd. (Insurance)	685
1,524,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	3,298
906,600	MMI Holdings Ltd. (Insurance)	1,549
482,830	MTN Group Ltd. (Wireless Telecommunication Services)	4,396
502,200	Nampak Ltd. (Containers & Packaging) (a)	638
250,792	Pioneer Foods Group Ltd. (Food Products)	3,305
6,622,408	PPC Ltd. (Construction Materials) (a)	3,217
5,643,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	4,636
431,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	3,753
339,366	Sasol Ltd. (Chemicals)	9,891

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
652,158	Standard Bank Group Ltd. (Banks)	$6,996
1,817,727	Steinhoff International Holdings NV (Household Durables)	8,704
605,669	The Foschini Group Ltd. (Specialty Retail)	6,982
1,115,664	Truworths International Ltd. (Specialty Retail)	7,210

		99,290

	South Korea — 14.52%
22,655	CJ Cheiljedang Corp. (Food Products)	7,153
48,970	Com2uS Corp. (Software)	5,304
86,700	Coway Co. Ltd. (Household Durables)	7,460
74,900	Daewoo International Corp. (Trading Companies & Distributors)	1,598
146,700	Daewoo Securities Co. Ltd. (Capital Markets)	1,186
106,793	DGB Financial Group, Inc. (Banks)	1,036
35,070	Dongbu Insurance Co. Ltd. (Insurance)	2,007
10,030	Doosan Corp. (Industrial Conglomerates)	850
40,845	E-Mart Co. Ltd. (Food & Staples Retailing)	7,507
83,100	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	4,392
425,300	Halla Climate Control Corp. (Auto Components)	3,530
226,289	Hana Financial Group, Inc. (Banks)	7,478
81,823	Hankook Tire Co. Ltd. (Auto Components)	3,988
17,840	Hyosung Corp. (Chemicals)	2,162
49,941	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,563
31,726	Hyundai Mobis Co. Ltd. (Auto Components)	6,824
106,940	Hyundai Motor Co. Ltd. (Automobiles)	15,064
206,100	Industrial Bank of Korea (Banks)	2,249
184,100	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	6,290
146,582	KB Financial Group, Inc., ADR (Banks)	6,445
232,692	KB Financial Group, Inc. (Banks)	10,198
15,754	KCC Corp. (Building Products)	4,988
32,230	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	1,799
194,381	Kia Motors Corp. (Automobiles)	6,441
113,459	Korea Electric Power Corp., ADR (Electric Utilities)	2,352
80,843	Korea Electric Power Corp. (Electric Utilities)	3,359
129,176	Korea Investment Holdings Co. Ltd. (Capital Markets)	5,442
174,600	Korea Life Insurance Co. Ltd. (Insurance)	943
91,764	KT&G Corp. (Tobacco)	8,002
10,970	Kumho Petro Chemical Co. Ltd. (Chemicals)^	773
25,027	LG Chem Ltd. (Chemicals)	6,581
116,525	LG Corp. (Industrial Conglomerates)	7,316
330,900	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	8,952
74,815	LIG Nex1 Co., Ltd. (Aerospace & Defense)^	5,253
24,061	LS Corp. (Electrical Equipment)	1,381
23,700	LS Industrial Systems Co. Ltd. (Electrical Equipment)	1,002
37,583	POSCO (Metals & Mining)	9,781
27,720	Samsung Card Co. Ltd. (Consumer Finance)	972
22,334	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	41,148

Shares	Security Description	Value (000)
	South Korea (continued)
30,411	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	$7,290
119,271	Samsung Techwin Co. Ltd. (Aerospace & Defense)	5,024
441,584	Shinhan Financial Group Co. Ltd. (Banks)	18,405
7,638	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,721
473,154	Woori Bank (Banks)	5,501

		258,710

	Taiwan — 9.52%
11,182,345	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	14,282
1,349,971	Asia Cement Corp. (Construction Materials)	1,362
579,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,725
1,459,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	4,857
2,043,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	4,222
643,119	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,641
8,626,000	China Development Financial Holding Corp. (Banks)	2,368
673,000	China Motor Corp. (Automobiles)	617
2,056,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	6,980
5,039,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	3,288
753,000	CTCI Corp. (Construction & Engineering)	1,315
996,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	2,446
942,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,006
2,963,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	4,836
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
471,700	Highwealth Construction Corp. (Real Estate Management & Development)	828
2,121,839	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	6,364
842,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	2,151
8,500,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	6,374
350,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	925
2,572,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	4,435
1,215,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	8,617
6,038,477	Mega Financial Holding Co. Ltd. (Banks)	4,876
714,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,765
1,979,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	5,857
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
835,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	$2,430
5,201,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	10,576
505,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	1,062
520,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,860
432,000	Ruentex Development Co. Ltd. (Real Estate Management & Development) (a)	518
658,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,059
3,702,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	6,040
1,678,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	5,697
1,593,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,715
2,042,000	Taiwan Cement Corp. (Construction Materials)	2,443
499,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	690
1,050,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	3,858
2,334,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,539
241,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	790
400,000	Tung Thih Electronic Co., Ltd. (Auto Components)	3,448
543,000	U-Ming Marine Transport Corp. (Marine)	585
977,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,861
666,000	Wan Hai Lines Ltd. (Marine)	386
3,047,387	Wistron Corp. (Technology Hardware, Storage & Peripherals)	2,792
1,676,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	2,105
16,601,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	7,004

		169,598

	Thailand — 1.63%
467,600	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	2,423
2,358,000	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	12,766
216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,143
1,012,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	583
888,600	BEC World Public Co. Ltd. (Media)	450
5,208,500	BTS Group Holdings Public Co. Ltd. (Road & Rail)	1,281
426,200	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	1,085

Shares	Security Description	Value (000)
	Thailand (continued)
235,800	Glow Energy Public Co. Ltd. (Independent Power & Renewable Electricity Producers)	$566
1,577,400	Krung Thai Bank Public Co. Ltd. - NVDR (Banks)	937
732,442	PTT Chemical Public Co. Ltd. (Chemicals)	1,562
1,093,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,961
697,300	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	3,308

		29,065

	Turkey — 1.24%
611,318	Coca-Cola Icecek A/S (Beverages)	6,000
5,575,836	Emlak Konut Gayrimenkul Yatirim (Equity Real Estate Investment Trusts)	4,453
1,176,500	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,911
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining) (a)	—
267,100	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	1,066
206,100	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,545
423,200	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	688
2,257,314	Turkiye Halk Bankasi A/S (Banks)	6,445

		22,108

	United Arab Emirates — 0.71%
3,356,106	Abu Dhabi Commercial Bank PJSC (Banks)	6,214
814,500	Dubai Islamic Bank PJSC (Banks)	1,242
1,267,180	Emaar Properties PJSC (Real Estate Management & Development)	2,519
736,900	First Gulf Bank PJSC (Banks)	2,589

		12,564

	Total Common Stocks	1,579,412

	Preferred Stocks — 2.74%
	Brazil — 1.55%
855,800	Banco do Estado do Rio Grande do Sul SA, Series B, B Shares – Preferred (Banks)	4,134
1,698,012	Companhia Energetica de Minas Gerais SA, ADR – Preferred (Electric Utilities)	5,642
148,200	Companhia Paranaense de Energia-COPEL, B Shares – Preferred (Electric Utilities)	1,535
1,502,102	Gerdau SA, ADR – Preferred (Metals & Mining)	5,182
1,062,823	Itausa – Investimentos Itau SA – Preferred (Banks)	3,243
3,497,103	Marcopolo SA – Preferred (Machinery)	2,916
3,153,422	Randon Participacoes SA – Preferred (Machinery) (a)	4,886

		27,538

	Colombia — 0.06%
2,749,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	1,119

	South Korea — 1.13%
60,400	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	5,591
38,700	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,437

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea (continued)
7,737	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	$11,092

		20,120

	Total Preferred Stocks	48,777

	Rights — 0.01%
	Qatar — 0.00%
9,740	Doha Bank QSC (Banks) (b)	17

	South Africa — 0.01%
521,597	Life Healthcare Group (Health Care Providers & Services) (a)	175

	Total Rights	192

	Time Deposit — 0.79%
$14,059	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.02%, 4/3/17	14,059

	Total Time Deposit	14,059

	Exchange-Traded Fund — 0.91%
411,434	iShares MSCI Emerging Markets Index Fund ETF	16,206

	Total Exchange-Traded Fund	16,206

	Mutual Funds — 6.01%
2,397,000	Federated Treasury Obligations Fund, Institutional Shares, 0.57% ^^(d)	2,397
1,000	State Street Institutional Treasury Money Market Fund, 0.52% (d)	1
104,681,000	State Street Institutional Treasury Plus Money Market Fund, 0.52% (d)	104,681

	Total Mutual Funds	107,079

	Repurchase Agreement — 0.34%
$6,117	Jefferies LLC, 0.85%, 4/3/17 (Purchased on 3/31/17, proceeds at maturity $6,117,921 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $6,239,842) ^^	6,117

	Total Repurchase Agreement	6,117

	Total Investments (cost $1,691,629) — 99.43%	1,771,842
	Other assets in excess of liabilities — 0.57%	10,177

	Net Assets — 100.00%	$1,782,019

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $7,908 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.
(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 1.85% of the Portfolio’s net assets.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on March 31, 2017.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	46.13%	42.50%	—	—	88.63%
Preferred Stocks	1.25%	1.49%	—	—	2.74%
Rights	—	0.01%	—	—	0.01%
Time Deposit	0.79%	—	—	—	0.79%
Exchange-Traded Fund	0.91%	—	—	—	0.91%
Mutual Funds	0.12%	0.14%	2.45%	3.30%	6.01%
Repurchase Agreement	0.30%	0.04%	—	—	0.34%
Other Assets (Liabilities)	-0.30%	0.68%	0.19%	0.00%	0.57%

Total Net Assets	49.20%	44.86%	2.64%	3.30%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1,436	Mini MSCI Emerging Markets Index Future	$69,029	6/16/17	$2,603

	Net Unrealized Appreciation/(Depreciation)			$2,603

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.32%
$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 4/25/20 @ 100.00	1.37	12/27/22	$25
20	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, Callable 1/20/19 @ 100.00	1.86	10/21/19	20
50	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.39	1/15/21	50
5	CarMax Auto Owner Trust, Series 2014-2, Class A3, Callable 6/15/18 @ 100.00	0.98	1/15/19	5
20	Fifth Third Auto Trust, Series 2014-3, Class A4, Callable 5/15/18 @ 100.00	1.47	5/17/21	20
25	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 2/15/20 @ 100.00	1.33	10/15/20	25
9	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, Callable 2/15/18 @ 100.00	0.99	9/17/18	9
100	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A	2.37	3/15/23	101
25	Toyota Auto Receivables Owner Trust, Series 16-B, Class A3, Callable 10/15/19 @ 100.00	1.30	4/15/20	25
4	World Omni Auto Receivables Trust, Series 2014-A, Class A3, Callable 3/15/18 @ 100.00	0.94	4/15/19	4

	Total Asset Backed Securities			284

	Collateralized Mortgage Obligations — 1.12%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	49
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	25
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	26
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	20
25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	25
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	20
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	52
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	27
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	25
30	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	31
21	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	22
12	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	12
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	25
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
15	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	15
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	31
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	51
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	20
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15	11/25/25	26
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	37
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	32
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	21
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06	7/10/48	20
19	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	20
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	27

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	$26
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	26
25	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	25
21	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	21
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	26
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	25
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	24
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	30
50	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class ASB	2.93	11/15/59	50
15	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	15

	Total Collateralized Mortgage Obligations			999

	U.S. Government Agency Mortgages — 19.88%
50	Fannie Mae	1.00	10/24/19	49
60	Fannie Mae, Pool #AS2673	2.00	5/1/29	59
16	Fannie Mae, Pool #MA2767 (a)	2.50	4/20/45	16
24	Fannie Mae, Pool #BE2201	2.50	12/1/31	24
30	Fannie Mae, Pool #AS4946	2.50	5/1/30	30
63	Fannie Mae, Pool #AU6677	2.50	9/1/28	64
99	Fannie Mae, Pool #MA1277	2.50	12/1/27	100
98	Fannie Mae, Pool #AP4742	2.50	8/1/27	99
39	Fannie Mae, Pool #AB7391	2.50	12/1/42	37
62	Fannie Mae, Pool #MA1210	2.50	9/1/49	63
50	Fannie Mae, Pool #BC9041	2.50	11/1/31	50
24	Fannie Mae, Pool #MA2789	2.50	10/1/36	24
63	Fannie Mae, Pool #AU1660	2.50	7/1/28	64
25	Fannie Mae, Pool #BE3032	2.50	1/1/32	25
50	Fannie Mae, Series: 2016-M1, Class A2 (a)	2.94	1/25/26	50
50	Fannie Mae, Pool #BD2446	3.00	1/1/47	49
167	Fannie Mae, Pool #AP6375	3.00	9/1/42	167
42	Fannie Mae, Pool #MA3309	3.00	12/20/45	42
157	Fannie Mae, Pool #AQ7920	3.00	12/1/42	156
17	Fannie Mae, Pool #AO7628	3.00	6/1/27	18
21	Fannie Mae, Pool #890566	3.00	12/1/43	21
77	Fannie Mae, Pool #MA2246	3.00	4/1/30	79
49	Fannie Mae, Pool #BC9003	3.00	11/1/46	49
20	Fannie Mae, Pool #MA2416	3.00	10/1/35	20
25	Fannie Mae, Pool #MA2897	3.00	2/1/37	25
22	Fannie Mae, Pool #MA3596	3.00	4/20/46	22
37	Fannie Mae, Pool #MA2230	3.00	4/1/35	38
25	Fannie Mae, Pool #MA2863	3.00	1/1/47	25
71	Fannie Mae, Pool #AT0682	3.00	4/1/43	71
57	Fannie Mae, Pool #AS5977	3.00	10/1/30	58
41	Fannie Mae, Pool #MA2960	3.00	7/20/45	41
49	Fannie Mae, Pool #AS8483	3.00	12/1/46	49
21	Fannie Mae, Pool #MA2523	3.00	2/1/36	22
46	Fannie Mae, Pool #MA3662	3.00	5/20/46	46
49	Fannie Mae, Pool #AS8276	3.00	11/1/46	49
70	Fannie Mae, Pool #AB8897	3.00	4/1/43	70
49	Fannie Mae, Pool #AU8932	3.00	11/1/28	50
67	Fannie Mae, Pool #AB4483	3.00	2/1/27	68
49	Fannie Mae, Pool #BC4764	3.00	10/1/46	49
92	Fannie Mae, Pool #MA1307	3.00	1/1/33	94
96	Fannie Mae, Pool #AB7099	3.00	11/1/42	96
65	Fannie Mae, Pool #AY2961	3.00	5/1/45	64
92	Fannie Mae, Pool #AK0006	3.00	1/1/27	94
115	Fannie Mae, Pool #AO0752	3.00	4/1/42	115
72	Fannie Mae, Pool #AT2127	3.00	4/1/43	71
37	Fannie Mae, Pool #AU3353	3.00	8/1/43	37
49	Fannie Mae, Pool #BD5797	3.00	9/1/46	49
77	Fannie Mae, Pool #AS0302	3.00	8/1/43	76

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$49	Fannie Mae, Pool #BC9681	3.00	6/1/46	$49
31	Fannie Mae, Pool #AZ2936	3.00	9/1/45	31
50	Fannie Mae, Pool #BE1435	3.50	12/1/46	51
47	Fannie Mae, Pool #MA2706	3.50	8/1/46	48
39	Fannie Mae, Pool #MA3310	3.50	12/20/45	40
61	Fannie Mae, Pool #MA1059	3.50	5/1/32	64
36	Fannie Mae, Pool #AJ4867	3.50	1/1/42	37
20	Fannie Mae, Pool #AJ1886	3.50	3/1/42	21
75	Fannie Mae, Pool #AL1717	3.50	5/1/27	78
69	Fannie Mae, Pool #MA2125	3.50	12/1/44	71
46	Fannie Mae, Pool #AJ8476	3.50	12/1/41	47
46	Fannie Mae, Pool #MA3803	3.50	7/20/46	48
35	Fannie Mae, Pool #MA2826	3.50	5/20/45	36
47	Fannie Mae, Pool #MA3874	3.50	8/20/46	49
29	Fannie Mae, Pool #MA1921	3.50	6/1/34	30
53	Fannie Mae, Pool #MA1980	3.50	8/1/44	54
41	Fannie Mae, Pool #MA3376	3.50	1/20/46	42
22	Fannie Mae, Pool #MA3454	3.50	2/20/46	22
42	Fannie Mae, Pool #MA3105	3.50	9/20/45	44
22	Fannie Mae, Pool #MA2522	3.50	2/1/46	22
62	Fannie Mae, Pool #AB2052	3.50	1/1/26	64
118	Fannie Mae, Pool #AB6017	3.50	8/1/42	121
22	Fannie Mae, Pool #MA3663	3.50	5/20/46	23
51	Fannie Mae, Pool #AX9530	3.50	2/1/45	52
22	Fannie Mae, Pool #AS6394	3.50	12/1/45	22
109	Fannie Mae, Pool #AQ0546	3.50	11/1/42	112
20	Fannie Mae, Pool #AS5596	3.50	8/1/45	20
46	Fannie Mae, Pool #AS7388	3.50	6/1/46	47
45	Fannie Mae, Pool #AS6102	3.50	11/1/45	46
75	Fannie Mae, Pool #AS3133	3.50	8/1/44	77
27	Fannie Mae, Pool #AT2673	3.50	4/1/43	27
40	Fannie Mae, Pool #AY3377	3.50	4/1/45	41
179	Fannie Mae, Pool #AO8137	3.50	8/1/42	184
234	Fannie Mae, Pool #AO2548	3.50	4/1/42	242
42	Fannie Mae, Pool #AZ0862	3.50	7/1/45	43
70	Fannie Mae, Pool #AS4771	3.50	4/1/45	72
59	Fannie Mae, Pool #AS4772	3.50	4/1/45	60
19	Fannie Mae, Pool #AS4236	3.50	1/1/45	19
16	Fannie Mae, Pool #AX0159	3.50	9/1/29	17
42	Fannie Mae, Pool #MA3597	3.50	4/20/46	44
20	Fannie Mae, Pool #BA1893	3.50	8/1/45	21
16	Fannie Mae, Pool #AX0103	3.50	8/1/29	17
23	Fannie Mae, Pool #BC1074	3.50	12/1/45	23
48	Fannie Mae, Pool #BA3123	3.50	2/1/46	49
48	Fannie Mae, Pool #BC2926	3.50	3/1/46	49
82	Fannie Mae, Pool #AI1186	4.00	4/1/41	86
38	Fannie Mae, Pool #MA0534	4.00	10/1/30	40
151	Fannie Mae, Pool #190405	4.00	10/1/40	158
61	Fannie Mae, Pool #AS3468	4.00	10/1/44	64
19	Fannie Mae, Pool #AY9901	4.00	7/1/45	20
16	Fannie Mae, Pool #AZ1210	4.00	5/1/45	16
61	Fannie Mae, Pool #AC7328	4.00	12/1/39	64
58	Fannie Mae, Pool #AH5859	4.00	2/1/41	61
17	Fannie Mae, Pool #AV0606	4.00	11/1/43	18
33	Fannie Mae, Pool #AU8849	4.00	11/1/43	35
22	Fannie Mae, Pool #MA3737	4.00	6/20/46	24
19	Fannie Mae, Pool #MA3377	4.00	1/20/46	20
58	Fannie Mae, Pool #AO2959	4.00	5/1/42	61
64	Fannie Mae, Pool #AS3467	4.00	10/1/44	67
32	Fannie Mae, Pool #AS3975	4.00	12/1/44	34
39	Fannie Mae, Pool #AS3452	4.00	9/1/44	41
24	Fannie Mae, Pool #MA2415	4.00	10/1/45	25
56	Fannie Mae, Pool #AS3903	4.00	11/1/44	58
84	Fannie Mae, Pool #AJ5303	4.00	11/1/41	88
47	Fannie Mae, Pool #AX7289	4.00	12/1/44	49
54	Fannie Mae, Pool #AS3293	4.00	9/1/44	57

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$56	Fannie Mae, Pool #AH6242	4.00	4/1/26	$59
23	Fannie Mae, Pool #AZ7362	4.00	11/1/45	24
53	Fannie Mae, Pool #AX0841	4.00	9/1/44	56
18	Fannie Mae, Pool #MA3245	4.00	11/20/45	19
82	Fannie Mae, Pool #AL1107	4.50	11/1/41	88
19	Fannie Mae, Pool #AU9017	4.50	9/1/43	21
58	Fannie Mae, Pool #AI1888	4.50	5/1/41	62
24	Fannie Mae, Pool #AH7521	4.50	3/1/41	26
9	Fannie Mae, Pool #AB0339	4.50	1/1/20	9
74	Fannie Mae, Pool #AE0954	4.50	2/1/41	79
35	Fannie Mae, Pool #MA2756	4.50	4/20/45	37
52	Fannie Mae, Pool #AS2337	4.50	5/1/44	56
16	Fannie Mae, Pool #930998	4.50	4/1/29	18
27	Fannie Mae, Pool #AS2751	4.50	6/1/44	29
152	Fannie Mae, Pool #AE0217	4.50	8/1/40	163
10	Fannie Mae, Pool #745278	4.50	6/1/19	10
14	Fannie Mae, Pool #829106	4.50	10/1/20	15
40	Fannie Mae, Pool #AA9781	4.50	7/1/24	42
7	Fannie Mae, Pool #735646	4.50	7/1/20	8
37	Fannie Mae, Pool #725238	5.00	3/1/34	41
112	Fannie Mae, Pool #889117	5.00	10/1/35	123
32	Fannie Mae, Pool #AH5988	5.00	3/1/41	35
13	Fannie Mae, Pool #890603	5.00	8/1/41	14
16	Fannie Mae, Pool #725027	5.00	11/1/33	17
14	Fannie Mae, Pool #890221	5.50	12/1/33	16
37	Fannie Mae, Pool #959451	6.00	12/1/37	42
86	Fannie Mae, Pool #725228	6.00	3/1/34	98
48	Fannie Mae, Pool #AE0442	6.50	1/1/39	56
36	Fannie Mae, Pool #889984	6.50	10/1/38	40
9	Fannie Mae, Pool #888596	6.50	7/1/37	11
29	Fannie Mae, Pool #AL0583	6.50	10/1/39	33
25	Fannie Mae, 15 YR TBA	2.50	5/25/32	25
25	Fannie Mae, 15 YR TBA	3.00	5/25/32	26
25	Fannie Mae, 15 YR TBA	3.00	4/25/32	26
300	Fannie Mae, 30 YR TBA	3.00	4/25/46	299
25	Fannie Mae, 30 YR TBA	3.00	5/25/46	25
75	Fannie Mae, 30 YR TBA	3.50	4/25/46	77
75	Fannie Mae, 30 YR TBA	3.50	5/25/47	77
50	Fannie Mae, 30 YR TBA	4.00	5/25/47	52
50	Fannie Mae, 30 YR TBA	4.00	4/25/47	52
100	Freddie Mac	0.88	10/12/18	99
55	Freddie Mac, Pool #J25686	2.00	9/1/28	54
41	Freddie Mac, Pool #849138 (a)	2.38	10/1/43	42
63	Freddie Mac, Pool #G18485	2.50	10/1/28	64
116	Freddie Mac, Pool #G18459	2.50	3/1/28	117
62	Freddie Mac, Pool #G18475	2.50	8/1/28	63
25	Freddie Mac, Pool #G18635	2.50	3/1/32	25
63	Freddie Mac, Pool #G18470	2.50	6/1/28	63
49	Freddie Mac, Pool #J35896	2.50	12/1/31	49
21	Freddie Mac, Pool #G07445	2.50	7/1/43	20
37	Freddie Mac, Pool #Q20138	3.00	7/1/43	37
16	Freddie Mac, Pool #G18518	3.00	7/1/29	16
46	Freddie Mac, Pool #J31327	3.00	4/1/30	47
32	Freddie Mac, Pool #G18531	3.00	11/1/29	33
45	Freddie Mac, Pool #G15145	3.00	7/1/29	46
24	Freddie Mac, Pool #G18601	3.00	5/1/31	25
50	Freddie Mac, Pool #G08750	3.00	2/1/47	49
48	Freddie Mac, Pool #C91709	3.00	6/1/33	49
147	Freddie Mac, Pool #G08537	3.00	7/1/43	147
80	Freddie Mac, Pool #G08524	3.00	3/1/43	79
37	Freddie Mac, Pool #Q20542	3.00	7/1/43	37
25	Freddie Mac, Pool #C91924	3.00	4/1/37	25
25	Freddie Mac, Pool #G08732	3.00	11/1/46	24
52	Freddie Mac, Pool #J25193	3.00	8/1/23	53
83	Freddie Mac, Pool #G08635	3.00	4/1/45	82
80	Freddie Mac, Pool #G08631	3.00	3/1/45	79
42	Freddie Mac, Pool #J15438	3.00	5/1/21	43

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$32	Freddie Mac, Pool #K90311	3.00	4/1/33	$33
43	Freddie Mac, Pool #G08680	3.00	12/1/45	43
18	Freddie Mac, Pool #C91809	3.00	2/1/35	18
172	Freddie Mac, Pool #C09035	3.00	4/1/43	171
50	Freddie Mac, Pool #G08741	3.00	1/1/47	49
49	Freddie Mac, Pool #G08737	3.00	12/1/46	49
57	Freddie Mac, Pool #Q18101	3.50	5/1/43	58
48	Freddie Mac, Pool #Q43933	3.50	10/1/46	49
25	Freddie Mac, Pool #Q20614	3.50	8/1/43	25
60	Freddie Mac, Pool #Q09896	3.50	8/1/42	62
25	Freddie Mac, Pool #Q40395	3.50	5/1/46	25
20	Freddie Mac, Pool #J30284	3.50	11/1/29	20
149	Freddie Mac, Pool #G08636	3.50	4/1/45	153
43	Freddie Mac, Pool #G08693	3.50	2/1/46	44
45	Freddie Mac, Pool #G08687	3.50	1/1/46	46
63	Freddie Mac, Pool #C03759	3.50	2/1/42	64
23	Freddie Mac, Pool #G08623	3.50	1/1/45	24
76	Freddie Mac, Pool #G08667	3.50	9/1/45	78
29	Freddie Mac, Pool #J14069	3.50	1/1/26	30
24	Freddie Mac, Pool #G08702	3.50	4/1/46	24
21	Freddie Mac, Pool #G08627	3.50	2/1/45	21
73	Freddie Mac, Pool #G08554	3.50	10/1/43	75
128	Freddie Mac, Pool #G08495	3.50	6/1/42	132
37	Freddie Mac, Pool #J13919	3.50	12/1/20	38
47	Freddie Mac, Pool #G08698	3.50	3/1/46	48
83	Freddie Mac, Pool #G08681	3.50	12/1/45	85
53	Freddie Mac, Pool #C91456	3.50	6/1/32	56
2	Freddie Mac, Pool #1G1537 (a)	3.62	2/1/37	2
58	Freddie Mac, Pool #G06506	4.00	12/1/40	61
50	Freddie Mac, Pool #G08669	4.00	9/1/45	53
6	Freddie Mac, Pool #J06163	4.00	1/1/20	7
23	Freddie Mac, Pool #G11690	4.00	2/1/20	23
48	Freddie Mac, Pool #G08567	4.00	1/1/44	51
34	Freddie Mac, Pool #G08563	4.00	1/1/44	36
98	Freddie Mac, Pool #G08601	4.00	8/1/44	103
64	Freddie Mac, Pool #Q24955	4.00	2/1/44	68
92	Freddie Mac, Pool #G08637	4.00	4/1/45	96
32	Freddie Mac, Pool #Q25809	4.00	4/1/44	34
61	Freddie Mac, Pool #G08606	4.00	9/1/44	64
24	Freddie Mac, Pool #C91395	4.00	9/1/31	25
45	Freddie Mac, Pool #A96286	4.00	1/1/41	47
56	Freddie Mac, Pool #G18303	4.50	3/1/24	59
33	Freddie Mac, Pool #Q03305	4.50	9/1/41	35
10	Freddie Mac, Pool #J10406	4.50	8/1/24	11
73	Freddie Mac, Pool #A97692	4.50	3/1/41	78
13	Freddie Mac, Pool #C90686	4.50	6/1/23	14
58	Freddie Mac, Pool #A97186	4.50	3/1/41	63
34	Freddie Mac, Pool #Q04294	4.50	11/1/41	36
22	Freddie Mac, Pool #C09059	4.50	3/1/44	24
58	Freddie Mac, Pool #G01890	4.50	10/1/35	62
47	Freddie Mac, Pool #Q22671	4.50	11/1/43	50
38	Freddie Mac, Pool #G05904	5.00	9/1/39	41
61	Freddie Mac, Pool #C01598	5.00	8/1/33	67
29	Freddie Mac, Pool #G08341	5.00	4/1/39	31
26	Freddie Mac, Pool #G04913	5.00	3/1/38	29
34	Freddie Mac, Pool #G04817	5.00	9/1/38	37
33	Freddie Mac, Pool #G01962	5.00	12/1/35	36
165	Freddie Mac, Pool #G01665	5.50	3/1/34	186
7	Freddie Mac, Pool #C90989	6.00	9/1/26	8
70	Freddie Mac, Pool #G02794	6.00	5/1/37	79
19	Freddie Mac, Pool #G03616	6.00	12/1/37	22
25	Freddie Mac, Gold 15 YR TBA	2.50	5/15/31	25
25	Freddie Mac, Gold 30 YR TBA	3.00	5/15/46	25
250	Freddie Mac, Gold 30 YR TBA	3.00	4/15/47	249
50	Freddie Mac, Gold 30 YR TBA	3.50	5/15/47	51
100	Freddie Mac, Gold 30 YR TBA	3.50	4/15/46	102

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Freddie Mac, Gold 30 YR TBA	4.00	5/15/47	$26
25	Freddie Mac, Gold 30 YR TBA	4.00	4/15/47	26
17	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	17
20	Government National Mortgage Association, Pool #777254	2.50	3/15/43	20
14	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	14
14	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	14
25	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	24
21	Government National Mortgage Association, Pool #G25339	2.50	3/20/27	21
66	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	67
69	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	70
23	Government National Mortgage Association, Pool #626911	3.00	2/15/45	23
59	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	60
62	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	62
42	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	43
41	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	42
30	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	30
60	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	61
68	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	69
113	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	115
67	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	68
29	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	29
34	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	34
49	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	51
54	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	57
28	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	29
96	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	99
53	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	56
27	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	28
20	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	20
22	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	23
13	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	13
166	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	173
45	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	47
29	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	30
41	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	43
52	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	55
178	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	186
35	Government National Mortgage Association, Pool #738710	4.00	9/15/41	37
32	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	33
32	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	34
38	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	41
29	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	31
32	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	34
31	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	32
63	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	66
96	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	102
22	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	23
43	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	45
12	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	13
16	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	17
25	Government National Mortgage Association, Pool #770602	4.00	9/15/41	27
98	Government National Mortgage Association, Pool #005139	4.00	8/20/41	104
137	Government National Mortgage Association, Pool #004801	4.50	9/20/40	148
31	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	33
13	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	14
27	Government National Mortgage Association, Pool #738906	4.50	10/15/41	29
62	Government National Mortgage Association, Pool #721760	4.50	8/15/40	67
106	Government National Mortgage Association, Pool #737310	4.50	8/15/40	113
25	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	27
31	Government National Mortgage Association, Pool #697974	5.00	6/15/40	34
45	Government National Mortgage Association, Pool #697946	5.00	3/15/39	50
97	Government National Mortgage Association, Pool #004559	5.00	10/20/39	108
48	Government National Mortgage Association, Pool #510835	5.50	2/15/35	54
30	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	33
47	Government National Mortgage Association, Pool #781959	6.00	7/15/35	54
29	Government National Mortgage Association, Pool #004222	6.00	8/20/38	33
3	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$550	Government National Mortgage Association, 30 YR TBA	3.00	4/20/47	$556
25	Government National Mortgage Association, 30 YR TBA	3.00	5/20/46	25
375	Government National Mortgage Association, 30 YR TBA	3.50	4/20/47	390
125	Government National Mortgage Association, 30 YR TBA	3.50	5/20/47	129
50	Government National Mortgage Association, 30 YR TBA	4.00	5/20/47	53
25	Government National Mortgage Association, 30 YR TBA	4.00	4/20/47	26

	Total U.S. Government Agency Mortgages			17,742

	U.S. Government Agency Securities — 1.66%
75	Fannie Mae	0.88	5/21/18	75
50	Fannie Mae	0.88	8/2/19	49
25	Fannie Mae	1.00	8/28/19	25
25	Fannie Mae, Series 0003, Callable 7/26/17 @ 100.00	1.13	7/26/19	25
25	Fannie Mae, Callable 6/9/17 @ 100.00	1.13	9/9/19	25
65	Fannie Mae	1.25	5/6/21	63
60	Fannie Mae	1.50	6/22/20	60
60	Fannie Mae	1.63	11/27/18	60
50	Fannie Mae, Callable 7/27/17 @ 100.00	1.70	1/27/20	50
50	Fannie Mae	1.88	9/18/18	50
25	Fannie Mae (b)(c)	1.88	10/9/19	24
30	Fannie Mae	5.63	7/15/37	40
50	Fannie Mae	6.25	5/15/29	67
20	Fannie Mae	6.63	11/15/30	28
10	Federal Farm Credit Bank	0.75	4/18/18	10
50	Federal Home Loan Bank	0.88	10/1/18	50
90	Federal Home Loan Bank	0.88	6/29/18	90
50	Federal Home Loan Bank	1.13	6/21/19	50
25	Federal Home Loan Bank	1.13	7/14/21	24
100	Federal Home Loan Bank	1.38	2/18/21	98
60	Federal Home Loan Bank	1.38	11/15/19	60
25	Federal Home Loan Bank	1.75	12/14/18	25
25	Federal Home Loan Bank	2.13	3/10/23	25
20	Federal Home Loan Bank	4.13	3/13/20	21
15	Federal Home Loan Bank	5.63	6/11/21	17
25	Financing Corp., Series E	9.65	11/2/18	28
80	Freddie Mac	1.25	10/2/19	80
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	25
40	Freddie Mac	2.38	1/13/22	41
15	Freddie Mac	6.25	7/15/32	21
5	Tennessee Valley Authority	3.50	12/15/42	5
55	Tennessee Valley Authority	5.25	9/15/39	69
20	Tennessee Valley Authority	5.88	4/1/36	27
20	Tennessee Valley Authority, Series E	6.75	11/1/25	26

	Total U.S. Government Agency Securities			1,478

	Corporate Bonds — 31.15%
210	Abbott Laboratories(Health Care Equipment & Supplies), Callable 10/30/21 @ 100.00	2.90	11/30/21	210
110	Abbott Laboratories(Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	111
185	Abbvie, Inc.(Biotechnology)	1.80	5/14/18	185
135	AbbVie, Inc.(Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	135
45	Air Products & Chemicals, Inc.(Chemicals)	2.75	2/3/23	45
485	American Express Co.(Consumer Finance)	7.00	3/19/18	509
130	American Express Credit(Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	130
40	Ameriprise Financial, Inc.(Capital Markets)	3.70	10/15/24	41
375	Ameriprise Financial, Inc.(Capital Markets)	4.00	10/15/23	396
70	Amgen, Inc.(Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	72
215	Amgen, Inc.(Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	226
195	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	199
115	Anheuser-Busch InBev Finance(Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	116

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$160	Anheuser-Busch InBev NV Finance(Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	$163
270	Anheuser-Busch InBev NV Finance(Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	286
325	Anthem, Inc.(Health Care Providers & Services)	3.13	5/15/22	327
100	Archer-Daniels-Midland Co.(Food Products)	4.02	4/16/43	99
150	AT&T, Inc.(Diversified Telecommunication Services), Callable 12/17/22 @ 100.00	3.60	2/17/23	152
315	AT&T, Inc.(Diversified Telecommunication Services)	5.35	9/1/40	324
80	AT&T, Inc.(Diversified Telecommunication Services)	5.55	8/15/41	85
40	Atmos Energy Corp.(Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	40
250	Atmos Energy Corp.(Gas Utilities)	8.50	3/15/19	281
930	Bank of America Corp., MTN (Banks)	3.30	1/11/23	937
225	Bank of America Corp., MTN (Banks)	3.88	8/1/25	229
110	Bank One Corp.(Banks)	8.00	4/29/27	144
110	Berkshire Hathaway, Inc.(Diversified Financial Services)	4.40	5/15/42	116
100	Bunge Limited Finance Co.(Food Products)	8.50	6/15/19	113
700	Capital One Bank USA, Series BKNT(Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	701
55	Capital One Financial Corp.(Consumer Finance)	4.75	7/15/21	59
55	Cisco Systems, Inc.(Communications Equipment)	5.50	1/15/40	67
210	Citigroup, Inc.(Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	211
315	Citigroup, Inc.(Banks)	3.40	5/1/26	306
360	Citigroup, Inc.(Banks)	4.50	1/14/22	385
250	Coca-Cola Enterprises, Inc.(Beverages)	3.50	9/15/20	260
175	Comcast Corp.(Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	181
235	Comcast Corp.(Media)	6.45	3/15/37	300
265	ConocoPhillips(Oil, Gas & Consumable Fuels)	6.50	2/1/39	337
30	Consolidated Edison Company of New York, Inc., Series 08-B(Multi-Utilities)	6.75	4/1/38	41
245	Constellation Brands, Inc.(Beverages)	4.75	11/15/24	264
260	CSX Corp.(Road & Rail)	6.22	4/30/40	319
555	CVS Health Corp.(Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	550
50	CVS Health Corp.(Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	54
130	Delphi Corp.(Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	136
293	Devon Energy Corp.(Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	308
190	Dominion Gas Holdings LLC(Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	192
620	Dominion Resources, Inc.(Multi-Utilities)	5.20	8/15/19	662
130	Dominion Resources, Inc.(Multi-Utilities)	6.40	6/15/18	137
110	Dow Chemical Co. (The)(Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	110
15	Dow Chemical Co. (The)(Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	17
100	Duke Energy Carolinas LLC(Electric Utilities)	5.30	2/15/40	118
100	Duke Energy Corp.(Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	103
150	Eaton Corp.(Electrical Equipment)	2.75	11/2/22	149
50	Eaton Corp.(Electrical Equipment)	4.15	11/2/42	49
65	Ecolab, Inc.(Chemicals)	5.50	12/8/41	77
379	Enterprise Products Operating LLC(Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	383
250	Enterprise Products Partners LP(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	252
100	FedEx Corp.(Air Freight & Logistics)	4.90	1/15/34	107
255	Fiserv, Inc.(IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	258
180	Fiserv, Inc.(IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	185
633	General Motors Co.(Automobiles)	3.50	10/2/18	646
56	Gilead Sciences, Inc.(Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	55
70	GlaxoSmithKline PLC(Pharmaceuticals)	6.38	5/15/38	92
385	Goldman Sachs Group, Inc.(Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	383
530	Goldman Sachs Group, Inc.(Capital Markets)	5.25	7/27/21	582
425	International Business Machines Corp.(IT Services)	3.63	2/12/24	445
125	International Paper Co.(Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	145
45	Interpublic Group of Companies, Inc.(Media)	4.00	3/15/22	47

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$90	Johnson & Johnson(Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	$99
810	JPMorgan Chase & Co.(Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	797
60	Lincoln National Corp.(Insurance)	4.85	6/24/21	65
105	Lincoln National Corp.(Insurance)	7.00	6/15/40	136
25	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	25
125	Lockheed Martin Corp.(Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	119
60	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	64
140	Medtronic, Inc.(Health Care Equipment & Supplies)	4.38	3/15/35	147
115	MetLife, Inc.(Insurance)	7.72	2/15/19	127
465	Microsoft Corp.(Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	487
216	MidAmerican Energy Holdings Co.(Electric Utilities)	6.13	4/1/36	270
525	National Rural Utilities Cooperative Finance Corp.(Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	540
350	Nucor Corp.(Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	370
125	Nucor Corp.(Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	142
145	NVIDIA Corp.(Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	141
100	Oklahoma Gas & Electric Co.(Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	113
270	Oracle Corp.(Software)	6.50	4/15/38	356
355	Philip Morris International, Inc.(Tobacco)	2.90	11/15/21	359
250	PNC Bank NA(Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	251
150	PNC Financial Services Group, Inc.(Banks) (d)	2.85	11/9/22	150
83	Procter & Gamble Co. (The)(Household Products)	9.36	1/1/21	96
100	Progress Energy, Inc.(Electric Utilities)	6.00	12/1/39	120
105	Prudential Financial, Inc.(Insurance)	6.20	11/15/40	131
145	Reed Elsevier NV(Professional Services)	8.63	1/15/19	161
35	Roper Industries, Inc.(Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	35
165	Ryder System, Inc.(Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	165
90	Southern California Gas Co.(Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	92
181	Southwest Airlines Co. 2007-1 Trust(Airlines)	6.15	8/1/22	201
255	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	251
215	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	197
160	SunTrust Banks, Inc.(Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	161
345	SunTrust Banks, Inc.(Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	349
320	TC Pipelines LP(Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	324
205	The Dow Chemical Co.(Chemicals)	8.55	5/15/19	231
120	The Home Depot, Inc.(Specialty Retail)	5.88	12/16/36	152
320	The Kroger Co.(Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	331
135	The Travelers Companies, Inc.(Insurance)	6.25	6/15/37	175
175	Thermo Fisher Scientific(Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00	4/15/23	173
115	Thermo Fisher Scientific(Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	121
65	Time Warner, Inc.(Media)	5.38	10/15/41	68
140	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	145
350	Twenty-First Century Fox, Inc.(Media)	6.20	12/15/34	412
135	United Parcel Service, Inc.(Air Freight & Logistics)	6.20	1/15/38	176
50	UnitedHealth Group, Inc.(Health Care Providers & Services)	6.88	2/15/38	68
145	Valero Energy Corp.(Oil, Gas & Consumable Fuels)	6.63	6/15/37	172
40	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	40
195	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	191
450	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 5/1/34 @ 100.00	4.40	11/1/34	426

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$560	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	$568
195	Wal-Mart Stores, Inc.(Food & Staples Retailing)	5.63	4/1/40	239
100	Waste Management, Inc.(Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	100
610	Wells Fargo & Co.(Banks)	3.00	2/19/25	595
350	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	376
175	Welltower, Inc.(Equity Real Estate Investment Trusts)	2.25	3/15/18	176
250	WestRock Co.(Containers & Packaging)	4.90	3/1/22	271
55	Westvaco Corp.(Containers & Packaging)	8.20	1/15/30	74
105	XTO Energy, Inc.(Oil, Gas & Consumable Fuels)	6.75	8/1/37	144

	Total Corporate Bonds			27,809

	U.S. Treasury Obligations — 33.00%
17	U.S. Treasury Bond	1.00	8/31/19	17
250	U.S. Treasury Bond	2.25	8/15/46	212
190	U.S. Treasury Bond	2.50	2/15/45	171
130	U.S. Treasury Bond	2.50	2/15/46	116
175	U.S. Treasury Bond	2.50	5/15/46	157
69	U.S. Treasury Bond	2.75	11/15/42	66
68	U.S. Treasury Bond	2.75	8/15/42	65
125	U.S. Treasury Bond	2.88	8/15/45	121
165	U.S. Treasury Bond	2.88	5/15/43	161
190	U.S. Treasury Bond	2.88	11/15/46	184
210	U.S. Treasury Bond	3.00	11/15/44	209
160	U.S. Treasury Bond	3.00	5/15/45	159
175	U.S. Treasury Bond	3.00	11/15/45	174
65	U.S. Treasury Bond	3.00	2/15/47	65
24	U.S. Treasury Bond	3.00	5/15/42	24
70	U.S. Treasury Bond	3.13	11/15/41	72
150	U.S. Treasury Bond	3.13	2/15/43	153
205	U.S. Treasury Bond	3.13	8/15/44	209
145	U.S. Treasury Bond	3.13	5/15/21	153
72	U.S. Treasury Bond	3.13	2/15/42	74
235	U.S. Treasury Bond	3.38	5/15/44	251
105	U.S. Treasury Bond	3.50	2/15/39	116
180	U.S. Treasury Bond	3.63	2/15/44	201
135	U.S. Treasury Bond	3.63	8/15/43	150
53	U.S. Treasury Bond	3.75	8/15/41	60
185	U.S. Treasury Bond	3.75	11/15/43	210
40	U.S. Treasury Bond	3.88	8/15/40	46
100	U.S. Treasury Bond	4.25	11/15/40	122
40	U.S. Treasury Bond	4.38	2/15/38	50
60	U.S. Treasury Bond	4.38	5/15/40	74
125	U.S. Treasury Bond	4.38	11/15/39	155
35	U.S. Treasury Bond	4.38	5/15/41	44
10	U.S. Treasury Bond	4.50	2/15/36	13
20	U.S. Treasury Bond	4.50	5/15/38	25
25	U.S. Treasury Bond	4.50	8/15/39	32
70	U.S. Treasury Bond	4.63	2/15/40	90
60	U.S. Treasury Bond	4.75	2/15/37	78
70	U.S. Treasury Bond	4.75	2/15/41	92
35	U.S. Treasury Bond	5.00	5/15/37	47
20	U.S. Treasury Bond	5.25	2/15/29	26
30	U.S. Treasury Bond	5.25	11/15/28	38
40	U.S. Treasury Bond	5.38	2/15/31	53
25	U.S. Treasury Bond	6.00	2/15/26	32
35	U.S. Treasury Bond	6.13	11/15/27	47
25	U.S. Treasury Bond	6.13	8/15/29	35
70	U.S. Treasury Bond	6.25	5/15/30	99
15	U.S. Treasury Bond	6.50	11/15/26	20
17	U.S. Treasury Bond	7.50	11/15/24	23
15	U.S. Treasury Bond	7.63	2/15/25	21
40	U.S. Treasury Bond	8.00	11/15/21	51
70	U.S. Treasury Note	0.63	4/30/18	70
55	U.S. Treasury Note	0.63	6/30/18	55
50	U.S. Treasury Note	0.75	4/30/18	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$55	U.S. Treasury Note	0.75	8/31/18	$55
75	U.S. Treasury Note	0.75	7/31/18	75
45	U.S. Treasury Note	0.75	8/15/19	44
65	U.S. Treasury Note	0.75	7/15/19	64
55	U.S. Treasury Note	0.75	10/31/18	55
180	U.S. Treasury Note	0.75	2/15/19	178
175	U.S. Treasury Note	0.75	4/15/18	174
55	U.S. Treasury Note	0.75	9/30/18	55
45	U.S. Treasury Note	0.88	10/15/18	45
135	U.S. Treasury Note	0.88	5/15/19	134
180	U.S. Treasury Note	0.88	7/15/18	179
135	U.S. Treasury Note	0.88	4/15/19	134
85	U.S. Treasury Note	0.88	6/15/19	84
80	U.S. Treasury Note	0.88	9/15/19	79
45	U.S. Treasury Note	0.88	7/31/19	45
60	U.S. Treasury Note	0.88	5/31/18	60
85	U.S. Treasury Note	1.00	11/30/18	85
180	U.S. Treasury Note	1.00	5/15/18	180
70	U.S. Treasury Note	1.00	9/30/19	69
65	U.S. Treasury Note	1.00	3/15/19	65
75	U.S. Treasury Note	1.00	11/15/19	74
35	U.S. Treasury Note	1.00	6/30/19	35
65	U.S. Treasury Note	1.00	8/15/18	65
155	U.S. Treasury Note	1.00	10/15/19	153
100	U.S. Treasury Note	1.00	5/31/18	100
50	U.S. Treasury Note	1.00	11/30/19	49
180	U.S. Treasury Note	1.00	9/15/18	180
80	U.S. Treasury Note	1.13	9/30/21	77
65	U.S. Treasury Note	1.13	3/31/20	64
110	U.S. Treasury Note	1.13	2/28/19	110
225	U.S. Treasury Note	1.13	6/30/21	218
80	U.S. Treasury Note	1.13	1/31/19	80
120	U.S. Treasury Note	1.13	2/28/21	117
60	U.S. Treasury Note	1.13	5/31/19	60
65	U.S. Treasury Note	1.13	1/15/19	65
225	U.S. Treasury Note	1.13	7/31/21	218
60	U.S. Treasury Note	1.13	4/30/20	59
115	U.S. Treasury Note	1.13	6/15/18	115
60	U.S. Treasury Note	1.13	12/31/19	59
225	U.S. Treasury Note	1.13	8/31/21	218
210	U.S. Treasury Note	1.25	10/31/18	210
180	U.S. Treasury Note	1.25	12/15/18	180
220	U.S. Treasury Note	1.25	3/31/21	215
100	U.S. Treasury Note	1.25	1/31/20	99
75	U.S. Treasury Note	1.25	11/30/18	75
110	U.S. Treasury Note	1.25	3/31/19	110
95	U.S. Treasury Note	1.25	1/31/19	95
160	U.S. Treasury Note	1.25	2/29/20	159
140	U.S. Treasury Note	1.25	10/31/21	136
180	U.S. Treasury Note	1.25	11/15/18	180
60	U.S. Treasury Note	1.25	7/31/23	57
85	U.S. Treasury Note	1.25	12/31/18	85
90	U.S. Treasury Note	1.25	4/30/19	90
50	U.S. Treasury Note	1.25	10/31/19	50
51	U.S. Treasury Note	1.38	12/31/18	51
75	U.S. Treasury Note	1.38	1/15/20	75
75	U.S. Treasury Note	1.38	12/15/19	75
135	U.S. Treasury Note	1.38	4/30/20	134
100	U.S. Treasury Note	1.38	5/31/20	99
225	U.S. Treasury Note	1.38	9/30/20	223
175	U.S. Treasury Note	1.38	1/31/20	175
165	U.S. Treasury Note	1.38	1/31/21	163
110	U.S. Treasury Note	1.38	2/29/20	110
115	U.S. Treasury Note	1.38	3/31/20	114
110	U.S. Treasury Note	1.38	8/31/23	105
100	U.S. Treasury Note	1.38	2/15/20	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Note	1.38	6/30/18	$100
185	U.S. Treasury Note	1.38	7/31/18	186
225	U.S. Treasury Note	1.38	8/31/20	223
220	U.S. Treasury Note	1.38	5/31/21	216
275	U.S. Treasury Note	1.38	9/30/18	276
25	U.S. Treasury Note	1.38	11/30/18	25
200	U.S. Treasury Note	1.38	9/30/23	190
65	U.S. Treasury Note	1.38	2/28/19	65
220	U.S. Treasury Note	1.38	4/30/21	216
200	U.S. Treasury Note	1.38	6/30/23	191
105	U.S. Treasury Note	1.38	10/31/20	104
110	U.S. Treasury Note	1.50	10/31/19	110
215	U.S. Treasury Note	1.50	12/31/18	216
225	U.S. Treasury Note	1.50	11/30/19	225
15	U.S. Treasury Note	1.50	3/31/19	15
165	U.S. Treasury Note	1.50	5/31/19	166
80	U.S. Treasury Note	1.50	1/31/22	78
101	U.S. Treasury Note	1.50	2/28/19	101
84	U.S. Treasury Note	1.50	3/31/23	81
225	U.S. Treasury Note	1.50	5/31/20	224
80	U.S. Treasury Note	1.50	1/31/19	80
270	U.S. Treasury Note	1.50	8/31/18	271
265	U.S. Treasury Note	1.50	8/15/26	245
80	U.S. Treasury Note	1.50	2/28/23	77
200	U.S. Treasury Note	1.63	4/30/23	194
255	U.S. Treasury Note	1.63	2/15/26	240
165	U.S. Treasury Note	1.63	8/31/19	166
167	U.S. Treasury Note	1.63	11/15/22	163
220	U.S. Treasury Note	1.63	3/31/19	222
165	U.S. Treasury Note	1.63	5/31/23	160
345	U.S. Treasury Note	1.63	5/15/26	325
100	U.S. Treasury Note	1.63	11/30/20	100
150	U.S. Treasury Note	1.63	4/30/19	151
100	U.S. Treasury Note	1.63	3/15/20	100
200	U.S. Treasury Note	1.63	10/31/23	193
110	U.S. Treasury Note	1.63	12/31/19	110
75	U.S. Treasury Note	1.63	8/15/22	73
100	U.S. Treasury Note	1.63	7/31/19	101
110	U.S. Treasury Note	1.63	7/31/20	110
100	U.S. Treasury Note	1.63	6/30/20	100
225	U.S. Treasury Note	1.63	6/30/19	226
75	U.S. Treasury Note	1.75	9/30/22	74
40	U.S. Treasury Note	1.75	10/31/18	40
145	U.S. Treasury Note	1.75	10/31/20	145
90	U.S. Treasury Note	1.75	5/15/22	89
164	U.S. Treasury Note	1.75	5/15/23	160
130	U.S. Treasury Note	1.75	11/30/21	129
225	U.S. Treasury Note	1.75	12/31/20	225
80	U.S. Treasury Note	1.75	1/31/23	79
70	U.S. Treasury Note	1.75	4/30/22	69
165	U.S. Treasury Note	1.75	9/30/19	166
185	U.S. Treasury Note	1.75	2/28/22	183
175	U.S. Treasury Note	1.75	3/31/22	173
105	U.S. Treasury Note	1.88	6/30/20	106
105	U.S. Treasury Note	1.88	1/31/22	105
145	U.S. Treasury Note	1.88	3/31/22	145
110	U.S. Treasury Note	1.88	11/30/21	110
200	U.S. Treasury Note	1.88	5/31/22	199
145	U.S. Treasury Note	1.88	2/28/22	145
170	U.S. Treasury Note	1.88	8/31/22	169
125	U.S. Treasury Note	1.88	10/31/22	124
145	U.S. Treasury Note	2.00	11/15/21	146
70	U.S. Treasury Note	2.00	10/31/21	70
100	U.S. Treasury Note	2.00	2/28/21	101
95	U.S. Treasury Note	2.00	7/31/22	95
140	U.S. Treasury Note	2.00	5/31/21	141
100	U.S. Treasury Note	2.00	2/15/22	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$170	U.S. Treasury Note	2.00	2/15/23	$169
280	U.S. Treasury Note	2.00	11/15/26	270
200	U.S. Treasury Note	2.00	11/30/22	199
110	U.S. Treasury Note	2.00	12/31/21	110
40	U.S. Treasury Note	2.00	9/30/20	40
60	U.S. Treasury Note	2.00	11/30/20	61
50	U.S. Treasury Note	2.00	7/31/20	51
300	U.S. Treasury Note	2.00	2/15/25	294
295	U.S. Treasury Note	2.00	8/15/25	288
80	U.S. Treasury Note	2.00	8/31/21	80
80	U.S. Treasury Note	2.13	8/31/20	81
70	U.S. Treasury Note	2.13	6/30/21	71
120	U.S. Treasury Note	2.13	8/15/21	121
115	U.S. Treasury Note	2.13	2/29/24	114
65	U.S. Treasury Note	2.13	9/30/21	66
135	U.S. Treasury Note	2.13	3/31/24	134
315	U.S. Treasury Note	2.13	5/15/25	311
150	U.S. Treasury Note	2.13	12/31/22	150
135	U.S. Treasury Note	2.13	1/31/21	137
90	U.S. Treasury Note	2.13	11/30/23	90
90	U.S. Treasury Note	2.13	6/30/22	91
105	U.S. Treasury Note	2.13	12/31/21	106
335	U.S. Treasury Note	2.25	11/15/25	333
240	U.S. Treasury Note	2.25	11/15/24	239
30	U.S. Treasury Note	2.25	7/31/18	30
90	U.S. Treasury Note	2.25	1/31/24	90
140	U.S. Treasury Note	2.25	4/30/21	142
90	U.S. Treasury Note	2.25	12/31/23	90
140	U.S. Treasury Note	2.25	7/31/21	142
190	U.S. Treasury Note	2.25	2/15/27	188
80	U.S. Treasury Note	2.25	3/31/21	81
255	U.S. Treasury Note	2.38	8/15/24	257
130	U.S. Treasury Note	2.38	12/31/20	133
100	U.S. Treasury Note	2.38	6/30/18	102
255	U.S. Treasury Note	2.50	5/15/24	259
197	U.S. Treasury Note	2.50	8/15/23	201
160	U.S. Treasury Note	2.63	8/15/20	165
225	U.S. Treasury Note	2.63	11/15/20	232
10	U.S. Treasury Note	2.63	4/30/18	10
85	U.S. Treasury Note	2.75	2/15/19	87
210	U.S. Treasury Note	2.75	2/15/24	217
235	U.S. Treasury Note	2.75	11/15/23	243
100	U.S. Treasury Note	3.13	5/15/19	104
166	U.S. Treasury Note	3.38	11/15/19	174
100	U.S. Treasury Note	3.50	5/15/20	106
140	U.S. Treasury Note	3.63	8/15/19	147
265	U.S. Treasury Note	3.63	2/15/21	284
160	U.S. Treasury Note	3.63	2/15/20	170
90	U.S. Treasury Note	3.75	11/15/18	94
50	U.S. Treasury Note	3.88	5/15/18	52
135	U.S. Treasury Note	4.00	8/15/18	140
14	U.S. Treasury Note	4.25	5/15/39	17
20	U.S. Treasury Note	9.13	5/15/18	22

	Total U.S. Treasury Obligations			29,466

	Yankee Dollars — 5.60%
115	America Movil SAB de CV(Wireless Telecommunication Services)	6.13	11/15/37	132
25	Bank of Nova Scotia(Banks)	1.85	4/14/20	25
200	Barclays PLC(Banks)	3.20	8/10/21	200
60	BHP Billiton Ltd.(Metals & Mining)	5.00	9/30/43	67
340	BP Capital Markets PLC(Oil, Gas & Consumable Fuels)	3.54	11/4/24	344
164	British Telecommunications PLC(Diversified Telecommunication Services)	9.13	12/15/30	246
25	Canadian Natural Resources(Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45	11/15/21	25

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$96	Canadian Natural Resources(Oil, Gas & Consumable Fuels)	5.90	2/1/18	$99
320	Canadian Pacific Railway Co.(Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	344
25	Canadian Pacific Railway Co.(Road & Rail)	7.25	5/15/19	28
125	Deutsche Telekom International Finance(Diversified Financial Services) (d)	8.75	6/15/30	183
90	HSBC Holdings PLC(Banks)	4.00	3/30/22	94
330	HSBC Holdings PLC(Banks)	5.10	4/5/21	359
120	HSBC Holdings PLC(Banks)	6.80	6/1/38	154
105	Iberdrola International BV(Electric Utilities)	5.81	3/15/25	116
210	Iberdrola International BV(Electric Utilities)	6.75	7/15/36	263
160	LyondellBasell Industries NV(Chemicals)	4.00	7/15/23	167
10	LyondellBasell Industries NV(Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	9
341	LyondellBasell Industries NV(Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	360
200	Petroleos Mexicanos(Diversified Financial Services)	5.75	3/1/18	206
175	Petroleos Mexicanos(Oil, Gas & Consumable Fuels)	6.63	6/15/35	181
28	Rio Tinto Finance USA PLC(Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	29
25	Royal Bank of Canada(Banks)	2.20	9/23/19	25
325	Shell International Finance BV(Oil, Gas & Consumable Fuels)	6.38	12/15/38	420
200	Statoil ASA(Oil, Gas & Consumable Fuels)	3.25	11/10/24	202
100	Statoil ASA(Oil, Gas & Consumable Fuels)	5.10	8/17/40	114
180	Statoil ASA(Oil, Gas & Consumable Fuels)	7.75	6/15/23	228
120	Telefonica Emisiones SAU(Diversified Telecommunication Services)	7.05	6/20/36	148
120	TransCanada PipeLines Ltd.(Oil, Gas & Consumable Fuels)	6.10	6/1/40	147
70	Vodafone Group PLC(Wireless Telecommunication Services)	6.15	2/27/37	80

	Total Yankee Dollars			4,995

	Time Deposit — 0.00%
4	State Street Liquidity Management Control System Eurodollar Time Deposit	0.02	4/3/17	4

	Total Time Deposit			4

	Mutual Funds — 7.84%
501	SSgA U.S. Government Money Market Fund (e)	0.55		501
6,494	State Street Institutional Treasury Plus Money Market Fund (e)	0.52		6,494

	Total Mutual Funds			6,995

	Total Investments Before TBA Sale Commitments (cost $89,975) — 100.57%			89,772
	TBA Sale Commitments (f) — (0.71)%
$(65)	Fannie Mae, 15 YR TBA	4.50	4/25/32	(67)
(50)	Fannie Mae, 15 YR TBA	3.50	4/25/32	(52)
(50)	Fannie Mae, 30 YR TBA	4.50	4/25/47	(54)
(25)	Freddie Mac, Gold 15 YR TBA	3.50	4/15/32	(26)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	4/15/32	(51)
(75)	Freddie Mac, Gold 30 YR TBA	5.00	4/15/47	(82)
(75)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/47	(80)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	4/15/47	(111)
(25)	Government National Mortgage Association, 30 YR TBA	5.50	4/15/47	(28)
(75)	Government National Mortgage Association, 30 YR TBA	4.50	4/15/47	(80)

	Total TBA Sale Commitments			(631)

	Other assets in excess of liabilities — 0.14%			129

	Net Assets — 100.00%			$89,270

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2017.

(b)	Zero Coupon Security. Effective rate shown is as of March 31, 2017.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2017.

(e)	The rate disclosed is the rate in effect on March 31, 2017.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.32%	—	0.32%
Collateralized Mortgage Obligations	—	1.12%	—	1.12%
U.S. Government Agency Mortgages	—	19.88%	—	19.88%
U.S. Government Agency Securities	—	1.66%	—	1.66%
Corporate Bonds	31.15%	—	—	31.15%
U.S. Treasury Obligations	—	33.00%	—	33.00%
Yankee Dollars	5.54%	0.06%	—	5.60%
Time Deposit	—	0.00%	—	0.00%
Mutual Funds	0.57%	2.39%	4.88%	7.84%
TBA Sale Commitments	—	-0.71%	—	-0.71%
Other Assets (Liabilities)	0.56%	-1.12%	0.70%	0.14%

Total Net Assets	37.82%	56.60%	5.58%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate%	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 17.76%
$6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (a)(b)(c)	9.39	12/15/19	$5,866
5,687	Bank of America Merrill Lynch Large, Series 2016-GG10, Class AJA (a)(c)	5.95	8/10/45	3,981
4,500	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)(c)	6.24	12/22/18	4,522
3,500	CGBAM Commercial Mortgage Trust, Series 2016-IMC, Class E (a)(c)	8.31	11/15/21	3,585
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (c)	3.00	2/10/48	2,184
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)(c)	3.21	7/10/47	961
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)(c)	4.15	4/10/48	762
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)(c)	4.15	4/10/48	1,574
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (c)	3.00	12/10/47	3,607
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)(c)	3.13	8/10/48	1,945
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (c)	3.25	7/10/48	2,981
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)(c)	4.35	3/10/46	1,850
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)(c)	4.55	8/10/48	869
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)(c)	4.55	8/10/48	2,385
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(c)	5.08	10/10/46	328
1,410	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)(c)	12.73	10/25/28	1,771
6,338	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)(c)	13.23	9/25/28	8,196
4,000	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)(c)	2.23	7/6/20	3,920
3,000	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87	9/15/40	2,857
2,500	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class D (c)	4.39	11/1/49	1,783
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (c)	3.75	8/10/44	1,149
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ (a)	5.68	12/10/49	1,619
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(c)	4.76	8/10/46	457
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, Callable 10/15/24 @ 100.00 (a)(c)	3.36	9/15/47	451
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)(c)	4.62	8/15/48	2,834
6,860	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00 (a)	5.50	1/15/49	2,332
3,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ, Callable 6/4/17 @ 100.00 (a)	5.83	2/12/49	2,412
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)(c)	7.81	9/15/28	3,880
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (c)	3.01	3/15/48	705
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F, Callable 9/11/25 @ 100.00 (a)(c)	4.53	10/15/28	994
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (a)(c)	4.53	10/15/28	2,664
3,284	Multifamily Trust, Series 2016-1, Class B (a)	12.19	4/25/46	3,564
16,480	Seasoned Credit Risk Transfer, Series 16-1, Class B, Callable 4/25/48 @ 100.00 (c)	—	9/25/55	515
162,772	Seasoned Credit Risk Transfer, Series 16-1, Class XSIO, Callable 4/25/48 @ 100.00 (a)(c)	0.07	9/25/55	738
38,740	Seasoned Credit Risk Transfer, Series 16-1, Class BIO, Callable 4/25/48 @ 100.00 (a)(c)	0.79	9/25/55	1,534
14,996	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00 (a)	10.33	4/25/28	17,443
4,499	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00 (a)	10.98	7/25/28	5,360
4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(c)	4.89	5/10/63	3,120
8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(c)	4.89	5/10/63	3,738
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (c)	3.00	5/15/48	2,521

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (c)	3.50	7/15/46	$363
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00 (a)(c)	4.61	11/15/48	2,664
	Total Collateralized Mortgage Obligations			116,984
	U.S. Government Agency Mortgages — 0.87%
1,500	Fannie Mae, Series 16-C06, Class 1B, Callable 10/25/26 @ 100.00 (a)(c)	10.23	4/25/29	1,661
3,500	Fannie Mae, Series 16-C04, Class 1B, Callable 7/25/26 @ 100.00 (a)(c)	11.23	1/25/29	4,062
	Total U.S. Government Agency Mortgages			5,723
	Corporate Bonds — 52.90%
1,175	Acadia Healthcare Co., Inc.(Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,187
946	Acadia Healthcare Co., Inc.(Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50	3/1/24	996
709	ACCO Brands Corp.(Commercial Services & Supplies), Callable 12/15/19 @ 103.94	5.25	12/15/24	713
1,015	AdvancePierre Foods Holdings, Inc.(Food Products), Callable 12/15/19 @ 104.13 (c)	5.50	12/15/24	1,026
2,615	AES Corp.(Independent Power & Renewable Electricity Producers), Callable 5/15/18 @ 102.44	4.88	5/15/23	2,603
2,950	Albertsons Cos. LLC/ Safeway(Food & Staples Retailing), Callable 9/15/19 @ 104.31 (c)	5.75	3/15/25	2,862
987	Alcoa, Inc.(Aerospace & Defense), Callable 7/1/24 @ 100.00	5.13	10/1/24	1,020
282	Alcoa, Inc.(Aerospace & Defense)	5.87	2/23/22	304
916	Allegion US Holding Co., Inc.(Building Products), Callable 5/8/17 @ 104.31	5.75	10/1/21	956
111	Ally Financial, Inc.(Consumer Finance), Callable 10/20/25 @ 100.00	5.75	11/20/25	114
192	Ally Financial, Inc.(Consumer Finance)	7.50	9/15/20	216
2,029	Ally Financial, Inc.(Consumer Finance)	8.00	11/1/31	2,408
618	Ally Financial, Inc.(Consumer Finance)	8.00	3/15/20	694
968	Altice US Finance I Corp.(Media), Callable 7/15/18 @ 104.03 (c)	5.38	7/15/23	1,003
1,141	Altice US Finance I Corp.(Media), Callable 5/15/21 @ 102.75 (c)	5.50	5/15/26	1,172
1,312	AMC Entertainment Holdings, Inc.(Media), Callable 11/15/21 @ 102.94 (c)	5.88	11/15/26	1,327
477	AMC Entertainment, Inc.(Media), Callable 6/15/20 @ 102.88	5.75	6/15/25	489
785	AMC Networks, Inc.(Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	786
1,817	American Airlines Pass-Through Trust, Series 2013-2, Class B(Airlines)	5.60	7/15/20	1,878
653	American Airlines Pass-Through Trust, Class B(Airlines)	5.63	1/15/21	677
478	American Builders & Contractors Supply Co., Inc.(Trading Companies & Distributors), Callable 12/15/18 @ 104.31 (c)	5.75	12/15/23	497
2,211	Amsted Industries, Inc.(Machinery), Callable 3/15/18 @ 102.50 (c)	5.00	3/15/22	2,222
285	Amsted Industries, Inc.(Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	286
1,365	Anixter International, Inc.(Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,420
387	Anixter International, Inc.(Electronic Equipment, Instruments & Components)	5.50	3/1/23	402
702	ARC Properties Operating Partnership, LP(Equity Real Estate Investment Trusts), Callable 11/6/23 @ 100.00	4.60	2/6/24	723
2,156	Avis Budget Car/Finance(Road & Rail), Callable 4/1/18 @ 102.75 ^	5.50	4/1/23	2,097
373	B&G Foods, Inc.(Food Products), Callable 4/1/20 @ 103.94	5.25	4/1/25	376
1,951	Bank of America Corp.(Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (a)(d)	6.10	12/29/49	2,067
1,682	Belo Corp.(Media)	7.25	9/15/27	1,783
578	Block Communications, Inc.(Media), Callable 2/15/20 @ 103.44 (c)	6.88	2/15/25	613
1,421	Blue Cube Spinco, Inc.(Chemicals), Callable 10/15/20 @ 102.44	9.75	10/15/23	1,702
2,115	Blue Racer Mid LLC/Blue Racer Mid Finance(Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.59 (c)	6.13	11/15/22	2,141
2,112	Brinker International IN(Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (c)	5.00	10/1/24	2,086
1,126	Brinker International, Inc.(Hotels, Restaurants & Leisure)	3.88	5/15/23	1,065

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$861	Building Materials Corp. of America(Building Products), Callable 11/15/19 @ 102.69 (c)	5.38	11/15/24	$872
565	Cable One, Inc.(Media), Callable 6/15/18 @ 102.88 (c)	5.75	6/15/22	588
2,858	Cablevision Systems Corp.(Media)	5.88	9/15/22	2,882
135	Cablevision Systems Corp.(Media)	8.00	4/15/20	150
190	Calatlantic Group, Inc.(Household Durables), Callable 5/15/24 @ 100.00	5.88	11/15/24	200
1,875	Cardtronics, Inc.(IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	1,898
572	Cardtronics, Inc.(IT Services), Callable 5/1/20 @ 104.13 (c)	5.50	5/1/25	579
3,161	Care Capital Properties WI(Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13	8/15/26	3,155
2,281	CCO Holdings LLC/Capital Corp.(Media), Callable 5/1/22 @ 102.56 (c)	5.13	5/1/27	2,297
970	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 5/1/18 @ 103.84 (c)	5.13	5/1/23	999
1,010	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	1,061
777	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	808
298	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 4/1/19 @ 104.41	5.88	4/1/24	314
1,605	CDW LLC /CDW Finance(Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50	12/1/24	1,680
582	CDW LLC/CDW Finance(Electronic Equipment, Instruments & Components), Callable 3/1/18 @ 103.75	5.00	9/1/23	589
145	CDW LLC/CDW Finance(Electronic Equipment, Instruments & Components)	6.00	8/15/22	154
1,858	Centene Corp.(Health Care Providers & Services), Callable 1/15/20 @ 103.56	4.75	1/15/25	1,868
1,087	Centene Corp.(Health Care Providers & Services), Callable 2/15/18 @ 102.81	5.63	2/15/21	1,138
939	CenturyLink, Inc.(Diversified Telecommunication Services)	5.63	4/1/20	984
3,239	CenturyLink, Inc., Series T(Diversified Telecommunication Services)	5.80	3/15/22	3,338
189	CenturyLink, Inc.(Diversified Telecommunication Services)	6.45	6/15/21	201
2,450	Cequel Communications Holdings I LLC/Cequel Capital Corp.(Media), Callable 5/8/17 @ 103.19 (c)	6.38	9/15/20	2,520
1,970	CF Industries, Inc.(Chemicals)	3.45	6/1/23	1,862
925	Cheniere Corp. Christi HD(Oil, Gas & Consumable Fuels) (c)	5.88	3/31/25	964
300	Cheniere Corp. Christi HD(Oil, Gas & Consumable Fuels) (c)	7.00	6/30/24	330
2,466	CHS/Community Health Systems, Inc.(Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	2,515
1,918	CHS/Community Health Systems, Inc.(Health Care Providers & Services), Callable 5/8/17 @ 103.56	7.13	7/15/20	1,757
1,995	Citigroup, Inc.(Banks), Callable 11/15/20 @ 100.00 (a)	6.13	12/29/49	2,105
121	Clean Harbors, Inc.(Commercial Services & Supplies), Callable 5/8/17 @ 102.56	5.13	6/1/21	123
1,096	Commercial Metals Co.(Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,118
1,268	Commscope Tech LLC(Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	1,266
350	Commscope, Inc.(Communications Equipment), Callable 6/15/19 @ 102.75 (c)	5.50	6/15/24	362
1,734	Continental Resources, Inc.(Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 100.00	4.50	4/15/23	1,691
278	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 1/1/20 @ 100.00	4.13	4/1/20	284
261	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	261
659	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	680
2,146	Cott Beverages, Inc.(Beverages), Callable 7/1/17 @ 104.03	5.38	7/1/22	2,189
45	Credit Acceptance Corp.(Consumer Finance), Callable 5/8/17 @ 103.06	6.13	2/15/21	45
1,705	Credit Acceptance Corp.(Consumer Finance), Callable 3/15/18 @ 105.53	7.38	3/15/23	1,714
1,312	CSC Holdings LLC(Media)	5.25	6/1/24	1,307
600	CSC Holdings LLC(Media)	6.75	11/15/21	651

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,546	CTR Partnership, LP/CareTrust Capital Corp.(Equity Real Estate Investment Trusts), Callable 6/1/17 @ 102.94	5.88	6/1/21	$1,585
1,603	CVR Partners/CVR Nitroge(Chemicals), Callable 6/15/19 @ 104.63 (c)	9.25	6/15/23	1,645
477	Cyrusone, LP/Cyrusone Finance(Equity Real Estate Investment Trusts), Callable 3/15/20 @ 102.50 (c)	5.00	3/15/24	490
477	Cyrusone, LP/Cyrusone Finance(Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	482
1,081	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 4/15/23 @ 100.00 (c)	5.45	6/15/23	1,166
309	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 6/15/18 @ 102.94 (c)	5.88	6/15/21	325
2,273	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (c)	7.13	6/15/24	2,513
1,912	Diebold Nixdorf, Inc.(Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38	8.50	4/15/24	2,113
2,091	DISH DBS Corp.(Media)	5.13	5/1/20	2,180
1,163	DISH DBS Corp.(Media)	5.88	7/15/22	1,222
878	DISH DBS Corp.(Media)	6.75	6/1/21	948
508	Dollar Tree, Inc.(Multiline Retail), Callable 3/1/18 @ 104.31	5.75	3/1/23	541
580	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 6/1/18 @ 102.94	5.88	6/1/23	531
47	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 5/8/17 @ 103.38	6.75	11/1/19	48
793	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 1/15/20 @ 104.00 (c)	8.00	1/15/25	759
661	Eagle Materials, Inc.(Construction Materials), Callable 8/1/21 @ 102.25	4.50	8/1/26	658
1,419	EMC Corp.(Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00 ^	3.38	6/1/23	1,355
355	Envision Healthcare Corp.(Health Care Providers & Services), Callable 7/1/17 @ 103.84 (c)	5.13	7/1/22	361
1,101	Envision Healthcare Corp.(Health Care Providers & Services), Callable 7/15/17 @ 104.22	5.63	7/15/22	1,129
1,925	Equinix, Inc.(Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.69	5.38	4/1/23	2,003
601	Equinix, Inc.(Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38	5/15/27	621
1,318	ESH Hospitality, Inc.(Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (c)	5.25	5/1/25	1,329
1,146	Exterran NRG Solutions(Energy Equipment & Services), Callable 5/1/20 @ 106.09	8.13	5/1/25	1,169
1,160	Exterran Partners, LP(Energy Equipment & Services), Callable 5/8/17 @ 103.00	6.00	4/1/21	1,151
2,248	First Cash Financial Services, Inc.(Consumer Finance), Callable 5/8/17 @ 105.06	6.75	4/1/21	2,343
2,342	First Data Corp.(IT Services), Callable 1/15/19 @ 102.50 (c)	5.00	1/15/24	2,384
1,101	First Data Corp.(IT Services), Callable 8/15/18 @ 102.69 (c)	5.38	8/15/23	1,146
592	First Data Corp.(IT Services), Callable 12/1/18 @ 103.50	7.00	12/1/23	635
3,118	Freeport-McMoRan, Inc.(Metals & Mining), Callable 2/1/18 @ 103.38 (c)	6.75	2/1/22	3,195
1,764	Frontier Communications Corp.(Diversified Telecommunication Services), Callable 6/15/21 @ 100.00 ^	6.25	9/15/21	1,641
696	Frontier Communications Corp.(Diversified Telecommunication Services)	7.13	1/15/23	611
4,302	Frontier Communications Corp.(Diversified Telecommunication Services)	8.50	4/15/20	4,539
1,065	Frontier Communications Corp.(Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50	9/15/22	1,078
318	Gannett Co., Inc.(Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	323
163	GCI, Inc.(Diversified Telecommunication Services), Callable 5/8/17 @ 103.38	6.75	6/1/21	167
966	General Motors Financial Co.(Consumer Finance)	4.25	5/15/23	997
2,676	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 5/8/17 @ 102.88	5.75	2/15/21	2,709
371	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	373

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$778	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	$802
2,351	GenOn Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 5/8/17 @ 103.29 ^	9.88	10/15/20	1,534
210	Geo Group, Inc. (The)(Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.56	5.13	4/1/23	208
137	Geo Group, Inc. (The)(Equity Real Estate Investment Trusts), Callable 10/15/19 @ 102.94	5.88	10/15/24	140
610	GLP Capital, LP(Equity Real Estate Investment Trusts), Callable 8/1/23 @ 100.00	5.38	11/1/23	647
1,927	GLP Capital, LP(Equity Real Estate Investment Trusts)	5.38	4/15/26	1,990
1,102	GMAC, Inc.(Consumer Finance)	8.00	11/1/31	1,317
1,855	Goldman Sachs Group, Inc., Series M(Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (a)(d)	5.38	12/31/49	1,897
800	Graphic Packaging International(Containers & Packaging), Callable 5/15/24 @ 100.00	4.13	8/15/24	793
2,075	Gray Television, Inc.(Media), Callable 10/15/19 @ 103.84 (c)	5.13	10/15/24	2,049
2,767	Gulfport Energy Corp.(Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78 (c)	6.38	5/15/25	2,715
1,304	Hanesbrands, Inc.(Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (c)	4.63	5/15/24	1,286
3,177	HCA Holdings, Inc.(Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	3,355
1,768	HCA, Inc.(Health Care Providers & Services)	5.38	2/1/25	1,839
2,417	HCA, Inc.(Health Care Providers & Services)	5.88	3/15/22	2,659
601	HCA, Inc.(Health Care Providers & Services)	5.88	5/1/23	649
2,113	HEALTHSOUTH Corp.(Health Care Providers & Services), Callable 11/1/17 @ 102.88	5.75	11/1/24	2,129
1,077	Hilcorp Energy Corp.(Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50	5.00	12/1/24	1,010
1,239	Hilcorp Energy Corp.(Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (c)	5.75	10/1/25	1,196
1,875	Hilton Domestic Operating(Hotels, Restaurants & Leisure), Callable 9/1/19 @ 102.13 (c)	4.25	9/1/24	1,852
316	Holly Energy Partners, LP(Oil, Gas & Consumable Fuels), Callable 8/1/19 @ 104.50 (c)	6.00	8/1/24	331
1,023	HollyFrontier Corp.(Oil, Gas & Consumable Fuels), Callable 1/1/26 @ 100.00	5.88	4/1/26	1,086
167	Hughes Satellite Systems Corp.(Communications Equipment)	6.50	6/15/19	181
859	Hughes Satellite Systems Corp.(Communications Equipment)	7.63	6/15/21	947
737	Huntington Ingalls Industries, Inc.(Aerospace & Defense), Callable 11/15/20 @ 102.50 (c)	5.00	11/15/25	770
940	Ingles Markets, Inc.(Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	947
851	J.B. Poindexter & Co., Inc.(Machinery), Callable 4/1/18 @ 103.00	9.00	4/1/22	891
378	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 6/15/20 @ 102.88 (c)	5.75	6/15/25	382
1,093	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 7/15/19 @ 102.94 (c)	5.88	7/15/24	1,126
359	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 5/8/17 @ 103.63 (c)	7.25	6/1/21	369
393	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 5/8/17 @ 103.63 (c)	7.25	6/1/21	404
1,053	JC Penney Corp., Inc.(Multiline Retail), Callable 7/1/19 @ 102.94	5.88	7/1/23	1,053
1,855	JPMorgan Chase & Co.(Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (a)(d)	5.30	12/31/49	1,922
211	Kaiser Aluminum Corp.(Metals & Mining), Callable 5/15/19 @ 104.41	5.88	5/15/24	220
1,266	KFC HLD/Pizza Hut/Taco(Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (c)	5.00	6/1/24	1,293
219	KFC HLD/Pizza Hut/Taco(Hotels, Restaurants & Leisure), Callable 6/1/21 @ 102.63 (c)	5.25	6/1/26	223
1,082	Kindred Healthcare, Inc.(Health Care Providers & Services), Callable 1/15/18 @ 106.56 ^	8.75	1/15/23	1,085
1,340	KLX, Inc.(Aerospace & Defense), Callable 12/1/17 @ 104.41 (c)	5.88	12/1/22	1,382
563	Koppers, Inc.(Chemicals), Callable 2/15/20 @ 104.50	6.00	2/15/25	581

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$971	Kraton Polymers LLC/Capital(Chemicals), Callable 4/15/20 @ 105.25 (c)	7.00	4/15/25	$983
872	Lennar Corp.(Household Durables), Callable 10/15/21 @ 100.00	4.13	1/15/22	880
495	Lennar Corp.(Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	496
400	Lennar Corp.(Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	409
1,050	Level 3 Financing, Inc.(Diversified Telecommunication Services), Callable 3/15/21 @ 102.63	5.25	3/15/26	1,057
1,000	LifePoint Health, Inc.(Health Care Providers & Services), Callable 5/1/19 @ 104.03 (c)	5.38	5/1/24	1,017
213	LifePoint Hospitals, Inc.(Health Care Providers & Services), Callable 5/8/17 @ 104.13	5.50	12/1/21	221
1,510	Limited Brands, Inc.(Specialty Retail)	5.63	2/15/22	1,584
169	Lin Television Corp.(Media), Callable 11/15/17 @ 104.41	5.88	11/15/22	175
597	Live Nation Entertainment, Inc.(Media), Callable 11/1/19 @ 103.66 (c)	4.88	11/1/24	597
49	LKQ Corp.(Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	49
3,593	Lockheed Martin Corp.(Aerospace & Defense) (c)	7.65	9/15/20	3,562
1,500	Louisiana-Pacific Corp.(Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88	9/15/24	1,508
1,254	LSC Communications, Inc.(Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (c)	8.75	10/15/23	1,288
1,006	M/I Homes, Inc.(Household Durables), Callable 1/15/18 @ 103.38	6.75	1/15/21	1,053
211	Match Group, Inc.(Internet Software & Services), Callable 6/1/19 @ 104.78	6.38	6/1/24	228
1,080	Meritage Homes Corp.(Household Durables)	7.15	4/15/20	1,181
1,933	MetLife, Inc., Series C(Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (a)(d)	5.25	12/31/49	1,994
707	MGM Growth / MGM Finance(Hotels, Restaurants & Leisure), Callable 2/1/24 @ 100.00	5.63	5/1/24	746
2,900	MGM Resorts International(Hotels, Restaurants & Leisure)	6.00	3/15/23	3,120
116	MidContinent Express Pipeline LLC(Oil, Gas & Consumable Fuels)	6.70	9/15/19	123
206	Moog, Inc.(Aerospace & Defense), Callable 12/1/17 @ 103.94 (c)	5.25	12/1/22	211
1,425	Multi-Color Corp.(Commercial Services & Supplies), Callable 12/1/17 @ 104.59 (c)	6.13	12/1/22	1,486
1,812	Nabors Industries, Inc.(Energy Equipment & Services)	4.63	9/15/21	1,828
578	NCR Corp.(Technology Hardware, Storage & Peripherals), Callable 5/8/17 @ 102.31	4.63	2/15/21	591
2,146	NCR Corp.(Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	2,237
2,285	Neptune Finance Corp.(Media), Callable 1/15/19 @ 107.59 (c)	10.13	1/15/23	2,651
543	Netflix, Inc.(Internet & Direct Marketing Retail)	5.75	3/1/24	580
1,611	Netflix, Inc.(Internet & Direct Marketing Retail)	5.88	2/15/25	1,732
949	New Amethyst Corp.(Health Care Providers & Services), Callable 12/1/19 @ 104.69 (c)	6.25	12/1/24	996
1,153	Newfield Exploration Co.(Oil, Gas & Consumable Fuels)	5.63	7/1/24	1,215
1,139	Nexstar Broadcasting Group, Inc.(Media), Callable 2/15/18 @ 103.06 (c)	6.13	2/15/22	1,185
1,069	Nexstar Escrow Corp.(Media), Callable 8/1/19 @ 104.22 (c)	5.63	8/1/24	1,085
1,110	NGL Energy Partners, LP/Finance Co.(Oil, Gas & Consumable Fuels), Callable 3/1/20 @ 104.59	6.13	3/1/25	1,077
2,485	NGL Energy Partners, LP/Finance Co.(Oil, Gas & Consumable Fuels), Callable 5/8/17 @ 105.16	6.88	10/15/21	2,535
660	NGL Energy Partners, LP/Finance Co.(Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75 (c)	7.50	11/1/23	681
1,122	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 7/15/18 @ 103.13	6.25	7/15/22	1,147
1,434	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 9/15/17 @ 103.31	6.63	3/15/23	1,467
1,626	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 7/15/21 @ 103.31 (c)	6.63	1/15/27	1,622
362	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 5/8/17 @ 103.94	7.88	5/15/21	372
1,186	NuStar Logistics, LP(Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,200
286	NuStar Logistics, LP(Oil, Gas & Consumable Fuels)	6.75	2/1/21	303
1,972	OneMain Financial Holdings, Inc.(Consumer Finance), Callable 12/15/17 @ 103.63 (c)	7.25	12/15/21	2,065
1,909	Orbital ATK, Inc.(Aerospace & Defense), Callable 5/8/17 @ 103.94	5.25	10/1/21	1,973

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$453	Owens-Brockway Glass Container, Inc.(Containers & Packaging)	5.88	8/15/23	$479
306	Parsley Energy LLC/Finance Corp.(Oil, Gas & Consumable Fuels), Callable 8/15/20 @ 103.94 (c)	5.25	8/15/25	309
1,032	PDC Energy, Inc.(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59 (c)	6.13	9/15/24	1,058
1,205	Peabody Finance Corp.(Oil, Gas & Consumable Fuels), Callable 3/31/19 @ 103.00 (c)	6.00	3/31/22	1,199
1,223	Peabody Finance Corp.(Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 104.78 (c)	6.38	3/31/25	1,211
2,463	Penske Automotive Group(Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	2,469
1,798	PolyOne Corp.(Chemicals)	5.25	3/15/23	1,811
1,905	Post Holdings, Inc.(Food Products), Callable 8/15/21 @ 102.50 (c)	5.00	8/15/26	1,824
1,205	Post Holdings, Inc.(Food Products), Callable 3/1/20 @ 104.13	5.50	3/1/25	1,202
561	Post Holdings, Inc.(Food Products), Callable 9/15/18 @ 105.81 (c)	7.75	3/15/24	619
948	PulteGroup, Inc.(Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	981
1,076	QEP Resources, Inc.(Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	1,060
1,570	QEP Resources, Inc.(Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,644
885	Quad Graphics, Inc.(Commercial Services & Supplies)	7.00	5/1/22	885
1,916	Quicken Loans, Inc.(Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (c)	5.75	5/1/25	1,882
684	Quintiles IMS, Inc.(Health Care Technology), Callable 10/15/21 @ 102.50 (c)	5.00	10/15/26	687
143	Quintiles Transnational(Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (c)	4.88	5/15/23	145
2,744	Range Resources Corp.(Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	2,718
895	Range Resources Corp.(Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	917
946	Rose Rock Midstream, LP(Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	935
1,748	Rose Rock Midstream, LP(Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,713
1,005	Sabine Pass Liquefaction LLC(Oil, Gas & Consumable Fuels), Callable 9/15/26 @ 100.00 (c)	5.00	3/15/27	1,050
1,907	Sabine Pass Liquefaction LLC(Oil, Gas & Consumable Fuels), Callable 12/1/24 @ 100.00	5.63	3/1/25	2,067
614	Sabre Holdings Corp.(IT Services), Callable 11/15/18 @ 103.94 (c)	5.25	11/15/23	628
1,146	Sabre Holdings Corp.(IT Services), Callable 4/15/18 @ 104.03 (c)	5.38	4/15/23	1,172
814	Scotts Miracle-GRO Co.(Chemicals), Callable 12/15/21 @ 102.63 (c)	5.25	12/15/26	824
2,065	Select Medical Corp.(Health Care Providers & Services), Callable 5/8/17 @ 104.78	6.38	6/1/21	2,086
1,289	SemGroup Corp.(Oil, Gas & Consumable Fuels), Callable 3/15/20 @ 103.19	6.38	3/15/25	1,266
1,023	Service Corp. International(Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,064
431	Service Corp. International(Diversified Consumer Services)	8.00	11/15/21	502
1,791	Service Master Co. LLC(Diversified Consumer Services), Callable 11/15/19 @ 103.84 (c)	5.13	11/15/24	1,836
1,236	SESI LLC(Diversified Financial Services), Callable 5/8/17 @ 103.56	7.13	12/15/21	1,251
802	Sinclair Television Group, Inc.(Media), Callable 5/8/17 @ 102.69	5.38	4/1/21	820
184	Sinclair Television Group, Inc.(Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	193
819	Sirius XM Radio, Inc.(Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	838
592	Sirius XM Radio, Inc.(Media), Callable 7/15/21 @ 102.69	5.38	7/15/26	605
542	Sirius XM Radio, Inc.(Media), Callable 7/15/19 @ 103.00 (c)	6.00	7/15/24	581
1,853	SLM Corp.(Consumer Finance)	5.50	1/15/19	1,920
1,109	Sonic Automotive, Inc.(Specialty Retail), Callable 3/15/22 @ 103.06 (c)	6.13	3/15/27	1,110
3,386	Southwestern Energy Co.(Oil, Gas & Consumable Fuels), Callable 12/15/21 @ 100.00	4.10	3/15/22	3,158
889	Southwestern Energy Co.(Oil, Gas & Consumable Fuels), Callable 12/23/19 @ 100.00 (a)	5.80	1/23/20	897
1,953	Sprint Capital Corp.(Wireless Telecommunication Services)	6.88	11/15/28	2,063
2,986	Sprint Corp.(Wireless Telecommunication Services)	7.13	6/15/24	3,188

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate%	Maturity Date	Value (000)
	Corporate Bonds (continued)
$487	Sprint Corp.(Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	$532
1,079	Sprint Nextel Corp.(Wireless Telecommunication Services)	6.00	11/15/22	1,103
595	Sprint Nextel Corp.(Wireless Telecommunication Services)	11.50	11/15/21	747
430	Steel Dynamics, Inc.(Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	435
217	Steel Dynamics, Inc.(Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	224
356	Steel Dynamics, Inc.(Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	367
773	Steel Dynamics, Inc.(Metals & Mining), Callable 8/15/17 @ 103.19	6.38	8/15/22	805
699	Suburban Propane Partners(Gas Utilities), Callable 3/1/22 @ 102.94	5.88	3/1/27	689
1,757	Summit Midstream Holdings, LLC(Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 104.31	5.75	4/15/25	1,748
578	Symantec Corp.(Software), Callable 4/15/20 @ 102.50 (c)	5.00	4/15/25	591
696	Targa Resources Partners, LP(Oil, Gas & Consumable Fuels), Callable 5/8/17 @ 103.19	6.38	8/1/22	718
261	Teleflex, Inc.(Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	262
2,415	Tenet Healthcare Corp.(Health Care Providers & Services)	4.50	4/1/21	2,415
206	Tenet Healthcare Corp.(Health Care Providers & Services)	4.75	6/1/20	210
3,007	Tenet Healthcare Corp.(Health Care Providers & Services)	6.00	10/1/20	3,180
584	Tenet Healthcare Corp.(Health Care Providers & Services), Callable 1/1/19 @ 103.75 (c)	7.50	1/1/22	631
870	Tenneco, Inc.(Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	852
1,167	Tesoro Logistics, LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 5/8/17 @ 102.94	5.88	10/1/20	1,199
92	Tesoro Logistics, LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13	6.25	10/15/22	97
2	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 5/8/17 @ 100.00 (a)	4.05	6/1/19	2
47	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	48
1,144	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	1,293
698	The Goodyear Tire & Rubber Co.(Auto Components)	8.75	8/15/20	824
780	The Men’s Wearhouse, Inc.(Specialty Retail), Callable 7/1/17 @ 105.25	7.00	7/1/22	692
966	The New Home Co., Inc.(Household Durables), Callable 10/1/19 @ 103.63	7.25	4/1/22	971
1,223	The Ryland Group, Inc.(Household Durables)	5.38	10/1/22	1,278
759	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	810
692	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	738
535	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	565
464	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	501
1,481	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,622
773	Toll Brothers Finance Corp.(Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	782
836	Toll Brothers Finance Corp.(Household Durables), Callable 11/15/21 @ 100.00	5.88	2/15/22	907
274	TreeHouse Foods, Inc.(Food Products), Callable 5/8/17 @ 103.66	4.88	3/15/22	280
1,542	TreeHouse Foods, Inc.(Food Products), Callable 2/15/19 @ 104.50	6.00	2/15/24	1,615
4,412	Unit Corp.(Energy Equipment & Services), Callable 5/8/17 @ 103.31	6.63	5/15/21	4,346
607	United Airlines Pass Through Trust, Class B(Airlines)	4.63	9/3/22	621
2,070	United Rentals North America, Inc.(Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	2,132
588	United Rentals North America, Inc.(Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	613
1,079	Universal Hospital Services, Inc.(Media), Callable 5/8/17 @ 103.81	7.63	8/15/20	1,074
1,079	Univision Communications, Inc.(Media), Callable 2/15/20 @ 102.56 (c)	5.13	2/15/25	1,061
279	Univision Communications, Inc.(Media), Callable 5/15/18 @ 102.56	5.13	5/15/23	278
714	Univision Communications, Inc.(Media), Callable 9/15/17 @ 103.38 (c)	6.75	9/15/22	749
2,674	URS Corp.(Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	2,694

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$378	US Foods, Inc.(Food & Staples Retailing), Callable 6/15/19 @ 102.94 (c)	5.88	6/15/24	$392
1,719	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 5/8/17 @ 103.19 ^(c)	6.38	10/15/20	1,555
220	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 5/8/17 @ 102.25	6.75	8/15/21	190
890	VEREIT Operating Partner(Equity Real Estate Investment Trusts), Callable 3/1/26 @ 100.00	4.88	6/1/26	927
2,153	ViaSat, Inc.(Communications Equipment), Callable 5/8/17 @ 103.44	6.88	6/15/20	2,201
320	Vista Outdoor, Inc.(Leisure Products), Callable 10/1/18 @ 104.41 ^	5.88	10/1/23	311
513	Western Digital Corp.(Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 103.69 (c)	7.38	4/1/23	562
1,409	Western Digital Corp.(Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 107.88	10.50	4/1/24	1,659
840	William Lyon Homes, Inc.(Household Durables), Callable 1/31/20 @ 102.94 (c)	5.88	1/31/25	848
1,002	Zayo Group LLC/Zayo Capital(Diversified Telecommunication Services), Callable 4/1/18 @ 104.50	6.00	4/1/23	1,058
1,642	ZF North America Capital, Inc.(Auto Components) (c)	4.50	4/29/22	1,709
1,306	ZF North America Capital, Inc.(Auto Components) (c)	4.75	4/29/25	1,352
	Total Corporate Bonds			348,577
	Yankee Dollars — 11.86%
947	Aircastle Ltd.(Trading Companies & Distributors)	5.50	2/15/22	1,016
1,587	Albea Beauty Holdings SA(Containers & Packaging), Callable 4/20/17 @ 104.19 (c)	8.38	11/1/19	1,658
1,039	Alcoa Nederland Holding(Metals & Mining), Callable 9/30/19 @ 105.06 (c)	6.75	9/30/24	1,114
1,036	Alcoa Nederland Holding(Metals & Mining), Callable 9/30/21 @ 103.50	7.00	9/30/26	1,127
3,845	Altice Financing SA(Media), Callable 2/15/18 @ 104.97 (c)	6.63	2/15/23	3,999
730	Altice Financing SA(Media), Callable 5/15/21 @ 103.75 (c)	7.50	5/15/26	776
1,477	Anglo American Capital(Metals & Mining) (c)	4.13	9/27/22	1,492
556	ArcelorMittal(Metals & Mining) (a)	6.25	8/5/20	599
1,022	ArcelorMittal(Metals & Mining)	7.25	2/25/22	1,162
543	Barry Callebaut Services NV(Food Products) (c)	5.50	6/15/23	583
649	Bombardier, Inc.(Aerospace & Defense), Callable 3/15/20 @ 103.75 (c)	7.50	3/15/25	667
456	Brookfield Residential Properties, Inc.(Household Durables), Callable 7/1/17 @ 104.59 (c)	6.13	7/1/22	470
440	Brookfield Residential Properties, Inc.(Household Durables), Callable 5/15/20 @ 103.19 (c)	6.38	5/15/25	453
216	Brookfield Residential Properties, Inc.(Household Durables), Callable 5/8/17 @ 103.25 (c)	6.50	12/15/20	223
277	Cascades, Inc.(Containers & Packaging), Callable 7/15/17 @ 104.13	5.50	7/15/22	276
1,392	Cascades, Inc.(Containers & Packaging), Callable 7/15/18 @ 104.31 (c)	5.75	7/15/23	1,392
1,942	Cimpress NV(Internet Software & Services), Callable 4/1/18 @ 105.25 (c)	7.00	4/1/22	2,010
1,879	CNH Industrial NV(Machinery)	4.50	8/15/23	1,905
1,359	Cogeco Cable, Inc.(Media), Callable 5/8/17 @ 102.44 (c)	4.88	5/1/20	1,386
1,260	Cott Holdings, Inc.(Beverages), Callable 4/1/20 @ 104.13	5.50	4/1/25	1,282
1,014	Dana Financing Luxembourg Sarl(Auto Components), Callable 4/15/20 @ 104.31	5.75	4/15/25	1,023
96	FMG Resources (August 2006) Pty Ltd.(Metals & Mining), Callable 3/1/18 @ 109.75 (c)	9.75	3/1/22	110
683	Gibson Energy, Inc.(Oil, Gas & Consumable Fuels), Callable 5/8/17 @ 105.06 (c)	6.75	7/15/21	711
1,198	Grifols Worldwide Operations Ltd.(Pharmaceuticals), Callable 4/19/17 @ 103.94	5.25	4/1/22	1,244
1,402	Hudbay Minerals, Inc.(Metals & Mining), Callable 7/15/19 @ 103.63 (c)	7.25	1/15/23	1,486
2,033	IHS Markit, Ltd.(Professional Services), Callable 8/1/22 @ 100.00	5.00	11/1/22	2,130
674	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	554

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate%	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,046	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 5/8/17 @ 100.00 ^	7.25	4/1/19	$1,951
1,724	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 5/8/17 @ 102.50	7.50	4/1/21	1,554
2,814	Intergen NV(Multi-Utilities), Callable 6/30/18 @ 103.50 (c)	7.00	6/30/23	2,518
2,365	International Game Technology(Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (c)	6.25	2/15/22	2,525
1,456	Lundin Mining Corp.(Metals & Mining), Callable 11/1/17 @ 103.75 (c)	7.50	11/1/20	1,539
699	Lundin Mining Corp.(Metals & Mining), Callable 11/1/18 @ 103.94	7.88	11/1/22	765
1,174	Mallinckrodt International Finance(Pharmaceuticals)	4.75	4/15/23	995
615	Mallinckrodt International Finance SA(Pharmaceuticals), Callable 4/15/20 @ 102.75 (c)	5.50	4/15/25	566
2,448	MDC Partners, Inc.(Media), Callable 5/1/19 @ 104.88 (c)	6.50	5/1/24	2,334
1,647	MEG Energy Corp.(Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (c)	6.38	1/30/23	1,470
1,197	NCL Corp. Ltd.(Hotels, Restaurants & Leisure), Callable 11/15/17 @ 102.31 (c)	4.63	11/15/20	1,222
2,168	NCL Corp. Ltd.(Hotels, Restaurants & Leisure), Callable 12/15/18 @ 102.38 (c)	4.75	12/15/21	2,200
921	Nova Chemicals Corp.(Chemicals), Callable 8/1/18 @ 102.63 (c)	5.25	8/1/23	942
1,536	Numericable - SFR SAS(Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (c)	6.25	5/15/24	1,546
1,043	Numericable - SFR SAS(Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (c)	7.38	5/1/26	1,074
748	NXP BV/NXP Funding LLC(Semiconductors & Semiconductor Equipment) (c)	4.13	6/1/21	776
900	NXP BV/NXP Funding LLC(Semiconductors & Semiconductor Equipment) (c)	4.63	6/1/23	953
1,795	Open Text Corp.(Software), Callable 6/1/21 @ 102.94 (c)	5.88	6/1/26	1,880
1,652	Precision Drilling Corp.(Energy Equipment & Services), Callable 5/15/19 @ 102.63	5.25	11/15/24	1,561
497	Precision Drilling Corp.(Energy Equipment & Services), Callable 5/8/17 @ 103.25	6.50	12/15/21	496
341	Precision Drilling Corp.(Energy Equipment & Services), Callable 12/15/19 @ 103.88 (c)	7.75	12/15/23	359
1,907	Quebecor Media, Inc.(Media)	5.75	1/15/23	1,988
1,182	Sensata Technologies BV(Electrical Equipment) (c)	5.00	10/1/25	1,191
1,503	SFR Group SA(Diversified Telecommunication Services), Callable 5/15/17 @ 104.50 (c)	6.00	5/15/22	1,557
1,458	SoftBank Corp.(Wireless Telecommunication Services)	4.50	4/15/20	1,500
773	Teekay Corp.(Oil, Gas & Consumable Fuels)	8.50	1/15/20	765
2,083	Transocean Phoenix 2 Ltd.(Energy Equipment & Services), Callable 10/15/20 @ 103.88 (c)	7.75	10/15/24	2,240
1,358	Tullow Oil PLC(Oil, Gas & Consumable Fuels), Callable 4/18/17 @ 103.00 (c)	6.00	11/1/20	1,310
1,328	Tullow Oil PLC(Oil, Gas & Consumable Fuels), Callable 5/8/17 @ 104.69 (c)	6.25	4/15/22	1,242
874	UPCB Finance IV Ltd.(Diversified Telecommunication Services), Callable 1/15/20 @ 102.69 (c)	5.38	1/15/25	879
589	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 3/1/18 @ 102.75 (c)	5.50	3/1/23	454
608	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 5/8/17 @ 102.53 (c)	6.75	8/15/18	609
710	Videotron Ltd.(Media), Callable 4/15/22 @ 102.56	5.13	4/15/27	710
516	Videotron Ltee(Media)	5.00	7/15/22	539
1,542	VPII Escrow Corp.(Pharmaceuticals), Callable 5/8/17 @ 105.63 (c)	7.50	7/15/21	1,351
977	VRX Escrow Corp.(Pharmaceuticals), Callable 4/15/20 @ 103.06 (c)	6.13	4/15/25	752
1,060	Weatherford International Ltd.(Energy Equipment & Services)	6.50	8/1/36	1,002
	Total Yankee Dollars			78,163
	Time Deposit — 1.28%
8,406	State Street Liquidity Management Control System Eurodollar Time Deposit	0.02	4/3/17	8,406
	Total Time Deposit			8,406

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Exchange-Traded Fund — 5.56%
417	iShares Iboxx $ High Yield Corporate Bond Fund^			$36,600
	Total Exchange-Traded Fund			36,600
	Mutual Funds — 10.37%
7,654	Federated Treasury Obligations Fund, Institutional Shares^^ (e)	0.57		7,654
5	SSgA U.S. Government Money Market Fund (e)	0.36		5
1,182	State Street Institutional Treasury Money Market Fund (e)	0.52		1,182
59,448	State Street Institutional Treasury Plus Money Market Fund (e)	0.52		59,449
	Total Mutual Funds			68,290
	Repurchase Agreement — 2.97%
$19,537	Jefferies LLC (Purchased on 3/31/17, proceeds at maturity $19,538,051 collateralized by U.S. Treasury Obligations, 0.74% – 3.14%, 5/15/17 – 11/15/45 fair value $19,927,415)^^	0.85	4/3/17	19,537
	Total Repurchase Agreement			19,537
	Total Investments (cost $667,297) — 103.57%			682,280
	Liabilities in excess of other assets — (3.57)%			(23,493)
	Net Assets — 100.00%			$658,787

^	All or part of this security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017, was $25,000 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2017.

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2017.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2017.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on March 31, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Collateralized Mortgage Obligations	—	—	17.76%	—	17.76%
U.S. Government Agency Mortgages	—	—	0.87%	—	0.87%
Corporate Bonds	52.36%	—	0.54%	—	52.90%
Yankee Dollars	11.86%	—	—	—	11.86%
Time Deposit	1.28%	—	—	—	1.28%
Exchange-Traded Fund	—	5.56%	—	—	5.56%
Mutual Funds	0.58%	5.39%	2.78%	1.62%	10.37%
Repurchase Agreement	1.47%	1.50%	—	—	2.97%
Other Assets (Liablities)	-1.74%	-1.95%	0.12%	0.00%	-3.57%

Total Net Assets	65.81%	10.50%	22.07%	1.62%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2017.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(13)	10-Year US Treasury Note Future	$(1,619)	6/21/17	$(6)
(114)	10-Year US Ultra Future	(15,264)	6/21/17	(67)
153	5-Year US Treasury Note Future	18,012	6/30/17	53
5	Ultra Long Term US Treasury Bond Future	803	6/21/17	5
	Net Unrealized Appreciation/(Depreciation)			$(15)

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.87%
$100	Fannie Mae, Callable 6/27/17 @ 100.00	0.88	12/27/17	$100
300	Fannie Mae, Series 1, Callable 4/30/17 @ 100.00	1.00	4/30/18	299
300	Fannie Mae, Series 0003, Callable 7/26/17 @ 100.00	1.13	7/26/19	297
300	Fannie Mae	1.13	12/14/18	299
360	Fannie Mae	1.50	6/22/20	359
500	Fannie Mae, Callable 7/27/17 @ 100.00	1.70	1/27/20	500
200	Fannie Mae	1.75	11/26/19	201
350	Fannie Mae	1.88	9/24/26	325
630	Fannie Mae (a)(b)	1.88	10/9/19	602
250	Fannie Mae	2.63	9/6/24	254
95	Fannie Mae	6.25	5/15/29	127
160	Fannie Mae	6.63	11/15/30	226
180	Fannie Mae	7.25	5/15/30	264
300	Federal Farm Credit Bank	0.75	4/18/18	299
50	Federal Farm Credit Bank, Callable 4/13/17 @ 100.00	1.58	2/17/21	49
600	Federal Home Loan Bank	0.88	6/29/18	599
250	Federal Home Loan Bank	1.13	6/21/19	249
500	Federal Home Loan Bank	1.13	7/14/21	484
200	Federal Home Loan Bank	1.25	6/8/18	200
200	Federal Home Loan Bank	1.38	11/15/19	199
300	Federal Home Loan Bank	1.63	6/14/19	301
100	Federal Home Loan Bank, Callable 7/6/17 @ 100.00	1.65	1/6/20	100
200	Federal Home Loan Bank	1.75	12/14/18	202
300	Federal Home Loan Bank	2.00	9/14/18	303
50	Federal Home Loan Bank	2.13	3/10/23	50
160	Federal Home Loan Bank	2.88	9/11/20	166
180	Federal Home Loan Bank	5.25	12/11/20	202
65	Federal Home Loan Bank	5.50	7/15/36	86
175	Financing Corp., Series E	9.65	11/2/18	198
550	Freddie Mac	1.25	10/2/19	547
200	Freddie Mac	1.25	8/1/19	199
200	Freddie Mac	1.38	5/1/20	198
250	Freddie Mac	1.40	8/22/19	250
350	Freddie Mac	2.38	1/13/22	356
200	Freddie Mac	4.88	6/13/18	209
150	Freddie Mac	6.25	7/15/32	208
80	Freddie Mac	6.75	3/15/31	114
110	Tennessee Valley Authority	4.70	7/15/33	129
85	Tennessee Valley Authority	5.25	9/15/39	107
100	Tennessee Valley Authority	5.88	4/1/36	133
190	Tennessee Valley Authority	6.15	1/15/38	263

	Total U.S. Government Agency Securities			10,253

	Corporate Bond — 0.13%
250	Private Export Funding Corp.(Diversified Financial Services)	4.38	3/15/19	264

	Total Corporate Bond			264

	U.S. Treasury Obligations — 90.89%
600	U.S. Treasury Bond	1.00	8/31/19	595
1,340	U.S. Treasury Bond	2.25	8/15/46	1,134
1,135	U.S. Treasury Bond	2.50	2/15/46	1,017
1,600	U.S. Treasury Bond	2.50	5/15/46	1,432
1,015	U.S. Treasury Bond	2.50	2/15/45	912
837	U.S. Treasury Bond	2.75	8/15/42	798
671	U.S. Treasury Bond	2.75	11/15/42	639
955	U.S. Treasury Bond	2.88	11/15/46	926
980	U.S. Treasury Bond	2.88	8/15/45	950
1,116	U.S. Treasury Bond	2.88	5/15/43	1,086
1,220	U.S. Treasury Bond	3.00	11/15/45	1,212
1,015	U.S. Treasury Bond	3.00	11/15/44	1,010
405	U.S. Treasury Bond	3.00	2/15/47	403
1,260	U.S. Treasury Bond	3.00	5/15/45	1,252
389	U.S. Treasury Bond	3.00	5/15/42	389
1,010	U.S. Treasury Bond	3.13	8/15/44	1,029
700	U.S. Treasury Bond	3.13	5/15/21	736
216	U.S. Treasury Bond	3.13	11/15/41	221

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$425	U.S. Treasury Bond	3.13	2/15/42	$435
647	U.S. Treasury Bond	3.13	2/15/43	660
1,130	U.S. Treasury Bond	3.38	5/15/44	1,206
135	U.S. Treasury Bond	3.50	2/15/39	149
1,280	U.S. Treasury Bond	3.63	2/15/44	1,426
900	U.S. Treasury Bond	3.63	8/15/43	1,002
230	U.S. Treasury Bond	3.75	8/15/41	261
1,345	U.S. Treasury Bond	3.75	11/15/43	1,530
185	U.S. Treasury Bond	3.88	8/15/40	214
540	U.S. Treasury Bond	4.25	11/15/40	659
155	U.S. Treasury Bond	4.38	2/15/38	193
300	U.S. Treasury Bond	4.38	11/15/39	372
363	U.S. Treasury Bond	4.38	5/15/40	451
546	U.S. Treasury Bond	4.38	5/15/41	680
400	U.S. Treasury Bond	4.50	8/15/39	505
350	U.S. Treasury Bond	4.50	5/15/38	444
325	U.S. Treasury Bond	4.50	2/15/36	412
673	U.S. Treasury Bond	4.63	2/15/40	864
825	U.S. Treasury Bond	4.75	2/15/41	1,080
70	U.S. Treasury Bond	4.75	2/15/37	91
260	U.S. Treasury Bond	5.00	5/15/37	350
282	U.S. Treasury Bond	5.25	11/15/28	360
230	U.S. Treasury Bond	5.25	2/15/29	295
259	U.S. Treasury Bond	5.38	2/15/31	346
85	U.S. Treasury Bond	6.00	2/15/26	110
235	U.S. Treasury Bond	6.13	11/15/27	316
150	U.S. Treasury Bond	6.13	8/15/29	208
320	U.S. Treasury Bond	6.25	5/15/30	453
122	U.S. Treasury Bond	6.25	8/15/23	152
100	U.S. Treasury Bond	6.38	8/15/27	136
218	U.S. Treasury Bond	6.50	11/15/26	295
200	U.S. Treasury Bond	6.75	8/15/26	274
100	U.S. Treasury Bond	7.25	8/15/22	127
300	U.S. Treasury Bond	7.63	2/15/25	416
7	U.S. Treasury Bond	7.88	2/15/21	9
400	U.S. Treasury Bond	8.00	11/15/21	508
110	U.S. Treasury Bond	8.13	8/15/21	139
350	U.S. Treasury Bond	8.13	8/15/19	405
850	U.S. Treasury Note	0.63	4/30/18	846
690	U.S. Treasury Note	0.63	6/30/18	686
650	U.S. Treasury Note	0.75	7/15/19	641
1,095	U.S. Treasury Note	0.75	2/15/19	1,085
300	U.S. Treasury Note	0.75	8/31/18	298
582	U.S. Treasury Note	0.75	7/31/18	579
755	U.S. Treasury Note	0.75	4/15/18	752
1,050	U.S. Treasury Note	0.75	10/31/18	1,043
695	U.S. Treasury Note	0.75	4/30/18	692
35	U.S. Treasury Note	0.75	8/15/19	35
590	U.S. Treasury Note	0.75	9/30/18	586
745	U.S. Treasury Note	0.88	6/15/19	738
1,090	U.S. Treasury Note	0.88	10/15/18	1,085
485	U.S. Treasury Note	0.88	7/15/18	483
1,040	U.S. Treasury Note	0.88	9/15/19	1,027
950	U.S. Treasury Note	0.88	4/15/19	942
1,150	U.S. Treasury Note	0.88	5/15/19	1,140
380	U.S. Treasury Note	0.88	7/31/19	376
695	U.S. Treasury Note	0.88	5/31/18	693
790	U.S. Treasury Note	1.00	8/15/18	788
845	U.S. Treasury Note	1.00	3/15/19	841
705	U.S. Treasury Note	1.00	9/15/18	703
416	U.S. Treasury Note	1.00	9/30/19	412
800	U.S. Treasury Note	1.00	5/15/18	799
950	U.S. Treasury Note	1.00	5/31/18	949
515	U.S. Treasury Note	1.00	11/30/19	509
545	U.S. Treasury Note	1.00	10/15/19	540
645	U.S. Treasury Note	1.00	11/15/19	638
700	U.S. Treasury Note	1.00	11/30/18	698

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$700	U.S. Treasury Note	1.13	9/30/21	$677
325	U.S. Treasury Note	1.13	5/31/19	324
1,005	U.S. Treasury Note	1.13	8/31/21	974
840	U.S. Treasury Note	1.13	7/31/21	815
675	U.S. Treasury Note	1.13	12/31/19	669
910	U.S. Treasury Note	1.13	2/28/21	888
750	U.S. Treasury Note	1.13	6/30/21	728
550	U.S. Treasury Note	1.13	3/31/20	544
700	U.S. Treasury Note	1.13	1/31/19	699
705	U.S. Treasury Note	1.13	2/28/19	703
700	U.S. Treasury Note	1.13	4/30/20	691
680	U.S. Treasury Note	1.13	1/15/19	679
1,280	U.S. Treasury Note	1.25	10/31/18	1,281
475	U.S. Treasury Note	1.25	10/31/19	473
625	U.S. Treasury Note	1.25	3/31/19	625
720	U.S. Treasury Note	1.25	12/31/18	720
400	U.S. Treasury Note	1.25	11/30/18	400
1,350	U.S. Treasury Note	1.25	10/31/21	1,312
915	U.S. Treasury Note	1.25	3/31/21	896
692	U.S. Treasury Note	1.25	2/29/20	687
735	U.S. Treasury Note	1.25	7/31/23	696
835	U.S. Treasury Note	1.25	1/31/19	835
1,075	U.S. Treasury Note	1.25	1/31/20	1,068
915	U.S. Treasury Note	1.25	12/15/18	915
300	U.S. Treasury Note	1.25	4/30/19	300
207	U.S. Treasury Note	1.25	11/15/18	207
965	U.S. Treasury Note	1.38	1/31/21	951
750	U.S. Treasury Note	1.38	12/15/19	748
493	U.S. Treasury Note	1.38	12/31/18	494
1,000	U.S. Treasury Note	1.38	8/31/23	953
1,100	U.S. Treasury Note	1.38	9/30/18	1,103
650	U.S. Treasury Note	1.38	2/15/20	648
745	U.S. Treasury Note	1.38	6/30/23	712
550	U.S. Treasury Note	1.38	1/15/20	549
500	U.S. Treasury Note	1.38	1/31/20	499
825	U.S. Treasury Note	1.38	5/31/20	820
485	U.S. Treasury Note	1.38	11/30/18	486
1,140	U.S. Treasury Note	1.38	5/31/21	1,120
1,055	U.S. Treasury Note	1.38	8/31/20	1,045
668	U.S. Treasury Note	1.38	2/28/19	670
925	U.S. Treasury Note	1.38	10/31/20	915
850	U.S. Treasury Note	1.38	9/30/20	841
900	U.S. Treasury Note	1.38	2/29/20	896
340	U.S. Treasury Note	1.38	7/31/18	341
635	U.S. Treasury Note	1.38	9/30/23	604
500	U.S. Treasury Note	1.38	6/30/18	501
910	U.S. Treasury Note	1.38	4/30/21	895
1,105	U.S. Treasury Note	1.38	3/31/20	1,100
790	U.S. Treasury Note	1.38	4/30/20	786
1,000	U.S. Treasury Note	1.50	11/30/19	1,002
750	U.S. Treasury Note	1.50	10/31/19	751
1,100	U.S. Treasury Note	1.50	1/31/22	1,078
1,800	U.S. Treasury Note	1.50	8/15/26	1,664
1,100	U.S. Treasury Note	1.50	8/31/18	1,105
1,195	U.S. Treasury Note	1.50	5/31/20	1,192
775	U.S. Treasury Note	1.50	2/28/23	749
650	U.S. Treasury Note	1.50	3/31/19	653
1,135	U.S. Treasury Note	1.50	5/31/19	1,140
405	U.S. Treasury Note	1.50	3/31/23	391
533	U.S. Treasury Note	1.50	1/31/19	535
790	U.S. Treasury Note	1.50	12/31/18	794
500	U.S. Treasury Note	1.50	2/28/19	502
645	U.S. Treasury Note	1.63	8/15/22	632
757	U.S. Treasury Note	1.63	11/15/22	739
720	U.S. Treasury Note	1.63	3/31/19	725
875	U.S. Treasury Note	1.63	11/30/20	872

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,060	U.S. Treasury Note	1.63	8/31/19	$1,066
580	U.S. Treasury Note	1.63	4/30/19	584
635	U.S. Treasury Note	1.63	10/31/23	614
2,080	U.S. Treasury Note	1.63	2/15/26	1,954
1,060	U.S. Treasury Note	1.63	4/30/23	1,030
750	U.S. Treasury Note	1.63	5/31/23	728
1,580	U.S. Treasury Note	1.63	5/15/26	1,482
500	U.S. Treasury Note	1.63	7/31/19	503
900	U.S. Treasury Note	1.63	6/30/20	901
1,000	U.S. Treasury Note	1.63	12/31/19	1,004
870	U.S. Treasury Note	1.63	7/31/20	870
150	U.S. Treasury Note	1.63	3/15/20	151
1,160	U.S. Treasury Note	1.63	6/30/19	1,167
450	U.S. Treasury Note	1.75	5/15/22	445
485	U.S. Treasury Note	1.75	10/31/18	489
910	U.S. Treasury Note	1.75	9/30/22	896
1,603	U.S. Treasury Note	1.75	5/15/23	1,568
320	U.S. Treasury Note	1.75	3/31/22	317
1,000	U.S. Treasury Note	1.75	12/31/20	1,001
780	U.S. Treasury Note	1.75	9/30/19	787
600	U.S. Treasury Note	1.75	1/31/23	589
910	U.S. Treasury Note	1.75	4/30/22	901
815	U.S. Treasury Note	1.75	10/31/20	817
1,045	U.S. Treasury Note	1.75	2/28/22	1,036
915	U.S. Treasury Note	1.75	11/30/21	909
875	U.S. Treasury Note	1.88	8/31/22	868
850	U.S. Treasury Note	1.88	3/31/22	848
665	U.S. Treasury Note	1.88	5/31/22	662
1,000	U.S. Treasury Note	1.88	1/31/22	998
420	U.S. Treasury Note	1.88	6/30/20	424
850	U.S. Treasury Note	1.88	10/31/22	842
925	U.S. Treasury Note	1.88	2/28/22	923
625	U.S. Treasury Note	1.88	11/30/21	624
1,000	U.S. Treasury Note	2.00	12/31/21	1,004
700	U.S. Treasury Note	2.00	2/28/21	706
1,680	U.S. Treasury Note	2.00	8/15/25	1,635
1,110	U.S. Treasury Note	2.00	11/15/21	1,115
1,000	U.S. Treasury Note	2.00	10/31/21	1,004
1,540	U.S. Treasury Note	2.00	11/15/26	1,487
840	U.S. Treasury Note	2.00	7/31/22	840
850	U.S. Treasury Note	2.00	11/30/22	847
2,025	U.S. Treasury Note	2.00	2/15/25	1,979
938	U.S. Treasury Note	2.00	2/15/22	942
550	U.S. Treasury Note	2.00	11/30/20	556
1,538	U.S. Treasury Note	2.00	2/15/23	1,530
800	U.S. Treasury Note	2.00	9/30/20	809
550	U.S. Treasury Note	2.00	5/31/21	554
900	U.S. Treasury Note	2.00	8/31/21	905
660	U.S. Treasury Note	2.00	7/31/20	668
785	U.S. Treasury Note	2.13	9/30/21	793
1,095	U.S. Treasury Note	2.13	8/15/21	1,108
1,000	U.S. Treasury Note	2.13	6/30/21	1,012
945	U.S. Treasury Note	2.13	6/30/22	951
830	U.S. Treasury Note	2.13	12/31/22	832
600	U.S. Treasury Note	2.13	8/31/20	609
750	U.S. Treasury Note	2.13	1/31/21	760
750	U.S. Treasury Note	2.13	11/30/23	747
800	U.S. Treasury Note	2.13	12/31/21	807
1,660	U.S. Treasury Note	2.13	5/15/25	1,634
760	U.S. Treasury Note	2.13	2/29/24	756
760	U.S. Treasury Note	2.13	3/31/24	755
500	U.S. Treasury Note	2.25	3/31/21	509
200	U.S. Treasury Note	2.25	7/31/18	203
1,575	U.S. Treasury Note	2.25	11/15/25	1,561
775	U.S. Treasury Note	2.25	12/31/23	778
1,955	U.S. Treasury Note	2.25	11/15/24	1,949
1,120	U.S. Treasury Note	2.25	2/15/27	1,106

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$785	U.S. Treasury Note	2.25	7/31/21	$798
700	U.S. Treasury Note	2.25	4/30/21	712
700	U.S. Treasury Note	2.38	12/31/20	716
1,620	U.S. Treasury Note	2.38	8/15/24	1,632
400	U.S. Treasury Note	2.38	5/31/18	406
500	U.S. Treasury Note	2.38	6/30/18	508
2,190	U.S. Treasury Note	2.50	5/15/24	2,228
1,370	U.S. Treasury Note	2.50	8/15/23	1,397
1,377	U.S. Treasury Note	2.63	8/15/20	1,421
1,353	U.S. Treasury Note	2.63	11/15/20	1,397
550	U.S. Treasury Note	2.63	4/30/18	559
1,415	U.S. Treasury Note	2.75	2/15/24	1,464
1,817	U.S. Treasury Note	2.75	11/15/23	1,880
529	U.S. Treasury Note	2.75	2/15/19	544
730	U.S. Treasury Note	3.13	5/15/19	758
1,082	U.S. Treasury Note	3.38	11/15/19	1,137
825	U.S. Treasury Note	3.50	5/15/20	873
800	U.S. Treasury Note	3.63	8/15/19	842
1,152	U.S. Treasury Note	3.63	2/15/21	1,233
1,260	U.S. Treasury Note	3.63	2/15/20	1,336
1,135	U.S. Treasury Note	3.75	11/15/18	1,181
350	U.S. Treasury Note	3.88	5/15/18	361
300	U.S. Treasury Note	4.00	8/15/18	312
400	U.S. Treasury Note	4.25	5/15/39	488
150	U.S. Treasury Note	5.50	8/15/28	195
480	U.S. Treasury Note	9.00	11/15/18	541

	Total U.S. Treasury Obligations			191,253

	Yankee Dollar — 0.06%
115	AID-Israel(Sovereign Bond)	5.50	9/18/23	136

	Total Yankee Dollar			136

	Time Deposit — 0.09%
198	State Street Liquidity Management Control System Eurodollar Time Deposit	0.02	4/3/17	198

	Total Time Deposit			198

	Mutual Fund — 3.46%
7,287	State Street Institutional Treasury Plus Money Market Fund (c)	0.52		7,287

	Total Mutual Fund			7,287

	Total Investments (cost $209,447) — 99.50%			209,391
	Other assets in excess of liabilities — 0.50%			1,052

	Net Assets — 100.00%			$210,443

(a)	Zero Coupon Security. Effective rate shown is as of March 31, 2017.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on March 31, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	4.87%	—	4.87%
Corporate Bond	0.13%	—	0.13%
U.S. Treasury Obligations	90.89%	—	90.89%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.09%	—	0.09%
Mutual Fund	—	3.46%	3.46%
Other Assets (Liabilities)	0.50%	0.00%	0.50%

Total Net Assets	96.54%	3.46%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 95.03%
$4,282	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$3,982
7,199	U.S. Treasury Inflation Index Bond	0.75	2/15/45	6,854
5,800	U.S. Treasury Inflation Index Bond	0.75	2/15/42	5,577
2,138	U.S. Treasury Inflation Index Bond	0.88	2/15/47	2,106
5,286	U.S. Treasury Inflation Index Bond	1.00	2/15/46	5,368
6,480	U.S. Treasury Inflation Index Bond	1.38	2/15/44	7,146
4,896	U.S. Treasury Inflation Index Bond	1.75	1/15/28	5,538
6,102	U.S. Treasury Inflation Index Bond	2.00	1/15/26	6,925
2,592	U.S. Treasury Inflation Index Bond	2.13	2/15/40	3,270
3,298	U.S. Treasury Inflation Index Bond	2.13	2/15/41	4,182
4,910	U.S. Treasury Inflation Index Bond	2.38	1/15/27	5,805
8,374	U.S. Treasury Inflation Index Bond	2.38	1/15/25	9,659
4,741	U.S. Treasury Inflation Index Bond	2.50	1/15/29	5,798
1,912	U.S. Treasury Inflation Index Bond	3.38	4/15/32	2,686
4,136	U.S. Treasury Inflation Index Bond	3.63	4/15/28	5,498
5,036	U.S. Treasury Inflation Index Bond	3.88	4/15/29	6,966
12,723	U.S. Treasury Inflation Index Note	0.13	7/15/24	12,605
13,088	U.S. Treasury Inflation Index Note	0.13	1/15/23	13,080
15,841	U.S. Treasury Inflation Index Note	0.13	4/15/18	15,976
15,721	U.S. Treasury Inflation Index Note	0.13	4/15/19	15,951
15,736	U.S. Treasury Inflation Index Note	0.13	4/15/20	15,972
13,026	U.S. Treasury Inflation Index Note	0.13	7/15/22	13,125
12,627	U.S. Treasury Inflation Index Note	0.13	1/15/22	12,720
13,681	U.S. Treasury Inflation Index Note	0.13	4/15/21	13,821
10,760	U.S. Treasury Inflation Index Note	0.13	7/15/26	10,501
12,758	U.S. Treasury Inflation Index Note	0.25	1/15/25	12,651
7,324	U.S. Treasury Inflation Index Note	0.38	1/15/27	7,294
12,977	U.S. Treasury Inflation Index Note	0.38	7/15/23	13,184
12,739	U.S. Treasury Inflation Index Note	0.38	7/15/25	12,773
11,474	U.S. Treasury Inflation Index Note	0.63	1/15/26	11,685
12,948	U.S. Treasury Inflation Index Note	0.63	1/15/24	13,254
11,454	U.S. Treasury Inflation Index Note	0.63	7/15/21	11,879
10,792	U.S. Treasury Inflation Index Note	1.13	1/15/21	11,362
9,423	U.S. Treasury Inflation Index Note	1.25	7/15/20	9,971
6,133	U.S. Treasury Inflation Index Note	1.38	1/15/20	6,460
4,788	U.S. Treasury Inflation Index Note	1.38	7/15/18	4,952
5,058	U.S. Treasury Inflation Index Note	1.88	7/15/19	5,372
4,451	U.S. Treasury Inflation Index Note	2.13	1/15/19	4,682

	Total U.S. Treasury Obligations			336,630

	Mutual Fund — 4.84%
17,152	State Street Institutional Treasury Plus Money Market Fund (a)	0.52		17,152

	Total Mutual Fund			17,152

	Total Investments (cost $347,566) — 99.87%			353,782
	Other assets in excess of liabilities — 0.13%			451

	Net Assets — 100.00%			$354,233

(a)	The rate disclosed is the rate in effect on March 31, 2017.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	95.03%	—	95.03%
Mutual Fund	0.02%	4.82%	4.84%
Other Assets (Liabilities)	0.13%	0.00%	0.13%

Total Net Assets	95.18%	4.82%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 68.46%
$1,225	Abbott Laboratories(Health Care Equipment & Supplies), Callable 10/30/21 @ 100.00	2.90	11/30/21	$1,230
1,020	Abbott Laboratories(Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	1,029
990	AbbVie, Inc.(Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	988
295	Air Products & Chemicals, Inc.(Chemicals)	2.75	2/3/23	295
3,130	American Express Co.(Consumer Finance)	7.00	3/19/18	3,287
755	American Express Credit(Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	754
230	Ameriprise Financial, Inc.(Capital Markets)	3.70	10/15/24	237
1,910	Ameriprise Financial, Inc.(Capital Markets)	4.00	10/15/23	2,019
450	Amgen, Inc.(Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	461
1,320	Amgen, Inc.(Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	1,389
1,130	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,157
855	Anheuser-Busch InBev Finance(Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	864
1,185	Anheuser-Busch InBev NV Finance(Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	1,206
1,400	Anheuser-Busch InBev NV Finance(Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,482
1,730	Anthem, Inc.(Health Care Providers & Services)	3.13	5/15/22	1,738
750	Archer-Daniels-Midland Co.(Food Products)	4.02	4/16/43	742
1,000	AT&T, Inc.(Diversified Telecommunication Services), Callable 12/17/22 @ 100.00	3.60	2/17/23	1,013
1,730	AT&T, Inc.(Diversified Telecommunication Services)	5.35	9/1/40	1,777
495	AT&T, Inc.(Diversified Telecommunication Services)	5.55	8/15/41	523
265	Atmos Energy Corp.(Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	266
1,690	Atmos Energy Corp.(Gas Utilities)	8.50	3/15/19	1,898
5,670	Bank of America Corp., MTN (Banks)	3.30	1/11/23	5,704
1,455	Bank of America Corp., MTN (Banks)	3.88	8/1/25	1,481
1,033	Bank One Corp.(Banks)	8.00	4/29/27	1,350
170	Berkshire Hathaway, Inc.(Diversified Financial Services)	4.40	5/15/42	179
935	Bunge Limited Finance Co.(Food Products)	8.50	6/15/19	1,060
3,375	Capital One Bank USA, Series BKNT(Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	3,380
413	Capital One Financial Corp.(Consumer Finance)	4.75	7/15/21	444
1,000	Chevron Corp.(Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	1,010
500	Cisco Systems, Inc.(Communications Equipment)	5.50	1/15/40	611
3,505	Citigroup, Inc.(Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	3,518
1,405	Citigroup, Inc.(Banks)	3.40	5/1/26	1,367
995	Citigroup, Inc.(Banks)	4.50	1/14/22	1,065
1,730	Coca-Cola Enterprises, Inc.(Beverages)	3.50	9/15/20	1,799
1,680	Comcast Corp.(Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	1,741
947	Comcast Corp.(Media)	6.45	3/15/37	1,207
1,455	ConocoPhillips(Oil, Gas & Consumable Fuels)	6.50	2/1/39	1,853
175	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	237
1,460	Constellation Brands, Inc.(Beverages)	4.75	11/15/24	1,572
1,500	CSX Corp.(Road & Rail)	6.22	4/30/40	1,841
3,094	CVS Health Corp.(Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	3,061
605	CVS Health Corp.(Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	651
743	Delphi Corp.(Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	776
1,925	Devon Energy Corp.(Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	2,027
925	Dominion Gas Holdings LLC(Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	935
2,440	Dominion Resources, Inc.(Multi-Utilities)	5.20	8/15/19	2,607
470	Dow Chemical Co. (The)(Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	468
263	Dow Chemical Co. (The)(Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	290
468	Duke Energy Carolinas LLC(Electric Utilities)	5.30	2/15/40	553
965	Duke Energy Corp.(Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	992

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$896	Eaton Corp.(Electrical Equipment)	2.75	11/2/22	$890
285	Eaton Corp.(Electrical Equipment)	4.15	11/2/42	280
1,100	Ecolab, Inc.(Chemicals)	4.35	12/8/21	1,188
331	Ecolab, Inc.(Chemicals)	5.50	12/8/41	391
1,000	Enterprise Products Operating LLC(Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	1,006
1,962	Enterprise Products Operating LLC(Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	1,984
440	FedEx Corp.(Air Freight & Logistics)	4.90	1/15/34	471
1,470	Fiserv, Inc.(IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,486
1,040	Fiserv, Inc.(IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,068
3,730	General Motors Co.(Automobiles)	3.50	10/2/18	3,808
335	Gilead Sciences, Inc.(Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	329
243	GlaxoSmithKline PLC(Pharmaceuticals)	6.38	5/15/38	319
2,450	Goldman Sachs Group, Inc.(Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	2,440
3,245	Goldman Sachs Group, Inc.(Capital Markets)	5.25	7/27/21	3,560
2,340	International Business Machines Corp.(IT Services)	3.63	2/12/24	2,452
755	International Paper Co.(Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	874
235	Interpublic Group of Companies, Inc.(Media)	4.00	3/15/22	244
539	Johnson & Johnson(Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	594
2,370	JPMorgan Chase & Co.(Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	2,331
4,310	JPMorgan Chase & Co.(Banks)	4.25	10/15/20	4,570
85	Lincoln National Corp.(Insurance)	4.85	6/24/21	92
665	Lincoln National Corp.(Insurance)	7.00	6/15/40	859
155	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	157
750	Lockheed Martin Corp.(Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	715
330	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	350
835	Medtronic, Inc.(Health Care Equipment & Supplies)	4.38	3/15/35	874
1,348	MetLife, Inc.(Insurance)	7.72	2/15/19	1,488
2,755	Microsoft Corp.(Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	2,888
1,720	MidAmerican Energy Holdings Co.(Electric Utilities)	6.13	4/1/36	2,147
2,933	National Rural Utilities Cooperative Finance Corp.(Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	3,017
2,267	Nucor Corp.(Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	2,396
680	Nucor Corp.(Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	773
840	NVIDIA Corp.(Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	815
655	Oklahoma Gas & Electric Co.(Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	740
1,590	Oracle Corp.(Software)	6.50	4/15/38	2,096
750	Philip Morris International, Inc.(Tobacco)	2.90	11/15/21	759
835	PNC Bank NA(Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	839
1,025	PNC Financial Services Group, Inc.(Banks) (a)	2.85	11/9/22	1,025
417	Procter & Gamble Co. (The)(Household Products)	9.36	1/1/21	480
630	Progress Energy, Inc.(Electric Utilities)	6.00	12/1/39	756
610	Prudential Financial, Inc.(Insurance)	6.20	11/15/40	763
855	Reed Elsevier NV(Professional Services)	8.63	1/15/19	949
450	Rock-Tenn Co.(Containers & Packaging)	4.45	3/1/19	470
1,025	Roper Industries, Inc.(Industrial Conglomerates)	2.05	10/1/18	1,028
215	Roper Industries, Inc.(Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	217
820	Ryder System, Inc.(Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	821
615	Southern California Gas Co.(Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	626
1,252	Southwest Airlines Co. 2007-1 Trust(Airlines)	6.15	8/1/22	1,383
1,530	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,508
1,225	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,120
1,009	SunTrust Banks, Inc.(Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	1,015
1,045	SunTrust Banks, Inc.(Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	1,057
600	SunTrust Banks, Inc.(Banks), Callable 4/15/26 @ 100.00	3.30	5/15/26	583

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,091	TC Pipelines LP(Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	$2,117
725	The Dow Chemical Co.(Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	732
2,345	The Dow Chemical Co.(Chemicals)	8.55	5/15/19	2,658
825	The Home Depot, Inc.(Specialty Retail)	5.88	12/16/36	1,044
1,850	The Kroger Co.(Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	1,916
911	The Travelers Companies, Inc.(Insurance)	6.25	6/15/37	1,184
1,000	Thermo Fisher Scientific(Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00	4/15/23	993
680	Thermo Fisher Scientific(Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	713
415	Time Warner, Inc.(Media)	5.38	10/15/41	432
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	905
2,075	Twenty-First Century Fox, Inc.(Media)	6.20	12/15/34	2,446
890	United Parcel Service, Inc.(Air Freight & Logistics)	6.20	1/15/38	1,163
905	UnitedHealth Group, Inc.(Health Care Providers & Services)	6.88	2/15/38	1,230
865	Valero Energy Corp.(Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,024
270	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	272
1,245	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,218
2,595	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 5/1/34 @ 100.00	4.40	11/1/34	2,455
3,130	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	3,180
1,045	Wal-Mart Stores, Inc.(Food & Staples Retailing)	5.63	4/1/40	1,283
450	Wal-Mart Stores, Inc.(Food & Staples Retailing)	6.20	4/15/38	587
530	Waste Management, Inc.(Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	531
498	Wells Fargo & Co.(Banks)	2.50	3/4/21	497
3,995	Wells Fargo & Co.(Banks)	3.00	2/19/25	3,895
1,360	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,462
1,375	WestRock Co.(Containers & Packaging)	4.90	3/1/22	1,489
340	Westvaco Corp.(Containers & Packaging)	8.20	1/15/30	460
685	XTO Energy, Inc.(Oil, Gas & Consumable Fuels)	6.75	8/1/37	937

	Total Corporate Bonds			170,048

	Yankee Dollars — 12.64%
800	America Movil SAB de CV(Wireless Telecommunication Services)	6.13	11/15/37	919
1,200	Barclays PLC(Banks)	3.20	8/10/21	1,201
430	BHP Billiton Ltd.(Metals & Mining)	5.00	9/30/43	483
1,991	BP Capital Markets PLC(Oil, Gas & Consumable Fuels)	3.54	11/4/24	2,015
871	British Telecommunications PLC(Diversified Telecommunication Services)	9.13	12/15/30	1,307
140	Canadian Natural Resources(Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45	11/15/21	142
596	Canadian Natural Resources(Oil, Gas & Consumable Fuels)	5.90	2/1/18	616
640	Canadian Pacific Railway Co.(Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	628
2,390	Canadian Pacific Railway Co.(Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	2,569
165	Canadian Pacific Railway Co.(Road & Rail)	7.25	5/15/19	182
751	Deutsche Telekom International Finance(Diversified Financial Services) (a)	8.75	6/15/30	1,097
535	HSBC Holdings PLC(Banks)	4.00	3/30/22	560
2,325	HSBC Holdings PLC(Banks)	5.10	4/5/21	2,527
500	HSBC Holdings PLC(Banks)	6.80	6/1/38	640
645	Iberdrola International BV(Electric Utilities)	5.81	3/15/25	712
1,445	Iberdrola International BV(Electric Utilities)	6.75	7/15/36	1,811
1,580	LyondellBasell Industries NV(Chemicals)	4.00	7/15/23	1,646
125	LyondellBasell Industries NV(Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	118
1,338	LyondellBasell Industries NV(Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	1,409
818	Orange SA(Diversified Telecommunication Services)	9.00	3/1/31	1,202
1,150	Petroleos Mexicanos(Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,189
173	Rio Tinto Finance USA PLC(Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	180
1,875	Shell International Finance BV(Oil, Gas & Consumable Fuels)	6.38	12/15/38	2,421

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,700	Statoil ASA(Oil, Gas & Consumable Fuels)	3.25	11/10/24	$1,715
185	Statoil ASA(Oil, Gas & Consumable Fuels)	5.10	8/17/40	210
1,221	Statoil ASA(Oil, Gas & Consumable Fuels)	7.75	6/15/23	1,552
745	Telefonica Emisiones SAU(Diversified Telecommunication Services)	7.05	6/20/36	922
695	TransCanada PipeLines Ltd.(Oil, Gas & Consumable Fuels)	6.10	6/1/40	849
496	Vodafone Group PLC(Wireless Telecommunication Services)	6.15	2/27/37	570

	Total Yankee Dollars			31,392

	Mutual Funds — 18.98%
4,563	SSgA U.S. Government Money Market Fund(b)	0.55		4,563
42,578	State Street Institutional Treasury Plus Money Market Fund (b)	0.52		42,578

	Total Mutual Funds			47,141

	Total Investments (cost $248,517) — 100.08%			248,581
	Liabilities in excess of other assets — (0.08)%			(193)

	Net Assets — 100.00%			$248,388

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2017.

(b)	The rate disclosed is the rate in effect on March 31, 2017.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	68.46%	—	68.46%
Yankee Dollars	12.64%	—	12.64%
Mutual Funds	1.83%	17.15%	18.98%
Other Assets (Liabilities)	-0.08%	0.00%	-0.08%

Total Net Assets	82.85%	17.15%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.49%
$200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	$200
200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 4/25/20 @ 100.00	1.37	12/27/22	197
114	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, Callable 1/20/19 @ 100.00	1.86	10/21/19	114
300	Chase Issuance Trust (CHAIT), Series 2016-A2, Class A	1.37	6/15/21	298
300	Chase Issuance Trust (CHAIT), Series 2015-A2, Class A2	1.59	2/18/20	301
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	246
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	103
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	202
64	Fifth Third Auto Trust, Series 2014-3, Class A3, Callable 5/15/18 @ 100.00	0.96	3/15/19	64
171	Fifth Third Auto Trust, Series 2014-3, Class A4, Callable 5/15/18 @ 100.00	1.47	5/17/21	171
54	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, Callable 5/15/19 @ 100.00	1.28	9/15/19	54
183	Ford Credit Auto Owner Trust, Series 2016-B, Class A3, Callable 2/15/20 @ 100.00	1.33	10/15/20	182
146	Ford Credit Auto Owner Trust, Series 2015-A, Class A4, Callable 5/15/19 @ 100.00	1.64	6/15/20	146
112	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, Callable 9/15/18 @ 100.00	2.13	8/17/20	112
100	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.04	3/15/22	100
185	Toyota Auto Receivables Owner Trust, Series 16-B, Class A3, Callable 10/15/19 @ 100.00	1.30	4/15/20	184

	Total Asset Backed Securities			2,674

	Collateralized Mortgage Obligations — 5.33%
50	CD Commercial Mortgage Trust, Series 2007-CD5, Class AM (a)	6.32	11/15/44	51
228	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	232
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	224
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	182
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	100
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62	2/10/49	103
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	236
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	101
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	183
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	80
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	267
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	102
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	109
146	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14	5/25/26	142
31	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.59	4/25/23	31
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72	10/25/24	282
274	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73	10/25/21	277
68	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	69
228	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	234
119	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	124
62	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	62
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	46
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	185
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	123

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$81	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	$83
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2(a)	3.06	7/25/23	188
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	373
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	284
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2(a)	3.31	5/25/23	190
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	191
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33	5/25/25	104
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	120
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18	12/25/20	220
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	194
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	118
230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79	5/10/49	223
109	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	112
274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	295
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	141
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80	9/15/47	189
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	195
228	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	230
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79	2/15/48	157
189	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	192
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	103
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	183
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74	8/15/47	104
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	106
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59	3/15/49	187
200	Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3, Callable 4/15/20 @ 100.00	1.34	10/15/20	199
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	97
227	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	231
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	147
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66	9/15/58	188
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81	12/15/48	129
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	176
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	138
53	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	53
183	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	186

	Total Collateralized Mortgage Obligations			9,571

	U.S. Government Agency Mortgages — 88.21%
328	Fannie Mae, Pool #AS1058	2.00	11/1/28	321
70	Fannie Mae, Pool #AS0001	2.00	7/1/28	69
64	Fannie Mae, Pool #AY4232	2.00	5/1/30	63
230	Fannie Mae, Pool #MA2767 (a)	2.50	4/20/45	234

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$213	Fannie Mae, Pool #AB7391	2.50	12/1/42	$204
548	Fannie Mae, Pool #MA1210	2.50	9/1/49	554
97	Fannie Mae, Pool #AS4660	2.50	3/1/30	98
446	Fannie Mae, Pool #AP4742	2.50	8/1/27	451
86	Fannie Mae, Pool #AT2717	2.50	5/1/43	83
289	Fannie Mae, Pool #AU2619	2.50	8/1/28	292
24	Fannie Mae, Pool #MA2789	2.50	10/1/36	24
423	Fannie Mae, Pool #AO3019	2.50	5/1/27	427
48	Fannie Mae, Pool #AS0513	2.50	8/1/43	46
497	Fannie Mae, Pool #MA1277	2.50	12/1/27	503
64	Fannie Mae, Pool #MA1270	2.50	11/1/32	63
151	Fannie Mae, Pool #AZ6458	2.50	7/1/30	152
222	Fannie Mae, Pool #BE3032	2.50	1/1/32	222
31	Fannie Mae, Pool #MA1511	2.50	7/1/33	30
24	Fannie Mae, Pool #AS8172	2.50	10/1/36	24
217	Fannie Mae, Pool #AU5334	2.50	11/1/28	219
285	Fannie Mae, Pool #AS4946	2.50	5/1/30	286
74	Fannie Mae, Pool #MA2868	2.50	1/1/32	74
225	Fannie Mae, Pool #BC9041	2.50	11/1/31	225
171	Fannie Mae, Pool #AU6387	2.50	11/1/28	173
150	Fannie Mae, Pool #AS8246	2.50	11/1/31	150
49	Fannie Mae, Pool #AS8437	2.50	12/1/36	48
100	Fannie Mae, Pool #AL5800 (a)	2.65	2/1/44	102
41	Fannie Mae, Pool #AL4360 (a)	2.67	11/1/43	42
156	Fannie Mae, Pool #AY1861 (a)	2.69	1/1/45	160
50	Fannie Mae, Pool #MA2897	3.00	2/1/37	50
149	Fannie Mae, Pool #MA2523	3.00	2/1/36	152
274	Fannie Mae, Pool #AS8784	3.00	2/1/47	272
74	Fannie Mae, Pool #MA2832	3.00	12/1/36	75
245	Fannie Mae, Pool #AS1527	3.00	1/1/29	251
843	Fannie Mae, Pool #AO0752	3.00	4/1/42	841
164	Fannie Mae, Pool #MA2425	3.00	10/1/30	169
1,403	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,399
393	Fannie Mae, Pool #MA2806	3.00	11/1/46	390
351	Fannie Mae, Pool #MA3596	3.00	4/20/46	354
749	Fannie Mae, Pool #AP6493	3.00	9/1/42	747
627	Fannie Mae, Pool #AP2465	3.00	8/1/42	625
354	Fannie Mae, Pool #MA2246	3.00	4/1/30	363
175	Fannie Mae, Pool #MA1401	3.00	4/1/33	179
148	Fannie Mae, Pool #MA2230	3.00	4/1/35	151
62	Fannie Mae, Pool #MA2087	3.00	11/1/34	63
41	Fannie Mae, Pool #MA2287	3.00	6/1/35	41
435	Fannie Mae, Pool #AK3302	3.00	3/1/27	448
87	Fannie Mae, Pool #MA2579	3.00	4/1/36	88
446	Fannie Mae, Pool #AK0006	3.00	1/1/27	458
88	Fannie Mae, Pool #MA1338	3.00	2/1/33	90
174	Fannie Mae, Pool #MA1527	3.00	8/1/33	178
45	Fannie Mae, Pool #MA2065	3.00	10/1/34	46
52	Fannie Mae, Pool #AR7426	3.00	7/1/43	52
303	Fannie Mae, Pool #MA3309	3.00	12/20/45	306
262	Fannie Mae, Pool #MA2960	3.00	7/20/45	265
1,114	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,111
191	Fannie Mae, Pool #AQ3223	3.00	11/1/27	197
422	Fannie Mae, Pool #MA1307	3.00	1/1/33	431
137	Fannie Mae, Pool #MA2149	3.00	1/1/30	141
390	Fannie Mae, Pool #AB8897	3.00	4/1/43	389
49	Fannie Mae, Pool #MA1058	3.00	5/1/32	50
1,453	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,448
298	Fannie Mae, Pool #MA2895	3.00	2/1/47	296
80	Fannie Mae, Pool #AS4334	3.00	1/1/45	80
367	Fannie Mae, Pool #AS4333	3.00	1/1/45	365
344	Fannie Mae, Pool #BC4764	3.00	10/1/46	341
304	Fannie Mae, Pool #AB4483	3.00	2/1/27	312
323	Fannie Mae, Pool #BD4225	3.00	11/1/46	321
220	Fannie Mae, Pool #AW7383	3.00	8/1/29	225
345	Fannie Mae, Pool #AY4829	3.00	5/1/45	343

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$105	Fannie Mae, Pool #AW8295	3.00	8/1/29	$108
58	Fannie Mae, Pool #AZ4358	3.00	7/1/30	60
156	Fannie Mae, Pool #AS2312	3.00	5/1/29	160
98	Fannie Mae, Pool #AS8438	3.00	12/1/36	99
214	Fannie Mae, Pool #AS8521	3.00	12/1/46	212
396	Fannie Mae, Pool #BD5787	3.00	9/1/46	393
100	Fannie Mae, Pool #BE4400	3.00	1/1/47	99
98	Fannie Mae, Pool #AS8424	3.00	12/1/36	100
90	Fannie Mae, Pool #BC4276	3.00	4/1/46	89
119	Fannie Mae, Pool #AS3117	3.00	8/1/29	122
345	Fannie Mae, Pool #AS8276	3.00	11/1/46	342
345	Fannie Mae, Pool #BC9003	3.00	11/1/46	342
232	Fannie Mae, Pool #AY4200	3.00	5/1/45	230
115	Fannie Mae, Pool #AU7890	3.00	9/1/28	118
173	Fannie Mae, Pool #J24886	3.00	7/1/23	178
38	Fannie Mae, Pool #AX8309	3.00	11/1/29	39
65	Fannie Mae, Pool #AT1575	3.00	5/1/43	65
374	Fannie Mae, Pool #AT2014	3.00	4/1/43	373
271	Fannie Mae, Pool #AU3735	3.00	8/1/43	270
297	Fannie Mae, Pool #MA2863	3.00	1/1/47	295
21	Fannie Mae, Pool #BA0826	3.00	10/1/30	22
72	Fannie Mae, Pool #BA4786	3.00	2/1/31	73
357	Fannie Mae, Pool #AT7620	3.00	6/1/43	356
394	Fannie Mae, Pool #AT0682	3.00	4/1/43	393
296	Fannie Mae, Pool #MA2833	3.00	12/1/46	294
314	Fannie Mae, Pool #MA2125	3.50	12/1/44	322
98	Fannie Mae, Pool #BC7633	3.50	6/1/46	100
134	Fannie Mae, Pool #BC0163	3.50	1/1/46	138
188	Fannie Mae, Pool #BC3126	3.50	1/1/46	193
290	Fannie Mae, Pool #MA1980	3.50	8/1/44	297
274	Fannie Mae, Pool #AS6649	3.50	2/1/46	280
46	Fannie Mae, Pool #MA2692	3.50	7/1/36	48
288	Fannie Mae, Pool #MA1982	3.50	8/1/34	299
370	Fannie Mae, Pool #MA2292	3.50	6/1/45	379
150	Fannie Mae, Pool #BE5258	3.50	1/1/47	154
41	Fannie Mae, Pool #BA5031	3.50	1/1/46	42
330	Fannie Mae, Pool #MA3874	3.50	8/20/46	343
370	Fannie Mae, Pool #MA3803	3.50	7/20/46	384
140	Fannie Mae, Pool #AZ6383	3.50	9/1/45	143
236	Fannie Mae, Pool #MA3454	3.50	2/20/46	245
310	Fannie Mae, Pool #MA3310	3.50	12/20/45	322
312	Fannie Mae, Pool #AY4300	3.50	1/1/45	319
247	Fannie Mae, Pool #MA3376	3.50	1/20/46	256
255	Fannie Mae, Pool #MA3597	3.50	4/20/46	265
228	Fannie Mae, Pool #AY3802	3.50	2/1/45	233
218	Fannie Mae, Pool #AY3913	3.50	2/1/45	223
96	Fannie Mae, Pool #AY8856	3.50	9/1/45	99
353	Fannie Mae, Pool #MA3663	3.50	5/20/46	366
372	Fannie Mae, Pool #AZ0862	3.50	7/1/45	381
1,293	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,329
121	Fannie Mae, Pool #BA1893	3.50	8/1/45	124
251	Fannie Mae, Pool #AZ9576	3.50	12/1/45	256
245	Fannie Mae, Pool #MA1059	3.50	5/1/32	256
35	Fannie Mae, Pool #MA1021	3.50	3/1/27	36
200	Fannie Mae, Pool #AZ2614	3.50	8/1/45	205
312	Fannie Mae, Pool #MA1107	3.50	7/1/32	326
311	Fannie Mae, Pool #AX9530	3.50	2/1/45	319
545	Fannie Mae, Pool #AQ0546	3.50	11/1/42	560
341	Fannie Mae, Pool #AY1306	3.50	3/1/45	349
261	Fannie Mae, Pool #AX2486	3.50	10/1/44	267
70	Fannie Mae, Pool #AS2081	3.50	4/1/29	73
320	Fannie Mae, Pool #AS4771	3.50	4/1/45	328
170	Fannie Mae, Pool #AS5319	3.50	7/1/45	174
198	Fannie Mae, Pool #AJ4093	3.50	10/1/26	206
32	Fannie Mae, Pool #AX0159	3.50	9/1/29	33
195	Fannie Mae, Pool #AU3742	3.50	8/1/43	200
60	Fannie Mae, Pool #AP9390	3.50	10/1/42	62

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$485	Fannie Mae, Pool #AO3760	3.50	5/1/42	$499
25	Fannie Mae, Pool #AL8776	3.50	7/1/46	26
157	Fannie Mae, Pool #AO4647	3.50	6/1/42	162
162	Fannie Mae, Pool #AO9140	3.50	7/1/42	166
1,285	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,320
130	Fannie Mae, Pool #AX7655	3.50	1/1/45	133
176	Fannie Mae, Pool #AX5201	3.50	10/1/29	183
262	Fannie Mae, Pool #AO4385	3.50	6/1/42	269
54	Fannie Mae, Pool #AV6407	3.50	2/1/29	57
1,342	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,380
102	Fannie Mae, Pool #310139	3.50	11/1/25	106
344	Fannie Mae, Pool #AS3133	3.50	8/1/44	353
293	Fannie Mae, Pool #AJ8476	3.50	12/1/41	302
169	Fannie Mae, Pool #AS4772	3.50	4/1/45	173
336	Fannie Mae, Pool #AS4773	3.50	4/1/45	344
210	Fannie Mae, Pool #AS5696	3.50	8/1/45	215
294	Fannie Mae, Pool #AS7239	3.50	5/1/46	301
560	Fannie Mae, Pool #AL1717	3.50	5/1/27	583
77	Fannie Mae, Pool #AK0706	3.50	2/1/27	81
369	Fannie Mae, Pool #AS7388	3.50	6/1/46	378
1,340	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,377
269	Fannie Mae, Pool #AS5068	3.50	6/1/45	276
32	Fannie Mae, Pool #AJ6181	3.50	12/1/26	33
37	Fannie Mae, Pool #AW9041	4.00	8/1/44	39
264	Fannie Mae, Pool #AY1595	4.00	1/1/45	277
44	Fannie Mae, Pool #AS7028	4.00	4/1/46	47
281	Fannie Mae, Pool #AZ7362	4.00	11/1/45	295
214	Fannie Mae, Pool #AV2340	4.00	12/1/43	225
69	Fannie Mae, Pool #AT3872	4.00	6/1/43	73
19	Fannie Mae, Pool #AZ8874	4.00	9/1/45	20
90	Fannie Mae, Pool #G08694	4.00	2/1/46	95
203	Fannie Mae, Pool #AS3903	4.00	11/1/44	213
53	Fannie Mae, Pool #AS3448	4.00	9/1/44	55
267	Fannie Mae, Pool #AX0841	4.00	9/1/44	280
228	Fannie Mae, Pool #AS2498	4.00	5/1/44	239
177	Fannie Mae, Pool #AS3468	4.00	10/1/44	185
273	Fannie Mae, Pool #AS3467	4.00	10/1/44	286
123	Fannie Mae, Pool #BC5559	4.00	3/1/46	129
123	Fannie Mae, Pool #AY8981	4.00	8/1/45	129
258	Fannie Mae, Pool #AS3216	4.00	9/1/44	271
298	Fannie Mae, Pool #BA6910	4.00	2/1/46	312
106	Fannie Mae, Pool #BA0847	4.00	3/1/46	111
197	Fannie Mae, Pool #AY1377	4.00	4/1/45	207
71	Fannie Mae, Pool #AW5109	4.00	8/1/44	75
227	Fannie Mae, Pool #AW5063	4.00	7/1/44	238
272	Fannie Mae, Pool #AS3293	4.00	9/1/44	285
48	Fannie Mae, Pool #AY2291	4.00	3/1/45	50
1,409	Fannie Mae, Pool #190405	4.00	10/1/40	1,482
143	Fannie Mae, Pool #MA3245	4.00	11/20/45	151
688	Fannie Mae, Pool #AJ5303	4.00	11/1/41	725
743	Fannie Mae, Pool #AJ7689	4.00	12/1/41	783
40	Fannie Mae, Pool #AS2117	4.00	4/1/44	42
268	Fannie Mae, Pool #MA3377	4.00	1/20/46	283
179	Fannie Mae, Pool #MA3737	4.00	6/20/46	190
585	Fannie Mae, Pool #AS0531	4.00	9/1/43	618
50	Fannie Mae, Pool #AH3394	4.00	1/1/41	52
191	Fannie Mae, Pool #AL7347	4.00	9/1/45	200
582	Fannie Mae, Pool #AJ7857	4.00	12/1/41	612
1,195	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,258
277	Fannie Mae, Pool #MA0641	4.00	2/1/31	293
96	Fannie Mae, Pool #MA0493	4.00	8/1/30	102
168	Fannie Mae, Pool #AC7328	4.00	12/1/39	176
420	Fannie Mae, Pool #AH5859	4.00	2/1/41	442
331	Fannie Mae, Pool #AL8387	4.00	3/1/46	347
263	Fannie Mae, Pool #AO2959	4.00	5/1/42	277
21	Fannie Mae, Pool #MA2536	4.00	2/1/36	22

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$119	Fannie Mae, Pool #AB1389	4.50	8/1/40	$128
14	Fannie Mae, Pool #310112	4.50	6/1/19	14
202	Fannie Mae, Pool #AA9781	4.50	7/1/24	213
40	Fannie Mae, Pool #AA0860	4.50	1/1/39	43
52	Fannie Mae, Pool #982892	4.50	5/1/23	55
53	Fannie Mae, Pool #AU5302	4.50	10/1/43	57
255	Fannie Mae, Pool #AB3192	4.50	6/1/41	274
48	Fannie Mae, Pool #AB1470	4.50	9/1/40	52
221	Fannie Mae, Pool #AL4450	4.50	12/1/43	237
275	Fannie Mae, Pool #AD8529	4.50	8/1/40	296
289	Fannie Mae, Pool #AE0217	4.50	8/1/40	311
692	Fannie Mae, Pool #AL1107	4.50	11/1/41	745
6	Fannie Mae, Pool #254720	4.50	5/1/18	6
2	Fannie Mae, Pool #AB0339	4.50	1/1/20	2
164	Fannie Mae, Pool #MA0481	4.50	8/1/30	176
129	Fannie Mae, Pool #AS2276	4.50	4/1/44	139
272	Fannie Mae, Pool #AI4815	4.50	6/1/41	293
16	Fannie Mae, Pool #AW7048	4.50	6/1/44	17
625	Fannie Mae, Pool #AH9055	4.50	4/1/41	673
741	Fannie Mae, Pool #AH7521	4.50	3/1/41	798
51	Fannie Mae, Pool #AH6790	4.50	3/1/41	55
72	Fannie Mae, Pool #AS0861	4.50	10/1/43	78
203	Fannie Mae, Pool #AS1638	4.50	2/1/44	218
276	Fannie Mae, Pool #MA2756	4.50	4/20/45	295
1,069	Fannie Mae, Pool #889117	5.00	10/1/35	1,172
22	Fannie Mae, Pool #725504	5.00	1/1/19	23
2	Fannie Mae, Pool #868986	5.00	5/1/21	2
262	Fannie Mae, Pool #AS0837	5.00	10/1/43	286
115	Fannie Mae, Pool #836750	5.00	10/1/35	126
79	Fannie Mae, Pool #796663	5.00	9/1/19	81
126	Fannie Mae, Pool #AS0575	5.00	9/1/43	138
56	Fannie Mae, Pool #890621	5.00	5/1/42	61
52	Fannie Mae, Pool #890603	5.00	8/1/41	57
223	Fannie Mae, Pool #AL5788	5.00	5/1/42	244
225	Fannie Mae, Pool #AH5988	5.00	3/1/41	246
59	Fannie Mae, Pool #725238	5.00	3/1/34	64
1,626	Fannie Mae, Pool #890221	5.50	12/1/33	1,820
5	Fannie Mae, Pool #A69671	5.50	12/1/37	5
11	Fannie Mae, Pool #AL0725	5.50	6/1/24	12
27	Fannie Mae, Pool #929451	5.50	5/1/38	30
62	Fannie Mae, Pool #976945	5.50	2/1/23	65
31	Fannie Mae, Pool #909662	5.50	2/1/22	33
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
980	Fannie Mae, Pool #725228	6.00	3/1/34	1,121
247	Fannie Mae, Pool #889984	6.50	10/1/38	277
125	Fannie Mae, 15 YR TBA	2.00	4/25/30	122
1,025	Fannie Mae, 15 YR TBA	2.50	4/25/31	1,025
100	Fannie Mae, 15 YR TBA	3.00	5/25/32	102
125	Fannie Mae, 15 YR TBA	3.00	4/25/32	128
2,475	Fannie Mae, 30 YR TBA	3.00	4/25/46	2,454
800	Fannie Mae, 30 YR TBA	3.50	4/25/46	818
250	Fannie Mae, 30 YR TBA	3.50	5/25/47	255
350	Fannie Mae, 30 YR TBA	4.00	4/25/47	367
175	Fannie Mae, 30 YR TBA	4.00	5/25/47	183
80	Freddie Mac, Pool #G18547	2.00	3/1/30	78
72	Freddie Mac, Pool #J25759	2.00	8/1/28	70
156	Freddie Mac, Pool #J25777	2.00	9/1/28	152
187	Freddie Mac, Pool #849138 (a)	2.38	10/1/43	191
119	Freddie Mac, Pool #849578 (a)	2.42	12/1/44	122
285	Freddie Mac, Pool #G18568	2.50	9/1/30	285
259	Freddie Mac, Pool #J23440	2.50	4/1/28	262
50	Freddie Mac, Pool #Q42878	2.50	9/1/46	48
103	Freddie Mac, Pool #J25585	2.50	9/1/28	104
49	Freddie Mac, Pool #C91904	2.50	11/1/36	48
286	Freddie Mac, Pool #G18470	2.50	6/1/28	290

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$127	Freddie Mac, Pool #G18485	2.50	10/1/28	$128
43	Freddie Mac, Pool #G18472	2.50	7/1/28	44
20	Freddie Mac, Pool #J30875	2.50	3/1/30	20
242	Freddie Mac, Pool #G18533	2.50	12/1/29	243
264	Freddie Mac, Pool #G18459	2.50	3/1/28	267
337	Freddie Mac, Pool #J26408	2.50	11/1/28	341
200	Freddie Mac, Pool #G18635	2.50	3/1/32	200
150	Freddie Mac, Pool #J36516	2.50	3/1/32	150
263	Freddie Mac, Pool #J18954	2.50	4/1/27	266
85	Freddie Mac, Pool #C09026	2.50	2/1/43	81
196	Freddie Mac, Pool #J35896	2.50	12/1/31	196
146	Freddie Mac, Pool #J35643	2.50	11/1/31	146
11	Freddie Mac, Pool #1G2883 (a)	3.00	6/1/38	11
1,293	Freddie Mac, Pool #G08537	3.00	7/1/43	1,287
399	Freddie Mac, Pool #G08635	3.00	4/1/45	395
585	Freddie Mac, Pool #G08534	3.00	6/1/43	583
321	Freddie Mac, Pool #G08525	3.00	5/1/43	320
227	Freddie Mac, Pool #C04422	3.00	12/1/42	227
65	Freddie Mac, Pool #J33135	3.00	11/1/30	66
59	Freddie Mac, Pool #J29932	3.00	11/1/29	60
76	Freddie Mac, Pool #G08540	3.00	8/1/43	75
178	Freddie Mac, Pool #AZ0538	3.00	9/1/30	182
271	Freddie Mac, Pool #C91581	3.00	11/1/32	277
102	Freddie Mac, Pool #C91798	3.00	12/1/34	103
132	Freddie Mac, Pool #C91819	3.00	4/1/35	134
40	Freddie Mac, Pool #C91826	3.00	5/1/35	40
140	Freddie Mac, Pool #C91707	3.00	6/1/33	143
22	Freddie Mac, Pool #J17111	3.00	10/1/26	23
305	Freddie Mac, Pool #C04446	3.00	1/1/43	304
44	Freddie Mac, Pool #J14241	3.00	1/1/26	45
190	Freddie Mac, Pool #C91724	3.00	9/1/33	194
331	Freddie Mac, Pool #C04619	3.00	3/1/43	330
22	Freddie Mac, Pool #Q18882	3.00	5/1/43	22
76	Freddie Mac, Pool #Q19754	3.00	7/1/43	76
25	Freddie Mac, Pool #Q39527	3.00	3/1/46	24
17	Freddie Mac, Pool #Q13086	3.00	11/1/42	17
244	Freddie Mac, Pool #Q41795	3.00	7/1/46	242
64	Freddie Mac, Pool #Q18599	3.00	6/1/43	63
49	Freddie Mac, Pool #C91905	3.00	11/1/36	50
18	Freddie Mac, Pool #C91809	3.00	2/1/35	18
199	Freddie Mac, Pool #Q20067	3.00	7/1/43	198
380	Freddie Mac, Pool #Q16222	3.00	3/1/43	378
623	Freddie Mac, Pool #Q21065	3.00	8/1/43	620
151	Freddie Mac, Pool #G08680	3.00	12/1/45	150
296	Freddie Mac, Pool #G08737	3.00	12/1/46	294
337	Freddie Mac, Pool #G18514	3.00	6/1/29	346
312	Freddie Mac, Pool #G15217	3.00	11/1/29	320
137	Freddie Mac, Pool #G08648	3.00	6/1/45	136
199	Freddie Mac, Pool #G08750	3.00	2/1/47	198
433	Freddie Mac, Pool #G08653	3.00	7/1/45	429
396	Freddie Mac, Pool #G08741	3.00	1/1/47	393
169	Freddie Mac, Pool #G08640	3.00	5/1/45	167
271	Freddie Mac, Pool #G18518	3.00	7/1/29	278
80	Freddie Mac, Pool #G18575	3.00	11/1/30	82
236	Freddie Mac, Pool #G18531	3.00	11/1/29	242
197	Freddie Mac, Pool #G08732	3.00	11/1/46	195
66	Freddie Mac, Pool #G18534	3.00	12/1/29	67
274	Freddie Mac, Pool #G15145	3.00	7/1/29	282
120	Freddie Mac, Pool #G18582	3.00	1/1/31	123
212	Freddie Mac, Pool #G18569	3.00	9/1/30	218
585	Freddie Mac, Pool #G08623	3.50	1/1/45	599
538	Freddie Mac, Pool #G08627	3.50	2/1/45	551
74	Freddie Mac, Pool #J27494	3.50	2/1/29	78
22	Freddie Mac, Pool #C91760	3.50	5/1/34	22
227	Freddie Mac, Pool #C91456	3.50	6/1/32	237
206	Freddie Mac, Pool #C91403	3.50	3/1/32	215

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$264	Freddie Mac, Pool #AY5303	3.50	3/1/45	$271
77	Freddie Mac, Pool #G30776	3.50	7/1/35	79
385	Freddie Mac, Pool #G08641	3.50	5/1/45	395
181	Freddie Mac, Pool #G08698	3.50	3/1/46	185
340	Freddie Mac, Pool #Q20860	3.50	8/1/43	349
497	Freddie Mac, Pool #G08650	3.50	6/1/45	509
195	Freddie Mac, Pool #G08706	3.50	5/1/46	199
172	Freddie Mac, Pool #J26144	3.50	10/1/23	179
86	Freddie Mac, Pool #Q31134	3.50	2/1/45	88
205	Freddie Mac, Pool #Q37449	3.50	11/1/45	210
145	Freddie Mac, Pool #Q36040	3.50	9/1/45	148
228	Freddie Mac, Pool #Q08903	3.50	6/1/42	234
532	Freddie Mac, Pool #G08554	3.50	10/1/43	546
23	Freddie Mac, Pool #E02735	3.50	10/1/25	24
613	Freddie Mac, Pool #G08636	3.50	4/1/45	628
417	Freddie Mac, Pool #G08681	3.50	12/1/45	427
63	Freddie Mac, Pool #MA2495	3.50	12/31/49	64
167	Freddie Mac, Pool #G08702	3.50	4/1/46	171
436	Freddie Mac, Pool #G08693	3.50	2/1/46	446
362	Freddie Mac, Pool #G08632	3.50	3/1/45	371
354	Freddie Mac, Pool #G08654	3.50	7/1/45	362
75	Freddie Mac, Pool #C03920	3.50	5/1/42	77
203	Freddie Mac, Pool #G08687	3.50	1/1/46	208
120	Freddie Mac, Pool #G08599	3.50	8/1/44	123
309	Freddie Mac, Pool #J15105	3.50	4/1/26	323
1,127	Freddie Mac, Pool #G08495	3.50	6/1/42	1,157
158	Freddie Mac, Pool #Q04087	3.50	10/1/41	163
348	Freddie Mac, Pool #G08667	3.50	9/1/45	356
280	Freddie Mac, Pool #Q09896	3.50	8/1/42	287
165	Freddie Mac, Pool #Q06749	3.50	3/1/42	170
218	Freddie Mac, Pool #Q08998	3.50	6/1/42	224
148	Freddie Mac, Pool #Q12052	3.50	10/1/42	152
68	Freddie Mac, Pool #J14232	3.50	1/1/21	70
119	Freddie Mac, Pool #G08605	3.50	9/1/44	122
484	Freddie Mac, Pool #G08562	3.50	1/1/44	498
252	Freddie Mac, Pool #C09070	4.00	12/1/44	264
134	Freddie Mac, Pool #AY0025	4.00	2/1/45	140
36	Freddie Mac, Pool #J12435	4.00	6/1/25	38
105	Freddie Mac, Pool #C91765	4.00	5/1/34	111
393	Freddie Mac, Pool #G08669	4.00	9/1/45	412
115	Freddie Mac, Pool #C91738	4.00	11/1/33	122
1,111	Freddie Mac, Pool #A96286	4.00	1/1/41	1,168
468	Freddie Mac, Pool #G08660	4.00	8/1/45	491
144	Freddie Mac, Pool #J11263	4.00	11/1/19	148
80	Freddie Mac, Pool #G08672	4.00	10/1/45	84
21	Freddie Mac, Pool #G08642	4.00	5/1/45	22
210	Freddie Mac, Pool #G08459	4.00	9/1/41	221
133	Freddie Mac, Pool #G08601	4.00	8/1/44	140
220	Freddie Mac, Pool #G08567	4.00	1/1/44	231
333	Freddie Mac, Pool #G06506	4.00	12/1/40	351
156	Freddie Mac, Pool #G14453	4.00	6/1/26	165
92	Freddie Mac, Pool #G08483	4.00	3/1/42	97
271	Freddie Mac, Pool #G08618	4.00	12/1/44	285
291	Freddie Mac, Pool #G08616	4.00	11/1/44	305
35	Freddie Mac, Pool #G08633	4.00	3/1/45	37
289	Freddie Mac, Pool #G08588	4.00	5/1/44	304
275	Freddie Mac, Pool #G08595	4.00	7/1/44	288
192	Freddie Mac, Pool #G08637	4.00	4/1/45	201
16	Freddie Mac, Pool #Q27456	4.00	7/1/44	17
220	Freddie Mac, Pool #Q27594	4.00	8/1/44	231
293	Freddie Mac, Pool #Q24955	4.00	2/1/44	309
173	Freddie Mac, Pool #AZ8067	4.00	9/1/45	181
167	Freddie Mac, Pool #Q34081	4.00	6/1/45	175
176	Freddie Mac, Pool #G08596	4.50	7/1/44	188
54	Freddie Mac, Pool #Q25432	4.50	3/1/44	58
36	Freddie Mac, Pool #C09059	4.50	3/1/44	39
153	Freddie Mac, Pool #A90437	4.50	1/1/40	164

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$242	Freddie Mac, Pool #A97495	4.50	3/1/41	$260
62	Freddie Mac, Pool #Q22671	4.50	11/1/43	67
2,026	Freddie Mac, Pool #A97692	4.50	3/1/41	2,178
60	Freddie Mac, Pool #J09311	4.50	2/1/24	62
7	Freddie Mac, Pool #357316	4.50	12/1/17	7
76	Freddie Mac, Pool #E02862	4.50	3/1/26	81
48	Freddie Mac, Pool #J07849	4.50	5/1/23	51
88	Freddie Mac, Pool #J09503	4.50	4/1/24	91
357	Freddie Mac, Pool #G04913	5.00	3/1/38	390
786	Freddie Mac, Pool #C01598	5.00	8/1/33	864
53	Freddie Mac, Pool #G05205	5.00	1/1/39	58
24	Freddie Mac, Pool #G07068	5.00	7/1/41	26
294	Freddie Mac, Pool #Q00763	5.00	5/1/41	322
78	Freddie Mac, Pool #G13255	5.00	7/1/23	83
5	Freddie Mac, Pool #G06091	5.50	5/1/40	5
892	Freddie Mac, Pool #G01665	5.50	3/1/34	1,003
111	Freddie Mac, Pool #G06031	5.50	3/1/40	123
53	Freddie Mac, Pool #G05709	6.00	6/1/38	60
25	Freddie Mac, Pool #A62706	6.00	6/1/37	28
433	Freddie Mac, Pool #G02794	6.00	5/1/37	491
89	Freddie Mac, Pool #G03551	6.00	11/1/37	100
600	Freddie Mac, Gold 15 YR TBA	2.50	4/15/31	600
50	Freddie Mac, Gold 15 YR TBA	2.50	5/15/31	50
100	Freddie Mac, Gold 15 YR TBA	3.00	4/15/31	103
3,175	Freddie Mac, Gold 30 YR TBA	3.00	4/15/47	3,144
25	Freddie Mac, Gold 30 YR TBA	3.00	5/15/46	25
225	Freddie Mac, Gold 30 YR TBA	3.50	5/15/47	230
525	Freddie Mac, Gold 30 YR TBA	3.50	4/15/46	537
225	Freddie Mac, Gold 30 YR TBA	4.00	4/15/47	236
150	Freddie Mac, Gold 30 YR TBA	4.00	5/15/47	157
93	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	95
109	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	111
58	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	59
50	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	48
103	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	100
60	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	61
22	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	21
199	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	194
106	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	107
21	Government National Mortgage Association, Pool #711729	2.50	3/15/43	21
36	Government National Mortgage Association, Pool #776954	2.50	11/15/42	35
307	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	311
427	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	433
48	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	49
299	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	302
298	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	301
300	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	303
163	Government National Mortgage Association, Pool #779084	3.00	4/15/42	166
127	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	131
166	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	168
313	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	317
1,761	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,783
119	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	120
42	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	42
317	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	320
79	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	80
366	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	371
281	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	284
265	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	267
283	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	286
107	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	111
283	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	286
109	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	110
336	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	340
40	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	41
66	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	68

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$306	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	$310
302	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	314
318	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	330
38	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	40
451	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	470
523	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	545
493	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	514
222	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	231
44	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	46
253	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	263
307	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	318
174	Government National Mortgage Association, Pool #778157	3.50	3/15/42	181
55	Government National Mortgage Association, Pool #796271	3.50	7/15/42	57
379	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	395
439	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	458
976	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	1,017
301	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	313
129	Government National Mortgage Association, Pool #738602	3.50	8/15/26	134
258	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	268
187	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	195
719	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	747
218	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	227
223	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	231
448	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	464
213	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	221
27	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	29
532	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	552
129	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	134
98	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	101
982	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	1,019
93	Government National Mortgage Association, Pool #740798	3.50	1/15/42	97
326	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	345
140	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	148
127	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	134
288	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	304
268	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	283
386	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	408
146	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	154
393	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	415
111	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	118
232	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	245
50	Government National Mortgage Association, Pool #766495	4.00	10/15/41	53
154	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	163
116	Government National Mortgage Association, Pool #753254	4.00	9/15/43	123
729	Government National Mortgage Association, Pool #005139	4.00	8/20/41	776
56	Government National Mortgage Association, Pool #740068	4.00	9/15/40	59
120	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	127
96	Government National Mortgage Association, Pool #738710	4.00	9/15/41	102
51	Government National Mortgage Association, Pool #004922	4.00	1/20/41	54
52	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	55
97	Government National Mortgage Association, Pool #MA3455	4.00	1/20/46	103
219	Government National Mortgage Association, Pool #713876	4.00	8/15/39	232
87	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	92
295	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	312
88	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	94
201	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	212
195	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	207
170	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	179
263	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	279
57	Government National Mortgage Association, Pool #779401	4.00	6/15/42	60
334	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	353
1,009	Government National Mortgage Association, Pool #004801	4.50	9/20/40	1,090
933	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,010
60	Government National Mortgage Association, Pool #729511	4.50	4/15/40	64
186	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	199
223	Government National Mortgage Association, Pool #005260	4.50	12/20/41	241
80	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	86

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$264	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	$285
118	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	126
59	Government National Mortgage Association, Pool #738793	4.50	9/15/41	63
351	Government National Mortgage Association, Pool #717148	4.50	5/15/39	377
132	Government National Mortgage Association, Pool #694531	5.00	11/15/38	145
86	Government National Mortgage Association, Pool #712690	5.00	4/15/39	96
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
282	Government National Mortgage Association, Pool #782523	5.00	11/15/35	312
167	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	180
922	Government National Mortgage Association, Pool #004559	5.00	10/20/39	1,020
30	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	32
148	Government National Mortgage Association, Pool #604285	5.00	5/15/33	163
44	Government National Mortgage Association, Pool #782468	5.00	11/15/38	49
59	Government National Mortgage Association, Pool #675179	5.00	3/15/38	64
207	Government National Mortgage Association, Pool #783284	5.50	6/20/40	230
28	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	32
135	Government National Mortgage Association, Pool #510835	5.50	2/15/35	152
62	Government National Mortgage Association, Pool #658181	5.50	11/15/36	70
123	Government National Mortgage Association, Pool #004245	6.00	9/20/38	140
268	Government National Mortgage Association, Pool #781959	6.00	7/15/35	310
106	Government National Mortgage Association, Pool #004222	6.00	8/20/38	121
43	Government National Mortgage Association, Pool #699237	6.50	9/15/38	49
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
17	Government National Mortgage Association, Pool #695773	6.50	11/15/38	19
75	Government National Mortgage Association, 30 YR TBA	2.50	5/20/46	73
5,150	Government National Mortgage Association, 30 YR TBA	3.00	4/20/47	5,194
150	Government National Mortgage Association, 30 YR TBA	3.00	5/20/46	151
975	Government National Mortgage Association, 30 YR TBA	3.50	5/20/47	1,009
3,775	Government National Mortgage Association, 30 YR TBA	3.50	4/20/47	3,913
100	Government National Mortgage Association, 30 YR TBA	4.00	4/20/47	106
175	Government National Mortgage Association, 30 YR TBA	4.00	5/20/47	185

	Total U.S. Government Agency Mortgages			158,317

	Yankee Dollars — 0.23%
91	Bank of Nova Scotia(Banks)	1.85	4/14/20	90
91	Bank of Nova Scotia(Banks)	2.13	9/11/19	91
137	Royal Bank of Canada(Banks)	1.88	2/5/20	137
91	Royal Bank of Canada(Banks)	2.20	9/23/19	91

	Total Yankee Dollars			409

	Mutual Fund — 16.28%
29,220	State Street Institutional Treasury Plus Money Market Fund (b)	0.52		29,220

	Total Mutual Fund			29,220

	Total Investments Before TBA Sale Commitments (cost $200,032) — 111.54%			200,191
	TBA Sale Commitments (c) — (1.91)%
$(775)	Fannie Mae, 15 YR TBA	4.00	4/25/31	(801)
(25)	Fannie Mae, 15 YR TBA	3.50	4/25/32	(26)
(700)	Fannie Mae, 30 YR TBA	5.00	4/25/46	(765)
(75)	Fannie Mae, 30 YR TBA	4.50	4/25/47	(80)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	4/15/31	(103)
(175)	Freddie Mac, Gold 15 YR TBA	4.50	4/15/32	(179)
(450)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/47	(482)
(225)	Freddie Mac, Gold 30 YR TBA	5.00	4/15/47	(245)
(50)	Government National Mortgage Association, 30 YR TBA	5.00	5/20/46	(54)
(150)	Government National Mortgage Association, 30 YR TBA	5.00	4/20/46	(161)
(50)	Government National Mortgage Association, 30 YR TBA	3.50	5/15/45	(52)
(25)	Government National Mortgage Association, 30 YR TBA	3.00	5/15/45	(25)
(100)	Government National Mortgage Association, 30 YR TBA	5.00	5/15/46	(109)
(325)	Government National Mortgage Association, 30 YR TBA	4.50	4/15/47	(347)

	Total TBA Sale Commitments			(3,429)

	Liabilities in excess of other assets — (9.63)%			(17,286)

	Net Assets — 100.00%			$179,476

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2017.

(b)	The rate disclosed is the rate in effect on March 31, 2017.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.49%	—	1.49%
Collateralized Mortgage Obligations	5.33%	—	5.33%
U.S. Government Agency Mortgages	88.21%	—	88.21%
Yankee Dollars	0.23%	—	0.23%
Mutual Fund	9.82%	6.46%	16.28%
TBA Sale Commitments	-1.91%	—	-1.91%
Other Assets (Liabilities)	-9.63%	0.00%	-9.63%

Total Net Assets	93.54%	6.46%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.43%
	Arizona — 5.30%
$650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	$657
275	Arizona State Water Infrastructure Finance Authority Water Quality Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	292

				949

	Connecticut — 1.68%
300	Connecticut State Special Tax Obligation Revenue, Series A	3.00	8/1/17	302

	Florida — 8.26%
75	Broward County Florida School Board Revenue, Series A (NATL-RE) (Pre-Refunded/Escrowed to Maturity)	4.50	7/1/23	76
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	493
445	Orange County Florida Tourist Development Tax Revenue, Series A (Insurance/Program – NATL-RE)	5.00	10/1/17	455
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	451

				1,475

	Illinois — 5.52%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	467
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	519

				986

	Iowa — 5.65%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	486
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	522

				1,008

	Maryland — 2.79%
450	Maryland State, GO, Series A	5.00	3/1/20	499

	Michigan — 5.52%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	426
500	Oakland University Michigan Revenue	5.00	3/1/21	561

				987

	New Jersey — 0.79%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	141

	New Mexico — 5.15%
375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	406
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	514

				920

	New York — 12.56%
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	422
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	317
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,218
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	288

				2,245

	Pennsylvania — 6.07%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	590
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	495

				1,085

	South Carolina — 2.19%
350	South Carolina State Public Service Authority Revenue, Series B	5.00	12/1/22	391

	Tennessee — 2.99%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	535

	Texas — 18.69%
240	Austin Texas Contractual Obligation, GO	5.00	5/1/19	259
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	507
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	499

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$440	Hidalgo County Texas, GO	4.00	8/15/18	$458
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	406
250	New Braunfels Texas, GO	5.00	2/1/19	268
405	Nueces County Texas, GO	5.00	2/15/19	434
490	Rockwall Texas, GO	4.00	8/1/18	510

				3,341

	Washington — 14.11%
420	Grant County Washington Public Utility District Revenue, Series I	5.00	1/1/19	447
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	241
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	150
200	Seattle Waste Water System Revenue	5.00	9/1/17	203
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	537
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/30	493
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/33	450

				2,521

	Wisconsin — 1.16%
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00	6/1/19	208

	Total Municipal Bonds			17,593

	Mutual Fund — 0.43%
77	State Street Institutional Treasury Plus Money Market Fund (a)	0.52		77

	Total Mutual Fund			77

	Total Investments (cost $17,650) — 98.86%			17,670
	Other assets in excess of liabilities — 1.14%			204

	Net Assets — 100.00%			$17,874

(a)	The rate disclosed is the rate in effect on March 31, 2017.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

As of March 31, 2017, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.86%
	Alabama — 0.43%
$1,400	Birmingham Alabama WaterWorks Board Water Revenue, Series B	5.00	1/1/24	$1,638

	Alaska — 0.66%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,510

	Arizona — 2.33%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,713
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25	12/1/24	1,169
5,250	Tucson Arizona Water System Revenue, Series A	5.00	7/1/21	5,984

				8,866

	Arkansas — 0.36%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,373

	California — 7.24%
1,500	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	1,629
1,500	California State, GO	5.00	8/1/24	1,793
2,930	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25	7/1/22	2,939
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,145
4,155	California State Public Works Board Lease Revenue, Series D	5.00	4/1/24	4,912
1,500	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00	6/1/21	1,690
1,000	Los Angeles California Department of Airports Revenue	5.00	5/15/23	1,159
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,894
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	5,804
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,405
65	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	66

				27,436

	Colorado — 3.31%
2,000	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	2,131
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3 (a)	5.00	10/1/38	5,541
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00	3/1/25	1,470
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,245
1,750	Denver City & County Colorado Airport Revenue, Series A	5.00	11/15/23	2,062

				12,449

	Connecticut — 1.21%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,843
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00	8/1/20	1,744

				4,587

	District of Columbia — 0.47%
1,500	District of Columbia University Revenue	5.00	4/1/25	1,780

	Florida — 10.25%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,163
1,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	1,622
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,470
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	4,954

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00	10/1/21	$1,450
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,232
1,615	Lee County Florida Solid Waste System Revenue, AMT	5.00	10/1/22	1,790
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,788
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,181
2,000	Orange County Florida Tourist Development Tax Revenue	5.00	10/1/20	2,235
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00	10/1/25	3,862
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00	11/15/21	1,673
1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	2,100
1,750	South Florida Water Management District Corps, CP	5.00	10/1/21	1,994
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,295

				38,809

	Georgia — 3.14%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	1,170
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/23	1,456
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00	7/1/24	1,885
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,473
2,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00	3/15/19	2,131
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00	1/1/21	1,784

				11,899

	Illinois — 3.85%
96	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Continuously Callable @ 100.00 (b)	7.46	2/15/26	68
1,000	Chicago Illinois Wastewater Transmission Revenue, Series C	5.00	1/1/21	1,089
1,205	Chicago Illinois Water Revenue	4.00	11/1/19	1,268
1,500	Chicago Illinois Water Revenue	4.00	11/1/21	1,604
1,240	Illinois State Finance Authority Revenue, Series B	5.00	5/1/22	1,421
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,680
2,240	Metropolitan Pier & Exposition Authority Revenue, Series B (ST APPROP)	5.00	12/15/20	2,405
1,500	Metropolitan Pier & Exposition Authority Revenue, Series B (ST APPROP)	5.00	12/15/22	1,632
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00	12/1/22	853
2,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	2,599

				14,619

	Indiana — 1.33%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,151
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1, AMT	5.00	1/1/21	2,788
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,099

				5,038

	Louisiana — 2.54%
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,276
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,372

				9,648

	Maryland — 2.53%
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00	7/1/22	1,145
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, AMT, Callable 11/30/21 @ 100.00	5.00	3/31/24	1,104
4,040	Maryland State Stadium Authority Revenue	5.00	5/1/24	4,803
2,110	Montgomery County Maryland, GO, Series A	5.00	12/1/23	2,523

				9,575

	Massachusetts — 3.51%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,045

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	$2,550
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,403
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,258

				13,256

	Michigan — 3.37%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,092
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,239
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00	7/1/21	4,491
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00	7/1/21	1,118
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,707
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,077

				12,724

	Minnesota — 0.36%
1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00	1/1/22	1,378

	Missouri — 1.95%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,767
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,795
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,652
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,157

				7,371

	Nevada — 2.51%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	4,047
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,541

				9,588

	New Jersey — 2.70%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	810
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	3,963
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,437

				10,210

	New Mexico — 0.26%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada) (a)	1.18	2/1/19	993

	New York — 10.27%
2,000	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/1/18 @ 100.00 (a)	1.43	5/1/33	2,010
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,458
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,330
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00	11/15/20	1,125
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,282
2,500	New York State, GO, Series C	5.00	8/1/23	2,940
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,743
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,734
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,315
3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00	2/15/23	3,519

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$1,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	$1,551
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,610
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,302
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/23	5,240
2,500	TSASC, Inc. New York Revenue, Series B	5.00	6/1/22	2,766

				38,925

	North Carolina — 0.31%
1,000	North Carolina State Turnpike Authority Revenue (AGM)	5.00	1/1/24	1,158

	Ohio — 1.17%
540	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (AGC)	5.00	5/1/22	578
915	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, Continuously Callable @ 100.00 (MBIA) (Pre-Refunded/Escrowed to Maturity)	5.50	10/15/25	1,050
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,814

				4,442

	Oklahoma — 0.38%
1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00	6/1/22	1,472

	Pennsylvania — 2.75%
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	2,888
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,364
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00	9/1/21	2,688
1,400	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B (GO of University) (Pre-Refunded/Escrowed to Maturity)	5.50	9/15/21	1,519

				10,459

	Rhode Island — 0.89%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,256
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A, AMT	5.00	12/1/22	1,099

				3,355

	South Carolina — 1.03%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,888

	Tennessee — 0.60%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,257

	Texas — 16.29%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00	2/15/25	2,399
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,865
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,173
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	4,023
20	Dallas Texas, GO, Series A, (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/18	21
1,100	Denton Texas Utility System Revenue	5.00	12/1/22	1,276
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,361
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,149
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,592
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00	11/15/23	2,434
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,643
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,219
2,500	Houston Texas Utility System Revenue, Callable 11/1/19 @ 100.00 (a)	1.81	5/15/34	2,499
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,140
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,132

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	$1,151
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,254
1,000	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	1,102
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	1,937
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,841
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00	6/15/24	1,194
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/21	2,263
2,345	Retama Texas Development Corp. Special Facilities Revenue, (Pre-Refunded/Escrowed to Maturity)	8.75	12/15/18	2,631
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,163
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,577
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,358
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,737
4,365	Texas State College Student Loan, GO	5.00	8/1/22	5,037
3,000	University of Texas Revenue, Series E	5.00	8/15/23	3,557

				61,728

	Virginia — 0.92%
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/22	1,153
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/23	1,171
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/24	1,185

				3,509

	Washington — 3.68%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,289
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,165
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,835
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,605
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,139
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00	4/1/22	1,141
2,500	Washington State, GO, Series B	5.00	7/1/23	2,949
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,831

				13,954

	Wisconsin — 1.26%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/22	1,142
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	1,156
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,140
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00	11/15/22	1,345

				4,783

	Total Municipal Bonds			355,677

	Corporate Bond — 0.00%
3,939	ASC Equipment(Trading Companies & Distributors) (c)	5.13	3/1/08	—

	Total Corporate Bond			—

	Time Deposit — 0.11%
435	State Street Liquidity Management Control System Eurodollar Time Deposit	0.02	4/3/17	435

	Total Time Deposit			435

	Mutual Fund — 5.43%
20,565	State Street Institutional Treasury Plus Money Market Fund (c)	0.52		20,565

	Total Mutual Fund			20,565

	Total Investments (cost $377,336) — 99.40%			376,677
	Other assets in excess of liabilities — 0.60%			2,292

	Net Assets — 100.00%			$378,969

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2017. The maturity date represents actual maturity date.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on March 31, 2017.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

ST APPROP — State Appropriations

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC	HC Capital Solutions	Total
Municipal Bonds	93.86%	—	93.86%
Corporate Bond	0.00%	—	0.00%
Time Deposit	0.11%	—	0.11%
Mutual Fund	—	5.43%	5.43%
Other Assets (Liabilities)	0.60%	0.00%	0.60%

Total Net Assets	94.57%	5.43%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2017 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 92.75%
	Alabama — 6.78%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,619
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,612
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,177
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	508

				4,916

	Arizona — 0.92%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	513
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155

				668

	California — 1.53%
620	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	689
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	422

				1,111

	Connecticut — 1.89%
1,200	Connecticut State Special Tax Obligation Revenue, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,367

	Florida — 11.25%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,522
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,620
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	893
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,127
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,269
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,718

				8,149

	Hawaii — 2.33%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,691

	Idaho — 2.04%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,480

	Maryland — 1.99%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,440

	Massachusetts — 1.87%
600	Massachusetts State, GO, Series A	5.00	3/1/23	706
600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	653

				1,359

	Michigan — 1.44%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,043

	Minnesota — 0.59%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	428

	Nebraska — 0.71%
500	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	513

	Nevada — 4.40%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	937
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,325
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	926

				3,188

	New York — 3.37%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,707
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	736

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — March 31, 2017 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
				$2,443

	North Carolina — 2.25%
$1,525	North Carolina State Capital Facilities Finance Agency Educational Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/38	1,629

	Ohio — 10.09%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	801
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,200
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,891
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,532
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,019
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	857

				7,300

	Oklahoma — 1.20%
850	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	859

	Pennsylvania — 3.70%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,582
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,104

				2,686

	South Carolina — 3.18%
1,100	Richland County School District No. 2, GO, Series A (SCSDE) (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/20	1,178
1,000	South Carolina State Public Service Authority Revenue, Series A	5.00	12/1/24	1,123

				2,301

	Texas — 14.59%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Insurance/Program BHAC-CR) (Pre-Refunded/Escrowed to Maturity)	5.25	12/1/48	1,418
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	817
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	618
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,808
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,759
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/21	536
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,002
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,816
515	Webb County Texas, GO	4.50	2/15/19	547
235	Webb County Texas, GO	4.50	2/15/19	250

				10,571

	Washington — 16.63%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	514
1,000	King County Washington, GO	5.25	1/1/23	1,187
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,594
750	King County Washington Sewer Revenue	5.00	1/1/20	826
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,651
450	Skagit County Washington, GO	4.00	12/1/17	459
1,540	City of Spokane Washington Water & WasteWater system Revenue	5.00	12/1/19	1,690
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,665
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,855
600	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	612

				12,053

	Total Municipal Bonds			67,195

	Mutual Fund — 6.13%
4,440	State Street Institutional Treasury Plus Money Market Fund (a)	0.52		4,440

	Total Mutual Fund			4,440

	Total Investments (cost $69,919) — 98.88%			71,635
	Other assets in excess of liabilities — 1.12%			809

	Net Assets — 100.00%			$72,444

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — March 31, 2017 (Unaudited)

(a)	The rate disclosed is the rate in effect on March 31, 2017.

AGM — Assured Guaranty Municipal Corporation

GO — General Obligation

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	92.75%	—	92.75%
Mutual Fund	0.89%	5.24%	6.13%
Other Assets (Liabilities)	1.12%	0.00%	1.12%

Total Net Assets	94.76%	5.24%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments — March 31, 2017 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2017, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The ESG Growth Portfolio and the Catholic SRI Growth Portfolio, however, are currently operating with diversified investment portfolios.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including NASDAQ, are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities:    In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

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Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2017 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$580,571	$—	$—	$580,571
Contingent Rights	—	12	—	12
U.S. Treasury Obligation	—	11	—	11
Time Deposit	—	3,581	—	3,581
Exchange-Traded Fund	1,719	—	—	1,719
Mutual Funds	25,462	—	—	25,462
Repurchase Agreement	—	571	—	571

Total Investments	$607,752	$4,175	$—	$611,927

Other Financial Instruments[1]
Futures	$4	$—	$—	$4
Institutional Value Portfolio
Common Stocks	$714,360	$—	$—	$714,360
Contingent Rights	—	20	—	20
U.S. Treasury Obligation	—	11	—	11
Time Deposit	—	4,754	—	4,754
Exchange-Traded Fund	1,904	—	—	1,904
Mutual Funds	49,994	—	—	49,994
Repurchase Agreement	—	541	—	541

Total Investments	$766,258	$5,326	$—	$771,584

Other Financial Instruments[1]
Futures	$6	$—	$—	$6
Growth Portfolio
Common Stocks	$718,629	$—	$—	$718,629
U.S. Treasury Obligation	—	14	—	14
Time Deposit	—	8,709	—	8,709
Mutual Funds	37,971	—	—	37,971
Repurchase Agreement	—	2,561	—	2,561

Total Investments	$756,600	$11,284	$—	$767,884

Other Financial Instruments[1]
Futures	$45	$—	$—	$45
Institutional Growth Portfolio
Common Stocks	$927,896	$—	$—	$927,896
U.S. Treasury Obligation	—	19	—	19
Time Deposit	—	8,845	—	8,845
Mutual Funds	65,024	—	—	65,024
Repurchase Agreement	—	7,632	—	7,632

Total Investments	$992,920	$16,496	$—	$1,009,416

Other Financial Instruments[1]
Futures	$124	$—	$—	$124
Small Cap-Mid Cap Portfolio
Common Stocks	$98,601	$—	$—	$98,601
Contingent Rights	—	—	—	—
Corporate Bond	—	—	—	—
Time Deposit	—	3,662	—	3,662
Mutual Funds	5,647	—	—	5,647
Repurchase Agreement	—	265	—	265

Total Investments	$104,248	$3,927	$—	$108,175

Other Financial Instruments[1]
Futures	$28	$—	$—	$28
Institutional Small Cap-Mid Cap Portfolio
Common Stocks	$128,341	$—	$—	$128,341
Contingent Rights	—	—	—	—
Time Deposit	—	4,651	—	4,651
Mutual Funds	9,039	—	—	9,039
Repurchase Agreement	—	775	—	775

Total Investments	$137,380	$5,426	$—	$142,806

Other Financial Instruments[1]
Futures	$55	$—	$—	$55

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Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Real Estate Portfolio
Common Stocks	$98,848	$—	$—	$98,848
Mutual Funds	14,676	—	—	14,676

Total Investments	$113,524	$—	$—	$113,524

Other Financial Instruments[1]
Futures	$227	$—	$—	$227
Commodity Portfolio
Common Stocks	$611,947	$15,978	$—	$627,925
Preferred Stocks	6,182	—	—	6,182
Corporate Bonds	—	26,005	—	26,005
Asset Backed Securities	—	57	—	57
Collateralized Mortgage Obligations	—	866	—	866
Certificates of Deposit	—	1,103	—	1,103
Global Bonds	—	589	—	589
U.S. Government Agency Securities	—	6,821	—	6,821
U.S. Treasury Obligations	—	2,781	—	2,781
Yankee Dollars	—	2,776	—	2,776
Time Deposit	—	3,318	—	3,318
Mutual Funds	54,693	—	—	54,693
Purchased Options & Swaptions	66	16	—	82
Repurchase Agreements	—	37,187	—	37,187

Total Investments	$672,888	$97,497	$—	$770,385

Other Financial Instruments[1]
Futures	$(116)	$—	$—	$(116)
Forward Currency Contracts	—	35	—	35
Written Options & Swaptions	—	(22)	—	(22)
Total Return Swap Agreements	—	(42)	—	(42)
Interest Rate Swap Agreements	—	(5)	—	(5)
Commodity Forward Swap Agreements	—	78	—	78
Commodity Swap Agreements	—	204	—	204
Variance Swap Agreements	—	(1)	—	(1)
ESG Growth Portfolio
Common Stocks	$141,089	$—	$—	$141,089
Preferred Stock	45	—	—	45
Mutual Funds	1,068	—	—	1,068

Total Investments	$142,202	$—	$—	$142,202

Catholic SRI Growth Portfolio
Common Stocks	$26,649	$—	$—	$26,649
Preferred Stock	8	—	—	8
Mutual Fund	69	—	—	69

Total Investments	$26,726	$—	$—	$26,726

International Portfolio
Common Stocks	$1,101,247	$—	$—	$1,101,247
Preferred Stocks	19,679	—	—	19,679
Time Deposit	—	12,936	—	12,936
Mutual Funds	36,471	—	—	36,471
Repurchase Agreement	—	16,384	—	16,384

Total Investments	$1,157,397	$29,320	$—	$1,186,717

Other Financial Instruments[1]
Futures	$65	$—	$—	$65
Institutional International Portfolio
Common Stocks	$2,063,998	$—	$—	$2,063,998
Preferred Stocks	22,061	—	—	22,061
Time Deposit	—	15,018	—	15,018
Mutual Funds	243,935	—	—	243,935
Repurchase Agreement	—	39,030	—	39,030

Total Investments	$2,329,994	$54,048	$—	$2,384,042

Other Financial Instruments[1]
Futures	$1,793	$—	$—	$1,793
Emerging Markets Portfolio
Common Stocks	$1,553,437	$25,975	$—	$1,579,412
Preferred Stocks	48,777	—	—	48,777
Rights	—	192	—	192

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio (continued)
Time Deposit	$—	$14,059	$—	$14,059
Exchange-Traded Fund	16,206	—	—	16,206
Mutual Funds	107,079	—	—	107,079
Repurchase Agreement	—	6,117	—	6,117

Total Investments	$1,725,499	$46,343	$—	$1,771,842

Other Financial Instruments[1]
Futures	$2,603	$—	$—	$2,603
Core Fixed Income Portfolio
Asset Backed Securities	$—	$284	$—	$284
Collateralized Mortgage Obligations	—	999	—	999
U.S. Government Agency Mortgages	—	17,742	—	17,742
U.S. Government Agency Securities	—	1,478	—	1,478
Corporate Bonds	—	27,809	—	27,809
U.S. Treasury Obligations	—	29,466	—	29,466
Yankee Dollars	—	4,995	—	4,995
Time Deposit	—	4	—	4
Mutual Funds	6,995	—	—	6,995

Total Investments	$6,995	$82,777	$—	$89,772

TBA Sale Commitments	$—	$(631)	$—	$(631)
Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	$—	$116,984	$—	$116,984
U.S. Government Agency Mortgages	—	5,723	—	5,723
Corporate Bonds	—	348,577	—	348,577
Yankee Dollars	—	78,163	—	78,163
Time Deposit	—	8,406	—	8,406
Exchange-Traded Fund	36,600	—	—	36,600
Mutual Funds	68,290	—	—	68,290
Repurchase Agreement	—	19,537	—	19,537

Total Investments	$104,890	$577,390	$—	$682,280

Other Financial Instruments[1]
Futures	$(15)	$—	$—	$(15)
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$10,253	$—	$10,253
Corporate Bond	—	264	—	264
U.S. Treasury Obligations	—	191,253	—	191,253
Yankee Dollar	—	136	—	136
Time Deposit	—	198	—	198
Mutual Fund	7,287	—	—	7,287

Total Investments	$7,287	$202,104	$—	$209,391

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$336,630	$—	$336,630
Mutual Fund	17,152	—	—	17,152

Total Investments	$17,152	$336,630	$—	$353,782

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$170,048	$—	$170,048
Yankee Dollars	—	31,392	—	31,392
Mutual Funds	47,141	—	—	47,141

Total Investments	$47,141	$201,440	$—	$248,581

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,674	$—	$2,674
Collateralized Mortgage Obligations	—	9,571	—	9,571
U.S. Government Agency Mortgages	—	158,317	—	158,317
Yankee Dollars	—	409	—	409
Mutual Fund	29,220	—	—	29,220

Total Investments	$29,220	$170,971	$—	$200,191

TBA Sale Commitments	$—	$(3,429)	$—	$(3,429)
Short-Term Municipal Portfolio
Municipal Bonds	$—	$17,593	$—	$17,593
Mutual Fund	77	—	—	77

Total Investments	$77	$17,593	$—	$17,670

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Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal Portfolio
Municipal Bonds	$—	$355,677	$—	$355,677
Corporate Bond	—	—	—	—
Time Deposit	—	435	—	435
Mutual Fund	20,565	—	—	20,565

Total Investments	$20,565	$356,112	$—	$376,677

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$67,195	$—	$67,195
Mutual Fund	4,440	—	—	4,440

Total Investments	$4,440	$67,195	$—	$71,635

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 1 to Level 2 as of March 31, 2017 from the valuation input levels assigned as of the fiscal year ended June 30, 2016.

There were, however, transfers from Level 2 to Level 1 as of March 31, 2017 from the valuation input levels assigned as of the fiscal year ended June 30, 2016. On June 30, 2016 the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges (amounts in thousands). The Portfolios did not systematically fair value foreign securities on March 31, 2017.

Portfolio	Transfers from Level 2 to Level 1
Commodity Portfolio
Common Stocks	$254,164
ESG Growth Portfolio
Common Stocks	65,819
Catholic SRI Growth Portfolio
Common Stocks	7,247
International Portfolio
Common Stocks	869,855
Institutional International Portfolio
Common Stocks	1,631,079
Emerging Markets Portfolio
Common Stocks	1,151,166

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At March 31, 2017, all restricted securities were deemed liquid.

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Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts:    Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts:    Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures

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Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Purchased Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Written Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Commodity Portfolio had the following transactions in written call and put options during the quarter ended March 31, 2017:

	Number of Contracts	Notional (000)[1]	Premiums Received (000)
Options outstanding at December 31, 2016	(54)	$(50)	$(67)
Options written	(8)	(105)	(12)
Options exercised	—	—	—
Options expired	4	—	—
Options closed	44	50	57

Options outstanding at March 31, 2017	(14)	$(105)	$(22)

[1]	Includes foreign currency options and swaptions.

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter

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Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at March 31, 2017 is disclosed in the swap tables included in the Portfolios of Investments.

H.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The

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Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

I.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

J.    Securities Lending.    Certain of the Portfolios may lend from their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at March 31, 2017 are presented in the Portfolios of Investments.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

K.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2017 (Unaudited)

Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

3.    FEDERAL INCOME TAXES.    As of March 31, 2017, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$518,103	$111,264	$(17,440)	$93,824
Institutional Value Portfolio	666,797	124,158	(19,371)	104,787
Growth Portfolio	523,865	257,812	(13,793)	244,019
Institutional Growth Portfolio	709,504	319,272	(19,360)	299,912
Small Cap Mid-Cap Portfolio	81,955	30,937	(4,717)	26,220
Institutional Small Cap-Mid Cap Portfolio	104,632	41,849	(3,675)	38,174
Real Estate Portfolio	96,654	17,915	(1,045)	16,870
Commodity Returns Strategy Portfolio	573,899	210,446	(13,960)	196,486
ESG Growth Portfolio	134,618	13,262	(5,678)	7,584
Catholic SRI Growth Portfolio	23,485	3,587	(346)	3,241
International Portfolio	1,106,112	136,405	(55,800)	80,605
Institutional International Portfolio	2,232,337	253,138	(101,433)	151,705
Emerging Markets Portfolio	1,709,469	192,075	(129,702)	62,373
Core Fixed Income Portfolio	90,024	566	(818)	(252)
Fixed Opportunity Portfolio	667,378	24,657	(9,755)	14,902
U.S. Government Fixed Income Portfolio	209,856	1,654	(2,119)	(465)
Inflation Protected Portfolio	348,073	6,615	(906)	5,709
U.S. Corporate Fixed Income Portfolio	248,532	1,769	(1,720)	49
U.S. Mortgage/Asset Backed Fixed Income Portfolio	200,045	1,700	(1,554)	146
Short-Term Municipal Portfolio	17,650	58	(38)	20
Intermediate Municipal Portfolio	377,330	5,764	(6,417)	(653)
Intermediate Municipal II Portfolio	69,919	1,911	(195)	1,716

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, and an in-kind purchase by an investor that, for tax purposes, created a controlling interest in a Portfolio.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date May 26, 2017

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date May 26, 2017